UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

Annual Report

The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization–Mid Capitalization Equity Portfolio
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
The Real Estate Securities Portfolio
The Commodity Returns Strategy Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Fixed Income Opportunity Portfolio
The U.S. Government Fixed Income Securities Portfolio
The Inflation Protected Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

June 30, 2014

June 30, 2014

We are pleased to present the June 30, 2014 Annual Report for the HC Capital Trust (the “Trust”).

The Trust is a diversified open-end management investment company. The Trust currently consists of twenty separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Returns Strategy Portfolio, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST

Annual Report

June 30, 2014

Fiscal Year 2014 Summary

General Market
(Unaudited — June 30, 2014)

The several portfolios of the HC Capital Trust provide clients with distinct, broadly diversified, cost-effective exposure to multiple asset class funds (for both taxable and institutional investors). The Portfolios diversify, where appropriate, across multiple managers and strategies. The Portfolios enable clients to construct independent, custom asset allocation portfolios to best meet their overall investment policies and objectives. The absolute performance of each Portfolio over the period is designed to reflect the absolute performance of the asset class as reflected by the portfolio benchmark. Depending upon the objective, each Portfolio will generally seek to deliver performance that exceeds, or is in-line with the benchmark for the Portfolio as well as a peer universe of mutual funds with similar investment strategies.

In the fiscal year financial markets continued the rally that began in the aftermath of the financial crisis. U.S. equities have compounded at 20%+ rates for the last five years. International developed market equities have lagged but still achieved a five-year compounded annualized rate of almost 12%. U.S. Fixed Income has earned almost 5% annually since the 2008 crisis. This performance stems from two factors. First, the starting valuations were very low. In our valuation framework risk assets in mid-2009 were priced to deliver double-digit returns. Second, central banks worldwide have provided liquidity to markets – through policy rates and purchases of financial assets – on an historic scale. Asset prices since 2009 have benefitted from both falling risk premiums and lower discount rates. As a result, the improvement in corporate earnings has been amplified by two one-off inputs. The prospect from here is different. Risk premiums for U.S. assets are in the expensive range. Real risk-free rates are negative to negligible. Although both risk premiums and discount rates can compress from here, the performance of financial assets is likely to depend more heavily on the progress of the real economy. That progress is likely to be uneven across time, geography and sectors. As a result, the performance of the Portfolios will hinge more on the skill of the advisor and the specialist managers in identifying areas of potential improvement not reflected in prices.

In the last fiscal year, real activity generally accelerated around the world. The U.S. economy continued to gain strength – despite a severe winter that disrupted activity. Employment in the U.S. steadily improved as the housing and auto sectors rebounded. The European economy – particularly in the most troubled peripheral economies – began to turn the corner. Chinese growth continued to slow marginally, but a new stimulus program appeared to be taking shape. Some major debtor countries in emerging markets such as Turkey, South Africa and Brazil, took steps to reduce imbalances. The election of a reformist government in India encouraged markets. The great risks that have overshadowed the global economy – a Chinese hard landing and Euro disintegration – largely evaporated. The asset classes most vulnerable to these tail events rebounded. Global banks, sovereign bond markets in southern Europe, emerging market equities and commodities started to catch up.

U.S. equities appreciated sharply over the twelve months ended June 30, 2014 (24.50% for the S&P 500). Growth stocks outperformed value stocks (Russell 1000® Value Index 23.81% versus Russell 1000® Growth Index 26.92%). International developed market equities rose (MSCI EAFE 24.09%). The MSCI Emerging Markets index lagged the developed markets, rising 14.25% in U.S. Dollar terms. Fixed income asset classes rebounded from the selloff related to the Federal Reserve’s tapering of quantitative easing. The U.S. 10 year Treasury yield decreased from 2.56% to 2.53% over the year. Interest sensitive sectors like real estate securities (REITs) and utilities outperformed as rates declined.

Each of the Portfolios provided results consistent with their stated objectives over the fiscal year ended June 30, 2014. The performance of each Portfolio is listed in the table below and detailed summaries of the objectives, managers, and results are contained in the subsequent sections.

The table below summarizes the performance of each Portfolio in the HC Capital Trust. Note that benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index. All of the referenced benchmark indices are unmanaged, which means that the indices results do not reflect the impact of expenses associated with investing in securities, such as fees, brokerage commission and transactions costs.

HC Capital Trust Portfolios	Fiscal Year 2014 Return
The Value Equity Portfolio	22.69	%(a)
Russell 1000® Value Index[1]	23.81%
The Institutional Value Equity Portfolio	22.82	%(a)
Russell 1000® Value Index[1]	23.81%
The Growth Equity Portfolio	22.33	%(a)
Russell 1000® Growth Index[1]	26.92%
The Institutional Growth Equity Portfolio	22.19	%(a)
Russell 1000® Growth Index[1]	26.92%
The Small Capitalization–Mid Capitalization Equity Portfolio	24.38	%(a)
Russell 2000® Index[1]	23.64%
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	20.85	%(a)
Russell 2000® Index[1]	23.64%
The Real Estate Securities Portfolio	17.00	%(a)
Dow-Jones U.S. Select Real Estate Securities Index[2]	17.64%
The Commodity Returns Strategy Portfolio	19.64	%(a)
Bloomberg Commodity Index[3]	8.21%
HC Commodities Benchmark[4]	12.99%
The International Equity Portfolio	23.72	%(a)
MSCI EAFE Index[5]	24.09%
The Institutional International Equity Portfolio	24.16	%(a)
MSCI EAFE Index[5]	24.09%
The Emerging Markets Portfolio	16.48	%(a)
MSCI EM Index[6]	14.68%
The Core Fixed Income Portfolio	4.78	%(a)
Barclays Capital U.S. Aggregate Bond Index[7]	4.37%
The Fixed Income Opportunity Portfolio	11.23	%(a)
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index[8]	11.22%
The U.S. Government Fixed Income Securities Portfolio	1.91%
Barclays Capital U.S. Government Bond Index[9]	2.08%
The Inflation Protected Securities Portfolio	3.50	%(a)
Barclays Capital U.S. Treasury Inflation Protected Securities Index[10]	4.22%
The U.S. Corporate Fixed Income Securities Portfolio	7.76%
Barclays Capital U.S. Corporate Index[11]	7.73%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	4.04%
Barclays Capital U.S. Securitized Index[12]	4.59%
The Short-Term Municipal Bond Portfolio	1.26%
BofA Merrill Lynch 1-3 Year Muni Index[13]	1.42%
The Intermediate Term Municipal Bond Portfolio	4.10%
Barclays Capital 3-15 Year Blend Muni Index[14]	5.63%
The Intermediate Term Municipal Bond II Portfolio	3.76%
Barclays Capital 5-Year G.O. Muni Index[15]	3.78%

In reviewing the table above and the remainder of this report, note that past performance does not guarantee future results. The remainder of this report contains more specific details about the performance, strategy and managers in each of the portfolios.

(a)	The return shown is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which may be higher.
[1]	Each of the Russell indices is a market cap-weighted index of common stocks domiciled in the U.S. Unlike the S&P 500 Stock Index however, the basket of securities included in the various Russell indices is reconstituted each year. The Russell 3000® Index is constructed by ranking US common stocks from largest to smallest market capitalization, and including in the index the top 3,000 stocks. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks are included in the Russell 2000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value® Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.
[2]	Dow-Jones U.S. Select Real Estate Securities Index – is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991.
[3]	The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components).
[4]	The HC Commodities Benchmark is comprised 50% of the Bloomberg Commodity Index and 50% of the MSCI ACWI Commodity Producers Index. The MSCI ACWI Commodity Producers Index captures the global opportunity set of commodity produces in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products.
[5]	The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged, free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2014, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
[6]	MSCI Emerging Markets Index (“MSCI EM Index”) – is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2014, the MSCI EM Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
[7]	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities.
[8]	Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated high yield debt market.
[9]	The Barclays Capital U.S. Government Index is a broad-based index that represents the general performance of U.S. Treasury and U.S. Government agency and debt securities.
[10]	The Barclays Capital U.S. Treasury Inflation Protected Securities Index consists of Inflation-Protection securities issued by the U.S. Treasury.
[11]	The Barclays Capital U.S. Corporate Index is an unmanaged index that covers USD-denominated, investment-grade, fixed-rate and taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.
[12]	The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.
[13]	The Bank of America (“BofA”) Merrill Lynch 1-3 Year Municipal Index is an equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment-grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.
[14]	Barclays Capital 3-15 Year Blend Muni Index is an index composed of tax-exempt bonds with maturities ranging between 2 and 17 years.
[15]	Barclays Capital 5-Year General Obligations Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

The Value Equity Portfolio

The Institutional Value Equity Portfolio
(Unaudited)

The Value Equity Portfolio (the “Portfolio”) managed by AllianceBernstein, L.P., Cadence Capital Management, LLC and Institutional Capital, LLC returned 22.69% for the fiscal year compared to 23.81% for the Russell 1000® Value Index1 and 22.83% for the average manager in the Lipper2 universe of Large Cap Value Funds.

The Institutional Value Equity Portfolio (the “Institutional Portfolio”) managed by AllianceBernstein, L.P., Cadence Capital Management LLC and Institutional Capital, LLC returned 22.82% for the fiscal year compared to 23.81% for the Russell 1000® Value Index1 and 22.83% for the average manager in the Lipper2 universe of Large Cap Value Funds.

The Portfolios’ allocations to Relative Value and Cash detracted as markets rallied. The Portfolio’s cash position serves two purposes. First, it is intended to provide protection in the event of a market correction. Second, it allows the portfolio to take overweight positions in more volatile strategies without increasing the Portfolio’s overall sensitivity to the market, or beta. Indeed, the Portfolios benefitted from an allocation to a traditional value style represented by AllianceBernstein. Traditional value managers select stocks which have price/book, price/earnings, and price/cash flow measures at a substantial discount to the overall market. This category tended to outperform the Russell 1000® Value Index, as the market gained confidence in the traction of the US recovery and valuations for cyclical stocks and financials rose. As mentioned, traditional value managers tend to have higher beta. Relative value managers such as Institutional Capital emphasize stocks which trade at a relative discount to their sector or peer group. Over the fiscal year, relative value underperformed due to a lower exposure to financials and deep cyclicals.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize exceptional excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Russell 1000® Value Index measures the performance of those companies included in the Russell 1000® Stock Index with lower price-to-book ratios and lower forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Value Equity Portfolio from 7/1/04 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.31%
HC Advisors Shares 0.56%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Value Equity Portfolio from 7/18/08 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.31%
HC Advisors Shares 0.56%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio
(Unaudited)

The Growth Equity Portfolio (the “Portfolio”) managed by Jennison Associates LLC, Mellon Capital Management Corporation and Sustainable Growth Advisers returned 22.33% for the fiscal year compared to 26.92% for the Russell 1000® Growth Index1 and 26.53% for the average manager in the Lipper2 universe of Large Cap Growth Funds.

The Institutional Growth Equity Portfolio (the “Institutional Portfolio”) managed by Jennison Associates LLC, Mellon Capital Management Corporation, Pacific Investment Management Company, LLC (“PIMCO”) and Sustainable Growth Advisers returned 22.19% for the fiscal year compared to 26.92% for the Russell 1000® Growth Index1 and 26.53% for the average manager in the Lipper2 universe of Large Cap Growth Funds. The performance difference between the Institutional Portfolio and the Portfolio was primarily driven by the inclusion of PIMCO’s higher turnover strategy which HC Capital Solution (“the Adviser”) deemed inappropriate for tax-sensitive investors. PIMCO makes extensive use of derivatives – including futures and options – in order to replicate exposure to the stocks underlying the S&P 500 Index. The performance of PIMCO’s account is overwhelmingly a function of the change in the value of the derivatives held.

The Portfolios underperformed their benchmark and peer group because of higher allocations to quality growth style strategies. Quality growth managers favor companies with low leverage and higher stability of earnings. These companies tend to be more defensive. Over the period higher quality stocks posted weaker performance as investors bid up stocks with more cyclical or momentum characteristics. As valuations in domestic markets have risen, the Portfolios have been intentionally positioned more defensively, which has contributed to underperformance during a market rally. Moreover, active stock selection strategies experienced difficulty, as macroeconomic concerns contributed to high correlations. When stocks’ price movements derive mostly from sector or size factor, the relative contribution of company idiosyncratic factors diminishes. As active strategies have underperformed this year, we have increased the Funds’ allocations to active managers.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Russell 1000® Growth Index measures the performance of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Growth Equity Portfolio from 7/1/04 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.27%
HC Advisors Shares 0.52%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Growth Equity Portfolio from 8/8/08 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.26%
HC Advisors Shares 0.51%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
(Unaudited)

The Small Capitalization–Mid Capitalization Equity Portfolio (the “Portfolio”) managed by Ariel Investments, LLC, Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Mellon Capital Management Corporation and Pzena Investment Management, LLC (“Pzena”) returned 24.38% for the period compared to 23.64% return for the Russell 2000® Index1 and 23.75% for the average manager in the Lipper2 universe of Small Cap Core Funds.

The Portfolio outperformed its peer group and the benchmark for the period. The Portfolios benefited from allocations to (1) a Growth at a Reasonable Price or “GARP” style managed by Frontier and (2) a traditional value style particularly within the strategies managed by Pzena and Mellon. Small capitalization equities performed particularly well as investor confidence in the US economy improved.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (the “Institutional Portfolio”) managed by Cupps Capital Management, LLC, Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Mellon Capital Management Corporation and Pzena Investment Management, LLC returned 20.85% for the period compared to a 23.64% return for the Russell 2000® Index1 and 23.75% for the average manager in the Lipper2 universe of Small Cap Core Funds. The underperformance of the Institutional Portfolio relative to the taxable Portfolio resulted from the inclusion of Cupps’ higher turnover strategy which we deemed inappropriate for tax-sensitive investors. Markets penalized Cupps’ high growth, high momentum orientation, particularly during the second half of the fiscal year. Strong performance from the rest of the manager lineup was not enough to make up the relative deficit versus the benchmark and peer group.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	Russell 2000® Index measures the performance of smaller capitalization U.S. companies. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks become the Russell 2000® Index. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Small Capitalization–Mid Capitalization Equity Portfolio from 7/1/04 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Small Capitalization–Mid Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.57%
HC Advisors Shares 0.82%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Small Capitalization–Mid Capitalization Equity Portfolio from 8/15/08 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Small Capitalization–Mid Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.74%
HC Advisors Shares 0.99%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Real Estate Securities Portfolio
(Unaudited)

During the period, September 13, 2013 through June 30, 2014, The Real Estate Securities Portfolio (the “Portfolio”) was managed by Wellington Management Company LLP (“Wellington”), Cadence Capital Management, LLC and Mellon Capital Management Corporation. Wellington, with 100% allocation, returned 17.00% for the year compared to 17.64% for the Dow-Jones U.S. Select Real Estate Securities Index and 13.24% for the average manager in the Lipper universe of Real Estate funds.

We determined that the valuations of publicly traded REITs no longer justified a strategic allocation in client accounts and withdrew client capital from the Portfolio from June 2013 through September 2013. The Portfolio was reestablished in September 2013. For the remainder of the fiscal year, the Portfolio outperformed its benchmark by approximately 100bps. The outperformance was driven primarily by strong security selection in multifamily and health care oriented real estate names, as well as over-weights to both warehouse and real estate technology stocks.

[1]	The Dow-Jones U.S. Select Real Estate Securities Index is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trust (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Real Estate Securities Portfolio from 9/12/13 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio. The Real Estate Securities Portfolio was previously operational from May 21, 2009 to June 30, 2013. The Real Estate Securities Portfolio was redeemed in full on June 30, 2013 and recommenced operations on September 12, 2013.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Dow-Jones U.S. Select Real Estate Securities Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Real Estate Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.88%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

*	Returns are for the 1 year period and since inception through June 30, 2013.

The Commodity Returns Strategy Portfolio
(Unaudited)

The Commodity Returns Strategy Portfolio (the “Portfolio”) managed by Wellington Management Company, LLP, Pacific Investment Management Company, LLC and Mellon Capital Management Corporation returned 19.64% for the year compared to 12.99% for the HC Commodities Benchmark1, 8.21% for the Bloomberg Commodity Index2 and 8.44% for the average manager in the Lipper3 universe of Natural Resources Funds.

The Portfolio’s outperformance versus the benchmark was attributable to its higher exposure to the stocks of natural resource producers, which outperformed physical commodities by a wide margin. Commodity linked equities as represented by the MSCI Commodity Producers Index4 rallied sharply in the last quarter of the fiscal year, partly due to investors warming to previously unloved emerging markets. The Portfolio emphasized energy producers that outperformed the Index. The Index includes a higher share of energy, agricultural and commodity chemicals producers than the physical commodities Index. Those sectors outperformed precious and industrial metals which make up a larger share of the physical based futures index. As the market for physical futures has underperformed the commodities equities, we have now moved the portfolio to roughly an equal weight between the two strategies.

The managers of the futures strategies use derivatives — including futures, options, forwards, and swaps — to gain exposure to the underlying physical commodities. The returns generated by those strategies are predominantly a function of the change in the value of the derivatives held. To a lesser extent, the performance of the strategies reflects the change in the value of investments — primarily short dated fixed income — required to collateralize the derivative strategies. Over the period the two strategies performed comparably to the Bloomberg Commodity Index — a basket of commodities futures and contributed 3.18% to the overall performance of the Portfolio.

[1]	The HC Commodities Benchmark is composed of 50% of the Bloomberg Commodity Index[2] and 50% of the MSCI ACWI Commodity Producers Index.
[2]	The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components). This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.
[4]	The MSCI Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

The chart represents historical performance of a hypothetical investment of $10,000 in The Commodity Returns Strategy Portfolio from 6/8/10 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Bloomberg Commodity Index and the 50% Bloomberg Commodity Index & 50% MSCI ACWI Commodity Producers Index. The Dow-Jones UBS Commodity Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. The MSCI ACWI Commodity Producers Index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. An investor cannot invest directly in an index. The performance of The Commodity Returns Strategy Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.66%
HC Advisors Shares 0.91%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The International Equity Portfolio

The Institutional International Equity Portfolio
(Unaudited)

The International Equity Portfolio (the “Portfolio”) managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, Causeway Capital Management LLC, Cadence Capital Management, LLC and Mellon Capital Management Corporation returned 23.72% for the period compared to 24.09% for the MSCI EAFE Index1 and 20.69% for the average manager in the Lipper2 universe of International Large-Cap Core Funds.

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, Causeway Capital Management LLC, Lazard Asset Management LLC and Cadence Capital Management, LLC and Mellon Capital Management Corporation returned 24.16% for the fiscal year compared to 24.09% for the MSCI EAFE Index1 and 20.69% for the average manager in the Lipper2 universe of International Funds.

The weakness of the U.S. Dollar was a tailwind for the performance of the benchmark and the Portfolios. In local currency terms, the MSCI EAFE benchmark returned 17.84% for the period versus 23.47% in US Dollar terms.

In January 2014, the Portfolios were reconfigured to emphasize the Quality Yield strategy managed by Cadence Capital and deemphasize the active managers who had performed so well up to that point. The strategy focuses on companies that pay a high relative dividend yield and have strong balance sheets. The strategy was rewarded by the marketplace during the second half of the fiscal year and drove the Portfolio’s outperformance.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The International Equity Portfolio from 7/1/04 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.45%
HC Advisors Shares 0.70%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional International Equity Portfolio from 11/20/09 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.44%
HC Advisors Shares 0.69%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Emerging Markets Portfolio
(Unaudited)

The Emerging Markets Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation and Boston Company Asset Management, LLC returned 16.48% compared to 14.68% for the MSCI EM Index1 and 14.31% for the average manager in the Lipper2 universe of Emerging Markets Funds.

For the period, the Portfolio outperformed the benchmark and the average manager in the industry universe. The excess performance is primarily due to the Portfolio’s valuation bias. Over this period traditional valuation metrics like low price/book and low price/cash flow have been effective, and the Portfolio’s high exposure to those types of companies drove performance. Another tailwind was the Portfolio’s exposure to India, where a favorable political election helped drive excess returns in that market.

During the period, the portfolio was reallocated to better capture the traditional value measures that had not been favored by the marketplace up to that point. SSgA Funds Management, Inc. was terminated as a specialist manager in favor of existing strategies managed by The Boston Company and Mellon Capital. The reallocation took place in the second half of the fiscal year, and was beneficial to the Portfolio subsequently.

The Portfolio provides broad access to international emerging markets equity. The Portfolio is managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon Capital Management Corporation employs a quantitatively driven investment process that seeks to identify companies paying high dividends relative to the benchmark while maintaining quality balance sheets. The portfolio diversifies amongst a large number of names and across geographies and sectors to capture its specified factor. Boston Company Asset Management, LLC employs a fundamentally driven investment process to identify attractive value companies within the international emerging markets equity universe and then constructs a diversified portfolio of those companies in accordance with industry and individual company allocation guidelines.

[1]	The Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2014 the MSCI EM Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Emerging Markets Portfolio from 12/10/09 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EM Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Emerging Markets Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.77%
HC Advisors Shares 1.02%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Core Fixed Income Portfolio
(Unaudited)

The Core Fixed Income Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation (“Mellon”) and Seix Investment Advisors LLC returned 4.78% for the fiscal year compared to 4.37% for the Barclays Capital U.S. Aggregate Bond Index1 (“BarCap”) and 4.84% for the average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds.

Investor expectations and the ultimate announcement of the Federal Reserve’s tapering of its bond-buying program drove the U.S. Treasury yield curve higher during the first half of the fiscal year. Bonds with the highest sensitivity to interest rate movements performed poorly, while investors willing to take credit risk were rewarded. Through the second half of the fiscal year credit spreads tightened and yields moved lower across the curve. The major U.S. indices representing government, municipal, securitized and corporate securities generated positive returns. The BarCap Index, a broad measure of the U.S. bond market, gained 4.37% for the fiscal year end.

The Portfolio is allocated across the three major sectors of the BarCap Index: governments, credit, and asset backed securities. The government and asset backed sectors are passively managed to provide performance in-line with their respective benchmarks. Actual results may vary marginally from the underlying benchmarks because of cash flows and because for practical purposes, the portfolios hold a representative group of the securities in the benchmarks and do not seek to fully replicate all of the individual holdings. The credit portfolio has a bit more flexibility to vary from the index by avoiding credits that the manager feels have adverse price risk. The allocations across the three sectors will vary over time based upon the relative attractiveness of the sectors. In general, the portfolio maintains aggregate characteristics — duration, weighted average yield-to-maturity, and average credit quality comparable to the benchmark.

For the fiscal year ended June 30, 2014 Seix’s outperformance relative to the benchmark can be primarily attributed to the higher returns generated by security and sector selection. Specifically, the principal drivers of the outperformance were overweights in the Metals & Mining, Airlines and Wireline sectors and underweights in the Pharmaceutical, Electric and Food and Beverage sectors.

[1]	The Barclays Capital U.S. Aggregate Bond Index includes more than 8,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Core Fixed Income Portfolio from 7/1/04 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Core Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.25%
HC Advisors Shares 0.50%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Fixed Income Opportunity Portfolio
(Unaudited)

For the fiscal year, the Fixed Income Opportunity Portfolio (the “Portfolio”), managed by Fort Washington Investment Advisors LLC, Seix Investment Advisors LLC and Mellon Capital Management, had a return of 11.23% compared to 11.22% for the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index1 and 10.60% for the average manager in the Lipper2 High Current Yield Fund universe.

During the first half of the fiscal year we terminated Seix Investment Advisors LLC due to portfolio manager turnover. Fort Washington Investment Advisors LLC assumed investment management responsibilities of those assets.

Investor expectations and the ultimate announcement of Fed tapering of its bond buying program drove the U.S. Treasury yield curve higher during the first half of the fiscal year. Bonds with the highest sensitivity to interest rate movements performed poorly, while investors willing to take credit risk were rewarded. Through the second half of the fiscal year credit spreads tightened and yields moved lower across the curve. The major U.S. indices representing government, municipal, securitized and corporate securities generated positive returns. High Yield was one of the best performing fixed income sectors during the fiscal year. Emerging market bonds recovered substantially from a taper talk sell-off that began in mid-2013.

The Fort Washington Investment Advisors high yield strategy tracked their benchmark in fiscal 2014. Security selection was positive within Midstream Energy and Metals & Mining, but suffered from poor security selection in Automotive & Auto Parts. Primary detractors from performance were underweight positions in long duration Bank and Telecommunications bonds that benefitted from a flattening of the yield curve.

The Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of high yield bonds. The Portfolio may also opportunistically invest in international bonds, convertible bonds, preferred stocks, treasury inflation bonds, loan participations and fixed and floating rate loans. During the fiscal year we used the sell-off in emerging market bonds as an opportunity to add exposure within the portfolio. The exposure contributed positively to overall Portfolio performance given the dramatic rebound in emerging market bonds. We have since closed the position. At fiscal year end the Portfolio remained focused exclusively on high yield bonds.

[1]	The Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Opportunity Portfolio from 7/1/04 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Opportunity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.33%
HC Advisors Shares 0.58%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The U.S. Government Fixed Income Securities Portfolio
(Unaudited)

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned 1.91% compared to 2.08% for the Barclays Capital U.S. Government Bond Index1 and 2.11% for the average fixed income manager in the Lipper2 universe of Intermediate U.S. Government Funds.

Investor expectations and the ultimate announcement of Fed tapering of its bond buying program drove the U.S. Treasury yield curve higher during the first half of the fiscal year. Bonds with the highest sensitivity to interest rate movements performed poorly, while investors willing to take credit risk were rewarded. Through the second half of the fiscal year credit spreads tightened and yields moved lower across the curve. The major U.S. indices representing government, municipal, securitized and corporate securities generated positive returns.

The Portfolio is structured to perform similarly to the benchmark. As such it uses a sampling methodology to select a subset of the index universe that maintains aggregate characteristics — duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio owns a subset of securities of the Index, there will necessarily be some tracking error.

[1]	The Barclays Capital U.S. Government Bond Index is a broad-based unmanaged index that represents the general performance of U.S. Treasury and U.S. Government Agency debt securities.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Government Fixed Income Securities Portfolio from 12/6/10 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Government Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Government Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.17%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The U.S. Corporate Fixed Income Securities Portfolio
(Unaudited)

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Seix Investment Advisors LLC returned 7.76% compared to 7.73% for the Barclays Capital U.S. Corporate Index1 and 8.25% for the average fixed income manager in the Lipper universe of Intermediate Investment Grade Debt Funds.

Investor expectations and the ultimate announcement of Fed tapering of its bond buying program drove the U.S. Treasury yield curve higher during the first half of the fiscal year. Bonds with the highest sensitivity to interest rate movements performed poorly, while investors willing to take credit risk were rewarded. Through the second half of the fiscal year credit spreads tightened and yields moved lower across the curve. The major U.S. indices representing government, municipal, securitized and corporate securities generated positive returns.

The Portfolio maintains aggregate characteristics — duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. The Portfolio is biased towards more defensive industries, companies with more conservative capital structures and securities that have more security and/or more subordination. For the one year period ended June 30, 2014 the outperformance relative to the benchmark can be primarily attributed to the higher returns generated by security and sector selection. Specifically, the principal drivers of the outperformance were overweights in the Metals & Mining, Airlines and Wirelines sectors and underweights in the Pharmaceutical, Electric and Food and Beverage sectors.

[1]	The Barclays Capital U.S. Corporate Index covers USD denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate indices.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Corporate Fixed Income Securities Portfolio from 12/6/10 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Corporate Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Corporate Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.33%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
(Unaudited)

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management Corporation returned 4.04% compared to 4.59% or the Barclays Capital U.S. Securitized Index1 and 4.10% for the average fixed income manager in the Lipper2 universe of U.S. Mortgage Funds.

Investor expectations and the ultimate announcement of Fed tapering of its bond buying program drove the U.S. Treasury yield curve higher during the first half of the fiscal year. Bonds with the highest sensitivity to interest rate movements performed poorly, while investors willing to take credit risk were rewarded. Through the second half of the fiscal year credit spreads tightened and yields moved lower across the curve. The major U.S. indices representing government, municipal, securitized and corporate securities generated positive returns.

The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics — duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio holds a subset of the securities represented in the benchmark, it is expected to generate a small amount of tracking error.

[1]	The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Mortgage/Asset Backed Fixed Income Portfolio from 12/6/10 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Securitized Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Mortgage/Asset Backed Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.18%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Short-Term Municipal Bond Portfolio
(Unaudited)

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. gained 1.26% for the fiscal year compared to 1.42% for the BofA Merrill Lynch 1-3 Year Muni Index1 and 1.39% for the average manager in the Lipper2 universe of Short Duration Municipal Bond Funds.

Municipal valuations rebounded sharply in the second half of the fiscal year, driven by a search for higher income among investors and by highly favorable supply and demand conditions. Municipal bond mutual fund flows, which had seen 30 consecutive weeks of outflows by the close of 2013, reversed course in January and stayed positive into June. New issue supply remained well below long-term averages as continued budget difficulties at the state and local level limited new debt for capital projects. The increase on January 1, 2014 of the highest marginal federal tax to 43.4%, created stronger incentives for investors to seek the high after-tax yields afforded by municipals.

Amidst a persistent reach for yield, the longest maturities and lower quality credits produced the strongest total returns. Income-oriented revenue bonds outpaced high-grade general obligations and essential purpose revenue bonds in the period.

Despite concerns over well-publicized financial and economic troubles in Detroit and Puerto Rico, which caused turbulence for those jurisdictions’ bonds, state and local tax collections remained in an upswing, and governments are holding the line on spending. Consequently fund balances are approaching peaks reached in 2006 and 2007. Ratings agencies and investors are focusing more intently on public pension obligations in their credit evaluations; in order to meet accounting standards, issuers are starting to disclose pension obligations in their annual financial reports.

The Portfolio modestly outperformed the benchmark and peer universe gross of fees. Slightly longer duration positioning and positive sector selection, with overweights in special tax and hospitals contributed to outperformance. The portfolio retains a yield advantage relative to tax-exempt cash investments.

[1]	The BofA Merrill Lynch 1-3 Year Muni Index is an unmanaged, equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Short-Term Municipal Bond Portfolio from 3/1/06 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the BofA Merrill Lynch 1-3 Year Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Short-Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.27%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond Portfolio
(Unaudited)

The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) managed by Standish Mellon Asset Management Company LLC (“Standish”) returned 4.10% for the fiscal year compared to 5.63% for the Barclays Capital 3-15 Year Blend Muni Index1 and 5.11% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

Municipal valuations rebounded sharply in the second half of the fiscal year, driven by a search for higher income among investors and by highly favorable supply and demand conditions. Municipal bond mutual fund flows, which had seen 30 consecutive weeks of outflows by the close of 2013, reversed course in January and stayed positive into June. New issue supply remained well below long-term averages as continued budget difficulties at the state and local level limited new debt for capital projects. The increase on January 1, 2014 of the highest marginal federal tax to 43.4%, created stronger incentives for investors to seek the high after-tax yields afforded by municipals.

Amidst a persistent reach for yield, the longest maturities and lower quality credits produced the strongest total returns. Income-oriented revenue bonds outpaced high-grade general obligations and essential purpose revenue bonds in the period.

Despite concerns over well-publicized financial and economic troubles in Detroit and Puerto Rico, which caused turbulence for those jurisdictions’ bonds, state and local tax collections remained in an upswing, and governments are holding the line on spending. Consequently fund balances are approaching peaks reached in 2006 and 2007. Ratings agencies and investors are focusing more intently on public pension obligations in their credit evaluations; in order to meet accounting standards, issuers are starting to disclose pension obligations in their annual financial reports.

The Portfolio remains broadly diversified to high quality municipal bonds. The Portfolio strategy seeks to add value from sector and security selection as well as maturity management across the yield curve while maintaining an overall portfolio duration, or sensitivity to interest rates, that is comparable to that of the benchmark. The strategy underperformance for the fiscal period is primarily attributed to yield curve exposure, specifically being underweight 10-15 year maturities, which outperformed shorter maturity bonds. The negative contribution from having a shorter duration posture was mitigated by a positive contribution from being overweight income-oriented revenue bonds, such as airport, tobacco and hospital, which outperformed general obligation and pre-refunded bonds which were underweight.

[1]	Barclays Capital 3-15 Year Blend Muni Index is an index of government bonds. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond Portfolio from 7/1/04 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital 3-15 Year Blend Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.28%
HC Advisors Shares 0.53%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond II Portfolio
(Unaudited)

The Intermediate Term Municipal Bond II Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned 3.76% compared to 3.78% for the Barclays Capital 5-Year G.O. Muni Index1 and 5.11% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

Municipal valuations rebounded sharply in the second half of the fiscal year, driven by a search for higher income among investors and by highly favorable supply and demand conditions. Municipal bond mutual fund flows, which had seen 30 consecutive weeks of outflows by the close of 2013, reversed course in January and stayed positive into June. New issue supply remained well below long-term averages as continued budget difficulties at the state and local level limited new debt for capital projects. The increase on January 1, 2014 of the highest marginal federal tax to 43.4%, created stronger incentives for investors to seek the high after-tax yields afforded by municipals.

Amidst a persistent reach for yield, the longest maturities and lower quality credits produced the strongest total returns. Income-oriented revenue bonds outpaced high-grade general obligations and essential purpose revenue bonds in the period.

Despite concerns over well-publicized financial and economic troubles in Detroit and Puerto Rico, which caused turbulence for those jurisdictions’ bonds, state and local tax collections remained in an upswing, and governments are holding the line on spending. Consequently fund balances are approaching peaks reached in 2006 and 2007. Ratings agencies and investors are focusing more intently on public pension obligations in their credit evaluations; in order to meet accounting standards, issuers are starting to disclose pension obligations in their annual financial reports.

The Portfolio remains broadly diversified to high quality municipal bonds. The Portfolio strategy seeks to add value from sector and security selection as well as maturity management across the yield curve while maintaining an overall portfolio duration, or sensitivity to interest rates, that is comparable to that of the benchmark. The Portfolio performed in line with the benchmark for the fiscal year. Underperformance relative to the peer group is primarily attributable to its exposure to higher quality municipal bonds and shorter duration.

[1]	The Barclays Capital 5-Year G.O. Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond II Portfolio from 7/13/10 to 6/30/14, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital 5 Year G.O. Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/13)
HC Strategic Shares 0.25%
HC Advisors Shares 0.50%

* Based on estimated amounts for the current fiscal year.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2014, expense ratios can be found in the financial highlights.

Conclusion

The performance of the Portfolios for the fiscal year was consistent with our expectations. Importantly, we have deliberately reduced the market sensitivity of the some of the Portfolios to reflect our view of the reduced compensation for incremental risk. For the broader U.S. equity market, our current judgment is that the risk/reward relationship lies in the more expensive side of the historic range. Our decision to overweight companies with higher quality and/or dividend yield characteristics reflect a more conservative posture. As stock prices continue to rise in excess of the growth in long-term normalized earnings, we will reduce the Portfolios’ total risk, ceteris paribus. At the same time, we will be more inclined to exploit more narrow return opportunities, permit specialist managers more latitude with respect to their benchmarks and/or overweight more skill-based active strategies. These decisions are likely to increase the active or tracking risk of the Portfolios to standard market benchmarks.

We continue to seek to add new portfolios as appropriate to broaden the opportunity set of investment portfolios available to our clients for fulfilling their asset allocation and investment policy objectives. In the fiscal year, we added the Inflation Protected Securities Portfolio to allow clients cost effective, passive exposure to inflation-indexed securities. We also continue to maintain a comprehensive dual-track, investment management and compliance review and due diligence processes to identify, select, implement, monitor and manage the investment managers and investment strategies we employ within each Portfolio.

Finally, we are constantly seeking ways to improve our management of each Portfolio. To that end, over the period we continued to adjust our custom defined investment style portfolio strategies to express the most attractive return opportunities. For example, we altered the rule set for the Emerging Market Equity strategy managed by Mellon Capital to express a stronger value orientation. We continue to explore new strategies that exploit more differentiated opportunities among factor-based investment styles.

As ever, we appreciate your continued confidence and support.

HC Capital Solutions

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 91.05%
	Aerospace & Defense — 2.43%
9,925	Exelis, Inc.	$169
12,425	General Dynamics Corp.	1,448
25,473	Honeywell International, Inc.	2,368
13,505	Lockheed Martin Corp.	2,171
13,345	Northrop Grumman Corp.	1,596
17,539	Raytheon Co.	1,618
46,460	The Boeing Co.	5,911
		15,281
	Air Freight & Logistics — 0.55%
8,510	C.H. Robinson Worldwide, Inc.	543
28,702	United Parcel Service, Inc., Class – B	2,946
		3,489
	Airlines — 0.25%
1,867	Copa Holdings SA, Class – A	266
34,400	Delta Air Lines, Inc.	1,332
		1,598
	Auto Components — 1.41%
102,600	Dana Holding Corp.	2,505
7,274	Gentex Corp.	212
49,654	Johnson Controls, Inc.	2,479
12,500	Lear Corp.	1,117
28,800	TRW Automotive Holdings Corp. (a)	2,578
		8,891
	Automobiles — 1.97%
553,314	Ford Motor Co.	9,539
79,824	General Motors Co.	2,898
		12,437
	Banks — 6.20%
783,900	Bank of America Corp.	12,049
1,765	Bank of Hawaii Corp.	104
4,055	BankUnited, Inc.	136
37,616	BB&T Corp.	1,483
1,499	BOK Financial Corp.	100
187,900	Citigroup, Inc.	8,850
1,895	Cullen/Frost Bankers, Inc.	151
10,835	Fulton Financial Corp.	134
50,851	JPMorgan Chase & Co.	2,930
4,699	M&T Bank Corp.	583
5,336	PacWest BanCorp	230
32,350	PNC Financial Services Group, Inc.	2,881
179,428	Wells Fargo & Co.	9,431
		39,062
	Beverages — 1.26%
10,770	Dr. Pepper Snapple Group, Inc.	631
33,161	PepsiCo, Inc.	2,963
102,355	The Coca-Cola Co.	4,335
		7,929
	Biotechnology — 0.22%
29,000	Theravance, Inc.	863
5,542	Vertex Pharmaceuticals, Inc. (a)	525
		1,388

Shares	Security Description	Value (000)
	Cable & Satellite — 0.45%
53,000	Comcast Corp.	$2,845
	Capital Markets — 1.32%
1,370	Artisan Partners Asset Management, Inc.	78
6,994	BlackRock, Inc., Class – A	2,235
6,593	Eaton Vance Corp.	249
3,306	Federated Investors, Inc., Class – B	102
17,500	Goldman Sachs Group, Inc.	2,931
23,731	Invesco Ltd.	896
6,775	Lazard Ltd., Class – A	349
22,650	Northern Trust Corp.	1,454
		8,294
	Chemicals — 3.36%
7,786	Air Products & Chemicals, Inc.	1,001
40,840	E.I. du Pont de Nemours & Co.	2,673
35,400	Eastman Chemical Co.	3,092
68,585	LyondellBasell Industries NV, Class – A	6,697
25,237	Monsanto Co.	3,148
280	Rayonier Advanced Materials, Inc. (a)	11
4,025	Rockwood Holdings, Inc.	306
55,810	The Dow Chemical Co.	2,872
22,850	The Mosaic Co.	1,130
4,913	The Scotts Miracle-Gro Co.	279
		21,209
	Commercial Services & Supplies — 0.43%
5,382	Covanta Holding Corp.	111
8,973	Iron Mountain, Inc.	318
6,970	KAR Auction Services, Inc.	222
7,562	Pitney Bowes, Inc.	209
10,622	R.R. Donnelley & Sons Co.	180
10,331	Republic Services, Inc., Class – A	392
10,069	The ADT Corp.	352
20,566	Waste Management, Inc.	920
		2,704
	Communications Equipment — 1.63%
276,600	Brocade Communications Systems, Inc.	2,545
203,284	Cisco Systems, Inc.	5,051
35,671	Harris Corp.	2,702
		10,298
	Construction & Engineering — 0.18%
24,800	URS Corp.	1,137
	Consumer Finance — 2.92%
16,550	Ameriprise Financial, Inc.	1,986
108,650	Capital One Financial Corp.	8,975
59,800	Discover Financial Services	3,706
24,446	Navient Corp.	433
4,585	Santander Consumer USA Holdings, Inc.	89
383,300	SLM Corp.	3,185
		18,374
	Containers & Packaging — 0.34%
5,222	Avery Dennison Corp.	268
4,630	Bemis Co., Inc.	188
1,575	Greif, Inc., Class – A	86

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
6,030	MeadWestvaco Corp.	$267
25,487	Owens-Illinois, Inc. (a)	882
4,012	Packaging Corp. of America	287
3,612	Sonoco Products Co.	159
		2,137
	Distributors — 0.10%
7,207	Genuine Parts Co.	633
	Diversified Banks — 0.46%
67,435	U.S. BanCorp	2,921
	Diversified Consumer Services — 0.05%
8,681	H&R Block, Inc.	291
	Diversified Financial Services — 0.65%
16,692	CME Group, Inc.	1,184
80,100	Voya Financial, Inc.	2,911
		4,095
	Diversified Telecommunication Services — 1.42%
82,740	AT&T, Inc.	2,926
39,529	BCE, Inc.	1,793
24,139	CenturyLink, Inc.	874
43,737	Frontier Communications Corp.	255
59,251	Verizon Communications, Inc.	2,899
24,074	Windstream Holdings, Inc.	240
		8,987
	Electric Utilities — 1.24%
1,110	American Electric Power, Inc.	62
2,111	Duke Energy Corp.	157
78,484	Edison International	4,560
395	Entergy Corp.	32
69,064	Exelon Corp.	2,519
1,160	FirstEnergy Corp.	40
1,013	NextEra Energy, Inc.	104
966	Northeast Utilities	46
499	OGE Energy Corp.	20
540	Pepco Holdings, Inc.	15
285	Pinnacle West Capital Corp.	16
1,653	PPL Corp.	59
2,962	The Southern Co.	134
1,510	Xcel Energy, Inc.	49
		7,813
	Electrical Equipment — 0.58%
17,411	Eaton Corp. PLC	1,344
34,959	Emerson Electric Co.	2,320
		3,664
	Energy Equipment & Services — 1.98%
21,850	Cameron International Corp. (a)	1,479
106,300	Halliburton Co.	7,549
5,539	Helmerich & Payne, Inc.	643
24,601	National Oilwell Varco, Inc.	2,026
18,576	Seadrill Ltd.	742
		12,439

Shares	Security Description	Value (000)
	Food & Staples Retailing — 2.19%
58,450	CVS Caremark Corp.	$4,406
21,642	Sysco Corp.	810
115,000	The Kroger Co.	5,685
38,435	Wal-Mart Stores, Inc.	2,885
		13,786
	Food Products — 1.42%
36,473	Archer-Daniels-Midland Co.	1,609
6,864	Campbell Soup Co.	314
52,848	ConAgra Foods, Inc.	1,569
9,426	Flowers Foods, Inc.	199
33,848	General Mills, Inc.	1,778
4,459	Ingredion, Inc.	335
12,457	Kellogg Co.	818
29,683	Kraft Foods Group, Inc.	1,780
2,150	Pinnacle Foods, Inc.	71
4,349	The J.M. Smucker Co.	463
		8,936
	Food Retail — 0.08%
13,780	Safeway, Inc.	473
	Gas Utilities — 0.41%
253	AGL Resources, Inc.	14
594	Questar Corp.	15
51,161	UGI Corp.	2,583
		2,612
	Health Care Equipment & Supplies — 2.01%
62,343	Abbott Laboratories	2,550
29,799	Baxter International, Inc.	2,154
20,752	Covidien PLC	1,871
95,100	Medtronic, Inc.	6,064
		12,639
	Health Care Providers & Services — 1.51%
64,500	Aetna, Inc.	5,229
16,250	Express Scripts Holding Co. (a)	1,127
8,644	Quest Diagnostics, Inc.	507
32,300	UnitedHealth Group, Inc.	2,641
		9,504
	Hotels, Restaurants & Leisure — 1.43%
22,244	Carnival Corp.	838
20,756	Darden Restaurants, Inc.	960
13,541	International Game Technology	215
39,027	Las Vegas Sands Corp.	2,975
28,776	McDonald's Corp.	2,899
5,287	Seaworld Entertainment, Inc.	150
2,290	Six Flags Entertainment Corp.	97
4,040	Wynn Resorts Ltd.	839
		8,973
	Household Durables — 0.52%
6,505	Garmin Ltd.	396
5,438	Leggett & Platt, Inc.	186
105,900	PulteGroup, Inc.	2,136
6,577	Tupperware Brands Corp.	550
		3,268

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products — 1.30%
42,495	Colgate-Palmolive Co.	$2,897
16,301	Kimberly-Clark Corp.	1,813
6,162	The Clorox Co.	563
36,957	The Procter & Gamble Co.	2,905
		8,178
	Housewares & Specialties — 0.08%
15,867	Newell Rubbermaid, Inc.	492
	Independent Power and Renewable Electricity Producers — 0.45%
119,000	Calpine Corp. (a)	2,833
	Industrial Conglomerates — 1.62%
20,406	3M Co.	2,923
277,654	General Electric Co.	7,297
		10,220
	Insurance — 8.61%
47,342	ACE Ltd.	4,910
24,815	Aflac, Inc.	1,545
5,896	Allied World Assurance Co. Holdings AG	224
41,800	Allstate Corp.	2,454
38,900	American Financial Group, Inc.	2,317
133,700	American International Group, Inc.	7,296
53,100	Aon PLC	4,784
6,110	Arthur J. Gallagher & Co.	285
43,000	Assurant, Inc.	2,819
7,086	AXIS Capital Holdings Ltd.	314
8,661	Cincinnati Financial Corp.	416
2,757	CNA Financial Corp.	111
2,395	Endurance Specialty Holdings Ltd.	124
12,181	Fidelity National Financial, Inc., Class – A	399
144,800	Genworth Financial, Inc., Class – A (a)	2,520
2,438	Hanover Insurance Group, Inc.	154
137,000	Lincoln National Corp.	7,047
11,468	Old Republic International Corp.	190
56,908	PartnerRe Ltd.	6,214
16,871	Principal Financial Group, Inc.	852
3,405	ProAssurance Corp.	151
24,085	Prudential Financial, Inc.	2,138
51,749	The Chubb Corp.	4,770
20,790	The Travelers Cos., Inc.	1,956
5,126	Validus Holdings Ltd.	196
		54,186
	IT Services — 2.55%
35,419	Accenture PLC, Class – A	2,863
21,899	Automatic Data Processing, Inc.	1,736
47,700	Booz Allen Hamilton Holding Corp.	1,013
16,143	International Business Machines Corp.	2,926
8,331	Leidos Holdings, Inc.	319
12,892	Paychex, Inc.	536
137,145	Western Union Co.	2,378
344,700	Xerox Corp.	4,289
		16,060

Shares	Security Description	Value (000)
	Leisure Products — 0.18%
6,313	Hasbro, Inc.	$335
19,876	Mattel, Inc.	774
		1,109
	Life & Health Insurance — 0.41%
46,651	MetLife, Inc.	2,592
	Machinery — 2.12%
49,584	Caterpillar, Inc.	5,388
32,217	Deere & Co.	2,917
35,700	Dover Corp.	3,247
21,100	ITT Corp.	1,015
8,904	Stanley Black & Decker, Inc.	782
		13,349
	Media — 2.96%
9,750	Cablevision Systems Corp., Class – A	172
4,554	Cinemark Holdings, Inc.	161
22,399	Gannett Co., Inc.	701
3,960	Lamar Advertising Co.	210
99,800	Liberty Global PLC, Series C (a)	4,223
19,132	Liberty Global PLC, Class – A (a)	846
13,531	Omnicom Group, Inc.	964
2,476	Regal Entertainment Group, Class – A	52
16,735	Thomson Reuters Corp.	608
46,777	Time Warner, Inc.	3,286
42,803	Time, Inc. (a)	1,037
102,700	Twenty-First Century Fox, Inc.	3,610
31,791	Viacom, Inc., Class – B	2,757
		18,627
	Metals & Mining — 0.51%
1,878	Compass Minerals International, Inc.	180
54,382	Freeport-McMoRan Copper & Gold, Inc.	1,985
16,895	Nucor Corp.	832
11,137	Steel Dynamics, Inc.	200
		3,197
	Multiline Retail — 1.29%
40,800	Dollar General Corp. (a)	2,340
11,958	Kohl's Corp.	630
39,600	Macy's, Inc.	2,298
49,743	Target Corp.	2,882
		8,150
	Multi-Utilities — 0.09%
285	Alliant Energy Corp.	17
661	Ameren Corp.	27
1,234	CenterPoint Energy, Inc.	32
711	CMS Energy Corp.	22
961	Consolidated Edison, Inc.	55
1,761	Dominion Resources, Inc.	127
439	DTE Energy Co.	34
735	NiSource, Inc.	29
1,039	PG&E Corp.	50
1,234	Public Service Enterprise Group, Inc.	50
406	SCANA Corp.	22
508	Sempra Energy	53

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
879	Wisconsin Energy Corp.	$41
		559
	Oil, Gas & Consumable Fuels — 8.42%
22,160	Chevron Corp.	2,893
34,434	ConocoPhillips	2,952
508	CVR Energy, Inc.	24
51,000	Encana Corp.	1,209
73,257	Exxon Mobil Corp.	7,376
1,443	Golar LNG Ltd.	87
104,300	Hess Corp.	10,315
10,403	HollyFrontier Corp.	455
31,156	Kinder Morgan, Inc.	1,130
15,100	Marathon Oil Corp.	603
28,814	Murphy Oil Corp.	1,916
89,782	Occidental Petroleum Corp.	9,214
10,215	ONEOK, Inc.	695
2,660	PBF Energy, Inc.	71
32,446	Phillips 66	2,610
32,050	Southwestern Energy Co. (a)	1,458
23,221	Spectra Energy Corp.	986
37,545	The Williams Cos., Inc.	2,185
136,800	Valero Energy Corp.	6,854
		53,033
	Paper & Forest Products — 0.05%
3,837	Domtar Corp.	164
3,956	Weyerhaeuser Co.	131
		295
	Paper Products — 0.18%
22,679	International Paper Co.	1,145
	Pharmaceuticals — 6.53%
54,488	AbbVie, Inc.	3,075
110,705	Bristol-Myers Squibb Co.	5,370
29,918	Eli Lilly & Co.	1,860
62,200	GlaxoSmithKline PLC, ADR	3,326
27,918	Johnson & Johnson	2,921
50,413	Merck & Co., Inc.	2,916
14,050	Novartis AG – Sponsored ADR	1,272
624,167	Pfizer, Inc.	18,526
14,600	Valeant Pharmaceuticals International, Inc. (a)	1,842
		41,108
	Property & Casualty Insurance — 0.01%
1,469	Mercury General Corp.	69
	Real Estate Investment Trusts — 0.77%
510	Alexandria Real Estate Equities, Inc.	40
726	American Campus Communities, Inc.	28
1,877	American Capital Agency Corp.	44
6,142	American Realty Capital Properties, Inc.	77
16,050	American Tower Corp.	1,445
4,868	Annaly Capital Management, Inc.	56

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
886	Apartment Investment & Management Co., Class – A	$29
739	AvalonBay Communities, Inc.	105
1,123	BioMed Realty Trust, Inc.	25
972	Boston Properties, Inc.	115
830	Brandywine Realty Trust	13
527	Camden Property Trust	37
1,268	CBL & Associates Properties, Inc.	24
5,293	Chimera Investment Corp.	17
929	Columbia Property Trust, Inc.	24
590	CommonWealth REIT	16
452	Corporate Office Properties Trust	13
652	Corrections Corp. of America	21
2,141	DDR Corp.	38
1,037	Digital Realty Trust, Inc.	60
935	Douglas Emmett, Inc.	26
1,558	Duke Realty Corp.	28
596	Equity Lifestyle Properties, Inc.	26
2,444	Equity Residential	154
354	Essex Property Trust, Inc.	65
832	Extra Space Storage, Inc.	44
393	Federal Realty Investment Trust	48
4,217	General Growth Properties, Inc.	99
3,414	HCP, Inc.	141
1,869	Health Care REIT, Inc.	117
1,617	Healthcare Trust of America, Inc., Class – A	19
359	Home Properties, Inc.	23
1,013	Hospitality Properties Trust	31
5,630	Host Hotels & Resorts, Inc.	124
344	Kilroy Realty Corp.	21
2,776	Kimco Realty Corp.	64
869	Liberty Property Trust	33
2,070	MFA Financial, Inc.	17
445	Mid-America Apartment Communities, Inc.	33
616	National Retail Properties, Inc.	23
2,608	NorthStar Realty Finance Corp.	45
974	Piedmont Office Realty Trust, Inc., Class – A	18
367	Post Properties, Inc.	20
3,025	Prologis, Inc.	124
1,143	Public Storage	196
1,346	Realty Income Corp.	60
432	Regency Centers Corp.	24
1,733	Retail Properties of America, Inc., Class – A	27
1,193	Senior Housing Properties Trust	29
2,385	Simon Property Group, Inc.	397
1,985	Spirit Realty Capital, Inc.	23
1,722	Starwood Property Trust, Inc.	41
428	Taubman Centers, Inc.	32
951	The Macerich Co.	63
1,888	Two Harbors Investment Corp.	20
1,445	UDR, Inc.	41
2,210	Ventas, Inc.	142

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
1,031	Vornado Realty Trust	$110
588	Weingarten Realty Investors	19
734	WP Carey, Inc.	47
		4,841
	Regional Banks — 0.15%
44,528	Fifth Third Bancorp	951
	Restaurants — 0.02%
15,765	The Wendy's Co.	134
	Retail Real Estate Investment Trusts — 0.00%
676	Tanger Factory Outlet Centers, Inc.	24
	Road & Rail — 0.19%
11,859	Norfolk Southern Corp.	1,222
	Semiconductors — 0.12%
15,385	Xilinx, Inc.	728
	Semiconductors & Semiconductor Equipment — 2.52%
15,512	Analog Devices, Inc.	839
127,100	Applied Materials, Inc.	2,866
95,736	Intel Corp.	2,958
8,681	KLA-Tencor Corp.	631
8,985	Linear Technology Corp.	423
12,019	Maxim Integrated Products, Inc.	406
7,927	Microchip Technology, Inc.	387
49,700	Micron Technology, Inc. (a)	1,638
119,412	Texas Instruments, Inc.	5,706
		15,854
	Software — 1.94%
35,734	CA, Inc.	1,027
141,300	Electronic Arts, Inc. (a)	5,068
69,948	Microsoft Corp.	2,917
60,350	Oracle Corp.	2,446
34,490	Symantec Corp.	790
		12,248
	Specialized Real Estate Investment Trusts — 0.02%
609	OMEGA Healthcare Investors, Inc.	22
1,065	Plum Creek Timber Co., Inc.	48
840	Rayonier, Inc.	30
		100
	Specialty Retail — 3.01%
15,752	Best Buy Co., Inc.	488
3,932	DSW, Inc.	110
51,400	Foot Locker, Inc.	2,607
114,831	GameStop Corp., Class – A	4,648
12,120	L Brands, Inc.	711
531,900	Office Depot, Inc. (a)	3,027

Shares or Principal Amount (000)	Security Description	Value (000)
	Specialty Retail (continued)
68,933	Staples, Inc.	$747
36,305	The Home Depot, Inc.	2,939
68,800	The TJX Cos., Inc.	3,657
		18,934
	Technology Hardware, Storage & Peripherals — 1.98%
2,530	Diebold, Inc.	102
323,700	Hewlett-Packard Co.	10,902
3,241	Lexmark International, Inc., Class – A	156
36,250	NetApp, Inc.	1,324
		12,484
	Textiles, Apparel & Luxury Goods — 0.17%
32,068	Coach, Inc.	1,096
	Thrifts & Mortgage Finance — 0.09%
21,272	New York Community Bancorp, Inc.	340
15,549	People's United Financial, Inc.	236
		576
	Tobacco — 1.15%
68,948	Altria Group, Inc.	2,891
14,864	Lorillard, Inc.	906
32,673	Philip Morris International, Inc.	2,755
11,578	Reynolds American, Inc.	699
		7,251
	Water Utilities — 0.01%
482	American Water Works Co., Inc.	24
510	Aqua America, Inc.	13
		37
	Wireless Telecommunication Services — 0.58%
109,816	Vodafone Group PLC – Sponsored ADR	3,667
	Total Common Stocks	573,454
	Time Deposit — 0.87%
$ 5,500	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	5,500
	Total Time Deposit	5,500
	Mutual Funds — 7.51%
331,769	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	332
46,980,548	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	46,981
	Total Mutual Funds	47,313
	Total Investments (cost $490,561) — 99.43%	626,267
	Other assets in excess of liabilities — 0.57%	3,595
	Net Assets — 100.00%	$629,862
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Value Equity Portfolio	Alliance Bernstein, L.P.	Cadence Capital Management, LLC	Institutional Capital, LLC	Mellon Capital Management Corporation	Total
Common Stocks	38.45%	37.07%	15.53%	—	91.05%
Time Deposit	0.68%	—	0.19%	—	0.87%
Mutual Funds	—	0.06%	—	7.45%	7.51%
Other Assets (Liabilities)	0.50%	0.04%	0.03%	—	0.57%
Total Net Assets	39.63%	37.17%	15.75%	7.45%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 90.25%
	Aerospace & Defense — 2.29%
15,929	Exelis, Inc.	$270
19,941	General Dynamics Corp.	2,324
37,194	Honeywell International, Inc.	3,457
21,674	Lockheed Martin Corp.	3,484
21,418	Northrop Grumman Corp.	2,562
28,148	Raytheon Co.	2,597
71,086	The Boeing Co.	9,045
		23,739
	Air Freight & Logistics — 0.54%
13,502	C.H. Robinson Worldwide, Inc.	861
46,064	United Parcel Service, Inc., Class – B	4,729
		5,590
	Airlines — 0.22%
2,980	Copa Holdings SA, Class – A	425
49,300	Delta Air Lines, Inc.	1,909
		2,334
	Auto Components — 1.43%
176,500	Dana Holding Corp.	4,310
11,675	Gentex Corp.	340
72,439	Johnson Controls, Inc.	3,617
25,100	Lear Corp.	2,242
49,000	TRW Automotive Holdings Corp. (a)	4,386
		14,895
	Automobiles — 1.92%
883,542	Ford Motor Co.	15,233
128,108	General Motors Co.	4,650
		19,883
	Banks — 6.22%
1,290,100	Bank of America Corp.	19,828
2,833	Bank of Hawaii Corp.	166
6,508	BankUnited, Inc.	218
60,370	BB&T Corp.	2,380
2,396	BOK Financial Corp.	160
322,400	Citigroup, Inc.	15,185
3,041	Cullen/Frost Bankers, Inc.	242
17,389	Fulton Financial Corp.	215
81,611	JPMorgan Chase & Co.	4,702
7,541	M&T Bank Corp.	935
8,564	PacWest BanCorp	370
47,200	PNC Financial Services Group, Inc.	4,203
304,177	Wells Fargo & Co.	15,988
		64,592
	Beverages — 1.21%
17,285	Dr. Pepper Snapple Group, Inc.	1,013
53,220	PepsiCo, Inc.	4,755

Shares	Security Description	Value (000)
	Beverages (continued)
159,492	The Coca-Cola Co.	$6,755
		12,523
	Biotechnology — 0.34%
46,000	Theravance, Inc.	1,370
22,694	Vertex Pharmaceuticals, Inc. (a)	2,149
		3,519
	Cable & Satellite — 0.40%
77,600	Comcast Corp.	4,166
	Capital Markets — 1.22%
2,198	Artisan Partners Asset Management, Inc.	125
11,224	BlackRock, Inc., Class – A	3,587
10,686	Eaton Vance Corp.	404
5,305	Federated Investors, Inc., Class – B	164
25,500	Goldman Sachs Group, Inc.	4,269
38,085	Invesco Ltd.	1,437
10,874	Lazard Ltd., Class – A	561
33,050	Northern Trust Corp.	2,122
		12,669
	Chemicals — 3.30%
12,496	Air Products & Chemicals, Inc.	1,607
65,543	E.I. du Pont de Nemours & Co.	4,289
61,400	Eastman Chemical Co.	5,364
115,013	LyondellBasell Industries NV, Class – A	11,231
36,807	Monsanto Co.	4,591
450	Rayonier Advanced Materials, Inc. (a)	17
6,532	Rockwood Holdings, Inc.	496
89,568	The Dow Chemical Co.	4,610
33,300	The Mosaic Co.	1,647
7,885	The Scotts Miracle-Gro Co.	448
		34,300
	Commercial Services & Supplies — 0.42%
8,637	Covanta Holding Corp.	178
14,400	Iron Mountain, Inc.	510
11,186	KAR Auction Services, Inc.	356
12,136	Pitney Bowes, Inc.	335
17,164	R.R. Donnelley & Sons Co.	291
16,581	Republic Services, Inc., Class – A	630
16,319	The ADT Corp.	570
33,006	Waste Management, Inc.	1,477
		4,347
	Communications Equipment — 1.63%
480,200	Brocade Communications Systems, Inc.	4,418
313,886	Cisco Systems, Inc.	7,800
62,525	Harris Corp.	4,736
		16,954

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering — 0.19%
42,500	URS Corp.	$1,949
	Consumer Finance — 2.87%
24,150	Ameriprise Financial, Inc.	2,898
176,850	Capital One Financial Corp.	14,608
101,500	Discover Financial Services	6,291
39,627	Navient Corp.	702
7,358	Santander Consumer USA Holdings, Inc.	143
616,600	SLM Corp.	5,124
		29,766
	Containers & Packaging — 0.32%
8,381	Avery Dennison Corp.	430
7,431	Bemis Co., Inc.	302
2,528	Greif, Inc., Class – A	138
9,677	MeadWestvaco Corp.	428
37,189	Owens-Illinois, Inc. (a)	1,288
6,439	Packaging Corp. of America	460
5,797	Sonoco Products Co.	255
		3,301
	Distributors — 0.10%
11,567	Genuine Parts Co.	1,016
	Diversified Banks — 0.45%
108,226	U.S. BanCorp	4,688
	Diversified Consumer Services — 0.04%
13,932	H&R Block, Inc.	467
	Diversified Financial Services — 0.66%
26,789	CME Group, Inc.	1,901
135,900	Voya Financial, Inc.	4,938
		6,839
	Diversified Telecommunication Services — 1.36%
132,789	AT&T, Inc.	4,695
57,595	BCE, Inc.	2,613
38,741	CenturyLink, Inc.	1,402
70,193	Frontier Communications Corp.	410
94,949	Verizon Communications, Inc.	4,646
38,637	Windstream Holdings, Inc.	385
		14,151
	Electric Utilities — 1.22%
1,782	American Electric Power, Inc.	99
3,388	Duke Energy Corp.	251
134,659	Edison International	7,826
635	Entergy Corp.	52
100,322	Exelon Corp.	3,660
1,862	FirstEnergy Corp.	65
1,626	NextEra Energy, Inc.	167
1,550	Northeast Utilities	73

Shares	Security Description	Value (000)
	Electric Utilities (continued)
801	OGE Energy Corp.	$31
867	Pepco Holdings, Inc.	24
458	Pinnacle West Capital Corp.	26
2,653	PPL Corp.	94
4,754	The Southern Co.	216
2,424	Xcel Energy, Inc.	78
		12,662
	Electrical Equipment — 0.57%
27,943	Eaton Corp. PLC	2,157
56,105	Emerson Electric Co.	3,723
		5,880
	Energy Equipment & Services — 1.78%
31,850	Cameron International Corp. (a)	2,157
154,000	Halliburton Co.	10,936
8,890	Helmerich & Payne, Inc.	1,032
39,483	National Oilwell Varco, Inc.	3,251
29,812	Seadrill Ltd.	1,191
		18,567
	Food & Staples Retailing — 2.16%
88,100	CVS Caremark Corp.	6,640
34,732	Sysco Corp.	1,301
199,100	The Kroger Co.	9,841
61,684	Wal-Mart Stores, Inc.	4,631
		22,413
	Food Products — 1.38%
58,728	Archer-Daniels-Midland Co.	2,590
11,016	Campbell Soup Co.	505
84,815	ConAgra Foods, Inc.	2,517
15,128	Flowers Foods, Inc.	319
54,323	General Mills, Inc.	2,854
7,157	Ingredion, Inc.	537
19,993	Kellogg Co.	1,314
47,638	Kraft Foods Group, Inc.	2,856
2,976	Pinnacle Foods, Inc.	98
6,980	The J.M. Smucker Co.	744
		14,334
	Food Retail — 0.07%
22,115	Safeway, Inc.	759
	Gas Utilities — 0.43%
406	AGL Resources, Inc.	22
954	Questar Corp.	24
87,420	UGI Corp.	4,415
		4,461
	Health Care Equipment & Supplies — 2.08%
100,054	Abbott Laboratories	4,092
47,763	Baxter International, Inc.	3,453

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
30,234	Covidien PLC	$2,726
178,000	Medtronic, Inc.	11,350
		21,621
	Health Care Providers & Services — 1.48%
112,000	Aetna, Inc.	9,081
23,700	Express Scripts Holding Co. (a)	1,643
13,873	Quest Diagnostics, Inc.	814
47,150	UnitedHealth Group, Inc.	3,855
		15,393
	Hotels, Restaurants & Leisure — 1.39%
35,700	Carnival Corp.	1,344
33,311	Darden Restaurants, Inc.	1,541
21,947	International Game Technology	349
62,634	Las Vegas Sands Corp.	4,775
46,181	McDonald's Corp.	4,652
8,485	Seaworld Entertainment, Inc.	240
3,675	Six Flags Entertainment Corp.	156
6,484	Wynn Resorts Ltd.	1,346
		14,403
	Household Durables — 0.59%
10,440	Garmin Ltd.	636
8,727	Leggett & Platt, Inc.	299
213,300	PulteGroup, Inc.	4,301
10,555	Tupperware Brands Corp.	883
		6,119
	Household Products — 1.26%
68,199	Colgate-Palmolive Co.	4,650
26,161	Kimberly-Clark Corp.	2,910
9,889	The Clorox Co.	904
59,312	The Procter & Gamble Co.	4,661
		13,125
	Housewares & Specialties — 0.08%
25,464	Newell Rubbermaid, Inc.	789
	Independent Power and Renewable Electricity Producers — 0.47%
203,400	Calpine Corp. (a)	4,843
	Industrial Conglomerates — 1.52%
32,749	3M Co.	4,691
421,004	General Electric Co.	11,064
		15,755
	Insurance — 8.86%
71,764	ACE Ltd.	7,442
39,826	Aflac, Inc.	2,479
9,462	Allied World Assurance Co. Holdings AG	360
71,300	Allstate Corp.	4,187

Shares	Security Description	Value (000)
	Insurance (continued)
66,100	American Financial Group, Inc.	$3,937
228,200	American International Group, Inc.	12,456
90,200	Aon PLC	8,126
9,806	Arthur J. Gallagher & Co.	457
79,900	Assurant, Inc.	5,237
11,373	AXIS Capital Holdings Ltd.	504
13,901	Cincinnati Financial Corp.	668
4,424	CNA Financial Corp.	179
3,851	Endurance Specialty Holdings Ltd.	199
19,549	Fidelity National Financial, Inc., Class – A	640
245,200	Genworth Financial, Inc., Class – A (a)	4,266
3,918	Hanover Insurance Group, Inc.	247
234,700	Lincoln National Corp.	12,073
18,405	Old Republic International Corp.	304
106,626	PartnerRe Ltd.	11,644
27,076	Principal Financial Group, Inc.	1,367
5,465	ProAssurance Corp.	243
38,654	Prudential Financial, Inc.	3,431
86,626	The Chubb Corp.	7,984
33,366	The Travelers Cos., Inc.	3,139
8,312	Validus Holdings Ltd.	318
		91,887
	IT Services — 2.54%
56,844	Accenture PLC, Class – A	4,595
35,145	Automatic Data Processing, Inc.	2,786
75,899	Booz Allen Hamilton Holding Corp.	1,612
25,908	International Business Machines Corp.	4,696
13,370	Leidos Holdings, Inc.	513
20,690	Paychex, Inc.	860
230,750	Western Union Co.	4,001
585,300	Xerox Corp.	7,282
		26,345
	Leisure Products — 0.17%
10,233	Hasbro, Inc.	543
31,900	Mattel, Inc.	1,243
		1,786
	Life & Health Insurance — 0.40%
74,870	MetLife, Inc.	4,160
	Machinery — 2.14%
82,367	Caterpillar, Inc.	8,951
51,705	Deere & Co.	4,682
62,000	Dover Corp.	5,639
34,450	ITT Corp.	1,657
14,438	Stanley Black & Decker, Inc.	1,268
		22,197

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media — 2.89%
15,648	Cablevision Systems Corp., Class – A	$276
7,309	Cinemark Holdings, Inc.	258
38,366	Gannett Co., Inc.	1,201
6,356	Lamar Advertising Co.	337
185,600	Liberty Global PLC, Series C (a)	7,853
23,057	Liberty Global PLC, Class – A (a)	1,020
21,716	Omnicom Group, Inc.	1,547
3,974	Regal Entertainment Group, Class – A	84
26,858	Thomson Reuters Corp.	977
68,172	Time Warner, Inc.	4,789
62,421	Time, Inc. (a)	1,512
175,300	Twenty-First Century Fox, Inc.	6,162
46,369	Viacom, Inc., Class – B	4,022
		30,038
	Metals & Mining — 0.49%
2,986	Compass Minerals International, Inc.	286
87,276	Freeport-McMoRan Copper & Gold, Inc.	3,186
27,115	Nucor Corp.	1,335
17,874	Steel Dynamics, Inc.	321
		5,128
	Multiline Retail — 1.31%
70,500	Dollar General Corp. (a)	4,044
19,192	Kohl's Corp.	1,011
68,200	Macy's, Inc.	3,957
79,832	Target Corp.	4,626
		13,638
	Multi-Utilities — 0.09%
458	Alliant Energy Corp.	28
1,061	Ameren Corp.	43
1,980	CenterPoint Energy, Inc.	51
1,141	CMS Energy Corp.	36
1,543	Consolidated Edison, Inc.	89
2,826	Dominion Resources, Inc.	202
704	DTE Energy Co.	55
1,179	NiSource, Inc.	46
1,668	PG&E Corp.	80
1,980	Public Service Enterprise Group, Inc.	81
652	SCANA Corp.	35
815	Sempra Energy	85
1,411	Wisconsin Energy Corp.	66
		897
	Oil, Gas & Consumable Fuels — 8.33%
35,564	Chevron Corp.	4,643
55,262	ConocoPhillips	4,738
815	CVR Energy, Inc.	39

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
74,350	Encana Corp.	$1,763
110,997	Exxon Mobil Corp.	11,175
2,316	Golar LNG Ltd.	139
179,500	Hess Corp.	17,750
16,695	HollyFrontier Corp.	729
50,002	Kinder Morgan, Inc.	1,813
22,050	Marathon Oil Corp.	880
46,144	Murphy Oil Corp.	3,068
149,792	Occidental Petroleum Corp.	15,373
16,394	ONEOK, Inc.	1,116
4,268	PBF Energy, Inc.	114
52,072	Phillips 66	4,188
46,800	Southwestern Energy Co. (a)	2,129
37,267	Spectra Energy Corp.	1,583
60,342	The Williams Cos., Inc.	3,513
233,900	Valero Energy Corp.	11,718
		86,471
	Paper & Forest Products — 0.05%
6,158	Domtar Corp.	264
6,349	Weyerhaeuser Co.	210
		474
	Paper Products — 0.18%
36,397	International Paper Co.	1,837
	Pharmaceuticals — 6.56%
87,446	AbbVie, Inc.	4,935
170,323	Bristol-Myers Squibb Co.	8,262
48,016	Eli Lilly & Co.	2,985
120,200	GlaxoSmithKline PLC, ADR	6,428
44,805	Johnson & Johnson	4,687
80,907	Merck & Co., Inc.	4,680
20,450	Novartis AG – Sponsored ADR	1,851
1,062,474	Pfizer, Inc.	31,535
21,350	Valeant Pharmaceuticals International, Inc. (a)	2,692
		68,055
	Property & Casualty Insurance — 0.01%
2,358	Mercury General Corp.	111
	Real Estate Investment Trusts — 0.73%
818	Alexandria Real Estate Equities, Inc.	64
1,165	American Campus Communities, Inc.	45
3,013	American Capital Agency Corp.	71
9,858	American Realty Capital Properties, Inc.	124
23,400	American Tower Corp.	2,106
7,812	Annaly Capital Management, Inc.	89
1,378	Apartment Investment & Management Co., Class – A	44
1,186	AvalonBay Communities, Inc.	169

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
1,803	BioMed Realty Trust, Inc.	$39
1,560	Boston Properties, Inc.	184
1,331	Brandywine Realty Trust	21
846	Camden Property Trust	60
1,981	CBL & Associates Properties, Inc.	38
8,495	Chimera Investment Corp.	27
1,491	Columbia Property Trust, Inc.	39
947	CommonWealth REIT	25
725	Corporate Office Properties Trust	20
1,012	Corrections Corp. of America	33
3,436	DDR Corp.	61
1,664	Digital Realty Trust, Inc.	97
1,501	Douglas Emmett, Inc.	42
2,500	Duke Realty Corp.	45
957	Equity Lifestyle Properties, Inc.	42
3,922	Equity Residential	247
569	Essex Property Trust, Inc.	105
1,335	Extra Space Storage, Inc.	71
631	Federal Realty Investment Trust	76
6,768	General Growth Properties, Inc.	159
5,478	HCP, Inc.	227
2,999	Health Care REIT, Inc.	188
2,583	Healthcare Trust of America, Inc., Class – A	31
576	Home Properties, Inc.	37
1,626	Hospitality Properties Trust	49
9,036	Host Hotels & Resorts, Inc.	199
551	Kilroy Realty Corp.	34
4,456	Kimco Realty Corp.	102
1,394	Liberty Property Trust	53
3,322	MFA Financial, Inc.	27
714	Mid-America Apartment Communities, Inc.	52
988	National Retail Properties, Inc.	37
4,185	NorthStar Realty Finance Corp.	73
1,564	Piedmont Office Realty Trust, Inc., Class – A	30
589	Post Properties, Inc.	31
4,854	Prologis, Inc.	199
1,834	Public Storage	314
2,160	Realty Income Corp.	96
693	Regency Centers Corp.	39
2,721	Retail Properties of America, Inc., Class – A	42
1,914	Senior Housing Properties Trust	46
3,828	Simon Property Group, Inc.	637
3,186	Spirit Realty Capital, Inc.	36
2,763	Starwood Property Trust, Inc.	66

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
687	Taubman Centers, Inc.	$52
1,526	The Macerich Co.	102
3,030	Two Harbors Investment Corp.	32
2,320	UDR, Inc.	66
3,547	Ventas, Inc.	227
1,654	Vornado Realty Trust	177
943	Weingarten Realty Investors	31
1,173	WP Carey, Inc.	76
		7,551
	Regional Banks — 0.15%
71,462	Fifth Third Bancorp	1,526
	Restaurants — 0.02%
25,301	The Wendy's Co.	216
	Retail Real Estate Investment Trusts — 0.00%
1,085	Tanger Factory Outlet Centers, Inc.	38
	Road & Rail — 0.19%
19,032	Norfolk Southern Corp.	1,961
	Semiconductors — 0.11%
24,691	Xilinx, Inc.	1,168
	Semiconductors & Semiconductor Equipment — 2.40%
24,895	Analog Devices, Inc.	1,346
215,800	Applied Materials, Inc.	4,866
153,645	Intel Corp.	4,748
13,932	KLA-Tencor Corp.	1,012
14,421	Linear Technology Corp.	679
19,289	Maxim Integrated Products, Inc.	652
12,722	Microchip Technology, Inc.	621
68,200	Micron Technology, Inc. (a)	2,247
183,106	Texas Instruments, Inc.	8,751
		24,922
	Software — 1.92%
57,350	CA, Inc.	1,648
244,900	Electronic Arts, Inc. (a)	8,784
112,259	Microsoft Corp.	4,681
88,100	Oracle Corp.	3,571
55,353	Symantec Corp.	1,268
		19,952
	Specialized Real Estate Investment Trusts — 0.02%
978	OMEGA Healthcare Investors, Inc.	36
1,709	Plum Creek Timber Co., Inc.	77
1,349	Rayonier, Inc.	48
		161
	Specialty Retail — 3.07%
25,280	Best Buy Co., Inc.	784
6,311	DSW, Inc.	176

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
88,600	Foot Locker, Inc.	$4,494
194,386	GameStop Corp., Class – A	7,867
19,452	L Brands, Inc.	1,141
914,600	Office Depot, Inc. (a)	5,204
110,629	Staples, Inc.	1,199
58,265	The Home Depot, Inc.	4,717
119,000	The TJX Cos., Inc.	6,325
		31,907
	Technology Hardware, Storage & Peripherals — 2.05%
4,060	Diebold, Inc.	163
563,200	Hewlett-Packard Co.	18,969
5,201	Lexmark International, Inc., Class – A	250
52,900	NetApp, Inc.	1,932
		21,314
	Textiles, Apparel & Luxury Goods — 0.17%
51,466	Coach, Inc.	1,760
	Thrifts & Mortgage Finance — 0.09%
34,139	New York Community Bancorp, Inc.	545
24,954	People's United Financial, Inc.	379
		924
	Tobacco — 1.12%
110,653	Altria Group, Inc.	4,642
23,855	Lorillard, Inc.	1,454
52,437	Philip Morris International, Inc.	4,421
18,581	Reynolds American, Inc.	1,121
		11,638
	Water Utilities — 0.01%
773	American Water Works Co., Inc.	39
818	Aqua America, Inc.	21
		60

Shares or Principal Amount (000)	Security Description	Value (000)
	Wireless Telecommunication Services — 0.57%
177,772	Vodafone Group PLC – Sponsored ADR	$5,936
	Total Common Stocks	936,870
	Time Deposit — 1.77%
$ 18,332	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	18,332
	Total Time Deposit	18,332
	Mutual Funds — 7.51%
485,885	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	486
77,471,860	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	77,472
	Total Mutual Funds	77,958
	Total Investments (cost $827,663) — 99.53%	1,033,160
	Other assets in excess of liabilities — 0.47%	4,924
	Net Assets — 100.00%	$1,038,084
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Value Equity Portfolio	Alliance Bernstein, L.P.	Cadence Capital Management, LLC	Institutional Capital, LLC	Mellon Capital Management Corporation	Total
Common Stocks	40.40%	36.10%	13.75%	—	90.25%
Time Deposit	1.60%	—	0.17%	—	1.77%
Mutual Funds	—	0.05%	—	7.46%	7.51%
Other Assets (Liabilities)	0.41%	0.04%	0.02%	—	0.47%
Total Net Assets	42.41%	36.19%	13.94%	7.46%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 91.74%
	Aerospace & Defense — 2.84%
2,698	Engility Holdings, Inc. (a)	$103
14,109	General Dynamics Corp.	1,644
4,386	L-3 Communications Holdings, Inc.	530
28,593	Precision Castparts Corp.	7,217
6,463	Rockwell Collins, Inc.	505
38,511	The Boeing Co.	4,900
78,017	United Technologies Corp.	9,007
		23,906
	Air Freight & Logistics — 0.11%
7,314	C.H. Robinson Worldwide, Inc.	467
9,489	Expeditors International of Washington, Inc.	419
		886
	Auto Components — 0.02%
6,424	Gentex Corp.	187
	Automobiles — 0.43%
14,917	Tesla Motors, Inc. (a)	3,581
	Banks — 0.02%
2,293	Cullen/Frost Bankers, Inc.	182
	Beverages — 1.71%
6,536	Brown-Forman Corp., Class – B	615
6,031	Monster Beverage Corp. (a)	428
69,256	PepsiCo, Inc.	6,188
169,582	The Coca-Cola Co.	7,184
		14,415
	Biotechnology — 4.96%
36,079	Alexion Pharmaceuticals, Inc. (a)	5,637
79,777	Amgen, Inc.	9,443
24,741	Biogen Idec, Inc. (a)	7,801
51,462	Celgene Corp. (a)	4,420
61,502	Gilead Sciences, Inc. (a)	5,099
5,966	Intercept Pharmaceuticals, Inc. (a)	1,412
12,289	Regeneron Pharmaceuticals, Inc. (a)	3,471
47,339	Vertex Pharmaceuticals, Inc. (a)	4,482
		41,765
	Capital Markets — 2.14%
5,685	BlackRock, Inc., Class – A	1,817
2,880	Federated Investors, Inc., Class – B	89
18,615	Franklin Resources, Inc.	1,077
20,741	Goldman Sachs Group, Inc.	3,473
118,786	Morgan Stanley	3,840
6,075	SEI Investments Co.	199
94,256	State Street Corp.	6,340
11,377	T. Rowe Price Group, Inc.	960
3,895	Waddell & Reed Financial, Inc., Class – A	244
		18,039
	Chemicals — 2.83%
68,333	Ecolab, Inc.	7,608
3,510	International Flavors & Fragrances, Inc.	366
101,728	Monsanto Co.	12,690
13,370	Praxair, Inc.	1,776

Shares	Security Description	Value (000)
	Chemicals (continued)
5,334	Sigma-Aldrich Corp.	$541
3,826	The Sherwin-Williams Co.	792
		23,773
	Commercial Services & Supplies — 0.15%
4,743	Cintas Corp.	301
4,563	Copart, Inc. (a)	164
2,960	Rollins, Inc.	89
3,752	Stericycle, Inc. (a)	444
5,369	Waste Connections, Inc.	261
		1,259
	Communications Equipment — 2.10%
242,432	Cisco Systems, Inc.	6,024
3,086	F5 Networks, Inc. (a)	344
142,564	Qualcomm, Inc.	11,291
		17,659
	Construction & Engineering — 0.06%
5,080	AECOM Technology Corp. (a)	164
5,714	Jacobs Engineering Group, Inc. (a)	304
		468
	Consumer Finance — 0.87%
77,220	American Express Co.	7,326
	Containers & Packaging — 0.02%
2,900	AptarGroup, Inc.	194
	Distributors — 0.07%
6,853	Genuine Parts Co.	602
	Diversified Consumer Services — 0.02%
4,885	Apollo Group, Inc., Class - A (a)	152
1,241	ITT Educational Services, Inc. (a)	21
		173
	Diversified Financial Services — 0.21%
3,876	CBOE Holdings, Inc.	191
3,143	IntercontinentalExchange Group, Inc.	594
12,342	The McGraw-Hill Cos., Inc.	1,024
		1,809
	Electrical Equipment — 0.49%
10,787	AMETEK, Inc.	564
5,384	Eaton Corp. PLC	416
32,719	Emerson Electric Co.	2,172
2,512	Hubbell, Inc., Class – B	309
4,420	Roper Industries, Inc.	645
		4,106
	Electronic Equipment, Instruments & Components — 0.16%
7,232	Amphenol Corp., Class – A	697
2,341	Dolby Laboratories, Inc., Class – A (a)	101
6,881	FLIR Systems, Inc.	239
3,881	National Instruments Corp.	126
2,119	Zebra Technologies Corp. (a)	174
		1,337
	Energy Equipment & Services — 2.32%
1,015	CARBO Ceramics, Inc.	156

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
10,793	FMC Technologies, Inc. (a)	$659
18,756	National Oilwell Varco, Inc.	1,545
4,788	Oceaneering International, Inc.	374
142,670	Schlumberger Ltd.	16,828
		19,562
	Food & Staples Retailing — 3.30%
65,183	Costco Wholesale Corp.	7,506
55,732	CVS Caremark Corp.	4,201
26,356	Sysco Corp.	987
1,299	The Fresh Market, Inc. (a)	43
37,833	Walgreen Co.	2,805
74,540	Wal-Mart Stores, Inc.	5,596
170,888	Whole Foods Market, Inc.	6,601
		27,739
	Food Products — 0.91%
7,668	Flowers Foods, Inc.	162
5,942	Hormel Foods Corp.	293
10,769	Kellogg Co.	708
5,912	McCormick & Co., Inc.	423
9,003	Mead Johnson Nutrition Co.	839
125,217	Mondelez International, Inc., Class – A	4,708
4,941	The J.M. Smucker Co.	527
		7,660
	Health Care Equipment & Supplies — 2.45%
169,223	Abbott Laboratories	6,921
24,413	Baxter International, Inc.	1,765
9,056	Becton, Dickinson & Co.	1,071
3,806	C.R. Bard, Inc.	544
21,514	Covidien PLC	1,940
6,180	Dentsply International, Inc.	293
4,740	Edwards Lifesciences Corp. (a)	407
2,334	IDEXX Laboratories, Inc. (a)	312
1,715	Intuitive Surgical, Inc. (a)	706
46,235	Medtronic, Inc.	2,948
6,259	ResMed, Inc.	317
13,888	St. Jude Medical, Inc.	962
13,789	Stryker Corp.	1,163
4,957	Varian Medical Systems, Inc. (a)	412
7,890	Zimmer Holdings, Inc.	819
		20,580
	Health Care Providers & Services — 1.80%
11,230	AmerisourceBergen Corp.	816
61,422	Express Scripts Holding Co. (a)	4,259
4,067	Henry Schein, Inc. (a)	483
7,358	Humana, Inc.	940
4,305	Laboratory Corp. of America Holdings (a)	441
10,373	McKesson Corp.	1,932
4,376	MEDNAX, Inc. (a)	254
4,213	Patterson Cos., Inc.	166
6,711	Quest Diagnostics, Inc.	394

Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
46,988	UnitedHealth Group, Inc.	$3,841
14,715	WellPoint, Inc.	1,583
		15,109
	Health Care Technology — 0.70%
113,839	Cerner Corp. (a)	5,872
	Hotels, Restaurants & Leisure — 5.22%
5,618	Chipotle Mexican Grill, Inc. (a)	3,329
5,502	Darden Restaurants, Inc.	255
60,350	Dunkin' Brands Group, Inc.	2,765
38,467	Las Vegas Sands Corp.	2,932
57,483	Marriott International, Inc.	3,685
43,591	McDonald's Corp.	4,391
1,248	Panera Bread Co., Class – A (a)	187
155,942	Starbucks Corp.	12,066
66,910	Starwood Hotels & Resorts Worldwide, Inc.	5,408
109,941	YUM! Brands, Inc.	8,927
		43,945
	Household Durables — 0.04%
4,903	Garmin Ltd.	299
	Household Products — 2.49%
6,124	Church & Dwight Co., Inc.	428
147,497	Colgate-Palmolive Co.	10,056
17,289	Kimberly-Clark Corp.	1,923
5,707	The Clorox Co.	522
101,966	The Procter & Gamble Co.	8,014
		20,943
	Industrial Conglomerates — 0.77%
31,080	3M Co.	4,452
26,023	Danaher Corp.	2,049
		6,501
	Insurance — 0.57%
47,170	Aon PLC	4,249
5,188	Brown & Brown, Inc.	159
1,013	Fidelity National Financial, Inc., Class – A	33
4,463	Torchmark Corp.	366
		4,807
	Internet & Catalog Retail — 3.47%
45,051	Amazon.com, Inc. (a)	14,631
10,453	Netflix.com, Inc. (a)	4,606
5,961	Priceline.com, Inc. (a)	7,171
25,574	TripAdvisor, Inc. (a)	2,779
		29,187
	Internet Software & Services — 8.23%
156,199	eBay, Inc. (a)	7,819
27,040	Equinix, Inc. (a)	5,681
142,643	Facebook, Inc., Class – A (a)	9,598
36,417	Google, Inc. (a)	20,951
21,536	Google, Inc., Class – A (a)	12,592
55,421	LinkedIn Corp., Class – A (a)	9,503
32,234	Pandora Media, Inc. (a)	951
4,840	Rackspace Hosting, Inc. (a)	163

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
43,262	Twitter, Inc. (a)	$1,772
10,022	Youku, Inc., ADR (a)	239
		69,269
	IT Services — 6.23%
38,626	Accenture PLC, Class – A	3,123
111,629	Automatic Data Processing, Inc.	8,850
5,432	Broadridge Financial Solutions, Inc.	226
27,559	Cognizant Technology Solutions Corp. (a)	1,348
2,030	FleetCor Technologies, Inc. (a)	268
3,422	Global Payments, Inc.	249
35,496	International Business Machines Corp.	6,434
3,881	Jack Henry & Associates, Inc.	231
3,165	Leidos Holdings, Inc.	121
139,544	MasterCard, Inc., Class – A	10,252
2,934	NeuStar, Inc., Class – A (a)	76
14,428	Paychex, Inc.	600
1,730	Science Applications International Corp.	76
7,259	Teradata Corp. (a)	292
7,152	Total System Services, Inc.	225
93,027	Visa, Inc., Class – A	19,602
27,680	Western Union Co.	480
		52,453
	Leisure Products — 0.04%
2,895	Polaris Industries, Inc.	377
	Life Sciences Tools & Services — 0.94%
2,396	Covance, Inc. (a)	205
27,438	Illumina, Inc. (a)	4,899
1,410	Mettler-Toledo International, Inc. (a)	357
1,538	Techne Corp.	142
16,294	Thermo Electron Corp.	1,923
3,858	Waters Corp. (a)	403
		7,929
	Machinery — 0.40%
6,342	Donaldson Co., Inc.	268
3,783	IDEX Corp.	305
18,773	Illinois Tool Works, Inc.	1,645
5,155	Pall Corp.	440
4,125	Wabtec Corp.	341
8,454	Xylem, Inc.	330
		3,329
	Marine — 0.03%
2,402	Kirby Corp. (a)	281
	Media — 2.41%
39,143	Discovery Communications, Inc. (a)	2,908
1,957	John Wiley & Sons, Inc., Class – A	119
1,199	Morningstar, Inc.	86
11,979	Omnicom Group, Inc.	853
3,787	Scripps Networks Interactive, Class – A	307
146,276	The Walt Disney Co.	12,541

Shares	Security Description	Value (000)
	Media (continued)
98,850	Twenty-First Century Fox, Inc.	$3,475
		20,289
	Multiline Retail — 0.17%
10,203	Dollar Tree, Inc. (a)	556
4,437	Family Dollar Stores, Inc.	293
10,902	Kohl's Corp.	574
		1,423
	Oil, Gas & Consumable Fuels — 3.15%
61,838	Chevron Corp.	8,073
31,843	Concho Resources, Inc. (a)	4,601
39,567	EOG Resources, Inc.	4,624
90,114	Exxon Mobil Corp.	9,072
2,960	World Fuel Services Corp.	146
		26,516
	Personal Products — 0.11%
2,493	Nu Skin Enterprises, Inc., Class – A	184
10,247	The Estee Lauder Cos., Inc., Class – A	761
		945
	Pharmaceuticals — 6.67%
69,349	AbbVie, Inc.	3,914
30,244	Allergan, Inc.	5,118
98,822	Bristol-Myers Squibb Co.	4,794
45,168	Eli Lilly & Co.	2,808
11,821	Forest Laboratories, Inc. (a)	1,170
7,359	Hospira, Inc. (a)	378
96,007	Johnson & Johnson	10,044
2,456	Mallinckrodt PLC (a)	197
201,029	Merck & Co., Inc.	11,630
126,240	Novo Nordisk A/S, ADR	5,831
42,964	Perrigo Co. PLC	6,262
75,358	Sanofi-Aventis, ADR	4,007
		56,153
	Professional Services — 0.13%
5,324	Equifax, Inc.	386
2,680	Towers Watson & Co., Class – A	279
6,452	Versik Analytics, Inc., Class – A (a)	388
		1,053
	Real Estate Investment Trusts — 0.45%
42,286	American Tower Corp.	3,805
	Road & Rail — 1.03%
24,742	Canadian Pacific Railway Ltd.	4,482
1,882	Landstar System, Inc.	120
41,213	Union Pacific Corp.	4,111
		8,713
	Semiconductors & Semiconductor Equipment — 1.29%
14,439	Altera Corp.	502
62,484	ARM Holdings PLC, ADR	2,827
227,698	Intel Corp.	7,036
8,734	Microchip Technology, Inc.	426
		10,791

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software — 5.42%
74,855	Adobe Systems, Inc. (a)	$5,417
4,092	ANSYS, Inc. (a)	310
8,011	Citrix Systems, Inc. (a)	501
2,030	FactSet Research Systems, Inc.	244
23,542	FireEye, Inc. (a)	955
13,038	Intuit, Inc.	1,050
3,747	MICROS Systems, Inc. (a)	254
171,030	Oracle Corp.	6,932
78,155	Red Hat, Inc. (a)	4,320
194,664	Salesforce.com, Inc. (a)	11,305
51,610	SAP AG, ADR	3,974
2,509	SolarWinds, Inc. (a)	97
47,891	Splunk, Inc. (a)	2,650
7,974	Tableau Software, Inc., Class – A (a)	569
41,783	VMware, Inc., Class – A (a)	4,045
33,894	Workday, Inc., Class – A (a)	3,046
		45,669
	Specialty Retail — 4.37%
3,616	Aaron's, Inc.	129
3,842	Abercrombie & Fitch Co., Class – A	166
3,195	Advance Auto Parts, Inc.	431
5,165	Ascena Retail Group, Inc. (a)	88
1,615	AutoZone, Inc. (a)	866
10,316	Bed Bath & Beyond, Inc. (a)	592
12,142	Best Buy Co., Inc.	377
4,195	Dick's Sporting Goods, Inc.	195
3,131	Guess?, Inc.	85
171,147	Industria de Diseno Textil SA, ADR	5,283
150,000	Lowe's Cos., Inc.	7,198
19,094	O'Reilly Automotive, Inc. (a)	2,876
4,663	PetSmart, Inc.	279
9,838	Ross Stores, Inc.	651
3,785	Signet Jewelers Ltd.	419
31,266	Staples, Inc.	339
67,711	The Home Depot, Inc.	5,482
137,013	The TJX Cos., Inc.	7,281
35,801	Tiffany & Co.	3,589
2,733	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	250
4,553	Urban Outfitters, Inc. (a)	154
		36,730
	Technology Hardware, Storage & Peripherals — 3.09%
278,072	Apple, Inc.	25,841
3,168	Lexmark International, Inc., Class – A	153
		25,994

Shares or Principal Amount (000)	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods — 2.55%
12,801	Coach, Inc.	$438
1,649	Deckers Outdoor Corp. (a)	142
2,247	Fossil Group, Inc. (a)	235
40,864	Michael Kors Holdings Ltd. (a)	3,623
110,696	NIKE, Inc., Class – B	8,584
2,751	Ralph Lauren Corp.	442
92,040	The Swatch Group AG, ADR	2,783
71,305	Under Armour, Inc., Class – A (a)	4,242
15,378	V.F. Corp.	969
		21,458
	Tobacco — 0.85%
17,344	Lorillard, Inc.	1,057
72,288	Philip Morris International, Inc.	6,095
		7,152
	Trading Companies & Distributors — 0.93%
138,691	Fastenal Co.	6,864
1,906	MSC Industrial Direct Co., Inc., Class – A	182
4,664	NOW, Inc. (a)	169
2,444	W.W. Grainger, Inc.	621
		7,836
	Total Common Stocks	772,036
	Time Deposit — 0.83%
$ 6,971	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	6,971
	Total Time Deposit	6,971
	Mutual Funds — 7.43%
62,078,549	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	62,079
428,295	SSgA Treasury Money Market Fund, 0.00% (b)	428
	Total Mutual Funds	62,507
	Total Investments (cost $557,719) — 100.00%	841,514
	Liabilities in excess of other assets — 0.00%	(11)
	Net Assets — 100.00%	$841,503
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	Sustainable Growth Advisers	Total
Common Stocks	35.75%	35.24%	20.75%	91.74%
Time Deposit	0.54%	—	0.29%	0.83%
Mutual Funds	—	7.43%	—	7.43%
Other Assets (Liabilities)	-0.03%	0.03%	0.00%	—
Total Net Assets	36.26%	42.70%	21.04%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 80.76%
	Aerospace & Defense — 2.83%
4,741	Engility Holdings, Inc. (a)	$181
23,745	General Dynamics Corp.	2,767
7,413	L-3 Communications Holdings, Inc.	895
49,165	Precision Castparts Corp.	12,409
10,862	Rockwell Collins, Inc.	849
66,492	The Boeing Co.	8,460
133,294	United Technologies Corp.	15,390
		40,951
	Air Freight & Logistics — 0.10%
12,455	C.H. Robinson Worldwide, Inc.	795
16,265	Expeditors International of Washington, Inc.	718
		1,513
	Auto Components — 0.02%
10,421	Gentex Corp.	303
	Automobiles — 0.43%
25,758	Tesla Motors, Inc. (a)	6,183
	Banks — 0.02%
4,051	Cullen/Frost Bankers, Inc.	322
	Beverages — 1.69%
10,960	Brown-Forman Corp., Class – B	1,032
10,861	Monster Beverage Corp. (a)	771
117,305	PepsiCo, Inc.	10,480
287,095	The Coca-Cola Co.	12,162
		24,445
	Biotechnology — 4.47%
62,293	Alexion Pharmaceuticals, Inc. (a)	9,733
95,731	Amgen, Inc.	11,332
42,717	Biogen Idec, Inc. (a)	13,469
91,799	Celgene Corp. (a)	7,884
109,468	Gilead Sciences, Inc. (a)	9,076
10,300	Intercept Pharmaceuticals, Inc. (a)	2,437
10,149	Regeneron Pharmaceuticals, Inc. (a)	2,867
82,316	Vertex Pharmaceuticals, Inc. (a)	7,794
		64,592
	Capital Markets — 1.76%
9,537	BlackRock, Inc., Class – A	3,048
6,408	Federated Investors, Inc., Class – B	198
31,181	Franklin Resources, Inc.	1,804
36,577	Goldman Sachs Group, Inc.	6,124
205,089	Morgan Stanley	6,631
10,402	SEI Investments Co.	341
77,823	State Street Corp.	5,234
19,112	T. Rowe Price Group, Inc.	1,613
6,315	Waddell & Reed Financial, Inc., Class – A	395
		25,388
	Chemicals — 2.01%
66,149	Ecolab, Inc.	7,365
6,128	International Flavors & Fragrances, Inc.	639
126,792	Monsanto Co.	15,816
22,530	Praxair, Inc.	2,993
8,988	Sigma-Aldrich Corp.	912
6,476	The Sherwin-Williams Co.	1,340
		29,065

Shares	Security Description	Value (000)
	Commercial Services & Supplies — 0.15%
8,403	Cintas Corp.	$534
7,346	Copart, Inc. (a)	264
4,994	Rollins, Inc.	150
6,429	Stericycle, Inc. (a)	761
9,265	Waste Connections, Inc.	450
		2,159
	Communications Equipment — 1.76%
410,499	Cisco Systems, Inc.	10,201
5,219	F5 Networks, Inc. (a)	582
184,126	Qualcomm, Inc.	14,582
		25,365
	Construction & Engineering — 0.06%
8,837	AECOM Technology Corp. (a)	285
9,845	Jacobs Engineering Group, Inc. (a)	524
		809
	Consumer Finance — 0.42%
63,770	American Express Co.	6,050
	Containers & Packaging — 0.02%
4,831	AptarGroup, Inc.	324
	Distributors — 0.07%
11,615	Genuine Parts Co.	1,020
	Diversified Consumer Services — 0.02%
8,137	Apollo Group, Inc., Class – A (a)	254
1,925	ITT Educational Services, Inc. (a)	32
		286
	Diversified Financial Services — 0.21%
6,644	CBOE Holdings, Inc.	327
5,346	IntercontinentalExchange Group, Inc.	1,010
20,725	The McGraw-Hill Cos., Inc.	1,721
		3,058
	Electrical Equipment — 0.48%
18,241	AMETEK, Inc.	954
9,417	Eaton Corp. PLC	727
55,140	Emerson Electric Co.	3,659
4,332	Hubbell, Inc., Class – B	533
7,282	Roper Industries, Inc.	1,063
		6,936
	Electronic Equipment, Instruments & Components — 0.16%
12,247	Amphenol Corp., Class – A	1,179
3,999	Dolby Laboratories, Inc., Class – A (a)	173
11,289	FLIR Systems, Inc.	392
7,368	National Instruments Corp.	239
4,052	Zebra Technologies Corp. (a)	334
		2,317
	Energy Equipment & Services — 1.76%
1,517	CARBO Ceramics, Inc.	234
17,970	FMC Technologies, Inc. (a)	1,097
31,771	National Oilwell Varco, Inc.	2,616
8,203	Oceaneering International, Inc.	641
178,025	Schlumberger Ltd.	20,999
		25,587
	Food & Staples Retailing — 2.93%
111,693	Costco Wholesale Corp.	12,862

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food & Staples Retailing (continued)
94,358	CVS Caremark Corp.	$7,112
44,160	Sysco Corp.	1,654
2,196	The Fresh Market, Inc. (a)	74
63,934	Walgreen Co.	4,739
126,080	Wal-Mart Stores, Inc.	9,465
166,586	Whole Foods Market, Inc.	6,435
		42,341
	Food Products — 0.91%
13,164	Flowers Foods, Inc.	277
10,383	Hormel Foods Corp.	512
18,032	Kellogg Co.	1,185
10,168	McCormick & Co., Inc.	728
15,192	Mead Johnson Nutrition Co.	1,415
216,192	Mondelez International, Inc., Class – A	8,132
8,274	The J.M. Smucker Co.	882
		13,131
	Health Care Equipment & Supplies — 2.42%
289,850	Abbott Laboratories	11,854
41,123	Baxter International, Inc.	2,973
15,149	Becton, Dickinson & Co.	1,792
6,399	C.R. Bard, Inc.	915
36,188	Covidien PLC	3,263
10,876	Dentsply International, Inc.	515
8,116	Edwards Lifesciences Corp. (a)	697
4,176	IDEXX Laboratories, Inc. (a)	558
2,952	Intuitive Surgical, Inc. (a)	1,216
78,091	Medtronic, Inc.	4,979
10,841	ResMed, Inc.	549
23,419	St. Jude Medical, Inc.	1,622
23,052	Stryker Corp.	1,944
8,487	Varian Medical Systems, Inc. (a)	706
13,050	Zimmer Holdings, Inc.	1,355
		34,938
	Health Care Providers & Services — 1.77%
18,777	AmerisourceBergen Corp.	1,364
103,446	Express Scripts Holding Co. (a)	7,172
6,951	Henry Schein, Inc. (a)	825
12,173	Humana, Inc.	1,555
7,355	Laboratory Corp. of America Holdings (a)	753
17,518	McKesson Corp.	3,262
7,575	MEDNAX, Inc. (a)	440
7,136	Patterson Cos., Inc.	282
11,597	Quest Diagnostics, Inc.	681
79,527	UnitedHealth Group, Inc.	6,501
24,828	WellPoint, Inc.	2,672
		25,507
	Health Care Technology — 0.37%
104,963	Cerner Corp. (a)	5,414
	Hotels, Restaurants & Leisure — 4.10%
9,591	Chipotle Mexican Grill, Inc. (a)	5,683
9,425	Darden Restaurants, Inc.	436
102,841	Dunkin' Brands Group, Inc.	4,711
66,738	Las Vegas Sands Corp.	5,087

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
99,955	Marriott International, Inc.	$6,407
73,854	McDonald's Corp.	7,440
2,152	Panera Bread Co., Class – A (a)	322
205,320	Starbucks Corp.	15,888
55,300	Starwood Hotels & Resorts Worldwide, Inc.	4,469
108,040	YUM! Brands, Inc.	8,773
		59,216
	Household Durables — 0.03%
8,010	Garmin Ltd.	488
	Household Products — 2.03%
10,514	Church & Dwight Co., Inc.	735
158,365	Colgate-Palmolive Co.	10,798
29,170	Kimberly-Clark Corp.	3,244
9,816	The Clorox Co.	897
172,814	The Procter & Gamble Co.	13,582
		29,256
	Industrial Conglomerates — 0.76%
52,662	3M Co.	7,544
43,801	Danaher Corp.	3,448
		10,992
	Insurance — 0.31%
37,720	Aon PLC	3,398
8,769	Brown & Brown, Inc.	269
1,886	Fidelity National Financial, Inc., Class – A	62
7,521	Torchmark Corp.	616
		4,345
	Internet & Catalog Retail — 3.08%
59,600	Amazon.com, Inc. (a)	19,357
18,049	Netflix.com, Inc. (a)	7,952
10,294	Priceline.com, Inc. (a)	12,384
43,684	TripAdvisor, Inc. (a)	4,747
		44,440
	Internet Software & Services — 6.73%
173,014	eBay, Inc. (a)	8,661
22,300	Equinix, Inc. (a)	4,685
246,762	Facebook, Inc., Class – A (a)	16,605
49,246	Google, Inc. (a)	28,330
36,758	Google, Inc., Class – A (a)	21,491
69,812	LinkedIn Corp., Class – A (a)	11,971
56,844	Pandora Media, Inc. (a)	1,677
8,274	Rackspace Hosting, Inc. (a)	279
74,244	Twitter, Inc. (a)	3,042
16,665	Youku, Inc., ADR (a)	398
		97,139
	IT Services — 5.28%
64,790	Accenture PLC, Class – A	5,238
110,826	Automatic Data Processing, Inc.	8,786
9,494	Broadridge Financial Solutions, Inc.	395
46,134	Cognizant Technology Solutions Corp. (a)	2,256
3,436	FleetCor Technologies, Inc. (a)	453
5,910	Global Payments, Inc.	431
60,115	International Business Machines Corp.	10,897
6,667	Jack Henry & Associates, Inc.	396
5,426	Leidos Holdings, Inc.	208

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
240,929	MasterCard, Inc., Class – A	$17,701
5,021	NeuStar, Inc., Class – A (a)	131
24,101	Paychex, Inc.	1,002
3,168	Science Applications International Corp.	140
12,183	Teradata Corp. (a)	490
12,251	Total System Services, Inc.	385
125,874	Visa, Inc., Class – A	26,523
46,683	Western Union Co.	809
		76,241
	Leisure Products — 0.04%
4,986	Polaris Industries, Inc.	649
	Life Sciences Tools & Services — 0.93%
4,140	Covance, Inc. (a)	354
46,153	Illumina, Inc. (a)	8,241
2,297	Mettler-Toledo International, Inc. (a)	582
2,800	Techne Corp.	259
27,563	Thermo Electron Corp.	3,252
6,705	Waters Corp. (a)	700
		13,388
	Machinery — 0.39%
11,185	Donaldson Co., Inc.	473
6,344	IDEX Corp.	512
31,914	Illinois Tool Works, Inc.	2,795
8,738	Pall Corp.	746
7,350	Wabtec Corp.	607
14,453	Xylem, Inc.	565
		5,698
	Marine — 0.03%
4,285	Kirby Corp. (a)	502
	Media — 1.97%
68,051	Discovery Communications, Inc. (a)	5,055
3,782	John Wiley & Sons, Inc., Class – A	229
1,767	Morningstar, Inc.	127
20,094	Omnicom Group, Inc.	1,431
6,489	Scripps Networks Interactive, Class – A	527
176,420	The Walt Disney Co.	15,125
170,996	Twenty-First Century Fox, Inc.	6,011
		28,505
	Multiline Retail — 0.16%
17,242	Dollar Tree, Inc. (a)	939
7,257	Family Dollar Stores, Inc.	480
18,180	Kohl's Corp.	958
		2,377
	Oil, Gas & Consumable Fuels — 3.13%
104,700	Chevron Corp.	13,669
54,979	Concho Resources, Inc. (a)	7,944
68,314	EOG Resources, Inc.	7,983
152,724	Exxon Mobil Corp.	15,376
5,659	World Fuel Services Corp.	279
		45,251

Shares	Security Description	Value (000)
	Personal Products — 0.11%
4,130	Nu Skin Enterprises, Inc., Class – A	$305
17,030	The Estee Lauder Cos., Inc., Class – A	1,265
		1,570
	Pharmaceuticals — 6.18%
117,441	AbbVie, Inc.	6,628
51,302	Allergan, Inc.	8,681
175,962	Bristol-Myers Squibb Co.	8,536
76,368	Eli Lilly & Co.	4,748
20,162	Forest Laboratories, Inc. (a)	1,996
12,671	Hospira, Inc. (a)	651
162,644	Johnson & Johnson	17,016
4,296	Mallinckrodt PLC (a)	344
342,376	Merck & Co., Inc.	19,807
224,035	Novo Nordisk A/S, ADR	10,348
50,517	Perrigo Co. PLC	7,363
63,178	Sanofi-Aventis, ADR	3,359
		89,477
	Professional Services — 0.13%
9,127	Equifax, Inc.	662
4,576	Towers Watson & Co., Class – A	477
11,190	Versik Analytics, Inc., Class – A (a)	672
		1,811
	Real Estate Investment Trusts — 0.45%
73,010	American Tower Corp.	6,569
	Road & Rail — 1.05%
42,719	Canadian Pacific Railway Ltd.	7,738
3,692	Landstar System, Inc.	236
71,156	Union Pacific Corp.	7,098
		15,072
	Semiconductors & Semiconductor Equipment — 1.26%
24,515	Altera Corp.	852
106,338	ARM Holdings PLC, ADR	4,811
385,551	Intel Corp.	11,914
14,879	Microchip Technology, Inc.	726
		18,303
	Software — 4.82%
128,061	Adobe Systems, Inc. (a)	9,266
6,993	ANSYS, Inc. (a)	530
13,644	Citrix Systems, Inc. (a)	853
3,469	FactSet Research Systems, Inc.	417
40,647	FireEye, Inc. (a)	1,648
22,060	Intuit, Inc.	1,776
6,302	MICROS Systems, Inc. (a)	428
289,565	Oracle Corp.	11,737
135,358	Red Hat, Inc. (a)	7,481
242,169	Salesforce.com, Inc. (a)	14,066
44,780	SAP AG, ADR	3,448
4,904	SolarWinds, Inc. (a)	190
83,824	Splunk, Inc. (a)	4,638
13,221	Tableau Software, Inc., Class – A (a)	943
71,920	VMware, Inc., Class – A (a)	6,963
58,448	Workday, Inc., Class – A (a)	5,252
		69,636

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail — 3.91%
5,925	Aaron's, Inc.	$211
6,561	Abercrombie & Fitch Co., Class – A	284
5,274	Advance Auto Parts, Inc.	712
9,726	Ascena Retail Group, Inc. (a)	166
2,719	AutoZone, Inc. (a)	1,458
17,202	Bed Bath & Beyond, Inc. (a)	987
20,798	Best Buy Co., Inc.	645
7,201	Dick's Sporting Goods, Inc.	335
5,272	Guess?, Inc.	142
295,493	Industria de Diseno Textil SA, ADR	9,122
123,850	Lowe's Cos., Inc.	5,944
32,729	O'Reilly Automotive, Inc. (a)	4,929
8,016	PetSmart, Inc.	479
16,527	Ross Stores, Inc.	1,093
6,486	Signet Jewelers Ltd.	717
52,719	Staples, Inc.	571
114,530	The Home Depot, Inc.	9,272
235,330	The TJX Cos., Inc.	12,508
62,164	Tiffany & Co.	6,232
4,768	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	436
7,909	Urban Outfitters, Inc. (a)	268
		56,511
	Technology Hardware, Storage & Peripherals — 3.09%
476,615	Apple, Inc.	44,292
6,016	Lexmark International, Inc., Class – A	290
		44,582
	Textiles, Apparel & Luxury Goods — 2.57%
21,416	Coach, Inc.	732
2,880	Deckers Outdoor Corp. (a)	249
4,053	Fossil Group, Inc. (a)	424
71,029	Michael Kors Holdings Ltd. (a)	6,297
189,791	NIKE, Inc., Class – B	14,717
4,679	Ralph Lauren Corp.	752
158,911	The Swatch Group AG, ADR	4,805
122,774	Under Armour, Inc., Class – A (a)	7,304
25,969	V.F. Corp.	1,636
		36,916
	Tobacco — 0.84%
29,120	Lorillard, Inc.	1,775
122,284	Philip Morris International, Inc.	10,310
		12,085
	Trading Companies & Distributors — 0.54%
124,904	Fastenal Co.	6,182
3,213	MSC Industrial Direct Co., Inc., Class – A	307
7,957	NOW, Inc. (a)	288
4,127	W.W. Grainger, Inc.	1,049
		7,826
	Total Common Stocks	1,166,849

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.61%
	Banks — 0.37%
$ 2,900	Bank of America Corp., 5.75%, 12/1/17	$3,271
1,900	JPMorgan Chase Bank NA, 6.00%, 10/1/17	2,161
		5,432
	Capital Markets — 0.06%
200	Goldman Sachs Group, Inc., 0.73%, 1/12/15 (b)	200
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	516
200	Goldman Sachs Group, Inc., 0.68%, 3/22/16 (b)	200
		916
	Diversified Financial Services — 0.12%
200	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	204
1,500	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	1,532
		1,736
	Diversified Telecommunication Services — 0.04%
100	Verizon Communications, Inc., 1.76%, 9/15/16 (b)	103
100	Verizon Communications, Inc., 2.50%, 9/15/16	103
100	Verizon Communications, Inc., 3.65%, 9/14/18	107
200	Verizon Communications, Inc., 4.50%, 9/15/20	220
		533
	Oil, Gas & Consumable Fuels — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	117
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	106
		223
	Total Corporate Bonds	8,840
	Asset Backed Securities — 0.08%
396	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.85%, 6/25/34 (b)	368
59	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.23%, 5/25/37 (b)	38
31	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.46%, 11/15/17 (b)(c)	31
217	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.21%, 5/25/37 (b)	143
75	SLM Student Loan Trust, Series 2005-4, Class A2, 0.31%, 4/26/21 (b)	75
29	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	31

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$ 383	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	$419
	Total Asset Backed Securities	1,105
	Collateralized Mortgage Obligations — 1.36%
12	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.82%, 9/25/45 (b)	12
340	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.17%, 10/25/34 (b)	342
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	129
14	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.69%, 2/25/36 (b)(d)(e)	12
488	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.82%, 9/25/34 (b)	460
350	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.53%, 3/25/35 (b)	355
32	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.67%, 2/25/33 (b)	30
27	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 2.34%, 2/25/33 (b)	26
27	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.20%, 11/25/34 (b)	27
477	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.55%, 8/25/33 (b)	487
725	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.61%, 8/25/35 (b)	716
249	Citigroup Mortgage Loan Trust, Inc., Series 2005-11A, Class A1A, 2.50%, 5/25/35 (b)	243
65	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.28%, 9/25/35 (b)	66
108	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.93%, 9/25/35 (b)	109
94	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	98
20	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.36%, 7/20/46 (b)(d)(e)	14
325	Countrywide Alternative Loan Trust, Series 2006-0A6, Class 1A2, 0.36%, 7/25/46 (b)	277
811	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.36%, 5/25/35 (b)	680

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$ 23	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.66%, 2/25/37 (b)(d)(e)	$20
28	Countrywide Alternative Loan Trust, Series 2006-OA11B, Class A1B, 0.34%, 9/25/46 (b)(d)(e)	23
29	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.43%, 2/25/37 (b)	23
689	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.38%, 5/25/35 (b)	587
65	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.44%, 4/25/35 (b)	53
432	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.42%, 2/20/36 (b)	398
178	Fannie Mae, Series 2006-82, Class F, 0.72%, 9/25/36 (b)	180
117	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1, 6.00%, 7/25/44	132
134	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.54%, 2/25/34 (b)	134
653	Freddie Mac, Series 3616, Class FG, 0.80%, 3/15/32 (b)	658
5	Freddie Mac, Series 3346, Class FA, 0.38%, 2/15/19 (b)	5
7	Freddie Mac, Series 2395, Class FT, 0.60%, 12/15/31 (b)	7
188	Freddie Mac, Series 3174, Class FM, 0.39%, 5/15/36 (b)	188
2,343	Government National Mortgage Association, Series 2005-16, Class FA, 0.40%, 2/20/35 (b)	2,331
51	Government National Mortgage Association, Series 2000-14, Class F, 0.80%, 2/16/30 (b)	52
2,341	Government National Mortgage Association, Series 2005-3, Class F, 0.40%, 1/16/35 (b)	2,326
501	Government National Mortgage Association, Series 2008-6, Class FA, 0.64%, 2/20/38 (b)	503
1,345	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.37%, 6/25/45 (b)	1,210
255	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.66%, 9/25/35 (b)	257
765	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.38%, 5/19/35 (b)	674

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$ 120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	$134
628	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.50%, 10/25/35 (b)	567
1,935	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.45%, 8/25/35 (b)	1,548
1,124	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.39%, 1/25/34 (b)	1,119
440	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.46%, 1/25/45 (b)	434
125	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.61%, 3/25/35 (b)	128
1,097	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.61%, 3/25/36 (b)	1,098
388	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.62%, 10/25/35 (b)	384
133	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (b)	134
226	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.62%, 1/25/35 (b)	227
	Total Collateralized Mortgage Obligations	19,617
	Global Bonds — 0.94%
	Brazil — 0.52%
20,000	Letra Tesouro Nacional, 13.51%, 1/1/18 (f)(g)	6,114
3,300	Nota do Tesouro Nacional, 1.39%, 1/1/21 (g)	1,365
		7,479
	Italy — 0.17%
1,703	Buoni Poliennali del Tesoro, Series ICPI, 2.15%, 11/12/17 (g)	2,424
	Mexico — 0.10%
146,600	Mexican Cetes, 0.00%, 7/10/14 (g)	1,129
31,810	Mexican Cetes, Series BI, 0.00%, 8/21/14 (g)	244
		1,373
	Slovenia — 0.04%
400	Republic of Slovenia, 4.70%, 11/1/16 (c)(g)	593
	United States — 0.11%
100	Goldman Sachs Group, Inc., 0.67%, 5/18/15 (b)	137
1,000	JPMorgan Chase Bank NA, 0.86%, 5/31/17, Callable 4/28/46 @ 100 (b)	1,363

Principal Amount (000)	Security Description	Value (000)
	United States (continued)
$ 100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (b)	$144
		1,644
	Total Global Bonds	13,513
	Municipal Bond — 0.02%
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	227
	Total Municipal Bond	227
	U.S. Government Agency Securities — 4.31%
7,300	Fannie Mae, 0.05%, 10/14/14 (f)	7,299
1,000	Fannie Mae, 0.05%, 10/15/14 (f)	1,000
1,600	Fannie Mae, 0.03%, 7/29/14 (f)	1,600
4,000	Fannie Mae, 30 Year TBA, 5.00%, 8/25/44	4,430
32,500	Federal Home Loan Bank, 0.03%, 7/7/14 (f)	32,499
300	Federal Home Loan Bank, 0.04%, 9/12/14 (f)	300
3,400	Federal Home Loan Bank, 0.03%, 7/11/14 (f)	3,400
8,800	Federal Home Loan Bank, 0.03%, 7/9/14 (f)	8,800
600	Freddie Mac, 0.04%, 9/10/14 (f)	600
2,300	Freddie Mac, Series RB, 0.04%, 9/2/14 (f)	2,300
	Total U.S. Government Agency Securities	62,228
	U.S. Government Agency Mortgages — 0.02%
7	Fannie Mae, Pool #829144, 4.50%, 10/1/35	8
247	Fannie Mae, Pool #836019, 2.22%, 10/1/35 (b)	264
5	Fannie Mae, Pool #889414, 6.00%, 11/1/37	5
7	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	8
51	Fannie Mae, Pool #AK5605, 4.50%, 4/1/42	55
9	Fannie Mae, Pool #796295, 4.50%, 12/1/34	10
	Total U.S. Government Agency Mortgages	350
	U.S. Treasury Obligations — 2.88%
500	U.S. Treasury Bill, 0.03%, 7/3/14 (f)	500
3,100	U.S. Treasury Bill, 0.02%, 7/24/14 (f)(h)	3,100
6	U.S. Treasury Bill, 0.04%, 10/16/14 (f)(h)	6
2,367	U.S. Treasury Bill, 0.04%, 10/30/14 (f)(h)	2,367
252	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25 (h)	305
669	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26 (h)	788
118	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27	144
1,132	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (h)	1,303
386	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29 (h)	488
144	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29 (h)	211
5,487	U.S. Treasury Inflation Index Note, 0.63%, 1/15/24 (h)	5,685

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$ 5,300	U.S. Treasury Note, 0.09%, 4/30/16 (h)	$5,301
500	U.S. Treasury Note, 2.25%, 4/30/21	505
8,300	U.S. Treasury Note, 2.75%, 2/15/24	8,489
12,400	U.S. Treasury Note, 2.50%, 5/15/24	12,382
	Total U.S. Treasury Obligations	41,574
	Yankee Dollars — 0.26%
	Aerospace & Defense — 0.01%
78	Waha Aerospace BV, 3.93%, 7/28/20	83
	Banks — 0.21%
1,000	Banco Votorantim SA, 5.25%, 2/11/16 (c)	1,042
1,100	DNB Bank ASA, 3.20%, 4/3/17 (c)	1,157
200	Export-Import Bank of Korea, 5.88%, 1/14/15	205
200	Export-Import Bank of Korea, 4.13%, 9/9/15	208
200	Export-Import Bank of Korea, 5.13%, 6/29/20	226
200	Export-Import Bank of Korea, 5.00%, 4/11/22	227
		3,065
	Diversified Financial Services — 0.01%
181	Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24 (c)	194
	Sovereign — 0.03%
300	Republic of Korea, 7.13%, 4/16/19	370
	Total Yankee Dollars	3,712
	Time Deposit — 1.81%
26,091	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	26,091
	Total Time Deposit	26,091
	Mutual Funds — 7.30%
98,965,537	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (i)	98,966
732,279	SSgA Treasury Money Market Fund, 0.00% (i)	732
5,811,094	SSgA U.S. Government Money Market Fund, 0.00% (i)	5,811
	Total Mutual Funds	105,509
	Call Option Purchased — 0.0%
28	Eurodollar Future, Expiring 12/16/14 at $100	1
	Total Call Option Purchased	1

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements — 1.18%
$2,800	Barclays Bank, 0.13%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $2,800,010 collateralized by U.S. Treasury Note, 2.63%, 11/15/20 fair value $2,860,006)	$2,800
8,300	Citigroup Global Markets, 0.14%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $8,300,032 collateralized by U.S. Treasury Note, 2.63%, 8/15/20 fair value $8,483,149)	8,300
6,000	JPMorgan Securities, 0.20%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $6,000,033 collateralized by U.S. Government Agency Security, 1.67%, 12/17/18 fair value $6,135,689)	6,000
	Total Repurchase Agreements	17,100
	Total Investments (cost $1,126,174) — 101.53%	1,466,716
	Liabilities in excess of other assets — (1.53)%	(22,060)
	Net Assets — 100.00%	$1,444,656

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect on June 30, 2014.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Specialist Manager.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(f)	Rate disclosed represents effective yield at purchase.
(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(i)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	PIMCO	Sustainable Growth Advisers	Total
Common Stocks	36.01%	34.75%	—	10.00%	80.76%
Corporate Bonds	—	—	0.61%	—	0.61%
Asset Backed Securities	—	—	0.08%	—	0.08%
Collateralized Mortgage Obligations	—	—	1.36%	—	1.36%
Global Bonds	—	—	0.94%	—	0.94%
Municipal Bond	—	—	0.02%	—	0.02%
U.S. Government Agency Securities	—	—	4.31%	—	4.31%
U.S. Government Agency Mortgages	—	—	0.02%	—	0.02%
U.S. Treasury Obligations	—	—	2.88%	—	2.88%
Yankee Dollars	—	—	0.26%	—	0.26%
Time Deposit	1.67%	—	0.02%	0.12%	1.81%
Mutual Funds	—	6.90%	0.40%	—	7.30%
Call Option Purchased	—	—	0.00%	—	0.00%
Repurchase Agreements	—	—	1.18%	—	1.18%
Other Assets (Liabilities)	-1.31%	0.02%	-0.24%	—	-1.53%
Total Net Assets	36.37%	41.67%	11.84%	10.12%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2014.

Long/(Short) Futures

Number of Contracts		Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
	(22)	10-Year Australia Treasury Bond Future	$(2,499)	9/16/14	$(56)
	(27)	10-Year U.S. Dollar Deliverable Interest Rate Swap Future	(2,835)	9/16/14	(25)
186		S&P 500 E-mini Future	18,157	9/16/14	194
310		S&P 500 Index Future	151,311	9/22/14	1,911
		Net Unrealized Appreciation/(Depreciation)			$2,024
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
2,011,000	Australian Dollar	Bank of America	7/2/14	$1,879	$1,896	$17
871,214	Brazilian Real	Goldman Sachs	7/2/14	387	394	7
2,618,528	Brazilian Real	BNP Paribas	7/2/14	1,158	1,185	27
4,953,957	Brazilian Real	JPMorgan Chase	7/2/14	2,213	2,243	30
569,094	Brazilian Real	JPMorgan Chase	7/2/14	252	258	6
8,086,244	Brazilian Real	Citibank	1/5/15	3,432	3,475	43
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,652	52
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	611	(39)
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,831	31
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,977	20
1,286,751,500	Korean Won	Deutsche Bank	7/23/14	1,255	1,272	17
450,282,300	Korean Won	Barclays Bank	7/23/14	439	445	6
7,874,000	Mexican Peso	Bank of America	7/23/14	603	606	3
3,718,000	Mexican Peso	Goldman Sachs	10/22/14	283	284	1
	Total Currencies Purchased			$17,908	$18,129	$221
	Currencies Sold
2,153,000	Australian Dollar	Societe General	7/2/14	$1,988	$2,030	$(42)
7,558,030	Brazilian Real	Bank of America	7/2/14	3,373	3,421	(48)
569,094	Brazilian Real	JPMorgan Chase	8/4/14	250	255	(5)
1,213,915	Brazilian Real	Citibank	1/5/15	515	521	(6)
4,953,957	Brazilian Real	JPMorgan Chase	8/4/14	2,193	2,219	(26)
569,094	Brazilian Real	HSBC Bank	7/2/14	254	258	(4)
885,669	Brazilian Real	Citibank	7/2/14	395	401	(6)
724,807	Brazilian Real	Goldman Sachs	10/2/14	312	319	(7)
288,063	Brazilian Real	Goldman Sachs	10/2/14	125	127	(2)
721,157	Brazilian Real	Goldman Sachs	10/2/14	312	318	(6)
12,288,311	Brazilian Real	JPMorgan Chase	1/5/15	5,219	5,281	(62)
77,000	British Pound Sterling	Barclays Bank	9/11/14	129	131	(2)
21,920,000	Chinese Renminbi	Citibank	9/8/15	3,424	3,484	(60)
16,343,410	Chinese Renminbi	JPMorgan Chase	4/7/16	2,542	2,588	(46)
861,000	Euro	Bank of America	8/21/14	1,172	1,179	(7)
3,947,479	Euro	Barclays Bank	8/21/14	5,392	5,407	(15)
102,000	Euro	Barclays Bank	8/21/14	139	140	(1)
8,773,481	Mexican Peso	Goldman Sachs	7/10/14	658	676	(18)
4,327,958	Mexican Peso	JPMorgan Chase	8/21/14	320	332	(12)
8,089,790	Mexican Peso	Deutsche Bank	7/10/14	619	623	(4)
6,447,475	Mexican Peso	HSBC Bank	7/10/14	492	496	(4)
847,000	Mexican Peso	Goldman Sachs	10/22/14	65	65	—
	Total Currencies Sold			$29,888	$30,271	$(383)
	Net Unrealized Appreciation/(Depreciation)					$(162)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(28)	Put Option – Eurodollar Future	$99	$(3)	$—	12/16/14	$3
	Total		$(3)	$—		$3

Amounts designated as “—” are $0 or have been rounded to $0.

Centrally Cleared Interest Rate Swap Agreements

	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/ Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Bank Bill Interest Rate Index	$6,700	$402	$727	6/19/43	2.75%	Receive	$325
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Bank Bill Interest Rate Index	$4,200	201	47	12/18/43	3.25%	Receive	(154)
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Indexˆ	18,200 (AUD)	(30)	560	6/18/19	4.00%	Pay	590
Interest Rate Swap Agreement with Barclays Bank, based on the Euro InterBank Offered Rate Index	9,100 (EUR)	41	(604)	9/17/24	2.00%	Receive	(645)
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Bank Bill Interest Rate Index	$4,100	—	(76)	4/16/24	2.80%	Receive	(76)
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Indexˆ	20,200 (AUD)	33	75	3/16/17	3.50%	Pay	42
Interest Rate Swap Agreement with Goldman Sachs International, based on the London Interbank Offer Rate Bank Bill Interest Rate Index	$6,000	(13)	(31)	12/17/17	1.50%	Receive	(18)
		$634	$698				$64
ˆ	Cash has been pledged as collateral for swap agreements held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

AUD — Australian Dollar

EUR — Euro

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 87.00%
	Aerospace & Defense — 1.19%
59	AAR Corp.	$2
150	Aerovironment, Inc. (a)	5
15	Alliant Techsystems, Inc.	2
16	American Science & Engineering, Inc.	1
230	Astronics Corp. (a)	13
30	Cubic Corp.	1
211	Curtiss-Wright Corp.	14
60	Ducommun, Inc. (a)	2
60	Engility Holdings, Inc. (a)	2
13,800	Erickson Air-Crane, Inc. (a)	224
3,302	Esterline Technologies Corp. (a)	380
90	Exelis, Inc.	2
900	GenCorp, Inc. (a)	17
978	HEICO Corp.	51
4,325	Moog, Inc., Class – A (a)	315
24	National Presto Industries, Inc.	2
10,018	Orbital Sciences Corp. (a)	296
147	Sparton Corp. (a)	4
854	TASER International, Inc. (a)	11
121	Teledyne Technologies, Inc. (a)	12
		1,356
	Air Freight & Logistics — 0.39%
180	Air Transport Services Group, Inc. (a)	2
30	Atlas Air Worldwide Holdings, Inc. (a)	1
354	Echo Global Logistics, Inc. (a)	7
465	Forward Air Corp.	22
5,132	Hub Group, Inc., Class – A (a)	258
142	Park-Ohio Holdings Corp.	8
13,330	UTI Worldwide, Inc. (a)	138
165	XPO Logistics, Inc. (a)	5
		441
	Airlines — 1.76%
211	Allegiant Travel Co.	25
4,920	American Airlines Group, Inc. (a)	211
30,200	Controladora Vuela Compania de Aviacion SAB de CV, Class – A, ADR (a)	272
852	Hawaiian Holdings, Inc. (a)	12
15,087	JetBlue Airways Corp. (a)	164
90	SkyWest, Inc.	1
32,070	United Continental Holdings, Inc. (a)	1,317
		2,002
	Apparel Retail — 0.03%
552	The Men's Wearhouse, Inc.	31
	Auto Components — 1.61%
1,014	American Axle & Manufacturing Holdings, Inc. (a)	19
2,478	Autoliv, Inc.	264
96	Cooper Tire & Rubber Co.	3
11	Cooper-Standard Holding, Inc. (a)	1
20,265	Dana Holding Corp.	494
409	Dorman Products, Inc. (a)	20
358	Drew Industries, Inc.	18
167	Fox Factory Holding Corp. (a)	3
543	Gentherm, Inc. (a)	24
7,090	Modine Manufacturing Co. (a)	112
218	Motorcar Parts of America, Inc. (a)	5

Shares	Security Description	Value (000)
	Auto Components (continued)
113	Shiloh Industries, Inc. (a)	$2
28,100	Spartan Motors, Inc.	128
307	Standard Motor Products, Inc.	14
30,705	Stoneridge, Inc. (a)	329
39	Strattec Security Corp.	3
4,600	Superior Industries, Inc.	95
2,087	Tenneco, Inc. (a)	137
303	Tower International, Inc. (a)	11
1,720	TRW Automotive Holdings Corp. (a)	154
		1,836
	Automobiles — 0.01%
396	Winnebago Industries, Inc. (a)	10
	Banks — 6.29%
40	1st Source, Inc.	1
80	Access National Corp.	1
40	American National Bankshares, Inc.	1
29,100	Associated Banc-Corp.	527
40	Banco Latinoamericano de Comercio Exterior SA, Class – E	1
2,850	BancorpSouth, Inc.	70
1,185	Bank of the Ozarks, Inc.	40
10,250	BankUnited, Inc.	343
28,631	BBCN Bancorp, Inc.	457
20	C&F Financial Corp.	1
30	Camden National Corp.	1
30	Century Bancorp, Inc., Class – A	1
17,377	Columbia Banking System, Inc.	457
8,655	Cullen/Frost Bankers, Inc.	688
244	Eagle BanCorp, Inc. (a)	8
60	Enterprise BanCorp, Inc.	1
71	Fidelity Southern Corp.	1
50	Financial Institutions, Inc.	1
60	First Bancorp, Inc. Maine	1
4	First Citizens BancShares, Inc., Class – A	1
80	First Community Bancshares, Inc.	1
505	First Financial Bankshares, Inc.	16
40	First Interstate BancSystem, Inc.	1
27,150	First Midwest BanCorp, Inc.	462
100	First Niagara Financial Group, Inc.	1
40	Great Southern Bancorp, Inc.	1
40	Heartland Financial USA, Inc.	1
641	Home Bancshares, Inc.	21
50	Horizon Bancorp	1
56	Independent Bank Group, Inc.	3
50	International Bancshares Corp.	1
628	Investors Bancorp, Inc.	7
70	MainSource Financial Group, Inc.	1
2,500	MB Financial, Inc.	68
60	Mercantile Bank Corp.	1
41,474	National Penn Bancshares, Inc.	439
50	NBT Bancorp, Inc.	1
50	Northrim BanCorp	1
12,037	PacWest BanCorp	520
50	Peoples Bancorp, Inc.	1
7,020	Popular, Inc. (a)	240
50	Republic Bancorp, Inc., Class – A	1
50	S & T BanCorp, Inc.	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
12,557	Square 1 Financial, Inc., Class – A (a)	$239
90	Susquehanna Bancshares, Inc.	1
5,730	SVB Financial Group (a)	669
17,617	Synovus Financial Corp.	430
46,270	TCF Financial Corp.	758
4,120	Texas Capital Bancshares, Inc. (a)	222
30	The Bank of Kentucky Financial Corp.	1
70	TowneBank	1
50	Univest Corp. of Pennsylvania	1
61	Viewpoint Financial Group	2
13,653	Webster Financial Corp.	431
40	WesBanco, Inc.	1
583	Western Alliance BanCorp (a)	14
20	Wintrust Financial Corp.	1
		7,163
	Beverages — 0.03%
88	Coca-Cola Bottling Co. Consolidated	6
100	Craft Brew Alliance, Inc. (a)	1
178	National Beverage Corp. (a)	3
127	The Boston Beer Co., Inc., Class – A (a)	29
		39
	Biotechnology — 2.55%
1,110	Acadia Pharmaceuticals, Inc. (a)	25
243	Acceleron Pharma, Inc. (a)	8
225	Achillion Pharmaceuticals, Inc. (a)	2
626	Acorda Therapeutics, Inc. (a)	21
287	Actinium Pharmaceuticals, Inc. (a)	2
39	Adamas Pharmaceuticals, Inc. (a)	1
453	Aegerion Pharmaceuticals, Inc. (a)	15
712	Agenus, Inc. (a)	2
201	Agios Pharmaceuticals, Inc. (a)	9
113	Akebia Therapeutics, Inc. (a)	3
116	Alder Biopharmaceuticals, Inc. (a)	2
242	AMAG Pharmaceuticals, Inc. (a)	5
216	Anacor Pharmaceuticals, Inc. (a)	4
70	Applied Genetic Technologies Corp. (a)	2
3,312	Arena Pharmaceuticals, Inc. (a)	19
2,483	ARIAD Pharmaceuticals, Inc. (a)	16
1,603	Array BioPharma, Inc. (a)	7
751	Arrowhead Research Corp. (a)	11
125	Auspex Pharmaceuticals, Inc. (a)	3
805	BioCryst Pharmaceuticals, Inc. (a)	10
974	BioMarin Pharmaceutical, Inc. (a)	61
52	BioSpecifics Technologies Corp. (a)	1
686	BioTime, Inc. (a)	2
280	Bluebird Bio, Inc. (a)	11
84	Cara Therapeutics, Inc. (a)	1
1,239	Celldex Therapeutics, Inc. (a)	20
134	Cellular Dynamics International, Inc. (a)	2
5,973	Cepheid, Inc. (a)	286
397	Chimerix, Inc. (a)	9
371	Clovis Oncology, Inc. (a)	15
2,021	CTI BioPharma Corp. (a)	6
3,608	Cubist Pharmaceuticals, Inc. (a)	252
741	Cytori Therapeutics, Inc. (a)	2
230	CytRx Corp. (a)	1

Shares	Security Description	Value (000)
	Biotechnology (continued)
2,248	Dendreon Corp. (a)	$5
54	Dicerna Pharmaceuticals, Inc. (a)	1
209	Durata Therapeutics, Inc. (a)	4
2,059	Dyax Corp. (a)	20
57	Eleven Biotherapeutics, Inc. (a)	1
134	Emergent BioSolutions, Inc. (a)	3
152	Enanta Pharmaceuticals, Inc. (a)	7
191	Epizyme, Inc. (a)	6
40	Esperion Therapeutics, Inc. (a)	1
1,276	Exact Sciences Corp. (a)	22
2,948	Exelixis, Inc. (a)	10
254	Five Prime Therapeutics, Inc. (a)	4
56	Flexion Therapeutics, Inc. (a)	1
207	Foundation Medicine, Inc. (a)	6
261	Galectin Therapeutics, Inc. (a)	4
1,694	Galena Biopharma, Inc. (a)	5
48	Genocea Biosciences, Inc. (a)	1
8,530	Genomic Health, Inc. (a)	234
1,516	Halozyme Therapeutics, Inc. (a)	15
281	Heron Therapeutics, Inc. (a)	3
145	Hyperion Therapeutics, Inc. (a)	4
1,417	Idenix Pharmaceuticals, Inc. (a)	34
794	Idera Pharmaceuticals, Inc. (a)	2
1,290	ImmunoGen, Inc. (a)	15
1,151	Immunomedics, Inc. (a)	4
749	Infinity Pharmaceuticals, Inc. (a)	10
773	Inovio Pharmaceuticals, Inc. (a)	8
594	Insmed, Inc. (a)	12
135	Insys Therapeutics, Inc. (a)	4
8,527	InterMune, Inc. (a)	375
522	Intrexon Corp. (a)	13
1,805	Ironwood Pharmaceuticals, Inc. (a)	28
7,067	Isis Pharmaceuticals, Inc. (a)	243
184	Karyopharm Therapeutics, Inc. (a)	9
1,374	Keryx Biopharmaceuticals, Inc. (a)	21
134	Kindred Biosciences, Inc. (a)	2
260	KYTHERA Biopharmaceuticals, Inc. (a)	10
3,267	Lexicon Pharmaceuticals, Inc. (a)	5
312	Ligand Pharmaceuticals, Inc., Class – B (a)	19
293	MacroGenics, Inc. (a)	6
3,451	MannKind Corp. (a)	38
1,429	Merrimack Pharmaceuticals, Inc. (a)	10
1,428	MiMedx Group, Inc. (a)	10
104	Mirati Therapeutics, Inc. (a)	2
725	Momenta Pharmaceuticals, Inc. (a)	9
5,630	Myriad Genetics, Inc. (a)	219
580	NanoViricides, Inc. (a)	2
1,764	Navidea Biopharmaceuticals, Inc. (a)	3
155	NeoStem, Inc. (a)	1
994	Neuralstem, Inc. (a)	4
1,158	Neurocrine Biosciences, Inc. (a)	17
301	NewLink Genetics Corp. (a)	8
514	Northwest Biotherapeutics, Inc. (a)	3
3,167	Novavax, Inc. (a)	15
1,455	NPS Pharmaceuticals, Inc. (a)	48
304	Ohr Pharmaceutical, Inc. (a)	3
187	OncoMed Pharmaceuticals, Inc. (a)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,024	Oncothyreon, Inc. (a)	$3
207	Ophthotech Corp. (a)	9
2,918	Opko Health, Inc. (a)	26
1,814	Orexigen Therapeutics, Inc. (a)	11
904	Organovo Holdings, Inc. (a)	8
286	Osiris Therapeutics, Inc. (a)	4
2,682	PDL BioPharma, Inc.	26
2,765	Peregrine Pharmaceuticals, Inc. (a)	5
541	Portola Pharmaceuticals, Inc. (a)	16
361	Progenics Pharmaceuticals, Inc. (a)	2
83	Prothena Corp. PLC (a)	2
287	PTC Therapeutics, Inc. (a)	8
355	Puma Biotechnology, Inc. (a)	23
935	Raptor Pharmaceuticals Corp. (a)	11
229	Receptos, Inc. (a)	10
224	Regado Biosciences, Inc. (a)	2
210	Regulus Therapeutics, Inc. (a)	2
649	Repligen Corp. (a)	15
295	Retrophin, Inc. (a)	3
6,437	Sangamo BioSciences, Inc. (a)	98
626	Sarepta Therapeutics, Inc. (a)	19
226	Spectrum Pharmaceuticals, Inc. (a)	2
172	Stemline Therapeutics, Inc. (a)	3
746	Sunesis Pharmaceuticals, Inc. (a)	5
324	Synageva BioPharma Corp. (a)	34
1,410	Synergy Pharmaceuticals, Inc.	6
814	Synta Pharmaceuticals Corp. (a)	3
290	Tesaro, Inc. (a)	9
329	Tetraphase Pharmaceuticals, Inc. (a)	4
350	TG Therapeutics, Inc. (a)	3
1,178	Theravance, Inc.	35
720	Threshold Pharmaceuticals, Inc. (a)	3
100	Ultragenyx Pharmaceutical, Inc. (a)	4
530	Vanda Pharmaceuticals, Inc. (a)	9
73	Verastem, Inc. (a)	1
100	Versartis, Inc. (a)	3
44,500	Vical, Inc. (a)	54
75	Vital Therapies, Inc. (a)	2
227	Xencor, Inc. (a)	3
982	XOMA Corp. (a)	5
1,197	ZIOPHARM Oncology, Inc. (a)	5
		2,905
	Building Products — 2.23%
440	AAON, Inc.	15
173	American Woodmark Corp. (a)	6
272	Apogee Enterprises, Inc.	9
3,100	Armstrong World Industries, Inc. (a)	178
656	Builders FirstSource, Inc. (a)	5
176	Continental Building Products, Inc. (a)	3
13,425	Gibraltar Industries, Inc. (a)	208
28,419	Griffon Corp.	353
217	Insteel Industries, Inc.	4
5,050	Lennox International, Inc.	453
12,581	Masonite International Corp. (a)	707
418	NCI Building Systems, Inc. (a)	8
71	Norcraft Cos., Inc. (a)	1

Shares	Security Description	Value (000)
	Building Products (continued)
133	Nortek, Inc. (a)	$12
109	Patrick Industries, Inc. (a)	5
711	PGT, Inc. (a)	6
245	Ply Gem Holdings, Inc. (a)	2
2,956	Simpson Manufacturing Co., Inc.	107
4,833	Trex Co., Inc. (a)	139
6,506	Universal Forest Products, Inc.	314
		2,535
	Capital Markets — 1.80%
40	Arlington Asset Investment Corp.	1
632	BGC Partners, Inc., Class – A	5
120	BlackRock Kelso Capital Corp.	1
110	Calamos Asset Management, Inc., Class – A	1
3,300	Capital Southwest Corp.	119
286	Cohen & Steers, Inc.	12
73,400	Cowen Group, Inc. (a)	311
35	Diamond Hill Investment Group, Inc.	4
501	Evercore Partners, Inc., Class – A	29
40	FBR & Co. (a)	1
779	Financial Engines, Inc.	35
95	GAMCO Investors, Inc., Class – A	8
434	Greenhill & Co., Inc.	21
495	HFF, Inc., Class – A	18
113	International Fcstone, Inc. (a)	2
1,213	Ladenburg Thalmann Financial Services, Inc. (a)	4
2,300	LPL Financial Holdings, Inc.	114
118	Marcus & Millichap, Inc. (a)	3
240	MCG Capital Corp.	1
50	Oppenheimer Holdings, Inc., Class – A	1
11,320	Piper Jaffray Cos., Inc. (a)	587
164	Pzena Investment Management, Inc., Class – A	2
4,315	Raymond James Financial, Inc.	220
160	RCS Capital Corp., Class – A	3
82	Silvercrest Asset Management Group, Inc.	1
8,104	Stifel Financial Corp. (a)	385
104	Virtus Investment Partners, Inc. (a)	22
1,759	Waddell & Reed Financial, Inc., Class – A	110
108	Westwood Holdings Group, Inc.	6
90	WhiteHorse Finance, Inc.	1
1,628	WisdomTree Investments, Inc. (a)	20
		2,048
	Chemicals — 2.72%
149	A. Schulman, Inc.	6
309	Advanced Emissions Solutions, Inc. (a)	7
3,013	Albemarle Corp.	215
40	Axiall Corp.	2
467	Balchem Corp.	25
7,926	Cabot Corp.	461
767	Calgon Carbon Corp. (a)	17
1,360	Celanese Corp., Series A	87
147	Chase Corp.	5
1,406	Chemtura Corp. (a)	37
1,020	Ferro Corp. (a)	13
813	Flotek Industries, Inc. (a)	26
3,122	FMC Corp.	222

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
197	FutureFuel Corp.	$3
5,463	H.B. Fuller Co.	263
46	Hawkins, Inc.	2
179	Innophos Holdings, Inc.	10
61	Innospec, Inc.	3
315	Koppers Holdings, Inc.	12
10,900	Kraton Performance Polymers, Inc. (a)	244
17,900	Landec Corp. (a)	224
165	Marrone Bio Innovations, Inc. (a)	2
5,698	Methanex Corp.	352
816	NewMarket Corp.	320
54	Olin Corp.	1
739	Omnova Solutions, Inc. (a)	7
6,726	PolyOne Corp.	283
135	Quaker Chemical Corp.	10
615	Senomyx, Inc. (a)	5
42	Sensient Technologies Corp.	2
171	Stepan Co.	9
354	Taminco Corp. (a)	8
289	Trecora Resources (a)	3
7,470	Tronox Ltd., Class – A	201
30	Westlake Chemical Corp.	3
106	Zep, Inc.	2
		3,092
	Commercial Services & Supplies — 2.12%
170	ACCO Brands Corp. (a)	1
57,667	ARC Document Solutions, Inc. (a)	338
538	Casella Waste Systems, Inc. (a)	3
445	Cenveo, Inc. (a)	2
60	Courier Corp.	1
394	Deluxe Corp.	23
55	EnerNOC, Inc. (a)	1
60	Ennis, Inc.	1
1,059	Healthcare Services Group, Inc.	31
119	Heritage-Crystal Clean, Inc. (a)	2
8,927	Herman Miller, Inc.	270
639	HNI Corp.	25
144	InnerWorkings, Inc. (a)	1
1,005	Interface, Inc.	19
120	Intersections, Inc.	1
5,190	KAR Auction Services, Inc.	165
90	Kimball International, Inc., Class – B	2
725	Knoll, Inc.	13
65	Mobile Mini, Inc.	3
446	MSA Safety, Inc.	26
125	Multi-Color Corp.	5
423	Performant Financial Corp. (a)	4
40	Quad Graphics, Inc.	1
184	Quest Resource Holding Corp. (a)	1
2,331	Ritchie Bros. Auctioneers, Inc.	57
217	SP Plus Corp. (a)	5
1,204	Steelcase, Inc., Class – A	18
3,916	Team, Inc. (a)	161
19,690	Tetra Tech, Inc.	541
3,930	The Brink's Co.	111
10	UniFirst Corp.	1

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
13,475	United Stationers, Inc.	$558
313	US Ecology, Inc.	15
344	West Corp.	9
		2,415
	Communications Equipment — 0.79%
2,842	ADTRAN, Inc.	64
170	Alliance Fiber Optic Products, Inc.	3
216	Applied Optoelectronics, Inc. (a)	5
1,556	Aruba Networks, Inc. (a)	27
70	BEL Fuse, Inc., Class – B	2
57	Black Box Corp.	1
532	CalAmp Corp. (a)	12
1,575	Ciena Corp. (a)	34
165	Clearfield, Inc. (a)	3
955	Extreme Networks, Inc. (a)	4
1,314	Finisar Corp. (a)	26
188	Harmonic, Inc. (a)	1
1,606	Infinera Corp. (a)	15
618	InterDigital, Inc.	30
36	Ixia (a)	—
197	KVH Industries, Inc. (a)	3
174	NumereX Corp., Class – A (a)	2
8,100	Oplink Communications, Inc. (a)	137
1,387	ParkerVision, Inc. (a)	2
21,700	PC-Telephone, Inc.	176
546	Plantronics, Inc.	26
913	Polycom, Inc. (a)	11
100	Procera Networks, Inc. (a)	1
973	Ruckus Wireless, Inc. (a)	12
911	ShoreTel, Inc. (a)	6
11,180	Sierra Wireless, Inc. (a)	226
3,570	Sonus Networks, Inc. (a)	13
439	Ubiquiti Networks, Inc. (a)	20
627	ViaSat, Inc. (a)	36
		898
	Computer & Electronics Retail — 0.00%
72	REX American Resources Corp. (a)	5
	Computer Hardware — 0.01%
499	Super Micro Computer, Inc. (a)	13
	Computer Storage & Peripherals — 0.01%
1,292	Quantum Corp. (a)	2
1,160	Violin Memory, Inc. (a)	5
		7
	Construction & Engineering — 1.06%
70	AECOM Technology Corp. (a)	2
77	Aegion Corp. (a)	2
71	Argan, Inc.	3
140	Comfort Systems USA, Inc.	2
446	Dycom Industries, Inc. (a)	14
7,062	Furmanite Corp. (a)	82
100	Great Lakes Dredge & Dock Co. (a)	1
1,776	Jacobs Engineering Group, Inc. (a)	95
2,820	KBR, Inc.	67
6,380	MasTec, Inc. (a)	197
60	MYR Group, Inc. (a)	2
40	Northwest Pipe Co. (a)	2
170	Pike Electric Corp. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
5,245	Primoris Services Corp.	$151
6,547	Quanta Services, Inc. (a)	226
11,371	Tutor Perini Corp. (a)	360
30	URS Corp.	1
		1,209
	Construction Materials — 0.90%
6,750	CaesarStone Sdot Yam Ltd.	331
5,100	Eagle Materials, Inc.	480
1,050	Headwaters, Inc. (a)	15
1,190	Martin Marietta Materials, Inc.	157
306	Texas Industries, Inc. (a)	28
24	United States Lime & Minerals, Inc.	2
237	US Concrete, Inc. (a)	6
		1,019
	Consumer Finance — 0.45%
30	Cash America International, Inc.	1
106	Credit Acceptance Corp. (a)	13
272	Encore Capital Group, Inc. (a)	12
120	EZCORP, Inc., Class – A (a)	1
443	First Cash Financial Services, Inc. (a)	26
5,570	Green Dot Corp., Class – A (a)	106
30	Nelnet, Inc., Class – A	1
76	Nicholas Financial, Inc.	1
5,790	Portfolio Recovery Associates, Inc. (a)	346
138	World Acceptance Corp. (a)	10
		517
	Containers & Packaging — 0.91%
60	AEP Industries, Inc. (a)	2
6,221	AptarGroup, Inc.	417
15,296	Berry Plastics Group, Inc. (a)	395
4,875	Graphic Packaging Holding Co. (a)	57
40	Greif, Inc., Class – A	2
401	Myers Industries, Inc.	8
2,195	Packaging Corp. of America	157
		1,038
	Distributors — 0.04%
48	Core-Mark Holding Co., Inc.	2
661	Pool Corp.	37
70	VOXX International Corp. (a)	1
		40
	Diversified Consumer Services — 0.65%
6,018	2U, Inc. (a)	101
255	American Public Education, Inc. (a)	9
120	Bridgepoint Education, Inc. (a)	2
453	Bright Horizons Family Solutions, Inc. (a)	19
175	Capella Education Co.	10
76	Carriage Services, Inc.	1
407	Education Management Corp. (a)	1
703	Grand Canyon Education, Inc. (a)	32
1,029	Hillenbrand, Inc.	34
81	ITT Educational Services, Inc. (a)	1
56	JTH Holding, Inc., Class – A (a)	2
4,536	K12, Inc. (a)	109
1,212	LifeLock, Inc. (a)	17
8,250	Matthews International Corp., Class – A	342
893	Sotheby's	37

Shares	Security Description	Value (000)
	Diversified Consumer Services (continued)
240	Strayer Education, Inc. (a)	$13
428	Weight Watchers International, Inc.	9
		739
	Diversified Financial Services — 0.46%
50	Interactive Brokers Group, Inc., Class – A	1
6,775	Leucadia National Corp.	178
550	MarketAxess Holdings, Inc.	30
13,869	PHH Corp. (a)	318
		527
	Diversified Metals & Mining — 0.01%
27	RTI International Metals, Inc. (a)	1
701	SunCoke Energy, Inc. (a)	15
		16
	Diversified Telecommunication Services — 0.93%
349	8x8, Inc. (a)	3
801	Cincinnati Bell, Inc. (a)	3
13,721	Cogent Communications Group, Inc.	473
344	Consolidated Communications Holdings, Inc.	8
170	Enventis Corp.	3
296	FairPoint Communications, Inc. (a)	4
524	General Communication, Inc., Class – A (a)	6
30	Hawaiian Telcom Holdco, Inc. (a)	1
239	IDT Corp.	4
873	inContact, Inc. (a)	8
479	Inteliquent, Inc.	7
102	Intelsat SA (a)	2
240	Lumos Networks Corp.	3
247	MagicJack VocalTec Ltd. (a)	4
42,100	ORBCOMM, Inc. (a)	277
18,994	Premiere Global Services, Inc. (a)	254
		1,060
	Electric Utilities — 0.58%
8,074	El Paso Electric Co.	325
60	Great Plains Energy, Inc.	2
50	Hawaiian Electric Industries, Inc.	1
22	IDACORP, Inc.	1
8,904	ITC Holdings Corp.	324
66	PNM Resources, Inc.	2
46	Portland General Electric Co.	2
62	The Empire District Electric Co.	2
		659
	Electrical Equipment — 1.47%
2,360	Acuity Brands, Inc.	326
373	AZZ, Inc.	17
16,325	Brady Corp.	489
4,902	Capstone Turbine Corp. (a)	7
230	Encore Wire Corp.	11
7,011	EnerSys	483
229	Enphase Energy, Inc. (a)	2
675	Franklin Electric Co., Inc.	27
3,201	FuelCell Energy, Inc. (a)	8
1,034	Generac Holdings, Inc. (a)	50
50	General Cable Corp.	1
985	Hubbell, Inc., Class – B	121
19,300	Orion Energy Systems, Inc. (a)	79
659	Polypore International, Inc. (a)	31

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
67	Power Solutions International, Inc. (a)	$5
20	Preformed Line Products Co.	1
25	Regal-Beloit Corp.	2
465	Revolution Lighting Technologies, Inc. (a)	1
482	Thermon Group Holdings, Inc. (a)	13
		1,674
	Electronic Equipment, Instruments & Components — 4.34%
286	Aeroflex Holding Corp. (a)	3
175	Anixter International, Inc.	18
219	Badger Meter, Inc.	12
8,404	Belden, Inc.	656
70	Benchmark Electronics, Inc. (a)	2
1,276	Cognex Corp. (a)	49
18	Coherent, Inc. (a)	1
166	Control4 Corp. (a)	3
195	CUI Global, Inc. (a)	2
390	Daktronics, Inc.	5
38	Dolby Laboratories, Inc., Class – A (a)	2
8,145	DTS, Inc. (a)	150
45	Electro Rent Corp.	1
236	FARO Technologies, Inc. (a)	12
623	FEI Co.	57
25,791	Flextronics International Ltd. (a)	286
70	Ingram Micro, Inc. (a)	2
15,445	Insight Enterprises, Inc. (a)	475
1,069	InvenSense, Inc. (a)	24
3,045	IPG Photonics Corp. (a)	209
3,920	Itron, Inc. (a)	159
10,717	Jabil Circuit, Inc.	224
4,741	Littelfuse, Inc.	441
434	Maxwell Technologies, Inc. (a)	7
5,042	Measurement Specialties, Inc. (a)	434
42	Mesa Laboratories, Inc.	4
565	Methode Electronics, Inc.	22
231	MTS Systems Corp.	16
7,300	Multi-Fineline Electronix, Inc. (a)	81
513	Newport Corp. (a)	9
58	OSI Systems, Inc. (a)	4
60	PC Connection, Inc.	1
210	Plexus Corp. (a)	9
606	RealD, Inc. (a)	8
53	Rofin-Sinar Technologies, Inc. (a)	1
7,721	Rogers Corp. (a)	511
110	Sanmina Corp. (a)	3
562	Speed Commerce, Inc. (a)	2
72	SYNNEX Corp. (a)	5
8,832	Tech Data Corp. (a)	551
8,179	Trimble Navigation Ltd. (a)	302
145	TTM Technologies, Inc. (a)	1
5,608	Universal Display Corp. (a)	180
140	Vishay Intertechnology, Inc.	2
		4,946
	Energy Equipment & Services — 2.13%
9,305	Atwood Oceanics, Inc. (a)	488
460	Basic Energy Services, Inc. (a)	13

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
631	C&J Energy Services, Inc. (a)	$21
292	CARBO Ceramics, Inc.	45
40	Dawson Geophysical Co.	1
2,481	Dril-Quip, Inc. (a)	271
319	Forum Energy Technologies, Inc. (a)	12
9	Geospace Technologies Corp. (a)	—
176	Glori Energy, Inc. (a)	2
6,577	Gulf Island Fabrication, Inc.	142
15,477	Helix Energy Solutions Group, Inc. (a)	407
484	ION Geophysical Corp. (a)	2
385	Matrix Service Co. (a)	13
8,390	McDermott International, Inc. (a)	68
9,700	Mitcham Industries, Inc. (a)	136
25,530	Newpark Resources, Inc. (a)	318
300	North Atlantic Drilling Ltd.	3
60	Patterson-UTI Energy, Inc.	2
17	PHI, Inc. (a)	1
193	Profire Energy, Inc. (a)	1
187	RigNet, Inc. (a)	10
13,003	Superior Energy Services, Inc.	470
125	Tesco Corp.	3
30	Unit Corp. (a)	2
		2,431
	Food & Staples Retailing — 0.72%
9,782	Casey's General Stores, Inc.	688
206	Chefs' Warehouse Holdings LLC (a)	4
271	Fairway Group Holdings Corp. (a)	2
240	Ingles Markets, Inc., Class – A	6
455	Liberator Medical Holdings, Inc.	2
157	Natural Grocers by Vitamin Cottage, Inc. (a)	3
272	PriceSmart, Inc.	24
278	Susser Holdings Corp. (a)	22
619	The Fresh Market, Inc. (a)	21
729	United Natural Foods, Inc. (a)	47
180	Village Super Market, Inc., Class – A	4
		823
	Food Products — 0.18%
9	Alico, Inc.	—
256	Annie's, Inc. (a)	9
780	B&G Foods, Inc., Class – A	26
867	Boulder Brands, Inc. (a)	12
203	Calavo Growers, Inc.	7
264	Cal-Maine Foods, Inc.	20
581	Darling Ingredients, Inc. (a)	12
315	Diamond Foods, Inc. (a)	9
108	Farmer Brothers Co. (a)	2
52	Fresh Del Monte Produce, Inc.	2
196	Inventure Foods, Inc. (a)	2
216	J&J Snack Foods Corp.	20
50	John B Sanfilippo & Son, Inc.	1
167	Lancaster Colony Corp.	16
100	Lifeway Foods, Inc. (a)	1
159	Limoneira Co.	3
288	Sanderson Farms, Inc.	29
1	Seaboard Corp. (a)	3
266	Tootsie Roll Industries, Inc.	8

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
276	TreeHouse Foods, Inc. (a)	$22
		204
	Food Retail — 0.02%
377	The Andersons, Inc.	19
	Footwear — 0.02%
418	Skechers USA, Inc., Class – A (a)	19
	Gas Utilities — 0.58%
20	Southwest Gas Corp.	1
13,005	UGI Corp.	657
		658
	Health Care Equipment — 0.01%
339	Wright Medical Group, Inc. (a)	11
	Health Care Equipment & Supplies — 3.05%
340	Abaxis, Inc.	15
608	Abiomed, Inc. (a)	15
1,174	Accuray, Inc. (a)	10
214	Anika Therapeutics, Inc. (a)	10
1,666	Antares Pharma, Inc. (a)	4
317	AtriCure, Inc. (a)	6
24	Atrion Corp.	8
512	Cantel Medical Corp.	19
398	Cardiovascular Systems, Inc. (a)	12
1,218	Cerus Corp. (a)	5
130	CryoLife, Inc.	1
405	Cyberonics, Inc. (a)	25
101	Cynosure, Inc. (a)	2
17,567	DexCom, Inc. (a)	698
1,770	Edwards Lifesciences Corp. (a)	152
986	Endologix, Inc. (a)	15
628	GenMark Diagnostics, Inc. (a)	8
991	Globus Medical, Inc. (a)	24
40	Greatbatch, Inc. (a)	2
51	Haemonetics Corp. (a)	2
1,759	HeartWare International, Inc. (a)	156
55	Inogen, Inc. (a)	1
15,382	Insulet Corp. (a)	611
162	Integra LifeSciences Holdings Corp. (a)	8
128	K2M Group Holdings, Inc. (a)	2
243	LDR Holding Corp. (a)	6
718	Masimo Corp. (a)	17
650	Meridian Bioscience, Inc.	13
478	Natus Medical, Inc. (a)	12
5,672	Neogen Corp. (a)	230
571	NuVasive, Inc. (a)	20
920	NxStage Medical, Inc. (a)	13
193	Oxford Immunotec Global PLC (a)	3
392	Quidel Corp. (a)	9
96	Rockwell Medical Technologies, Inc. (a)	1
581	STAAR Surgical Co. (a)	10
903	STERIS Corp.	48
65	SurModics, Inc. (a)	1
9,970	Symmetry Medical, Inc. (a)	88
84	Tandem Diabetes Care, Inc. (a)	1
3,984	The Cooper Cos., Inc.	540
634	The Spectranetics Corp. (a)	15
867	Thoratec Corp. (a)	30

Shares	Security Description	Value (000)
	Health Care Equipment & Supplies (continued)
108	TriVascular Technologies, Inc. (a)	$2
36,927	Unilife Corp. (a)	109
46	Utah Medical Products, Inc.	2
244	Vascular Solutions, Inc. (a)	5
97	Veracyte, Inc. (a)	2
763	Volcano Corp. (a)	13
11,022	West Pharmaceutical Services, Inc.	465
434	Zeltiq Aesthetics, Inc. (a)	7
		3,473
	Health Care Providers & Services — 2.63%
8,414	Acadia Healthcare Co., Inc. (a)	383
572	Air Methods Corp. (a)	30
46	Alliance HealthCare Services, Inc. (a)	1
40	Almost Family, Inc. (a)	1
132	AmSurg Corp. (a)	6
354	Bio-Reference Laboratories, Inc. (a)	11
226	Biotelemetry, Inc. (a)	2
439	Capital Senior Living Corp. (a)	10
3,194	Catamaran Corp. (a)	141
5,167	Chemed Corp.	484
182	Chindex International, Inc. (a)	4
30	Community Health Systems, Inc. (a)	1
179	CorVel Corp. (a)	8
578	Emeritus Corp. (a)	18
526	ExamWorks Group, Inc. (a)	17
320	Five Star Quality Care, Inc. (a)	2
475	Gentiva Health Services, Inc. (a)	7
50	Health Net, Inc. (a)	2
1,020	HealthSouth Corp.	37
262	Healthways, Inc. (a)	5
131	IPC The Hospitalist Co., Inc. (a)	6
80	Kindred Healthcare, Inc.	2
150	Landauer, Inc.	6
60	LHC Group, Inc. (a)	1
9,075	LifePoint Hospitals, Inc. (a)	565
20	Magellan Health Services, Inc. (a)	1
4,450	MEDNAX, Inc. (a)	259
498	Molina Heathcare, Inc. (a)	22
2,089	MWI Veterinary Supply, Inc. (a)	297
20	National Healthcare Corp.	1
100	National Research Corp., Class – A (a)	1
28	Owens & Minor, Inc.	1
80	PharMerica Corp. (a)	2
200	Providence Service Corp. (a)	7
446	RadNet, Inc. (a)	3
1,239	Select Medical Holdings Corp.	19
518	Skilled Healthcare Group, Inc. (a)	3
176	Surgical Care Affiliates, Inc. (a)	5
1,033	Team Health Holdings, Inc. (a)	52
298	The Ensign Group, Inc.	9
60	Triple-S Management Corp., Class – A (a)	1
157	U.S. Physical Therapy, Inc.	5
3,907	VCA Antech, Inc. (a)	137
5,725	WellCare Health Plans, Inc. (a)	427
		3,002

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology — 0.58%
154	Castlight Health, Inc., Class – B (a)	$2
168	Computer Programs & Systems, Inc.	11
316	HealthStream, Inc. (a)	8
1,275	HMS Holdings Corp. (a)	26
884	MedAssets, Inc. (a)	20
6,423	Medidata Solutions, Inc. (a)	275
993	Merge Healthcare, Inc. (a)	2
10,438	Omnicell, Inc. (a)	300
752	Quality Systems, Inc.	12
297	Vocera Communications, Inc. (a)	4
		660
	Hotels, Restaurants & Leisure — 1.29%
69	BJ's Restaurant, Inc. (a)	2
1,158	Bloomin' Brands, Inc. (a)	26
40	Bob Evans Farms, Inc.	2
965	Boyd Gaming Corp. (a)	12
220	Bravo Brio Restaurant Group, Inc. (a)	3
3,429	Buffalo Wild Wings, Inc. (a)	567
68	Caesars Entertainment Corp. (a)	1
29,800	Century Casinos, Inc. (a)	173
123	Churchill Downs, Inc.	11
254	Chuy's Holdings, Inc. (a)	9
324	ClubCorp Holdings, Inc.	6
260	Cracker Barrel Old Country Store, Inc.	26
345	Del Frisco's Restaurant Group, Inc. (a)	10
925	Denny's Corp. (a)	6
518	Diamond Resorts International, Inc. (a)	12
105	DineEquity, Inc.	8
289	Einstein Noah Restaurant Group, Inc.	5
68	Famous Dave's of America, Inc. (a)	2
404	Fiesta Restaurant Group, Inc. (a)	19
94	Ignite Restaurant Group, Inc. (a)	1
7,460	International Speedway Corp., Class – A	248
489	Interval Leisure Group, Inc.	11
604	Jack in the Box, Inc.	36
209	Jamba, Inc. (a)	3
955	Krispy Kreme Doughnuts, Inc. (a)	15
500	La Quinta Holdings, Inc. (a)	10
72	Life Time Fitness, Inc. (a)	4
170	Marcus Corp.	3
120	Monarch Casino & Resort, Inc. (a)	2
183	Morgans Hotel Group Co. (a)	1
452	Multimedia Games Holding Co., Inc. (a)	13
50	Nathan's Famous, Inc. (a)	3
160	Noodles & Co. (a)	6
467	Papa John's International, Inc.	20
85	Papa Murphy's Holdings, Inc. (a)	1
902	Pinnacle Entertainment, Inc. (a)	23
366	Popeyes Louisiana Kitchen, Inc. (a)	16
223	Potbelly Corp. (a)	4
216	Red Robin Gourmet Burgers, Inc. (a)	15
384	Ruth's Hospitality Group, Inc.	5
506	Scientific Games Corp. (a)	6
598	Sonic Corp. (a)	13
1,055	Texas Roadhouse, Inc., Class – A	27
757	The Cheesecake Factory, Inc.	35

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
530	Vail Resorts, Inc.	$41
85	Zoe's Kitchen, Inc. (a)	3
		1,465
	Household Durables — 0.58%
181	Beazer Homes USA, Inc. (a)	4
132	Cavco Industries, Inc. (a)	11
140	CSS Industries, Inc.	4
140	Flexsteel Industries, Inc.	5
3,128	Harman International Industries, Inc.	336
246	Helen of Troy Ltd. (a)	15
90	Installed Building Products, Inc. (a)	1
451	iRobot Corp. (a)	18
889	KB Home	17
654	La-Z-Boy, Inc.	15
67	LGI Homes, Inc. (a)	1
267	Libbey, Inc. (a)	7
260	Lifetime Brands, Inc.	4
4,938	Meritage Homes Corp. (a)	208
50	NACCO Industries, Inc., Class – A	3
168	The Dixie Group, Inc. (a)	2
102	Turtle Beach Corp. (a)	1
231	Universal Electronics, Inc. (a)	11
8	William Lyon Homes, Class – A (a)	—
		663
	Household Products — 0.02%
74	Central Garden & Pet Co., Class – A (a)	1
498	Harbinger Group, Inc. (a)	6
79	Orchids Paper Products Co.	3
215	WD-40 Co.	16
		26
	Human Resource & Employment Services — 0.01%
370	Korn/Ferry International (a)	11
	Independent Power and Renewable Electricity Producers — 0.02%
571	Pattern Energy Group, Inc.	19
	Independent Power Producers & Energy Traders — 0.00%
98	Ormat Technologies, Inc.	3
	Industrial Conglomerates — 0.14%
1,648	Carlisle Cos., Inc.	142
559	Raven Industries, Inc.	19
		161
	Insurance — 3.69%
1,215	Alleghany Corp. (a)	532
16,862	American Equity Investment Life Holding Co.	415
10,519	American Financial Group, Inc.	626
336	AmTrust Financial Services, Inc.	14
10,982	Argo Group International Holdings Ltd.	560
5,832	Aspen Insurance Holdings Ltd.	265
155	Atlas Financial Holdings, Inc. (a)	2
126	Crawford & Co.	1
279	eHealth, Inc. (a)	11
40	EMC Insurance Group, Inc.	1
284	Employers Holdings, Inc.	6
3,250	Endurance Specialty Holdings Ltd.	168
1,649	Everest Re Group Ltd.	265

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
26	FBL Financial Group, Inc., Class – A	$1
149	Federated National Holding Co.	4
9,200	First American Financial Corp.	256
2,980	HCC Insurance Holdings, Inc.	146
104	HCI Group, Inc.	4
100	Heritage Insurance Holdings, Inc. (a)	2
67	Infinity Property & Casualty Corp.	5
133	Maiden Holdings Ltd.	2
21	National Interstate Corp.	1
7,781	Primerica, Inc.	372
30	Protective Life Corp.	2
40	Stewart Information Services Corp.	1
12,305	Symetra Financial Corp.	280
220	United Insurance Holdings Corp.	4
548	Universal Insurance Holdings, Inc.	7
5,046	W.R. Berkley Corp.	234
		4,187
	Internet & Catalog Retail — 0.08%
280	1-800-FLOWERS.COM, Inc., Class – A (a)	2
195	Blue Nile, Inc. (a)	5
174	Coupons.com, Inc. (a)	5
27	FTD Cos., Inc. (a)	1
507	HSN, Inc.	29
378	NutriSystem, Inc.	6
402	Orbitz Worldwide, Inc. (a)	4
169	Overstock.com, Inc. (a)	3
337	PetMed Express, Inc.	5
451	RetailMeNot, Inc. (a)	12
335	Shutterfly, Inc. (a)	14
252	ValueVision Media, Inc., Class – A (a)	1
406	Vitacost.com, Inc. (a)	3
		90
	Internet Software & Services — 2.03%
3,660	Akamai Technologies, Inc. (a)	223
118	Amber Road, Inc. (a)	2
648	Angie's List, Inc. (a)	8
30	AOL, Inc. (a)	1
91	Bankrate, Inc. (a)	2
340	Bazaarvoice, Inc. (a)	3
73	Benefitfocus, Inc. (a)	3
79	Borderfree, Inc. (a)	1
21,800	Brightcove, Inc. (a)	230
219	Carbonite, Inc. (a)	3
86	Care.com, Inc. (a)	1
304	ChannelAdvisor Corp. (a)	8
530	comScore, Inc. (a)	19
472	Constant Contact, Inc. (a)	15
1,113	Conversant, Inc. (a)	28
5,259	Cornerstone OnDemand, Inc. (a)	242
263	Cvent, Inc. (a)	8
679	DealerTrack Holdings, Inc. (a)	31
448	Demandware, Inc. (a)	31
314	Dice Holdings, Inc. (a)	2
347	E2open, Inc. (a)	7
320	EarthLink Holdings Corp.	1

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
448	Endurance International Group Holdings, Inc. (a)	$7
510	Envestnet, Inc. (a)	25
100	Everyday Health, Inc. (a)	2
161	Five9, Inc. (a)	1
407	Global Eagle Entertainment, Inc. (a)	5
6,714	Gogo, Inc. (a)	131
130	GrubHub, Inc. (a)	5
204	GTT Communications, Inc. (a)	2
3,920	Intralinks Holdings, Inc. (a)	35
747	j2 Global, Inc.	38
722	LivePerson, Inc. (a)	7
348	LogMeln, Inc. (a)	16
475	Marchex, Inc.	6
387	Marin Software, Inc. (a)	5
375	Marketo, Inc. (a)	11
55,000	Monster Worldwide, Inc. (a)	359
621	Move, Inc. (a)	9
989	NIC, Inc.	16
357	OpenTable, Inc. (a)	37
103	Opower, Inc. (a)	2
328	Perficient, Inc. (a)	6
130	Q2 Holdings, Inc. (a)	2
15,890	QuinStreet, Inc. (a)	88
17,100	RealNetworks, Inc. (a)	130
32	Reis, Inc.	1
269	Rocket Fuel, Inc. (a)	8
400	SciQuest, Inc. (a)	7
224	Shutterstock, Inc. (a)	19
246	SPS Commerce, Inc. (a)	16
197	Stamps.com, Inc. (a)	7
273	Textura Corp. (a)	6
119	Travelzoo, Inc. (a)	2
112	TrueCar, Inc. (a)	2
517	Trulia, Inc. (a)	24
1,311	Unwired Planet, Inc. (a)	3
503	VistaPrint NV (a)	20
4,800	Web.com Group, Inc. (a)	139
582	WebMD Health Corp. (a)	28
205	Wix.com Ltd. (a)	4
15,957	XO Group, Inc. (a)	195
454	Xoom Corp. (a)	12
1,007	Zix Corp. (a)	3
		2,310
	IT Services — 1.48%
787	Blackhawk Network Holdings, Inc. (a)	22
110	Booz Allen Hamilton Holding Corp.	2
29	CACI International, Inc., Class – A (a)	2
645	Cardtronics, Inc. (a)	22
193	Cass Information Systems, Inc.	10
80	Computer Task Group, Inc.	1
88	Convergys Corp.	2
40	CoreLogic, Inc. (a)	1
282	CSG Systems International, Inc.	7
22	DST Systems, Inc.	2
531	EPAM Systems, Inc. (a)	23
773	Euronet Worldwide, Inc. (a)	37

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
972	EVERTEC, Inc.	$24
186	Exlservice Holdings, Inc. (a)	5
170	Forrester Research, Inc.	6
150	Global Cash Access Holdings, Inc. (a)	1
1,404	Global Payments, Inc.	102
549	Heartland Payment Systems, Inc.	23
242	Higher One Holdings, Inc. (a)	1
607	iGATE Corp. (a)	22
8,194	Jack Henry & Associates, Inc.	488
30	Leidos Holdings, Inc.	1
950	Lionbridge Technologies, Inc. (a)	6
117	Luxoft Holding, Inc. (a)	4
58	ManTech International Corp., Class – A	2
993	MAXIMUS, Inc.	43
13,460	MoneyGram International, Inc. (a)	198
827	NeuStar, Inc., Class – A (a)	22
1,706	Sapient Corp. (a)	28
658	Science Applications International Corp.	29
124	Sykes Enterprises, Inc. (a)	3
3,895	Syntel, Inc. (a)	335
217	TeleTech Holdings, Inc. (a)	6
358	The Hackett Group, Inc.	2
500	Unisys Corp. (a)	12
3,010	VeriFone Systems, Inc. (a)	111
393	Virtusa Corp. (a)	14
571	WEX, Inc. (a)	60
		1,679
	Leisure Products — 0.20%
45	Arctic Cat, Inc.	2
676	Brunswick Corp.	28
140	Johnson Outdoors, Inc., Class – A	4
20,795	Leapfrog Enterprises, Inc. (a)	152
79	Malibu Boats, Inc., Class – A (a)	2
133	Marine Products Corp.	1
329	Nautilus, Inc. (a)	4
858	Smith & Wesson Holding Corp. (a)	12
297	Sturm, Ruger & Co., Inc.	18
		223
	Life Sciences Tools & Services — 0.98%
336	Accelerate Diagnostics, Inc. (a)	9
263	Affymetrix, Inc. (a)	2
15	Bio-Rad Laboratories, Inc., Class – A (a)	2
100	Bruker Biosciences Corp. (a)	2
535	Cambrex Corp. (a)	11
30	Charles River Laboratories International, Inc. (a)	2
494	ENZO Biochem, Inc. (a)	3
4,364	Fluidigm Corp. (a)	128
107	Furiex Pharmaceuticals, Inc. (a)	11
350	Harvard Bioscience, Inc. (a)	2
2,550	Illumina, Inc. (a)	455
548	Luminex Corp. (a)	9
146	NanoString Technologies, Inc. (a)	2
832	Pacific Boisciences of California, Inc. (a)	5
6,542	PAREXEL International Corp. (a)	346
4,777	QIAGEN NV (a)	117

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
1,696	Sequenom, Inc. (a)	$7
20	Techne Corp.	2
		1,115
	Machinery — 4.39%
529	Accuride Corp. (a)	3
15,780	Actuant Corp., Class – A	545
54	Albany International Corp., Class – A	2
418	Altra Holdings, Inc.	15
178	American Railcar Industries	12
100	Ampco-Pittsburgh Corp.	2
45	ARC Group Worldwide, Inc. (a)	1
779	Blount International, Inc. (a)	11
75	Briggs & Stratton Corp.	2
459	Chart Industries, Inc. (a)	38
230	CIRCOR International, Inc.	18
698	CLARCOR, Inc.	43
15,726	Columbus McKinnon Corp./NY	425
398	Commercial Vehicle Group, Inc. (a)	4
259	Douglas Dynamics, Inc.	5
1,000	Dynamic Materials Corp.	22
260	Energy Recovery, Inc. (a)	1
336	ENPRO Industries, Inc. (a)	25
275	Global Brass & Copper Holdings, Inc.	5
167	Graham Corp.	6
399	Greenbrier Companies, Inc. (a)	23
110	Hardinge, Inc.	1
7,638	Harsco Corp.	203
187	Hyster-Yale Materials Handling, Inc.	17
3,680	IDEX Corp.	297
8,580	ITT Corp.	413
453	John Bean Technologies Corp.	14
22	Kadant, Inc.	1
5,421	Kennametal, Inc.	251
6,741	Lincoln Electric Holdings, Inc.	470
170	Lindsay Corp.	14
212	Lydall, Inc. (a)	6
208	Manitex International, Inc. (a)	3
18,916	Meritor, Inc. (a)	247
92	Miller Industries, Inc.	2
530	Mueller Industries, Inc.	16
31,478	Mueller Water Products, Inc., Class – A	272
328	Nn, Inc.	8
28	Omega Flex, Inc.	1
2,550	Pall Corp.	218
1,073	Pentair PLC	77
340	Proto Labs, Inc. (a)	28
355	RBC Bearings, Inc.	23
1,109	Rexnord Corp. (a)	31
3,965	Snap-on, Inc.	469
161	Standex International Corp.	12
336	Sun Hydraulics Corp.	14
283	Tennant Co.	22
148	The ExOne Co. (a)	6
282	The Gorman-Rupp Co.	10
100	Titan International, Inc.	2
580	TriMas Corp. (a)	22
87	Twin Disc, Inc.	3

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
24,551	Wabash National Corp. (a)	$350
2,155	WABCO Holdings, Inc. (a)	230
37	Watts Water Technologies, Inc.	2
647	Woodward, Inc.	32
211	Xerium Technologies, Inc. (a)	3
		4,998
	Marine — 0.29%
1,361	Kirby Corp. (a)	160
199	Matson, Inc.	5
16,770	Navios Maritime Holdings, Inc.	170
		335
	Media — 0.74%
339	Carmike Cinemas, Inc. (a)	12
426	Crown Media Holdings, Inc., Class – A (a)	2
1,383	Cumulus Media, Inc., Class – A (a)	9
110	Entercom Communications Corp. (a)	1
925	Entravision Communications Corp., Class – A	6
102	Eros International PLC (a)	2
718	Gray Television, Inc. (a)	9
34,599	Harte-Hanks, Inc.	248
6,390	Imax Corp. (a)	182
150	Journal Communications, Inc., Class – A (a)	1
9,460	Lions Gate Entertainment Corp.	269
187	Loral Space & Communications, Inc. (a)	14
325	Martha Stewart Living Omnimedia, Inc. (a)	2
168	MDC Partners, Inc.	4
210	National CineMedia, Inc.	4
452	Nexstar Broadcasting Group, Inc., Class – A	23
334	Radio One, Inc., Class – D (a)	2
139	ReachLocal, Inc. (a)	1
50	Regal Entertainment Group, Class – A	1
124	Rentrak Corp. (a)	7
14	Saga Communications, Inc.	1
49	Scholastic Corp.	2
1,005	Sinclair Broadcast Group, Inc.	34
433	World Wrestling Entertainment, Inc., Class – A	5
		841
	Metals & Mining — 1.53%
6,680	Agnico-Eagle Mines Ltd.	256
6,430	Allegheny Technologies, Inc.	290
5,252	Carpenter Technology Corp.	331
449	Coeur d'Alene Mines Corp. (a)	4
14,666	Globe Specialty Metals, Inc.	305
462	Gold Resource Corp.	2
24	Handy & Harman Ltd. (a)	1
7,971	Horsehead Holding Corp. (a)	146
30	Kaiser Aluminum Corp.	2
211	Materion Corp.	8
89	Olympic Steel, Inc.	2
11,075	Schnitzer Steel Industries, Inc., Class – A	289
1,624	Stillwater Mining Co. (a)	29
793	US Silica Holdings, Inc.	44
287	Walter Energy, Inc.	2

Shares	Security Description	Value (000)
	Metals & Mining (continued)
753	Worthington Industries, Inc.	$32
		1,743
	Multiline Retail — 0.02%
43	Big Lots, Inc. (a)	2
377	Burlington Stores, Inc. (a)	12
15	Dillard's, Inc., Class – A	2
70	Fred's, Inc., Class – A	1
170	Gordmans Stores, Inc.	1
511	Tuesday Morning Corp. (a)	9
		27
	Multi-Utilities — 0.34%
50	Avista Corp.	2
6,222	Black Hills Corp.	382
28	NorthWestern Corp.	1
80	TECO Energy, Inc.	1
44	Vectren Corp.	2
		388
	Oil & Gas Drilling — 0.01%
652	Pioneer Energy Services Corp. (a)	11
	Oil & Gas Equipment & Services — 0.01%
579	Willbros Group, Inc. (a)	7
	Oil & Gas Exploration & Production — 0.00%
765	BPZ Resources, Inc. (a)	2
	Oil & Gas Refining & Marketing — 0.00%
107	Alon USA Energy, Inc.	1
	Oil & Gas Storage & Transportation — 0.00%
114	GasLog Ltd.	4
	Oil, Gas & Consumable Fuels — 3.32%
1,329	Abraxas Petroleum Corp. (a)	8
30	Adams Resources & Energy, Inc.	2
66	Apco Oil & Gas International, Inc. (a)	1
262	Approach Resources, Inc. (a)	6
10,600	Bill Barrett Corp. (a)	285
496	Bonanza Creek Energy, Inc. (a)	28
7,612	Cabot Oil & Gas Corp.	260
11,927	Carrizo Oil & Gas, Inc. (a)	827
85	Clayton Williams Energy, Inc. (a)	12
525	Clean Energy Fuels Corp. (a)	6
76	Cloud Peak Energy, Inc. (a)	1
2,330	CONSOL Energy, Inc.	107
7,800	Contango Oil & Gas Co. (a)	331
2,476	Continental Resources, Inc. (a)	392
40	CVR Energy, Inc.	2
513	Delek US Holdings, Inc.	14
566	Diamondback Energy, Inc. (a)	50
136,440	Enbridge Energy Management LLC (a)(b)	—
83	Energy XXI (Bermuda) Ltd.	2
257	Evolution Petroleum Corp.	3
958	EXCO Resources, Inc.	6
304	Forest Oil Corp. (a)	1
678	FX Energy, Inc. (a)	2
802	Gastar Exploration, Inc. (a)	7
527	Goodrich Petroleum Corp. (a)	15
558	Green Plains Renewable Energy, Inc.	18
153	Hallador Energy Co.	1
4,688	Interoil Corp. (a)	300
13	Isramco, Inc. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
165	Jones Energy, Inc., Class – A (a)	$3
42,500	KiOR, Inc., Class – A (a)	15
3,924	Kodiak Oil & Gas Corp. (a)	57
2,916	Magnum Hunter Resources Corp. (a)	24
599	Matador Resources Co. (a)	18
108	Panhandle Oil & Gas, Inc., Class – A	6
723	Parsley Energy, Inc., Class – A (a)	17
40	PBF Energy, Inc.	1
37	PDC Energy, Inc. (a)	2
673	PetroQuest Energy, Inc. (a)	5
474	Quicksilver Resources, Inc. (a)	1
99,362	Rentech, Inc. (a)	257
6,630	Rex Energy Corp. (a)	117
270	Ring Energy, Inc. (a)	5
105	Rosetta Resources, Inc. (a)	6
99	RSP Permian, Inc. (a)	3
399	Sanchez Energy Corp. (a)	15
33,400	SandRidge Energy, Inc. (a)	239
626	Semgroup Corp.	49
90	Ship Finance International Ltd.	2
1,138	Solazyme, Inc. (a)	13
50	Stone Energy Corp. (a)	2
1,001	Synergy Resources Corp. (a)	13
169	TransAtlantic Petroleum Ltd. (a)	2
624	Triangle Petroleum Corp. (a)	7
170	Vertex Energy, Inc. (a)	2
283	W&T Offshore, Inc.	5
500	Warren Resources, Inc. (a)	3
822	Western Refining, Inc.	31
3,748	World Fuel Services Corp.	185
		3,794
	Paper & Forest Products — 0.52%
6,079	Boise Cascade Co. (a)	174
308	Clearwater Paper Corp. (a)	19
153	Deltic Timber Corp.	9
40	Domtar Corp.	2
1,267	KapStone Paper & Packaging Corp. (a)	42
21,200	Louisiana-Pacific Corp. (a)	319
175	Neenah Paper, Inc.	9
288	P.H. Glatfelter Co.	8
56	Schweitzer-Mauduit International, Inc.	2
618	Wausau Paper Corp.	7
		591
	Personal Products — 0.02%
416	IGI Laboratories, Inc. (a)	2
42	Inter Parfums, Inc.	1
201	Medifast, Inc. (a)	6
20	Nature's Sunshine Products, Inc.	—
30	Nutraceutical International Corp. (a)	1
54	Revlon, Inc., Class – A (a)	2
214	Synutra International, Inc. (a)	1
261	The Female Health Co.	1
104	USANA Health Sciences, Inc. (a)	9
		23
	Pharmaceuticals — 0.56%
404	AcelRx Pharmaceuticals, Inc. (a)	4

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
100	Achaogen, Inc. (a)	$1
660	Actavis, Inc. PLC (a)	147
156	Aerie Pharmaceuticals, Inc. (a)	4
946	Akorn, Inc. (a)	31
301	Alimera Sciences, Inc. (a)	2
660	Ampio Pharmaceuticals, Inc. (a)	6
99	ANI Pharmaceuticals, Inc. (a)	3
358	Aratana Therapeutics, Inc. (a)	6
859	Auxilium Pharmaceuticals, Inc. (a)	17
2,273	AVANIR Pharmaceuticals, Inc., Class – A (a)	13
633	BioDelivery Sciences International, Inc. (a)	8
1,062	Bio-Path Holdings, Inc. (a)	3
327	Cempra Holdings LLC (a)	4
1,035	Corcept Therapeutics, Inc. (a)	3
860	DepoMed, Inc. (a)	12
57	Egalet Corp. (a)	1
634	Endocyte, Inc. (a)	4
965	Horizon Pharma, Inc. (a)	15
271	Impax Laboratories, Inc. (a)	8
248	Intra-Cellular Therapies, Inc. (a)	4
386	Lannett Co., Inc. (a)	19
1,021	Nektar Therapeutics (a)	13
489	Omeros Corp. (a)	9
200	Omthera Pharmaceutical, Inc.* (a)	—
538	Pacira Pharmaceuticals, Inc. (a)	49
551	Pain Therapeutics, Inc. (a)	3
481	Pernix Therapeutics Holdings, Inc. (a)	4
212	Phibro Animal Health Corp. (a)	5
14,375	POZEN, Inc.	120
841	Prestige Brands Holdings, Inc. (a)	29
249	Relypsa, Inc. (a)	6
342	Repros Therapeutics, Inc. (a)	6
72	Revance Therapeutics, Inc. (a)	2
233	Sagent Pharmaceuticals, Inc. (a)	6
878	SciClone Pharmaceuticals, Inc. (a)	5
193	Sucampo Pharmaceuticals, Inc., Class – A (a)	1
439	Supernus Pharmaceuticals, Inc. (a)	5
904	The Medicines Co. (a)	26
1,519	TherapeuticsMD, Inc. (a)	7
334	Theravance Biopharma, Inc. (a)	11
1,398	VIVUS, Inc. (a)	7
200	XenoPort, Inc. (a)	1
1,728	Zogenix, Inc. (a)	3
		633
	Professional Services — 0.70%
111	Barrett Business Services, Inc.	5
130	CBIZ, Inc. (a)	1
254	Corporate Resource Services, Inc. (a)	1
203	Exponent, Inc.	15
114	Franklin Covey Co. (a)	2
165	GP Strategies Corp. (a)	4
277	Hill International, Inc. (a)	2
39	Huron Consulting Group, Inc. (a)	3
30	ICF International, Inc. (a)	1
472	Information Services Group, Inc. (a)	2
332	Insperity, Inc.	11
50	Kelly Services, Inc., Class – A	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
388	Kforce, Inc.	$8
235	Mistras Group, Inc. (a)	6
820	On Assignment, Inc. (a)	29
37	Paylocity Holding Corp. (a)	1
121,000	Pendrell Corp. (a)	213
10,110	RPX Corp. (a)	179
549	The Advisory Board Co. (a)	28
508	The Corporate Executive Board Co.	35
70	TriNet Group, Inc. (a)	2
627	TrueBlue, Inc. (a)	17
30	VSE Corp.	2
4,692	WageWorks, Inc. (a)	227
		795
	Real Estate Investment Trusts — 2.10%
57	AG Mortgage Investment Trust, Inc.	1
30	Alexander's, Inc.	11
3,111	Alexandria Real Estate Equities, Inc.	243
110	American Assets Trust, Inc.	4
70	American Capital Mortgage Investment Corp.	1
320	Anworth Mortgage Asset Corp.	2
80	Apollo Residential Mortgage, Inc.	1
8,100	Ares Commercial Real Estate Corp.	101
350	Armour Residential REIT, Inc.	2
60	Ashford Hospitality Prime, Inc.	1
190	Ashford Hospitality Trust	2
83	Associated Estates Realty Corp.	1
9,500	AV Homes, Inc. (a)	155
26	Aviv REIT, Inc.	1
98	Brandywine Realty Trust	2
111	Capstead Mortgage Corp.	1
293	CareTrust REIT, Inc. (a)	6
70	CBL & Associates Properties, Inc.	1
220	Cedar Realty Trust, Inc.	1
363	Coresite Realty Corp.	12
7,963	Corporate Office Properties Trust	221
60	CyrusOne, Inc.	1
190	CYS Investments, Inc.	2
29,884	DiamondRock Hospitality Co.	384
324	DuPont Fabros Technology, Inc.	9
160	Dynex Capital, Inc.	1
3,405	EastGroup Properties, Inc.	219
90	Ellington Residential Mortgage REIT	2
1,338	Empire State Realty Trust, Inc., Class – A	22
30	Equity Lifestyle Properties, Inc.	1
43	Forestar Group, Inc. (a)	1
1,891	Glimcher Realty Trust	20
90	Hatteras Financial Corp.	2
73	Invesco Mortgage Capital	1
110	JAVELIN Mortgage Investment Corp.	2
108	Kennedy-Wilson Holdings, Inc.	3
40	LaSalle Hotel Properties	1
97	Lexington Realty Trust	1
3,271	Mid-America Apartment Communities, Inc.	239
500	National Health Investors, Inc.	31
58	Pennsylvania Real Estate Investment Trust	1

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
5,385	Potlatch Corp.	$223
159	PS Business Parks, Inc.	13
175	QTS Realty Trust, Inc., Class – L	5
84	Ramco-Gershenson Properties Trust	1
98	RE/MAX Holdings, Inc., Class – A	3
14,160	Redwood Trust, Inc.	277
320	Ryman Hospitality Properties, Inc.	15
656	Sabra Healthcare REIT, Inc.	19
122	Saul Centers, Inc.	6
418	Sovran Self Storage, Inc.	32
2,852	Strategic Hotels & Resorts, Inc. (a)	33
622	Sun Communities, Inc.	31
43	Tejon Ranch Co. (a)	1
100	UMH Properties, Inc.	1
185	Universal Health Realty Income Trust	8
195	Urstadt Biddle Properties, Inc., Class – A	4
86	Western Asset Mortgage Capital Corp.	1
122	Winthrop Realty Trust, Inc.	2
		2,388
	Real Estate Management & Development — 0.05%
16	Altisource Asset Management Corp. (a)	12
211	Altisource Portfolio Solutions SA (a)	24
17	Consolidated-Tomoka Land Co.	1
851	St. Joe Corp. (a)	21
		58
	Restaurants — 0.20%
30,300	Ruby Tuesday, Inc. (a)	230
	Road & Rail — 0.69%
3	AMERCO, Inc.	1
346	ArcBest Corp.	15
40	Celadon Group, Inc.	1
11,178	Con-way, Inc.	563
812	Heartland Express, Inc.	17
961	Kansas City Southern Industries	103
905	Knight Transportation, Inc.	22
143	Marten Transport Ltd.	3
90	Quality Distribution, Inc. (a)	1
161	Roadrunner Transportation Systems, Inc. (a)	5
30	Ryder System, Inc.	3
374	Saia, Inc. (a)	16
1,241	Swift Transportation Co. (a)	31
69	Universal Truckload Services, Inc.	2
149	Werner Enterprises, Inc.	4
54	YRC Worldwide, Inc. (a)	2
		789
	Semiconductors & Semiconductor Equipment — 6.27%
623	Advanced Energy Industries, Inc. (a)	12
200	Alpha & Omega Semiconductor Ltd. (a)	2
4,095	Altera Corp.	142
431	Ambarella, Inc. (a)	13
932	Amkor Technology, Inc. (a)	10
1,181	Applied Micro Circuits Corp. (a)	13
17,800	Atmel Corp. (a)	167
10,969	Brooks Automation, Inc.	118
2,251	Cabot Microelectronics Corp. (a)	101
797	Cavium, Inc. (a)	40

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
300	Cirrus Logic, Inc. (a)	$7
41,397	Cypress Semiconductor Corp.	452
14,797	Diodes, Inc. (a)	429
1,277	Entegris, Inc. (a)	18
163	Exar Corp. (a)	2
13,341	Fairchild Semiconductor International, Inc. (a)	208
7,000	FormFactor, Inc. (a)	58
2,057	GT Advanced Technologies, Inc. (a)	38
459	Hittite Microwave Corp.	36
461	Inphi Corp. (a)	7
11,407	Integrated Device Technology, Inc. (a)	176
127	Integrated Silicon Solution, Inc. (a)	2
14,665	International Rectifier Corp. (a)	409
110	IXYS Corp.	1
1,726	Lattice Semiconductor Corp. (a)	14
182	MA-COM Technology Solutions Holdings, Inc. (a)	4
6,576	Maxim Integrated Products, Inc.	222
419	MaxLinear, Inc. (a)	4
728	Micrel, Inc.	8
6,392	Microsemi Corp. (a)	171
9,480	Monolithic Power Systems, Inc.	401
212	Nanometrics, Inc. (a)	4
39	NVE Corp. (a)	2
100	OmniVision Technologies, Inc. (a)	2
75,455	ON Semiconductor Corp. (a)	691
461	PDF Solutions, Inc. (a)	10
160	Photronics, Inc. (a)	1
706	PLX Technology, Inc. (a)	5
916	PMC – Sierra, Inc. (a)	7
4,452	Power Integrations, Inc.	256
26,151	QuickLogic Corp. (a)	135
1,724	Rambus, Inc. (a)	25
4,317	RF Micro Devices, Inc. (a)	41
100	Rubicon Technology, Inc. (a)	1
57	Rudolph Technologies, Inc. (a)	1
4,378	Semtech Corp. (a)	114
22,000	Sigma Designs, Inc. (a)	101
702	Silicon Image, Inc. (a)	4
2,339	Silicon Laboratories, Inc. (a)	115
13,088	Skyworks Solutions, Inc.	615
10,426	Spansion, Inc., Class – A (a)	220
9,700	SunEdison, Inc. (a)	219
3,759	Synaptics, Inc. (a)	341
76	Teradyne, Inc.	1
9,542	Tessera Technologies, Inc.	211
27,591	TriQuint Semiconductor, Inc. (a)	436
134	Ultra Clean Holdings, Inc. (a)	1
13,529	Ultratech, Inc. (a)	300
659	Vitesse Semiconductor Corp. (a)	2
281	Xcerra Corp. (a)	3
		7,149
	Software — 3.62%
168	A10 Networks, Inc. (a)	2

Shares	Security Description	Value (000)
	Software (continued)
553	ACI Worldwide, Inc. (a)	$31
4,788	Advent Software, Inc.	156
399	American Software, Inc., Class – A	4
9,817	Aspen Technology, Inc. (a)	455
522	AVG Technologies NV (a)	11
117	Barracuda Networks, Inc. (a)	4
671	Blackbaud, Inc.	24
511	Bottomline Technologies, Inc. (a)	15
444	BroadSoft, Inc. (a)	12
695	Callidus Software, Inc. (a)	8
251	Cinedigm Corp., Class – A (a)	1
690	CommVault Systems, Inc. (a)	34
126	Compuware Corp.	1
351	Comverse, Inc. (a)	9
54	Covisint Corp. (a)	—
398	Cyan, Inc. (a)	2
80	Digimarc Corp.	3
6,430	Electronic Arts, Inc. (a)	231
3,526	Ellie Mae, Inc. (a)	110
99	EPIQ Systems, Inc.	1
30	ePlus, Inc. (a)	2
531	Fair Isaac Corp.	34
7,053	Fleetmatics Group Ltd. (a)	228
7,700	Fortinet, Inc. (a)	194
352	Gigamon, Inc. (a)	7
1,228	Glu Mobile, Inc. (a)	6
327	Guidance Software, Inc. (a)	3
5,098	Guidewire Software, Inc. (a)	207
308	Imperva, Inc. (a)	8
724	Infoblox, Inc. (a)	10
242	Interactive Intelligence Group (a)	14
694	Jive Software, Inc. (a)	6
1,073	Kofax Ltd. (a)	9
1,111	Manhattan Associates, Inc. (a)	38
142	Mavenir Systems, Inc. (a)	2
63	Mentor Graphics Corp.	1
140	MicroStrategy, Inc. (a)	20
202	Model N, Inc. (a)	2
610	Monotype Imaging Holdings, Inc.	17
558	NetScout Systems, Inc. (a)	25
138	Park City Group, Inc. (a)	2
513	Pegasystems, Inc.	11
7,251	Proofpoint, Inc. (a)	272
359	PROS Holdings, Inc. (a)	9
12,021	PTC, Inc. (a)	465
68	QAD, Inc., Class – A	1
1,347	QLIK Technologies, Inc. (a)	30
301	Qualys, Inc. (a)	8
365	Rally Software Development Corp. (a)	4
785	RealPage, Inc. (a)	18
16,200	Rosetta Stone, Inc. (a)	157
16,521	Rovi Corp. (a)	395
700	SeaChange International, Inc. (a)	6
480	Silver Spring Networks, Inc. (a)	6
1,029	SS&C Technologies Holdings, Inc. (a)	46
532	Synchronoss Technologies, Inc. (a)	19
87	Take-Two Interactive Software, Inc. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
583	Tangoe, Inc. (a)	$9
910	Telecommunication Systems, Inc. (a)	3
16,257	Telenav, Inc. (a)	93
105	The Rubicon Project, Inc. (a)	1
418	The Ultimate Software Group, Inc. (a)	58
4,525	TIBCO Software, Inc. (a)	91
15,758	TiVo, Inc. (a)	203
485	Tyler Technologies, Inc. (a)	44
73	Varonis Systems, Inc. (a)	2
434	VASCO Data Security International, Inc. (a)	5
748	Verint Systems, Inc. (a)	37
593	VirnetX Holding Corp. (a)	10
898	Vringo, Inc. (a)	3
150	Zendesk, Inc. (a)	3
49,700	Zynga, Inc. (a)	160
		4,120
	Specialized Consumer Services — 0.00%
100	Collectors Universe, Inc.	2
	Specialty Chemicals — 0.01%
139	Minerals Technologies, Inc.	9
	Specialty Retail — 2.69%
40	Abercrombie & Fitch Co., Class – A	2
30	America's Car-Mart, Inc. (a)	1
683	Ann, Inc. (a)	28
464	Asbury Automotive Group, Inc. (a)	32
70	Big 5 Sporting Goods Corp.	1
337	Brown Shoe Co., Inc.	10
128	Build-A-Bear Workshop, Inc. (a)	2
8,405	Cabela's, Inc., Class – A (a)	524
6,548	Chico's FAS, Inc.	111
606	Christopher & Banks Corp. (a)	5
417	Conn's, Inc. (a)	21
56	Destination Maternity Corp.	1
39	Express, Inc. (a)	1
809	Five Below, Inc. (a)	32
681	Francesca's Holdings Corp. (a)	10
24	Genesco, Inc. (a)	2
91	Group 1 Automotive, Inc.	8
374	Hibbett Sports, Inc. (a)	20
140	Kirkland's, Inc. (a)	3
343	Lithia Motors, Inc.	32
400	Lumber Liquidators Holdings, Inc. (a)	30
7,200	MarineMax, Inc. (a)	121
227	Mattress Firm Holding Corp. (a)	11
483	Monro Muffler Brake, Inc.	26
10,405	Murphy USA, Inc. (a)	509
157	New York & Co., Inc. (a)	1
340	Outerwall, Inc. (a)	20
506	Pacific Sunwear of California, Inc. (a)	1
1,430	Pier 1 Imports, Inc.	22
18,495	Rent-A-Center, Inc.	530
464	Restoration Hardware Holdings, Inc. (a)	43
11,111	Select Comfort Corp. (a)	230
50	Sonic Automotive, Inc., Class – A	1
97	Stein Mart, Inc.	1
5,652	The Buckle, Inc.	251

Shares	Security Description	Value (000)
	Specialty Retail (continued)
108	The Cato Corp.	$3
255	The Container Store Group, Inc. (a)	7
193	The Finish Line, Inc., Class – A	6
419	The Tile Shop Holdings, Inc. (a)	6
110	Tilly's, Inc., Class – A (a)	1
6,341	Tractor Supply Co.	383
216	Vitamin Shoppe, Inc. (a)	9
43	Winmark Corp.	3
259	Zumiez, Inc. (a)	7
		3,068
	Technology Hardware, Storage & Peripherals — 0.17%
604	Cray, Inc. (a)	16
868	Dot Hill Systems Corp. (a)	4
693	Electronics for Imaging, Inc. (a)	31
36,000	Imation Corp. (a)	125
444	Immersion Corp. (a)	6
49	Lexmark International, Inc., Class – A	2
134	Nimble Storage, Inc. (a)	4
120	QLogic Corp. (a)	1
571	Silicon Graphics International Corp. (a)	5
		194
	Textiles, Apparel & Luxury Goods — 1.00%
134	Columbia Sportswear Co.	11
127	Crocs, Inc. (a)	2
36	Culp, Inc.	1
3,611	Deckers Outdoor Corp. (a)	312
268	G-III Apparel Group Ltd. (a)	22
220	Iconix Brand Group, Inc. (a)	9
121	Movado Group, Inc.	5
221	Oxford Industries, Inc.	15
1,079	Quiksilver, Inc. (a)	4
192	Sequential Brands Group, Inc. (a)	3
850	Steven Madden Ltd. (a)	29
753	Tumi Holdings, Inc. (a)	15
5,364	Under Armour, Inc., Class – A (a)	319
3,859	Vera Bradley, Inc. (a)	84
166	Vince Holding Corp. (a)	6
11,661	Wolverine World Wide, Inc.	304
		1,141
	Thrifts & Mortgage Finance — 0.53%
215	Bofl Holding, Inc. (a)	16
606	Essent Group Ltd. (a)	12
40	Federal Agricultural Mortgage Corp., Class – C	1
40	First Defiance Financial Corp.	1
50	HomeStreet, Inc.	1
120	Meridian Interstate Bancorp, Inc. (a)	3
41,882	MGIC Investment Corp. (a)	386
114	PennyMac Financial Services, Inc. (a)	2
70	Provident Financial Holdings	1
532	Radian Group, Inc.	8
52	Tree.com, Inc. (a)	2
121	United Financial Bancorp, Inc.	2
70	Walker & Dunlop, Inc. (a)	1
2,318	WSFS Financial Corp.	171
		607

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco — 0.01%
594	22nd Century Group, Inc. (a)	$2
30	Universal Corp.	2
643	Vector Group Ltd.	13
		17
	Trading Companies & Distributors — 1.20%
86	Aceto Corp.	2
402	Aircastle Ltd.	7
7,776	Applied Industrial Technologies, Inc.	393
142	Beacon Roofing Supply, Inc. (a)	5
80	CAI International, Inc. (a)	2
195	DXP Enterprises, Inc. (a)	15
3,503	GATX Corp.	234
160	General Finance Corp. (a)	2
473	H&E Equipment Services, Inc. (a)	17
130	Houston Wire & Cable Co.	2
226	Kaman Corp.	10
9,847	MRC Global, Inc. (a)	279
425	Rush Enterprises, Inc., Class – A (a)	15
2,214	Stock Building Supply Holdings, Inc. (a)	44
218	TAL International Group, Inc.	10
134	Textainer Group Holdings Ltd.	5
3,109	Watsco, Inc.	318
		1,360
	Transportation Infrastructure — 0.00%
155	Wesco Aircraft Holdings, Inc. (a)	3
	Water Utilities — 0.00%
45	American States Water Co.	1
16	SJW Corp.	—
121	The York Water Co.	3
		4
	Wireless Telecommunication Services — 0.23%
89,984	NII Holdings, Inc. (a)	49
142	NTELOS Holding Corp.	2
408	RingCentral, Inc., Class – A (a)	6
1,940	SBA Communications Corp., Class – A (a)	198
317	Shenandoah Telecommunications Co.	10
30	Telephone & Data Systems, Inc.	1
70	USA Mobility, Inc.	1
		267
	Total Common Stocks	99,091
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.* (a)(b)(c)	—
	Machinery — 0.00%
1,000	Gerber Scientific, Inc.* (a)(b)(d)	—
	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc.* (a)(b)	—
	Total Contingent Rights	—
	Warrant — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp. (a)	—
	Total Warrant	—

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 2.66%
$ 3,035	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	$3,035
	Total Time Deposit	3,035
	Mutual Funds — 10.98%
12,495,199	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	12,495
16,274	SSgA Treasury Money Market Fund, 0.00% (e)	16
	Total Mutual Funds	12,511
	Total Investments (cost $84,529) — 100.64%	114,637
	Liabilities in excess of other assets — (0.64)%	(732)
	Net Assets — 100.00%	$113,905

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(c)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Small Capitalization–Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	Total
Common Stocks	4.86%	27.54%	26.89%	11.98%	15.74%	87.00%
Contingent Rights	—	—	—	0.00%	—	0.00%
Warrant	—	—	—	0.00%	—	0.00%
Time Deposit	0.21%	0.90%	1.13%	—	0.42%	2.66%
Mutual Funds	—	—	—	10.98%	—	10.98%
Other Assets (Liabilities)	0.01%	0.02%	-0.49%	-0.05%	-0.14%	-0.64%
Total Net Assets	5.08%	28.46%	27.53%	22.91%	16.02%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 88.06%
	Aerospace & Defense — 1.25%
1,143	AAR Corp.	$32
1,530	Aerovironment, Inc. (a)	49
321	Alliant Techsystems, Inc.	43
671	Curtiss-Wright Corp.	44
1,220	Engility Holdings, Inc. (a)	47
4,990	Esterline Technologies Corp. (a)	574
1,879	Exelis, Inc.	32
3,393	GenCorp, Inc. (a)	65
10,726	Moog, Inc., Class – A (a)	781
460	National Presto Industries, Inc.	34
19,593	Orbital Sciences Corp. (a)	578
		2,279
	Air Freight & Logistics — 0.37%
4,260	Air Transport Services Group, Inc. (a)	36
840	Atlas Air Worldwide Holdings, Inc. (a)	31
7,578	Hub Group, Inc., Class – A (a)	382
21,980	UTI Worldwide, Inc. (a)	227
		676
	Airlines — 1.90%
8,110	American Airlines Group, Inc. (a)	348
49,800	Controladora Vuela Compania de Aviacion SAB de CV, Class – A, ADR (a)	448
3,820	Hawaiian Holdings, Inc. (a)	52
38,595	JetBlue Airways Corp. (a)	419
1,830	SkyWest, Inc.	22
52,800	United Continental Holdings, Inc. (a)	2,169
		3,458
	Asset Management & Custody Banks — 0.06%
8,810	Janus Capital Group, Inc.	110
	Auto Components — 1.28%
4,084	Autoliv, Inc.	435
23,675	Dana Holding Corp.	579
4,665	Gentherm, Inc. (a)	207
11,000	Modine Manufacturing Co. (a)	173
1,890	Standard Motor Products, Inc.	84
43,763	Stoneridge, Inc. (a)	470
1,950	Tenneco, Inc. (a)	128
2,840	TRW Automotive Holdings Corp. (a)	254
		2,330
	Automobiles — 0.08%
619	Tesla Motors, Inc. (a)	149
	Banks — 6.27%
800	1st Source, Inc.	24
1,650	Access National Corp.	25
960	American National Bankshares, Inc.	21
37,175	Associated Banc-Corp.	672
960	Banco Latinoamericano de Comercio Exterior SA, Class – E	28
19,355	BankUnited, Inc.	648

Shares	Security Description	Value (000)
	Banks (continued)
35,702	BBCN Bancorp, Inc.	$569
480	C&F Financial Corp.	17
610	Camden National Corp.	24
662	Century Bancorp, Inc., Class – A	23
32,928	Columbia Banking System, Inc.	866
17,196	Cullen/Frost Bankers, Inc.	1,365
1,250	Enterprise BanCorp, Inc.	26
1,371	Fidelity Southern Corp.	18
1,150	Financial Institutions, Inc.	27
1,480	First Bancorp, Inc. Maine	26
120	First Citizens BancShares, Inc., Class – A	29
1,480	First Community Bancshares, Inc.	21
950	First Interstate BancSystem, Inc.	26
33,040	First Midwest BanCorp, Inc.	563
2,140	First Niagara Financial Group, Inc.	19
950	Great Southern Bancorp, Inc.	30
810	Heartland Financial USA, Inc.	20
1,050	Horizon Bancorp	23
1,000	International Bancshares Corp.	27
1,600	MainSource Financial Group, Inc.	28
1,250	Mercantile Bank Corp.	29
51,300	National Penn Bancshares, Inc.	543
1,000	NBT Bancorp, Inc.	24
990	Northrim BanCorp	25
19,820	PacWest BanCorp	856
1,210	Peoples Bancorp, Inc.	32
12,582	Popular, Inc. (a)	430
1,110	Republic Bancorp, Inc., Class – A	26
1,070	S & T BanCorp, Inc.	27
18,507	Square 1 Financial, Inc., Class – A (a)	352
1,880	Susquehanna Bancshares, Inc.	20
9,970	SVB Financial Group (a)	1,163
21,375	Synovus Financial Corp.	521
71,285	TCF Financial Corp.	1,166
8,095	Texas Capital Bancshares, Inc. (a)	437
770	The Bank of Kentucky Financial Corp.	27
1,730	TowneBank	27
1,300	Univest Corp. of Pennsylvania	27
16,697	Webster Financial Corp.	527
830	WesBanco, Inc.	26
560	Wintrust Financial Corp.	26
		11,476
	Beverages — 0.02%
403	Coca-Cola Bottling Co. Consolidated	30
	Biotechnology — 2.44%
8,132	Acadia Pharmaceuticals, Inc. (a)	184
1,475	Alnylam Pharmaceuticals, Inc. (a)	93
1,593	BioMarin Pharmaceutical, Inc. (a)	99
1,020	Bluebird Bio, Inc. (a)	39
15,354	Cepheid, Inc. (a)	736

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
6,199	Cubist Pharmaceuticals, Inc. (a)	$433
14,498	Dyax Corp. (a)	139
1,508	Emergent BioSolutions, Inc. (a)	34
7,573	Exact Sciences Corp. (a)	129
13,800	Genomic Health, Inc. (a)	378
14,420	InterMune, Inc. (a)	637
8,645	Isis Pharmaceuticals, Inc. (a)	298
14,345	Myriad Genetics, Inc. (a)	558
5,472	NPS Pharmaceuticals, Inc. (a)	181
955	Ophthotech Corp. (a)	40
4,630	PDL BioPharma, Inc.	45
7,086	Repligen Corp. (a)	161
15,497	Sangamo BioSciences, Inc. (a)	237
2,280	Vanda Pharmaceuticals, Inc. (a)	37
		4,458
	Building Products — 1.96%
5,100	Armstrong World Industries, Inc. (a)	293
16,625	Gibraltar Industries, Inc. (a)	258
33,266	Griffon Corp.	412
8,320	Lennox International, Inc.	745
15,550	Masonite International Corp. (a)	875
9,597	NCI Building Systems, Inc. (a)	186
7,100	Trex Co., Inc. (a)	205
12,883	Universal Forest Products, Inc.	622
		3,596
	Capital Markets — 1.44%
1,020	Arlington Asset Investment Corp.	28
2,580	BlackRock Kelso Capital Corp.	24
2,490	Calamos Asset Management, Inc., Class – A	33
850	FBR & Co. (a)	23
5,755	Financial Engines, Inc.	261
1,200	International Fcstone, Inc. (a)	24
3,790	LPL Financial Holdings, Inc.	189
5,300	MCG Capital Corp.	21
1,100	Oppenheimer Holdings, Inc., Class – A	26
14,040	Piper Jaffray Cos., Inc. (a)	726
7,098	Raymond James Financial, Inc.	360
1,910	RCS Capital Corp., Class – A	41
13,991	Stifel Financial Corp. (a)	661
2,903	Waddell & Reed Financial, Inc., Class – A	182
1,670	WhiteHorse Finance, Inc.	24
		2,623
	Chemicals — 2.83%
1,059	A. Schulman, Inc.	41
4,972	Albemarle Corp.	355
850	Axiall Corp.	40
15,040	Cabot Corp.	872
2,250	Celanese Corp., Series A	145
1,168	Chase Corp.	40

Shares	Security Description	Value (000)
	Chemicals (continued)
11,540	Flotek Industries, Inc. (a)	$371
5,146	FMC Corp.	366
2,610	FutureFuel Corp.	43
9,265	H.B. Fuller Co.	446
18,000	Kraton Performance Polymers, Inc. (a)	403
9,763	Methanex Corp.	603
1,563	NewMarket Corp.	613
1,296	Olin Corp.	35
8,870	PolyOne Corp.	374
541	Stepan Co.	29
12,310	Tronox Ltd., Class – A	331
656	Westlake Chemical Corp.	55
		5,162
	Commercial Services & Supplies — 1.52%
3,870	ACCO Brands Corp. (a)	25
53,426	ARC Document Solutions, Inc. (a)	313
1,290	Courier Corp.	19
520	Deluxe Corp.	30
1,400	Ennis, Inc.	21
9,975	Herman Miller, Inc.	302
2,080	Intersections, Inc.	10
8,550	KAR Auction Services, Inc.	272
1,840	Kimball International, Inc., Class – B	31
4,045	Mobile Mini, Inc.	194
650	Multi-Color Corp.	26
920	Quad Graphics, Inc.	21
3,850	Ritchie Bros. Auctioneers, Inc.	95
24,275	Tetra Tech, Inc.	668
700	The Brink’s Co.	20
250	UniFirst Corp.	27
16,331	United Stationers, Inc.	676
970	West Corp.	26
		2,776
	Communications Equipment — 0.49%
3,904	ADTRAN, Inc.	88
4,750	Arris Group, Inc. (a)	155
1,570	BEL Fuse, Inc., Class – B	40
1,180	Black Box Corp.	28
28,665	Sierra Wireless, Inc. (a)	578
		889
	Computer Hardware — 0.14%
10,160	Super Micro Computer, Inc. (a)	257
	Construction & Engineering — 1.13%
1,370	AECOM Technology Corp. (a)	44
2,930	Jacobs Engineering Group, Inc. (a)	156
4,700	KBR, Inc.	112
10,552	MasTec, Inc. (a)	325
1,326	MYR Group, Inc. (a)	34
1,030	Northwest Pipe Co. (a)	42
3,560	Pike Electric Corp. (a)	32

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
7,690	Primoris Services Corp.	$222
10,745	Quanta Services, Inc. (a)	372
21,662	Tutor Perini Corp. (a)	687
700	URS Corp.	32
		2,058
	Construction Materials — 0.98%
11,130	CaesarStone Sdot Yam Ltd.	546
8,400	Eagle Materials, Inc.	792
13,670	Headwaters, Inc. (a)	190
1,950	Martin Marietta Materials, Inc.	257
		1,785
	Consumer Finance — 0.47%
770	Cash America International, Inc.	34
2,670	EZCORP, Inc., Class – A (a)	31
9,170	Green Dot Corp., Class – A (a)	174
630	Nelnet, Inc., Class – A	26
1,650	Nicholas Financial, Inc.	24
9,285	Portfolio Recovery Associates, Inc. (a)	552
300	World Acceptance Corp. (a)	23
		864
	Containers & Packaging — 0.97%
10,891	AptarGroup, Inc.	730
28,505	Berry Plastics Group, Inc. (a)	735
780	Greif, Inc., Class – A	43
3,607	Packaging Corp. of America	258
		1,766
	Distributors — 0.01%
1,420	VOXX International Corp. (a)	13
	Diversified Consumer Services — 0.65%
9,890	2U, Inc. (a)	166
2,590	Bridgepoint Education, Inc. (a)	34
4,159	Grand Canyon Education, Inc. (a)	191
1,550	Hillenbrand, Inc.	51
8,368	K12, Inc. (a)	202
10,760	Matthews International Corp., Class – A	448
1,190	Strayer Education, Inc. (a)	62
1,290	Weight Watchers International, Inc.	26
		1,180
	Diversified Financial Services — 0.39%
990	Interactive Brokers Group, Inc., Class – A	23
11,171	Leucadia National Corp.	293
17,612	PHH Corp. (a)	405
		721
	Diversified Telecommunication Services — 0.64%
21,504	Cogent Communications Group, Inc.	742
620	Hawaiian Telcom Holdco, Inc. (a)	18
30,838	Premiere Global Services, Inc. (a)	412
		1,172

Shares	Security Description	Value (000)
	Electric Utilities — 0.80%
15,628	El Paso Electric Co.	$629
1,340	Great Plains Energy, Inc.	36
1,210	Hawaiian Electric Industries, Inc.	31
582	IDACORP, Inc.	34
17,063	ITC Holdings Corp.	622
1,447	PNM Resources, Inc.	42
1,011	Portland General Electric Co.	35
1,379	The Empire District Electric Co.	35
		1,464
	Electrical Equipment — 1.32%
4,395	Acuity Brands, Inc.	607
20,209	Brady Corp.	604
13,071	EnerSys	898
1,240	General Cable Corp.	32
1,686	Hubbell, Inc., Class – B	208
530	Preformed Line Products Co.	29
465	Regal-Beloit Corp.	37
		2,415
	Electronic Equipment, Instruments & Components — 4.28%
12,857	Belden, Inc.	1,004
1,520	Benchmark Electronics, Inc. (a)	39
900	Dolby Laboratories, Inc., Class – A (a)	39
13,229	DTS, Inc. (a)	244
42,495	Flextronics International Ltd. (a)	470
1,430	Ingram Micro, Inc. (a)	42
22,169	Insight Enterprises, Inc. (a)	681
5,403	IPG Photonics Corp. (a)	372
6,450	Itron, Inc. (a)	262
19,285	Jabil Circuit, Inc.	403
7,243	Littelfuse, Inc.	673
9,820	Measurement Specialties, Inc. (a)	845
1,360	PC Connection, Inc.	28
840	Plexus Corp. (a)	36
1,280	Rofin-Sinar Technologies, Inc. (a)	31
12,612	Rogers Corp. (a)	837
2,270	Sanmina Corp. (a)	52
500	SYNNEX Corp. (a)	36
11,493	Tech Data Corp. (a)	719
18,331	Trimble Navigation Ltd. (a)	677
3,555	TTM Technologies, Inc. (a)	29
8,170	Universal Display Corp. (a)	262
2,810	Vishay Intertechnology, Inc.	44
		7,825
	Energy Equipment & Services — 2.27%
19,883	Atwood Oceanics, Inc. (a)	1,044
1,330	C&J Energy Services, Inc. (a)	45
910	Dawson Geophysical Co.	26
4,001	Dril-Quip, Inc. (a)	437
28,660	Helix Energy Solutions Group, Inc. (a)	754

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
2,610	Hornbeck Offshore Services, Inc. (a)	$122
13,820	McDermott International, Inc. (a)	112
38,585	Newpark Resources, Inc. (a)	481
1,350	Patterson-UTI Energy, Inc.	47
27,579	Superior Energy Services, Inc.	997
1,640	Tesco Corp.	35
630	Unit Corp. (a)	43
		4,143
	Food & Staples Retailing — 0.73%
16,634	Casey’s General Stores, Inc.	1,169
3,860	Ingles Markets, Inc., Class – A	102
3,020	Village Super Market, Inc., Class – A	71
		1,342
	Food Products — 0.10%
590	Cal-Maine Foods, Inc.	44
1,570	Darling Ingredients, Inc. (a)	33
1,083	Fresh Del Monte Produce, Inc.	33
1,260	John B Sanfilippo & Son, Inc.	33
11	Seaboard Corp. (a)	33
		176
	Gas Utilities — 0.63%
590	Southwest Gas Corp.	31
22,172	UGI Corp.	1,120
		1,151
	Health Care Equipment & Supplies — 3.57%
2,880	CryoLife, Inc.	26
42,989	DexCom, Inc. (a)	1,705
2,930	Edwards Lifesciences Corp. (a)	252
820	Greatbatch, Inc. (a)	40
2,500	HeartWare International, Inc. (a)	221
36,068	Insulet Corp. (a)	1,431
10,157	Neogen Corp. (a)	411
15,082	Novadaq Technologies, Inc. (a)	249
5,951	STAAR Surgical Co. (a)	100
665	STERIS Corp.	36
19,430	Symmetry Medical, Inc. (a)	172
6,617	The Cooper Cos., Inc.	897
58,590	Unilife Corp. (a)	173
19,450	West Pharmaceutical Services, Inc.	820
		6,533
	Health Care Providers & Services — 2.99%
21,166	Acadia Healthcare Co., Inc. (a)	963
890	Almost Family, Inc. (a)	20
660	AmSurg Corp. (a)	30
5,260	Catamaran Corp. (a)	232
6,877	Chemed Corp.	645
790	Community Health Systems, Inc. (a)	36
6,880	Five Star Quality Care, Inc. (a)	34
1,130	Health Net, Inc. (a)	47

Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
870	HealthSouth Corp.	$31
1,640	Kindred Healthcare, Inc.	38
1,240	LHC Group, Inc. (a)	26
18,342	LifePoint Hospitals, Inc. (a)	1,140
440	Magellan Health Services, Inc. (a)	27
7,340	MEDNAX, Inc. (a)	427
4,065	Molina Heathcare, Inc. (a)	181
3,695	MWI Veterinary Supply, Inc. (a)	525
501	National Healthcare Corp.	28
883	Owens & Minor, Inc.	30
1,630	PharMerica Corp. (a)	47
1,104	Providence Service Corp. (a)	40
3,380	Select Medical Holdings Corp.	53
7,160	Skilled Healthcare Group, Inc. (a)	45
620	The Ensign Group, Inc.	19
1,580	Triple-S Management Corp., Class – A (a)	28
5,836	VCA Antech, Inc. (a)	205
7,440	WellCare Health Plans, Inc. (a)	555
		5,452
	Health Care Technology — 0.76%
20,208	Medidata Solutions, Inc. (a)	865
18,173	Omnicell, Inc. (a)	522
		1,387
	Hotels, Restaurants & Leisure — 1.00%
830	Bob Evans Farms, Inc.	42
5,812	Buffalo Wild Wings, Inc. (a)	962
3,902	Chuy’s Holdings, Inc. (a)	142
8,013	Del Frisco’s Restaurant Group, Inc. (a)	221
2,920	Einstein Noah Restaurant Group, Inc.	47
4,870	Fiesta Restaurant Group, Inc. (a)	226
1,300	International Speedway Corp., Class – A	43
960	Life Time Fitness, Inc. (a)	47
3,270	Marcus Corp.	60
2,410	Monarch Casino & Resort, Inc. (a)	36
		1,826
	Household Durables — 0.85%
2,460	CSS Industries, Inc.	65
2,380	Flexsteel Industries, Inc.	79
5,144	Harman International Industries, Inc.	554
1,360	Helen of Troy Ltd. (a)	82
8,405	iRobot Corp. (a)	344
4,230	Lifetime Brands, Inc.	66
7,365	Meritage Homes Corp. (a)	311
1,090	NACCO Industries, Inc., Class – A	55
		1,556
	Industrial Conglomerates — 0.13%
2,725	Carlisle Cos., Inc.	236
	Insurance — 3.38%
2,059	Alleghany Corp. (a)	902

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
20,749	American Equity Investment Life Holding Co.	$510
20,265	American Financial Group, Inc.	1,207
16,966	Argo Group International Holdings Ltd.	868
7,925	Aspen Insurance Holdings Ltd.	360
1,040	EMC Insurance Group, Inc.	32
3,900	Endurance Specialty Holdings Ltd.	201
2,724	Everest Re Group Ltd.	437
647	FBL Financial Group, Inc., Class – A	30
4,910	HCC Insurance Holdings, Inc.	240
2,683	Maiden Holdings Ltd.	32
9,615	Primerica, Inc.	460
630	Protective Life Corp.	44
1,040	Stewart Information Services Corp.	32
17,205	Symetra Financial Corp.	391
2,590	Universal Insurance Holdings, Inc.	34
8,221	W.R. Berkley Corp.	381
		6,161
	Internet & Catalog Retail — 0.05%
6,150	1-800-FLOWERS.COM, Inc., Class – A (a)	36
1,139	Shutterfly, Inc. (a)	49
		85
	Internet Software & Services — 2.35%
6,040	Akamai Technologies, Inc. (a)	369
780	AOL, Inc. (a)	31
5,147	Benefitfocus, Inc. (a)	238
35,180	Brightcove, Inc. (a)	371
1,780	Conversant, Inc. (a)	45
10,957	Cornerstone OnDemand, Inc. (a)	504
8,820	Demandware, Inc. (a)	611
5,150	Dice Holdings, Inc. (a)	39
6,050	EarthLink Holdings Corp.	23
8,285	Envestnet, Inc. (a)	405
9,700	Gogo, Inc. (a)	190
6,450	Intralinks Holdings, Inc. (a)	57
725	j2 Global, Inc.	37
67,400	Monster Worldwide, Inc. (a)	441
29,930	QuinStreet, Inc. (a)	165
2,785	Shutterstock, Inc. (a)	231
6,540	Web.com Group, Inc. (a)	189
4,616	Yelp, Inc. (a)	354
		4,300
	IT Services — 1.54%
2,130	Booz Allen Hamilton Holding Corp.	45
494	CACI International, Inc., Class – A (a)	35
533	Cass Information Systems, Inc.	26
1,940	Computer Task Group, Inc.	32
1,712	Convergys Corp.	37
961	CoreLogic, Inc. (a)	29

Shares	Security Description	Value (000)
	IT Services (continued)
1,182	CSG Systems International, Inc.	$31
400	DST Systems, Inc.	37
3,710	Global Cash Access Holdings, Inc. (a)	33
2,303	Global Payments, Inc.	168
1,000	iGATE Corp. (a)	36
16,146	Jack Henry & Associates, Inc.	959
840	Leidos Holdings, Inc.	32
1,183	ManTech International Corp., Class – A	35
22,130	MoneyGram International, Inc. (a)	326
1,090	Science Applications International Corp.	48
1,680	Sykes Enterprises, Inc. (a)	37
6,626	Syntel, Inc. (a)	570
1,530	TeleTech Holdings, Inc. (a)	44
6,320	The Hackett Group, Inc.	38
1,170	Unisys Corp. (a)	29
4,970	VeriFone Systems, Inc. (a)	183
		2,810
	Leisure Products — 0.23%
7,095	Callaway Golf Co.	59
2,330	Johnson Outdoors, Inc., Class – A	60
40,138	Leapfrog Enterprises, Inc. (a)	295
		414
	Life Sciences Tools & Services — 1.27%
278	Bio-Rad Laboratories, Inc., Class – A (a)	33
1,990	Bruker Biosciences Corp. (a)	48
2,090	Cambrex Corp. (a)	43
710	Charles River Laboratories International, Inc. (a)	38
10,372	Fluidigm Corp. (a)	305
7,690	Harvard Bioscience, Inc. (a)	35
4,255	ICON PLC (a)	200
4,202	Illumina, Inc. (a)	750
11,768	PAREXEL International Corp. (a)	622
7,873	QIAGEN NV (a)	192
450	Techne Corp.	42
		2,308
	Machinery — 4.52%
19,560	Actuant Corp., Class – A	677
890	American Railcar Industries	60
2,030	Ampco-Pittsburgh Corp.	47
2,860	Astec Industries, Inc.	125
1,588	Briggs & Stratton Corp.	32
19,435	Columbus McKinnon Corp./NY	526
1,900	Dynamic Materials Corp.	42
2,330	Hardinge, Inc.	29
10,650	Harsco Corp.	284
480	Hyster-Yale Materials Handling, Inc.	42
7,470	IDEX Corp.	603
16,950	ITT Corp.	816
10,476	Kennametal, Inc.	485

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
13,012	Lincoln Electric Holdings, Inc.	$910
29,940	Meritor, Inc. (a)	390
1,911	Miller Industries, Inc.	39
43,180	Mueller Water Products, Inc., Class – A	373
1,960	Nn, Inc.	50
4,205	Pall Corp.	359
1,772	Pentair PLC	128
3,479	Proto Labs, Inc. (a)	285
7,673	Snap-on, Inc.	910
636	Standex International Corp.	47
2,140	Titan International, Inc.	36
41,690	Wabash National Corp. (a)	594
3,555	WABCO Holdings, Inc. (a)	380
		8,269
	Marine — 0.33%
2,253	Kirby Corp. (a)	264
35,220	Navios Maritime Holdings, Inc.	356
		620
	Media — 0.84%
2,700	Entercom Communications Corp. (a)	29
89,478	Harte-Hanks, Inc.	644
10,530	Imax Corp. (a)	300
2,830	Journal Communications, Inc., Class – A (a)	25
15,570	Lions Gate Entertainment Corp.	445
1,350	Regal Entertainment Group, Class – A	28
485	Rentrak Corp. (a)	25
1,027	Scholastic Corp.	35
		1,531
	Metals & Mining — 1.64%
11,120	Agnico-Eagle Mines Ltd.	426
10,590	Allegheny Technologies, Inc.	478
10,176	Carpenter Technology Corp.	644
22,880	Globe Specialty Metals, Inc.	475
12,960	Horsehead Holding Corp. (a)	237
560	Kaiser Aluminum Corp.	41
1,560	Materion Corp.	58
1,311	Olympic Steel, Inc.	32
10,165	Schnitzer Steel Industries, Inc., Class – A	265
6,177	US Silica Holdings, Inc.	342
		2,998
	Multiline Retail — 0.07%
965	Big Lots, Inc. (a)	45
317	Dillard’s, Inc., Class – A	37
1,730	Fred’s, Inc., Class – A	26
3,110	Gordmans Stores, Inc.	13
		121
	Multi-Utilities — 0.47%
1,126	Avista Corp.	38
11,568	Black Hills Corp.	710

Shares	Security Description	Value (000)
	Multi-Utilities (continued)
740	NorthWestern Corp.	$39
1,820	TECO Energy, Inc.	34
950	Vectren Corp.	40
		861
	Oil, Gas & Consumable Fuels — 3.16%
500	Adams Resources & Energy, Inc.	39
3,460	Athlon Energy, Inc. (a)	165
21,879	Bill Barrett Corp. (a)	586
12,552	Cabot Oil & Gas Corp.	429
18,520	Carrizo Oil & Gas, Inc. (a)	1,283
1,492	Cloud Peak Energy, Inc. (a)	27
3,850	CONSOL Energy, Inc.	177
4,084	Continental Resources, Inc. (a)	645
830	CVR Energy, Inc.	40
970	Delek US Holdings, Inc.	27
1,779	Energy XXI (Bermuda) Ltd.	42
9,083	Goodrich Petroleum Corp. (a)	251
1,980	Green Plains Renewable Energy, Inc.	65
3,465	Hallador Energy Co.	33
7,767	Interoil Corp. (a)	497
70,010	KiOR, Inc., Class – A (a)	25
1,030	PBF Energy, Inc.	27
2,911	PDC Energy, Inc. (a)	184
9,749	Rex Energy Corp. (a)	173
55,100	SandRidge Energy, Inc. (a)	394
1,910	Ship Finance International Ltd.	36
1,040	Stone Energy Corp. (a)	49
11,679	Synergy Resources Corp. (a)	155
1,930	W&T Offshore, Inc.	32
10,300	Warren Resources, Inc. (a)	64
780	Western Refining, Inc.	29
6,243	World Fuel Services Corp.	307
		5,781
	Paper & Forest Products — 0.50%
9,000	Boise Cascade Co. (a)	258
920	Domtar Corp.	39
35,000	Louisiana-Pacific Corp. (a)	526
940	Neenah Paper, Inc.	50
1,410	P.H. Glatfelter Co.	37
		910
	Personal Products — 0.02%
590	Nature’s Sunshine Products, Inc.	10
470	Nutraceutical International Corp. (a)	11
170	USANA Health Sciences, Inc. (a)	14
		35
	Pharmaceuticals — 0.36%
1,070	Actavis, Inc. PLC (a)	238
1,697	Auxilium Pharmaceuticals, Inc. (a)	34
1,657	Impax Laboratories, Inc. (a)	50
2,805	Omeros Corp. (a)	49

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
1,640	Pacira Pharmaceuticals, Inc. (a)	$150
3,950	POZEN, Inc.	33
1,020	Prestige Brands Holdings, Inc. (a)	35
7,900	SciClone Pharmaceuticals, Inc. (a)	42
932	The Medicines Co. (a)	27
		658
	Professional Services — 0.56%
2,740	CBIZ, Inc. (a)	25
770	ICF International, Inc. (a)	27
980	Kelly Services, Inc., Class – A	17
5,250	Paylocity Holding Corp. (a)	114
16,570	RPX Corp. (a)	294
540	VSE Corp.	38
10,565	WageWorks, Inc. (a)	509
		1,024
	Real Estate Investment Trusts — 2.52%
1,608	AG Mortgage Investment Trust, Inc.	30
7,032	Alexandria Real Estate Equities, Inc.	547
1,650	American Capital Mortgage Investment Corp.	33
7,300	Anworth Mortgage Asset Corp.	38
2,000	Apollo Residential Mortgage, Inc.	33
13,600	Ares Commercial Real Estate Corp.	169
8,100	Armour Residential REIT, Inc.	35
1,360	Ashford Hospitality Prime, Inc.	23
4,060	Ashford Hospitality Trust	47
1,869	Associated Estates Realty Corp.	34
2,261	Brandywine Realty Trust	35
2,522	Capstead Mortgage Corp.	33
820	CareTrust REIT, Inc. (a)	16
1,630	CBL & Associates Properties, Inc.	31
5,000	Cedar Realty Trust, Inc.	31
897	Coresite Realty Corp.	30
17,786	Corporate Office Properties Trust	496
1,410	CyrusOne, Inc.	35
4,230	CYS Investments, Inc.	38
37,924	DiamondRock Hospitality Co.	486
3,660	Dynex Capital, Inc.	32
4,901	EastGroup Properties, Inc.	315
1,950	Ellington Residential Mortgage REIT	33
812	Equity Lifestyle Properties, Inc.	36
1,870	Hatteras Financial Corp.	37
1,773	Invesco Mortgage Capital	31
2,310	JAVELIN Mortgage Investment Corp.	33
990	LaSalle Hotel Properties	35
2,930	Lexington Realty Trust	32
6,303	Mid-America Apartment Communities, Inc.	460
1,492	Pennsylvania Real Estate Investment Trust	28
9,306	Potlatch Corp.	385

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
400	PS Business Parks, Inc.	$33
1,999	Ramco-Gershenson Properties Trust	33
162	RE/MAX Holdings, Inc., Class – A	5
30,775	Redwood Trust, Inc.	600
15,980	Strategic Hotels & Resorts, Inc. (a)	187
2,074	Western Asset Mortgage Capital Corp.	29
2,545	Winthrop Realty Trust, Inc.	39
		4,603
	Restaurants — 0.21%
50,610	Ruby Tuesday, Inc. (a)	384
	Road & Rail — 0.60%
120	AMERCO, Inc.	35
13,857	Con-way, Inc.	699
1,668	Kansas City Southern Industries	179
480	Ryder System, Inc.	42
5,875	Swift Transportation Co. (a)	148
		1,103
	Semiconductors & Semiconductor Equipment — 6.87%
1,509	Advanced Energy Industries, Inc. (a)	29
4,440	Alpha & Omega Semiconductor Ltd. (a)	41
6,744	Altera Corp.	234
5,980	Amkor Technology, Inc. (a)	67
29,370	Atmel Corp. (a)	275
3,193	Cabot Microelectronics Corp. (a)	143
10,430	Canadian Solar, Inc. (a)	326
7,560	Cavium, Inc. (a)	375
66,996	Cypress Semiconductor Corp.	731
19,341	Diodes, Inc. (a)	560
2,679	Entegris, Inc. (a)	37
34,061	Fairchild Semiconductor International, Inc. (a)	531
19,524	GT Advanced Technologies, Inc. (a)	363
16,420	Integrated Device Technology, Inc. (a)	254
2,703	Integrated Silicon Solution, Inc. (a)	40
26,647	International Rectifier Corp. (a)	743
2,580	IXYS Corp.	32
19,233	Lattice Semiconductor Corp. (a)	159
10,832	Maxim Integrated Products, Inc.	366
8,996	Microsemi Corp. (a)	241
22,568	Monolithic Power Systems, Inc.	957
2,000	OmniVision Technologies, Inc. (a)	44
99,805	ON Semiconductor Corp. (a)	912
3,490	Photronics, Inc. (a)	30
7,670	Power Integrations, Inc.	441
41,900	QuickLogic Corp. (a)	217
5,700	Semtech Corp. (a)	149
3,133	Silicon Laboratories, Inc. (a)	154
23,292	Skyworks Solutions, Inc.	1,095
31,547	Spansion, Inc., Class – A (a)	665
15,980	SunEdison, Inc. (a)	361

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
5,330	Synaptics, Inc. (a)	$483
1,731	Teradyne, Inc.	34
15,040	Tessera Technologies, Inc.	332
41,270	TriQuint Semiconductor, Inc. (a)	653
22,190	Ultratech, Inc. (a)	492
		12,566
	Software — 3.47%
6,630	Advent Software, Inc.	216
15,796	Aspen Technology, Inc. (a)	733
4,917	Callidus Software, Inc. (a)	59
3,200	Compuware Corp.	32
10,590	Electronic Arts, Inc. (a)	380
5,100	Ellie Mae, Inc. (a)	159
2,220	EPIQ Systems, Inc.	31
690	ePlus, Inc. (a)	40
630	Fair Isaac Corp.	40
10,800	Fleetmatics Group Ltd. (a)	350
12,600	Fortinet, Inc. (a)	317
8,590	Guidewire Software, Inc. (a)	349
1,551	Mentor Graphics Corp.	33
4,288	NetSuite, Inc. (a)	373
14,550	Proofpoint, Inc. (a)	545
23,428	PTC, Inc. (a)	910
27,269	Rovi Corp. (a)	653
1,400	SeaChange International, Inc. (a)	11
17,400	Telecommunication Systems, Inc. (a)	57
5,670	Telenav, Inc. (a)	32
1,189	The Ultimate Software Group, Inc. (a)	164
11,073	TIBCO Software, Inc. (a)	223
24,915	TiVo, Inc. (a)	322
1,880	Varonis Systems, Inc. (a)	55
82,000	Zynga, Inc. (a)	263
		6,347
	Specialty Retail — 2.82%
970	Abercrombie & Fitch Co., Class – A	42
1,420	Big 5 Sporting Goods Corp.	17
16,449	Cabela’s, Inc., Class – A (a)	1,027
10,765	Chico’s FAS, Inc.	183
430	Group 1 Automotive, Inc.	36
11,800	MarineMax, Inc. (a)	198
13,550	Murphy USA, Inc. (a)	662
440	Outerwall, Inc. (a)	26
23,587	Rent-A-Center, Inc.	676
6,685	Restoration Hardware Holdings, Inc. (a)	622
17,110	Select Comfort Corp. (a)	353
1,210	Sonic Automotive, Inc., Class – A	32
2,150	Stein Mart, Inc.	30
10,186	The Buckle, Inc.	452

Shares	Security Description	Value (000)
	Specialty Retail (continued)
900	The Cato Corp.	$28
2,490	Tilly’s, Inc., Class – A (a)	20
12,348	Tractor Supply Co.	746
		5,150
	Technology Hardware, Storage & Peripherals — 0.09%
3,512	Cray, Inc. (a)	94
921	Lexmark International, Inc., Class – A	44
2,679	QLogic Corp. (a)	27
		165
	Textiles, Apparel & Luxury Goods — 1.37%
9,059	Deckers Outdoor Corp. (a)	782
2,733	G-III Apparel Group Ltd. (a)	223
10,308	Under Armour, Inc., Class – A (a)	613
5,800	Vera Bradley, Inc. (a)	127
5,482	Vince Holding Corp. (a)	201
21,553	Wolverine World Wide, Inc.	562
		2,508
	Thrifts & Mortgage Finance — 0.54%
740	Federal Agricultural Mortgage Corp., Class – C	23
1,040	First Defiance Financial Corp.	30
1,190	HomeStreet, Inc.	22
68,675	MGIC Investment Corp. (a)	634
1,690	Provident Financial Holdings	25
1,579	Walker & Dunlop, Inc. (a)	22
3,245	WSFS Financial Corp.	239
		995
	Tobacco — 0.02%
670	Universal Corp.	37
	Trading Companies & Distributors — 1.29%
1,954	Aircastle Ltd.	35
14,605	Applied Industrial Technologies, Inc.	740
1,660	CAI International, Inc. (a)	37
6,782	GATX Corp.	454
2,750	Houston Wire & Cable Co.	34
16,230	MRC Global, Inc. (a)	459
3,300	Stock Building Supply Holdings, Inc. (a)	65
717	TAL International Group, Inc.	32
1,000	Textainer Group Holdings Ltd.	39
4,502	Watsco, Inc.	463
		2,358
	Wireless Telecommunication Services — 0.25%
148,337	NII Holdings, Inc. (a)	82
480	NTELOS Holding Corp.	6
3,180	SBA Communications Corp., Class – A (a)	325
700	Telephone & Data Systems, Inc.	18
1,440	USA Mobility, Inc.	22
		453
	Total Common Stocks	160,889

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.* (a)(b)(c)	$—
	Machinery — 0.00%
1,400	Gerber Scientific, Inc.* (a)(c)(d)	—
	Total Contingent Rights	—
	Time Deposit — 2.28%
$ 4,172	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	4,172
	Total Time Deposit	4,172
	Mutual Funds — 9.57%
17,440,418	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	17,440
41,260	SSgA Prime Money Market Fund, 0.00% (e)	41
	Total Mutual Funds	17,481
	Total Investments (cost $133,104) — 99.91%	182,542
	Other assets in excess of liabilities — 0.09%	157
	Net Assets — 100.00%	$182,699

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	Total
Common Stocks	8.94%	28.30%	32.10%	6.62%	12.10%	88.06%
Contigent Rights	—	—	—	0.00%	—	0.00%
Time Deposit	—	0.94%	0.95%	—	0.39%	2.28%
Mutual Funds	0.02%	—	—	9.55%	—	9.57%
Other Assets (Liabilities)	—	0.05%	0.07%	0.08%	-0.11%	0.09%
Total Net Assets	8.96%	29.29%	33.12%	16.25%	12.38%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 99.21%
	Food & Staples Retailing — 1.25%
28,362	CVS Caremark Corp.	$2,138
	Health Care Providers & Services — 2.46%
74,777	HCA Holdings, Inc. (a)	4,216
	Hotels, Restaurants & Leisure — 5.57%
109,056	Hilton Worldwide Holdings, Inc. (a)	2,541
53,502	Starwood Hotels & Resorts Worldwide, Inc.	4,324
35,776	Wyndham Worldwide Corp.	2,709
		9,574
	Real Estate Investment Trusts — 83.01%
59,747	Acadia Realty Trust	1,678
38,359	American Tower Corp.	3,452
78,334	AvalonBay Communities, Inc.	11,138
60,609	Aviv REIT, Inc.	1,707
147,414	Big Yellow Group PLC	1,251
64,148	Boston Properties, Inc.	7,581
174,374	Cousins Properties, Inc.	2,171
216,663	Douglas Emmett, Inc.	6,114
54,051	EastGroup Properties, Inc.	3,472
95,246	Equity Lifestyle Properties, Inc.	4,206
55,447	Essex Property Trust, Inc.	10,253
42,554	Extra Space Storage, Inc.	2,266
38,307	Federal Realty Investment Trust	4,632
57,457	First Industrial Realty Trust, Inc.	1,082
400,037	General Growth Properties, Inc.	9,425
154,343	Health Care REIT, Inc.	9,673
186,483	Healthcare Trust of America, Inc., Class – A	2,245
66,830	Kennedy-Wilson Holdings, Inc.	1,792
36,266	Kilroy Realty Corp.	2,259
83,243	Physicians Realty Trust	1,198
42,253	PS Business Parks, Inc.	3,528
52,679	Public Storage	9,027
185,201	Retail Opportunity Investments Corp.	2,913

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
78,956	Retail Properties of America, Inc., Class – A	$1,214
106,471	RLJ Lodging Trust	3,076
86,181	Simon Property Group, Inc.	14,331
73,078	SL Green Realty Corp.	7,995
114,465	Spirit Realty Capital, Inc.	1,300
59,930	STAG Industrial, Inc.	1,439
121,598	Sunstone Hotel Investors, Inc.	1,815
50,125	Taubman Centers, Inc.	3,800
154,070	UDR, Inc.	4,411
		142,444
	Real Estate Management & Development — 3.84%
12,244	Alexander & Baldwin, Inc.	508
187,636	Forest City Enterprises, Inc., Class – A (a)	3,728
128,763	GAGFAH SA (a)	2,344
		6,580
	Residential Real Estate Investment Trusts — 1.66%
265,439	Education Realty Trust, Inc.	2,851
	Specialized Real Estate Investment Trusts — 0.39%
18,178	OMEGA Healthcare Investors, Inc.	670
	Wireless Telecommunication Services — 1.03%
17,274	SBA Communications Corp., Class – A (a)	1,767
	Total Common Stocks	170,240
	Mutual Fund — 0.56%
953,382	DWS Government Cash Money Market Fund, 0.03% (b)	953
	Total Mutual Fund	953
	Total Investments (cost $147,828) — 99.77%	171,193
	Other assets in excess of liabilities — 0.23%	390
	Net Assets — 100.00%	$171,583
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2014.

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 48.71%
	Australia — 2.73%
123,184	Alumina Ltd. (Metals & Mining) (a)	$157
61,230	Amcor Ltd. (Containers & Packaging)	602
3,413,229	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	5,406
171,743	BHP Billiton Ltd. (Metals & Mining)	5,813
39,038	Boral Ltd. (Construction Materials)	193
6,829	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	139
1,733,536	Fortescue Metals Group Ltd. (Metals & Mining)	7,109
20,946	Iluka Resources Ltd. (Metals & Mining)	161
80,706	Incitec Pivot Ltd. (Chemicals)	221
2,198,182	Medusa Mining Ltd. (Metals & Mining) (a)	3,824
35,628	Newcrest Mining Ltd. (Metals & Mining) (a)	353
18,662	Orica Ltd. (Chemicals)	342
55,564	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	766
23,512	Rio Tinto Ltd. (Metals & Mining)	1,315
48,849	Santos Ltd. (Oil, Gas & Consumable Fuels)	657
802,958	Western Areas Ltd. (Metals & Mining)	3,497
35,565	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,377
10,407	WorleyParsons Ltd. (Energy Equipment & Services)	171
		32,103
	Austria — 0.06%
7,946	OMV AG (Oil, Gas & Consumable Fuels)	359
6,048	Voestalpine AG (Metals & Mining)	288
		647
	Belgium — 0.07%
3,199	Solvay SA (Chemicals)	551
5,257	Umicore SA (Chemicals)	244
		795
	Bermuda — 0.13%
162,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	267
14,600	Nabors Industries Ltd. (Energy Equipment & Services)	429
77,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	52
19,013	Seadrill Ltd. (Energy Equipment & Services)	755
		1,503
	Brazil — 0.75%
36,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	154
6,113	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	110
15,677	Duratex SA (Paper Products)	63
12,300	Fibria Celulose SA (Paper Products) (a)	119

Shares	Security Description	Value (000)
	Brazil (continued)
161,012	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	$1,181
91,026	Petroleo Brasileiro SA – Sponsored ADR (Oil, Gas & Consumable Fuels)	1,332
19,503	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	461
69,010	Vale SA (Metals & Mining)	913
338,931	Vale SA – Sponsored ADR (Metals & Mining)	4,485
		8,818
	Canada — 5.61%
2,500	Agnico-Eagle Mines Ltd. (Metals & Mining)	96
8,600	Agnico-Eagle Mines Ltd. (Metals & Mining)	329
7,587	Agrium, Inc. (Chemicals)	695
5,800	AltaGas Ltd. (Oil, Gas & Consumable Fuels)	267
1,400	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	43
15,600	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	475
16,095	Athabasca Oil Corp. (Oil, Gas & Consumable Fuels) (a)	116
126,299	Barrick Gold Corp. (Metals & Mining)	2,313
6,100	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	282
19,900	Cameco Corp. (Oil, Gas & Consumable Fuels)	390
58,569	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2,692
24,700	Canadian Oil Sands Ltd. (Oil, Gas & Consumable Fuels)	560
40,814	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,323
22,177	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	983
36,004	Eldorado Gold Corp. (Metals & Mining)	275
191,606	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	9,096
44,911	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,131
2,400	Encana Corp. (Oil, Gas & Consumable Fuels)	57
37,667	EnCana Corp. (Oil, Gas & Consumable Fuels)	893
9,900	Enerplus Corp. (Oil, Gas & Consumable Fuels)	250
477,871	First Quantum Minerals Ltd. (Metals & Mining)	10,222
7,440	Franco-Nevada Corp. (Metals & Mining)	427
43,853	Goldcorp, Inc. (Metals & Mining)	1,224
17,315	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	559
1,300	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	42

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
202,850	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	$10,675
14,960	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	788
16,600	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	515
3,900	Keyera Corp. (Oil, Gas & Consumable Fuels)	287
57,021	Kinross Gold Corp. (Metals & Mining) (a)	236
8,400	Meg Energy Corp. (Oil, Gas & Consumable Fuels) (a)	306
5,200	Methanex Corp. (Chemicals)	322
606,567	New Gold, Inc. (Metals & Mining) (a)	3,864
23,450	New Gold, Inc. (Metals & Mining) (a)	149
17,198	Pacific Rubiales Energy Corp. (Oil, Gas & Consumable Fuels)	349
17,269	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	743
25,858	Pengrowth Energy Corp. (Oil, Gas & Consumable Fuels)	185
24,200	Penn West Petroleum Ltd. (Oil, Gas & Consumable Fuels)	236
7,100	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	268
46,046	Potash Corp. of Saskatchewan, Inc. (Chemicals)	1,751
17,951	Silver Wheaton Corp. (Metals & Mining)	472
79,798	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,403
51,786	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	548
4,300	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	46
29,197	Teck Cominco Ltd., Class – B (Metals & Mining)	667
9,051	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels) (a)	477
38,100	TransCanada Corp. (Oil, Gas & Consumable Fuels)	1,819
39,606	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	133
283,948	Uranium Participation Corp. (Capital Markets) (a)(b)	1,291
800	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	56
4,700	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	327
37,800	Yamana Gold, Inc. (Metals & Mining)	311
9,300	Yamana Gold, Inc. (Metals & Mining)	76
		66,040
	Cayman Islands — 0.01%
107,000	China Resources Cement Holdings Ltd. (Construction Materials)	67

Shares	Security Description	Value (000)
	Cayman Islands (continued)
101,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	$54
		121
	Chile — 0.04%
3,704	Cap SA (Metals & Mining)	52
60,287	Empresas CMPC SA (Paper Products)	131
23,041	Empresas Copec SA (Oil, Gas & Consumable Fuels)	301
		484
	China — 0.86%
209,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	75
62,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	212
53,500	BBMG Corp., H Shares (Construction Materials)	35
98,000	China BlueChemical Ltd., H Shares (Chemicals)	53
205,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	107
145,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	128
75,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	180
1,376,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,313
171,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	496
59,600	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Oil, Gas & Consumable Fuels)	76
69,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	109
5,655,709	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	7,145
172,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	48
102,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	77
316,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	72
		10,126
	Colombia — 0.06%
19,675	Cementos Argos SA (Construction Materials)	124
250,338	Ecopetrol SA (Oil, Gas & Consumable Fuels)	455
14,567	Grupo Argos SA (Construction Materials)	175
		754
	Curaçao — 0.54%
54,338	Schlumberger Ltd. (Energy Equipment & Services)	6,409
	Denmark — 0.06%
12,915	Novozymes A/S, B Shares (Specialty Chemicals)	648

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland — 0.07%
6,850	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	$134
27,222	Stora Enso Oyj, R Shares (Paper Products)	265
26,364	UPM-Kymmene Oyj (Paper Products)	450
		849
	France — 1.33%
20,176	Air Liquide SA (Chemicals)	2,724
3,164	Arkema SA (Chemicals)	308
1,656	Imerys SA (Construction Materials)	140
9,560	Lafarge SA (Construction Materials)	829
5,160	Technip SA (Energy Equipment & Services)	564
80,813	Total SA (Oil, Gas & Consumable Fuels)	5,841
116,581	Vallourec SA (Machinery)	5,220
		15,626
	Germany — 0.83%
49,480	BASF SE (Chemicals)	5,761
7,120	HeidelbergCement AG (Construction Materials)	608
8,662	K+S AG – Registered (Chemicals)	285
4,169	Lanxess AG (Chemicals)	281
10,017	Linde AG (Chemicals)	2,130
24,429	ThyssenKrupp AG (Metals & Mining) (a)	712
		9,777
	Greece — 0.01%
2,200	Titan Cement Co. SA (Construction Materials)	71
	Hong Kong — 0.17%
956,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,717
76,500	Fosun International Ltd. (Metals & Mining)	102
444,000	Minmetals Resources Ltd. (Diversified Metals & Mining)	133
54,000	Yingde Gases Group Co. Ltd. (Chemicals)	59
		2,011
	Hungary — 0.01%
2,256	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	121
	India — 0.16%
13,102	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	221
34,628	Reliance Industries Ltd. – Sponsored GDR (Oil, Gas & Consumable Fuels) (c)	1,169
15,860	Sesa Sterlite Ltd. – Sponsored ADR (Metals & Mining)	307
24,500	Tata Steel Ltd. – Sponsored GDR, Registered Shares (Metals & Mining)	214
		1,911
	Indonesia — 0.04%
751,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	74

Shares	Security Description	Value (000)
	Indonesia (continued)
21,200	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	$48
74,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	141
149,100	PT Semen Gresik (Persero) Tbk (Construction Materials)	190
43,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	40
		493
	Ireland — 0.08%
36,868	CRH PLC (Construction Materials)	946
	Israel — 0.03%
162	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	67
22,346	Israel Chemicals Ltd. (Chemicals)	192
172	The Israel Corp. Ltd. (Chemicals) (a)	98
		357
	Italy — 0.35%
137,263	Eni SpA (Oil, Gas & Consumable Fuels)	3,756
13,327	Saipem SpA (Energy Equipment & Services) (a)	359
		4,115
	Japan — 1.18%
8,000	Air Water, Inc. (Chemicals)	128
64,000	Asahi Kasei Corp. (Chemicals)	490
15,000	Daicel Corp. (Chemicals)	143
15,000	Daido Steel Co. Ltd. (Metals & Mining)	77
5,400	Hitachi Chemical Co. Ltd. (Chemicals)	89
8,000	Hitachi Metals Ltd. (Metals & Mining)	121
5,000	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	109
44,000	INPEX Corp. (Oil, Gas & Consumable Fuels)	669
24,700	JFE Holdings, Inc. (Metals & Mining)	510
228,800	JSR Corp. (Chemicals)	3,925
113,844	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	609
15,000	Kaneka Corp. (Chemicals)	94
12,000	Kansai Paint Co. Ltd. (Chemicals)	201
125,000	Kobe Steel Ltd. (Metals & Mining)	188
16,700	Kuraray Co. Ltd. (Chemicals)	212
1,800	Maruichi Steel Tube Ltd. (Metals & Mining)	48
68,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	304
19,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	122
56,000	Mitsubishi Materials Corp. (Metals & Mining)	196
42,000	Mitsui Chemicals, Inc. (Chemicals)	115
13,000	Nippon Paint Co. Ltd. (Chemicals)	275
410,082	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,312
8,600	Nitto Denko Corp. (Chemicals)	403

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
40,000	Oji Paper Co. Ltd. (Paper Products)	$165
22,115	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,344
9,000	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	102
76,000	Sumitomo Chemical Co. Ltd. (Chemicals)	287
27,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	438
59,000	Taiheiyo Cement Corp. (Construction Materials)	238
12,000	Taiyo Nippon Sanso Corp. (Chemicals)	106
47,000	Teijin Ltd. (Chemicals)	118
14,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	133
75,000	Toray Industries, Inc. (Chemicals)	493
8,400	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	129
1,500	Yamato Kogyo Co. Ltd. (Metals & Mining)	44
		13,937
	Jersey — 0.33%
573,172	Glencore International PLC (Metals & Mining)	3,192
13,054	Petrofac Ltd. (Energy Equipment & Services)	269
4,444	Randgold Resources Ltd. (Metals & Mining)	371
		3,832
	Luxembourg — 0.14%
53,916	ArcelorMittal (Metals & Mining)	799
13,909	Subsea 7 SA (Energy Equipment & Services)	259
23,788	Tenaris SA (Energy Equipment & Services)	561
		1,619
	Malaysia — 0.06%
56,900	Bumi Armada Berhad (Energy Equipment & Services)	60
20,400	Lafarge Malayan Cement Berhad (Construction Materials)	63
139,800	Petronas Chemicals Group Berhad (Chemicals)	295
12,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	93
180,700	SapuraKencana Petroleum Berhad (Energy Equipment & Services) (a)	246
		757
	Mexico — 0.17%
635,184	Cemex SAB de CV (Construction Materials) (a)	841
205,834	Grupo Mexico SAB de CV, Series B (Metals & Mining)	687
7,506	Industrias Penoles SAB de CV (Metals & Mining)	188
51,032	Mexichem SAB de CV (Chemicals)	211

Shares	Security Description	Value (000)
	Mexico (continued)
34,300	Minera Frisco SAB de CV, Class – A1 (Metals & Mining) (a)	$67
		1,994
	Mongolia — 0.15%
28,032,620	Mongolian Mining Corp. (Metals & Mining) (a)	1,772
	Netherlands — 0.41%
12,160	Akzo Nobel NV (Chemicals)	912
2,389	Core Laboratories NV (Energy Equipment & Services)	399
3,669	Fugro NV (Energy Equipment & Services)	210
9,300	Koninklijke DSM NV (Chemicals)	677
3,500	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	171
25,028	LyondellBasell Industries NV, Class – A (Chemicals)	2,444
		4,813
	New Zealand — 0.02%
34,478	Fletcher Building Ltd. (Construction Materials)	266
	Norway — 0.30%
8,287	Aker Solutions ASA (Energy Equipment & Services)	144
172,949	DNO International ASA (Oil, Gas & Consumable Fuels)	665
72,564	Norsk Hydro ASA (Metals & Mining)	389
60,218	Statoil ASA (Oil, Gas & Consumable Fuels)	1,850
9,331	Yara International ASA (Chemicals)	468
		3,516
	Papua New Guinea — 0.54%
697,282	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	6,357
	Peru — 0.01%
9,800	Compania de Minas Buenaventura SA – Sponsored ADR (Metals & Mining)	116
	Poland — 0.07%
2,035	Grupa Azoty SA (Chemicals)	49
3,251	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	40
1,988	Jastrzebska Spolka Weglowa SA (Metals & Mining)	31
7,043	KGHM Polska Miedz SA (Metals & Mining)	288
16,107	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	217
89,055	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	154
28,195	Synthos SA (Chemicals)	41
		820
	Portugal — 0.58%
375,566	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	6,880

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia — 0.66%
321,670	Gazprom OAO – Sponsored GDR, ADR (Oil, Gas & Consumable Fuels)	$2,804
27,570	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	1,647
26,306	Mining & Metallurgical Co. Norilsk Nickel OJSC – Sponsored ADR (Metals & Mining)	523
4,915	NovaTek OAO – Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	611
15,150	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	111
54,591	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	399
10,548	Severstal – Sponsored GDR, Registered Shares (Metals & Mining)	86
78,066	Surgutneftegas – Sponsored ADR (Oil, Gas & Consumable Fuels)	603
11,653	Tatneft OAO – Sponsored GDR, Registered Shares, ADR (Oil, Gas & Consumable Fuels)	452
20,812	Uralkali – Sponsored GDR, Registered Shares (Chemicals)	480
		7,716
	South Africa — 0.29%
5,621	African Rainbow Minerals Ltd. (Metals & Mining)	99
3,306	Anglo Platinum Ltd. (Metals & Mining) (a)	143
19,313	AngloGold Ashanti Ltd. (Metals & Mining) (a)	324
1,665	Assore Ltd. (Metals & Mining)	56
7,143	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	93
36,750	Gold Fields Ltd. (Metals & Mining)	133
19,054	Harmony Gold Mining Co. Ltd. (Metals & Mining) (a)	56
27,054	Impala Platinum Holdings Ltd. (Metals & Mining)	272
4,047	Kumba Iron Ore Ltd. (Metals & Mining)	129
29,768	Nampak Ltd. (Containers & Packaging)	103
15,278	Northam Platinum Ltd. (Metals & Mining) (a)	65
25,896	PPC Ltd. (Construction Materials)	76
27,214	Sappi Ltd. (Paper Products) (a)	98
29,806	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,775
		3,422
	South Korea — 0.78%
2,417	Cheil Industries, Inc. (Chemicals)*	168
2,567	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	114
4,510	Hanwha Chemical Corp. (Chemicals)	82
2,090	Hanwha Corp. (Chemicals)	53

Shares	Security Description	Value (000)
	South Korea (continued)
891	Honam Petrochemical Corp. (Chemicals)	$162
1,272	Hyosung Corp. (Chemicals)	85
3,476	Hyundai Steel Co. (Metals & Mining)	256
676	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	59
443	Korea Zinc Co. Ltd. (Metals & Mining)	174
2,392	LG Chem Ltd. (Chemicals)	701
867	OCI Co. Ltd. (Chemicals) (a)	147
22,134	POSCO (Metals & Mining)	6,650
3,039	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	340
2,279	S-Oil Corp. (Oil, Gas & Consumable Fuels)	128
		9,119
	Spain — 0.12%
8,357	Cemex Latam Holdings SA (Construction Materials) (a)	82
51,135	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,348
		1,430
	Sweden — 0.14%
100,564	Boliden AB (Metals & Mining)	1,460
11,081	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (a)	224
		1,684
	Switzerland — 0.53%
410	EMS-Chemie Holding AG – Registered (Chemicals)	164
498	Givaudan SA – Registered (Chemicals)	831
12,354	Holcim Ltd. – Registered (Construction Materials)	1,086
116	Sika AG (Chemicals)	474
5,041	Syngenta AG – Registered (Chemicals)	1,878
18,240	Transocean Ltd. (Energy Equipment & Services)	820
41,400	Weatherford International PLC (Energy Equipment & Services) (a)	952
		6,205
	Taiwan — 0.23%
107,924	Asia Cement Corp. (Construction Materials)	148
581,859	China Steel Corp. (Metals & Mining)	489
162,000	Formosa Chemicals & Fibre Corp. (Chemicals)	410
57,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	149
208,160	Formosa Plastics Corp. (Chemicals)	556
239,010	Nan Ya Plastics Corp. (Chemicals)	576
167,000	Taiwan Cement Corp. (Construction Materials)	253
39,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	77
29,000	TSRC Corp. (Chemicals)	41
		2,699

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand — 0.13%
62,500	Banpu Public Co. Ltd. – Foreign Registered Shares (Oil, Gas & Consumable Fuels)	$57
63,400	Indorama Ventures Public Co. Ltd. (Chemicals)	54
467,400	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	49
69,904	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	361
84,655	PTT Global Chemical Public Co. Ltd. (Chemicals)	176
42,900	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	421
41,900	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	67
5,400	The Siam Cement Public Co. Ltd. (Construction Materials)	75
15,000	The Siam Cement Public Co. Ltd. – Foreign Registered Shares (Construction Materials)	211
		1,471
	Turkey — 0.03%
75,540	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	134
2,162	Koza Altin Isletmeleri A/S (Metals & Mining)	25
6,756	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	158
		317
	United Kingdom — 9.93%
15,397	AMEC PLC (Energy Equipment & Services)	320
361,589	Anglo American PLC (Metals & Mining)	8,848
19,737	Antofagasta PLC (Metals & Mining)	258
1,022,941	BG Group PLC (Oil, Gas & Consumable Fuels)	21,618
170,096	BHP Billiton PLC (Metals & Mining)	5,500
673,651	BP PLC (Oil, Gas & Consumable Fuels)	5,935
211,257	BP PLC – Sponsored ADR (Oil, Gas & Consumable Fuels)	11,144
6,850	Croda International PLC (Chemicals)	258
12,677	Ensco PLC, ADR (Energy Equipment & Services)	704
9,500	Fresnillo PLC (Metals & Mining)	142
10,346	Johnson Matthey PLC (Chemicals)	549
12,800	Noble Corp. PLC (Energy Equipment & Services)	430
1,040,117	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	3,921
34,918	Rexam PLC (Containers & Packaging)	320
334,968	Rio Tinto PLC (Metals & Mining)	17,817
539,891	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	22,343
131,944	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	5,740

Shares	Security Description	Value (000)
	United Kingdom (continued)
362,941	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	$5,301
299,258	Vedanta Resources PLC (Diversified Metals & Mining)	5,679
		116,827
	United States — 17.90%
11,436	Air Products & Chemicals, Inc. (Chemicals)	1,471
3,525	Airgas, Inc. (Chemicals)	384
4,478	Albemarle Corp. (Chemicals)	320
58,124	Alcoa, Inc. (Metals & Mining)	865
100,745	Allegheny Technologies, Inc. (Metals & Mining)	4,544
65,622	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,184
2,800	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	184
88,474	Apache Corp. (Oil, Gas & Consumable Fuels)	8,902
3,800	Ashland, Inc. (Chemicals)	413
5,000	Avery Dennison Corp. (Containers & Packaging)	256
96,285	Baker Hughes, Inc. (Energy Equipment & Services)	7,168
7,300	Ball Corp. (Containers & Packaging)	458
139,350	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,757
12,646	Cameron International Corp. (Energy Equipment & Services) (a)	856
43,550	Caterpillar, Inc. (Machinery)	4,733
8,000	Celanese Corp., Series A (Chemicals)	514
3,145	CF Industries Holdings, Inc. (Chemicals)	756
12,200	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	875
28,746	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	893
105,830	Chevron Corp. (Oil, Gas & Consumable Fuels)	13,817
31,590	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	4,532
204,961	Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	3,761
6,000	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	867
66,171	ConocoPhillips (Oil, Gas & Consumable Fuels)	5,673
120,347	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	5,544
2,369	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	374
7,500	Crown Holdings, Inc. (Metal & Glass Containers) (a)	373
18,800	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	347
20,891	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,659

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,530	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	$175
51,886	E.I. du Pont de Nemours & Co. (Chemicals)	3,395
8,256	Eastman Chemical Co. (Chemicals)	721
14,636	Ecolab, Inc. (Chemicals)	1,630
44,890	Energen Corp. (Oil, Gas & Consumable Fuels)	3,990
88,732	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	10,370
8,138	EQT Corp. (Oil, Gas & Consumable Fuels)	870
100,180	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,086
85,799	First Solar, Inc. (Semiconductors & Semiconductor Equipment) (a)	6,097
6,862	FMC Corp. (Chemicals)	489
12,800	FMC Technologies, Inc. (Energy Equipment & Services) (a)	782
59,217	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	2,161
140,994	Halliburton Co. (Energy Equipment & Services)	10,014
5,800	Helmerich & Payne, Inc. (Energy Equipment & Services)	673
15,648	Hess Corp. (Oil, Gas & Consumable Fuels)	1,547
9,772	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	427
4,100	International Flavors & Fragrances, Inc. (Chemicals)	428
23,100	International Paper Co. (Paper Products)	1,166
183,834	KBR, Inc. (Construction & Engineering)	4,384
5,676	Kinder Morgan Management LLC (Oil, Gas & Consumable Fuels) (a)	448
36,136	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,310
37,034	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,478
15,883	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,240
2,328	Martin Marietta Materials, Inc. (Construction Materials)	307
8,800	MeadWestvaco Corp. (Containers & Packaging)	389
28,370	Monsanto Co. (Chemicals)	3,539
9,400	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	625
24,758	National Oilwell Varco, Inc. (Energy Equipment & Services)	2,039

Shares	Security Description	Value (000)
	United States (continued)
26,875	Newmont Mining Corp. (Metals & Mining)	$684
19,420	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,504
17,200	Nucor Corp. (Metals & Mining)	847
42,910	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,404
5,558	Oceaneering International, Inc. (Energy Equipment & Services)	434
11,200	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	762
7,900	Owens-Illinois, Inc. (Containers & Packaging) (a)	274
175,662	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,138
13,700	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	224
72,285	Phillips 66 (Oil, Gas & Consumable Fuels)	5,814
40,665	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	9,345
7,518	PPG Industries, Inc. (Chemicals)	1,580
15,850	Praxair, Inc. (Chemicals)	2,106
8,900	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	307
8,829	Range Resources Corp. (Oil, Gas & Consumable Fuels)	768
3,600	Rock-Tenn Co., Class – A (Containers & Packaging)	380
11,100	Sealed Air Corp. (Containers & Packaging)	379
6,500	Sigma-Aldrich Corp. (Chemicals)	660
8,460	Southern Copper Corp. (Metals & Mining)	257
85,856	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	3,906
36,178	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,537
7,959	Superior Energy Services, Inc. (Energy Equipment & Services)	288
6,900	Tesoro Corp. (Oil, Gas & Consumable Fuels)	405
65,633	The Dow Chemical Co. (Chemicals)	3,378
103,727	The Mosaic Co. (Chemicals)	5,129
4,451	The Sherwin-Williams Co. (Chemicals)	921
37,978	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,211
29,800	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,493
6,600	Vulcan Materials Co. (Construction Materials)	421
2,500	Westlake Chemical Corp. (Chemicals)	209
6,100	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	490
		210,514
	Total Common Stocks	572,808

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 0.63%
	Brazil — 0.57%
11,200	Bradespar SA – Preferred (Metals & Mining)	$103
7,500	Braskem SA – Preferred, Class – A (Chemicals)	48
43,900	Gerdau SA – Preferred (Metals & Mining)	259
120,800	Klabin SA – Preferred (Containers & Packaging)	120
13,800	Metalurgica Gerdau SA – Preferred (Metals & Mining)	97
226,675	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	1,774
194,740	Petroleo Brasileiro SA – Sponsored ADR (Oil, Gas & Consumable Fuels)	3,045
14,800	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	56
18,887	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining) (a)	65
102,404	Vale SA – Preferred (Metals & Mining)	1,217
		6,784
	Chile — 0.01%
4,828	Sociedad Quimica y Minera de Chile SA – Preferred, Class – B (Chemicals)	141
	Colombia — 0.01%
6,462	Grupo Argos SA – Preferred (Construction Materials)	77
	Germany — 0.01%
3,534	Fuchs Petrolub AG – Preferred (Chemicals)	160
	Russia — 0.02%
98	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels) (a)(d)	215
	South Korea — 0.01%
388	LG Chem Ltd. – Preferred (Chemicals)	74
	Total Preferred Stocks	7,451
	Rights — 0.00%
	Chile — 0.00%
3,172	Empresas CMPC SA (Paper & Forest Products) (a)	1
	Spain — 0.00%
51,135	Repsol SA (Oil, Gas & Consumable Fuels) (a)	34
	Total Rights	35
	Corporate Bonds — 1.02%
$ 2,100	AT&T, Inc., 0.65%, 3/30/17 (Diversified Telecommunication Services) (e)	2,104
2,100	Citigroup, Inc., 0.75%, 5/1/17 (Banks) (e)	2,098
2,100	Goldman Sachs Group, Inc., 0.85%, 6/4/17 (Capital Markets) (e)	2,100
800	Goldman Sachs Group, Inc., 3.85%, 7/8/24, Callable 4/8/24 @ 100 (Capital Markets)	799
2,100	International Lease Finance Corp., 5.75%, 5/15/16 (Trading Companies & Distributors)	2,250

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds
$ 900	New York Life Global Funding, 2.10%, 1/2/19 (Insurance) (f)	$897
195	Overseas Private Investment Corp., 4.73%, 3/15/22 (Sovereign)	217
300	SLM Corp., 6.25%, 1/25/16 (Consumer Finance)	319
1,200	Verizon Communications, Inc., 1.76%, 9/15/16 (Diversified Telecommunication Services) (e)	1,233
	Total Corporate Bonds	12,017
	Asset Backed Securities — 0.76%
775	ACA CLO Ltd., Series 2006-2A, Class A1, 0.48%, 1/20/21 (c)(e)	774
170	AIMCO, Series 2005-AAB, Class A1B, 0.48%, 10/20/19 (c)(e)	169
824	Atrium CDO Corp., Series 5A, Class A1, 0.48%, 7/20/20 (c)(e)	817
135	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.46%, 11/15/17 (c)(e)	135
494	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.48%, 5/10/21 (c)(e)	487
1,000	Citibank Omni Master Trust, Series 2009-A14A4, Class A14, 2.90%, 8/15/18 (c)(e)	1,003
428	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.47%, 7/20/19 (c)(e)	426
291	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.50%, 1/26/20 (c)(e)	289
407	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.83%, 11/25/35 (e)	395
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.87%, 3/25/35 (e)	240
300	Gulf Stream Sextant CLO Ltd., Series 2006-1A, Class B, 0.63%, 8/21/20 (c)(e)	297
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.63%, 3/20/36 (e)	1,033
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.64%, 7/25/35 (e)	381
141	Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.48%, 5/17/21 (c)(e)	140
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.65%, 7/25/35 (e)	197
1,696	Race Point CLO Ltd., Series 2006-3, Class A, 0.49%, 4/15/20 (c)(e)	1,691
45	Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.48%, 10/15/19 (c)(e)	45

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$ 454	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.13%, 10/25/33 (e)	$431
	Total Asset Backed Securities	8,950
	Collateralized Mortgage Obligations — 0.94%
300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.60%, 1/25/36 (e)	263
69	BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.40%, 1/26/34 (c)(e)	69
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.61%, 4/10/49 (e)	440
2,040	Banc of America Funding Corp., Series 2012-R5, Class A, 0.41%, 10/3/39 (e)(f)	2,019
679	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.85%, 9/25/34 (e)	662
322	Countrywide Alternative Loan Trust, Series 2004-J7, Class 2A1, 0.93%, 9/25/34 (e)	318
421	Deutsche Mortgage Securities, Inc., Series 2010-RS2, Class A2, 3.89%, 6/28/47 (c)(e)	421
723	Freddie Mac, Series 2781, Class F1, 0.60%, 9/15/42 (e)	722
2,812	Fannie Mae, Series 2013-M4, Class X1, 4.08%, 2/25/18 (e)	325
578	Freddie Mac, Series 3096, Class FX, 0.60%, 5/15/32 (e)	581
537	Fannie Mae, Series 2006-98, Class FA, 0.58%, 10/25/36 (e)	538
193	Freddie Mac, Series 3179, Class FP, 0.53%, 7/15/36 (e)	193
200	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2005-FF6, Class M2, 0.59%, 5/25/36 (e)	178
23	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 2.99%, 6/25/34 (e)	23
200	Long Beach Mortgage Loan Trust, Series 2005-2, Class M4, 1.08%, 4/25/35 (e)	191
400	Structured Asset Securities Corp., Series 2005-NC1, Class M2, 0.64%, 2/25/35 (e)	371
253	WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A3, 0.70%, 7/25/44 (e)	240
375	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.40%, 1/25/35 (e)	376
77	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.50%, 6/20/44 (e)	105
562	Hercules (Eclipse 2006-4) PLC, Series 2006-4, Class A, 0.77%, 10/25/18 (e)	941

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$ 1,600	Grecale SRL, Series 2011-1, Class A2, 0.83%, 1/27/61 (e)	$2,125
	Total Collateralized Mortgage Obligations	11,101
	Certificates of Deposit — 1.06%
2,700	Banco Do Brasil New York, 1.21%, 6/29/15	2,700
2,100	China Construction Bank Corp., 1.70%, 4/16/15	2,104
2,520	Credit Suisse New York, 0.44%, 1/12/15 (e)	2,520
1,400	Intesa Sanpaolo SpA, 1.65%, 4/7/15	1,402
2,800	Itau Unibanco New York, 1.19%, 6/26/15	2,801
900	Itau Unibanco New York, 1.15%, 6/4/15 (e)	900
	Total Certificates of Deposit	12,427
	Global Bonds — 2.29%
	Germany — 0.24%
2,100	FMS Wertmanagement, 2.25%, 7/14/14 (g)	2,877
	Italy — 0.80%
200	Buoni Poliennali del Tesoro, Series ICPI, 2.55%, 10/22/16 (g)	285
5,308	Buoni Poliennali del Tesoro, Series ICPI, 2.25%, 4/22/17 (g)	7,559
601	Buoni Poliennali del Tesoro, Series ICPI, 2.15%, 11/12/17 (g)	856
400	Buoni Poliennali del Tesoro, Series ICPI, 5.50%, 11/1/22 (g)	672
		9,372
	New Zealand — 0.01%
100	New Zealand Index Linked Bond, 2.00%, 9/20/25 (g)	85
	Slovenia — 0.04%
300	Republic of Slovenia, 4.70%, 11/1/16 (c)(g)	445
	Spain — 1.15%
100	Bankia SA, 3.50%, 12/14/15 (g)	142
100	Bankia SA, 0.53%, 1/25/16 (e)(g)	135
4,900	Bonos y Oblig del Estado, 5.85%, 1/31/22 (g)	8,444
500	Comunidad de Madrid, 4.20%, 9/24/14 (g)	690
1,300	Generalitat de Catalunya, 4.95%, 2/11/20 (g)	1,992
1,400	Generalitat de Valencia, Series E, 4.90%, 3/17/20 (g)	2,145
		13,548
	United Kingdom — 0.04%
190	LBG Capital No.2 PLC, Series 21, 15.00%, 12/21/19 (g)	471
	United States — 0.01%
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (e)	144
	Total Global Bonds	26,942
	U.S. Government Agency Securities — 7.60%
4,300	Fannie Mae, 0.04%, 9/3/14 (b)(h)	4,300

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Securities (continued)
$ 300	Fannie Mae, 0.05%, 9/8/14 (h)	$300
7,600	Federal Home Loan Bank, 0.03%, 8/1/14 (b)(h)	7,600
8,800	Federal Home Loan Bank, 0.05%, 7/14/14 (h)	8,800
7,000	Federal Home Loan Bank, 0.06%, 7/23/14 (b)(h)	7,000
9,200	Federal Home Loan Bank, 0.04%, 9/12/14 (b)(h)	9,199
50,100	Federal Home Loan Bank, 0.05%, 10/3/14 (b)(h)	50,093
400	Federal Home Loan Bank, 0.08%, 10/29/14 (b)(h)	400
500	Freddie Mac, 2.50%, 10/2/19, Callable 10/2/14 @ 100	502
1,000	Freddie Mac, Series RB, 0.04%, 9/2/14 (b)(h)	1,000
100	Freddie Mac, 0.05%, 9/12/14 (h)	100
100	Freddie Mac, 0.05%, 9/26/14 (h)	100
	Total U.S. Government Agency Securities	89,394
	U.S. Treasury Obligations — 4.12%
252	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14(h)	252
428	U.S. Treasury Note, 0.63%, 7/15/14 (b)(i)	428
1,000	U.S. Treasury Note, 0.13%, 7/31/14 (b)(i)	1,000
5,500	U.S. Treasury Note, 0.25%, 8/31/14 (b)(i)	5,502
1	U.S. Treasury Bill, 0.06%, 9/25/14 (h)(i)	1
270	U.S. Treasury Bill, 0.04%, 10/30/14 (b)(h)(i)	270
490	U.S. Treasury Bill, 0.04%, 11/6/14 (b)(h)	490
418	U.S. Treasury Bill, 0.05%, 11/13/14 (b)(h)	418
104	U.S. Treasury Bill, 0.05%, 11/20/14 (b)(h)	104
500	U.S. Treasury Bill, 0.05%, 12/4/14 (b)(h)	500
151	U.S. Treasury Bill, 0.05%, 12/11/14 (b)(h)	151
1,600	U.S. Treasury Bill, 0.05%, 12/18/14 (b)(h)	1,600
1,366	U.S. Treasury Inflation Index Note, 1.63%, 1/15/15 (h)	1,388
2,800	U.S. Treasury Note, 0.25%, 1/31/15 (b)	2,803
130	U.S. Treasury Bill, 0.12%, 3/5/15 (h)(i)	130
100	U.S. Treasury Note, 0.25%, 3/31/15 (b)	100
122	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	127
11,063	U.S. Treasury Inflation Index Note, 0.13%, 4/15/16	11,352
7,200	U.S. Treasury Note, 0.09%, 4/30/16 (b)(i)	7,202
7,487	U.S. Treasury Inflation Index Note, 0.13%, 4/15/19	7,708
5,300	U.S. Treasury Note, 2.75%, 11/15/23	5,432
1,453	U.S. Treasury Inflation Index Note, 0.63%, 1/15/24 (i)	1,506
	Total U.S. Treasury Obligations	48,464

Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars — 1.73%
	Australia — 0.24%
$ 2,100	Westpac Banking Corp., 0.56%, 5/19/17 (Banks) (e)	$2,100
700	Westpac Banking Corp., 1.85%, 11/26/18 (Banks) (c)	701
		2,801
	Canada — 0.03%
400	Canadian Natural Resources Ltd., 0.61%, 3/30/16 (Oil, Gas & Consumable Fuels) (e)	401
	Chile — 0.03%
300	Empresa Nacional de Telecomunicaciones SA – Registered Shares, 4.88%, 10/30/24 (Wireless Telecommunication Services)	312
	Colombia — 0.04%
400	Ecopetrol SA, 7.63%, 7/23/19 (Oil, Gas & Consumable Fuels) (e)	489
	France — 0.32%
2,800	BPCA SA, 0.86%, 6/17/17 (Banks) (e)	2,798
1,000	Dexia Credit Local SA NY, 1.25%, 10/18/16 (Banks) (c)(e)	1,007
		3,805
	Italy — 0.06%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16 (Banks)	720
	Korea, Republic Of — 0.03%
300	Export-Import Bank of Korea, 1.08%, 9/17/16 (Banks) (e)	301
	Luxembourg — 0.03%
300	Rosneft International Holdings Ltd., Series 6, 7.88%, 3/13/18 (Oil, Gas & Consumable Fuels) (c)	342
	Netherlands — 0.32%
462	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (Banks) (c)	466
1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17 (Real Estate Management & Development) (c)(e)	1,443
2,000	Rabobank Nederland NY, 0.56%, 4/28/17 (Banks) (e)	2,001
		3,910
	Norway — 0.08%
500	Kommunalbanken AS, 0.61%, 3/27/17 (Sovereign) (c)(e)	504
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (Banks) (c)	411
		915
	Russian Federation — 0.07%
300	Gazprom OAO, 9.25%, 4/23/19 (Oil, Gas & Consumable Fuels) (c)	364
400	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19 (Banks)	418
		782

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Slovenia — 0.10%
$ 200	Republic of Slovenia – Registered Shares, 5.85%, 5/10/23 (Sovereign)	$225
900	Republic of Slovenia – Registered Shares, 5.25%, 2/18/24 (Sovereign)	967
		1,192
	United Kingdom — 0.09%
1,000	HSBC Bank PLC, 1.63%, 7/7/14 (Banks) (c)	1,000
	United States — 0.29%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16 (Banks)	1,835
1,000	Merrill Lynch & Co., Series E, 0.78%, 7/22/14 (Banks) (e)	1,370
2,100	SLM Corp., Series E, 8.78%, 9/15/16 (Consumer Finance)	165
		3,370
	Total Yankee Dollars	20,340
	Time Deposit — 1.09%
12,784	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	12,784
	Total Time Deposit	12,784
	Mutual Fund — 0.86%
10,167,000	SSgA Treasury Money Market Fund, 0.00% (j)	10,167
	Total Mutual Fund	10,167
	Call Options Purchased — 0.01%
19	Crude Oil Future Option, Expiring 11/18/14 at $110 (b)	22
5	Crude Oil Future Option, Expiring 11/18/15 at $145 (b)	1
3	Gold Future Option, Expiring 9/26/14 at $1300 (b)	14
22	Gold Future Option, Expiring 11/23/16 at $2000 (b)	34
	Total Call Options Purchased (Cost $191)	71
	Put Option Purchased — 0.0%
1	Crude Oil Future Option, Expiring 11/18/14 at $85 (b)	—
	Total Put Options Purchased (Cost $1)	—
	Repurchase Agreements — 26.31%
$67,200	Bank of America Corp., 0.06%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $67,200,112 collateralized by U.S. Treasury Obligations, 0.63% – 11.25%, 2/15/15 – 1/31/19 fair value $68,544,071) (b)	67,200
14,300	Bank of Montreal, 0.13%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $14,300,052 collateralized by U.S. Treasury Note, 1.25%, 10/31/15 fair value $14,591,097)	14,300

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$ 14,300	BNP Paribas, 0.15%, 7/1/14, (Purchased on 6/30/14, proceeds at maturity $14,300,060 collateralized by U.S. Government Agency Security, 3.50%, 6/1/44 fair value $14,805,234)	$14,300
56,100	BNP Paribas, 0.09%, 7/1/14, (Purchased on 6/30/14, proceeds at maturity $56,100,140 collateralized by U.S. Treasury Obligations, 0.13% – 8.13%, 4/15/17 – 4/15/32 fair value $57,222,119) (b)	56,100
4,000	BNP Paribas, 0.14%, 7/1/14, (Purchased on 6/30/14, proceeds at maturity $4,000,016 collateralized by U.S. Treasury Bond, 3.13%, 2/15/43 fair value $4,093,081) (b)	4,000
45,600	Credit Suisse Securities, 0.07%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $45,600,089 collateralized by U.S. Treasury Notes, 0.25% – 3.00%, 3/31/15 – 9/30/19 fair value $46,513,629)	45,600
61,700	Deutsche Bank Securities, Inc., 0.05%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $61,700,086 collateralized by U.S. Treasury Obligations, 0.00% – 6.25%, 4/30/16 – 5/15/30 fair value $62,934,177) (b)	61,700
2,000	Merrill Lynch Pierce Fenner & Smith, Inc., 0.14%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $2,000,008 collateralized by U.S. Treasury Note, 1.63%, 6/30/19 fair value $2,041,319)	2,000
43,700	Morgan Stanley & Co. LLC, 0.10%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $43,700,121 collateralized by U.S. Treasury Obligations, 0.50% – 4.50%, 8/15/14 – 8/15/43 fair value $44,574,142) (b)	43,700
600	RBS Securities, Inc., 0.13%, 7/1/14 (Purchased on 6/30/14, proceeds at maturity $600,002 collateralized by U.S. Treasury Note, 1.50%, 2/28/19 fair value $613,179)	600
	Total Repurchase Agreements	309,500
	Total Investments (cost $1,037,250) — 97.13%	1,142,451
	Other assets in excess of liabilities — 2.87%	33,763
	Net Assets — 100.00%	$1,176,214

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

(b)	All or a portion of these securities are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Financial Statements for basis of consolidation.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.02% of the Portfolio.
(e)	Variable rate security. The rate reflected is the rate in effect on June 30, 2014.
(f)	Represents a security purchased under Rule 144A or Section 4 (2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.27% of the Portfolio’s net assets.
(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(h)	Rate disclosed represents effective yield at purchase.
(i)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(j)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	PIMCO	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total
Common Stocks	24.33%	—	24.27%	0.11%	48.71%
Preferred Stocks	0.37%	—	0.26%	—	0.63%
Rights	0.00%	—	—	—	0.00%
Corporate Bonds	—	1.02%	—	—	1.02%
Asset Backed Securities	—	0.76%	—	—	0.76%
Collateralized Mortgage Obligations	—	0.94%	—	—	0.94%
Certificates of Deposit	—	1.06%	—	—	1.06%
Global Bonds	—	2.29%	—	—	2.29%
U.S. Government Agency Securities	—	7.60%	—	—	7.60%
U.S. Treasury Obligations	—	4.12%	—	—	4.12%
Yankee Dollars	—	1.73%	—	—	1.73%
Time Deposit	—	0.09%	0.99%	0.01%	1.09%
Mutual Fund	0.86%	—	—	—	0.86%
Call Options Purchased	—	—	—	0.01%	0.01%
Put Option Purchased	—	—	—	0.00%	0.00%
Repurchase Agreements	—	2.99%	—	23.32%	26.31%
Other Assets	-0.09%	1.69%	0.17%	1.10%	2.87%
Total Net Assets	25.47%	24.29%	25.69%	24.55%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2014.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(62)	5-Year US Treasury Note Future	$(7,407)	9/30/14	$2
11	Brent Crude Future*	1,236	7/16/14	(23)
227	Brent Crude Future*	25,440	8/14/14	1,122
(17)	Brent Crude Future*	(1,905)	8/14/14	31
35	Brent Crude Future*	41	11/10/14	(23)
13	Brent Crude Future*	1,441	11/13/14	87
6	Brent Crude Future*	665	11/13/14	(8)
(16)	Brent Crude Future*	(1,750)	2/12/15	(86)
(5)	Brent Crude Future*	(540)	5/14/15	3
(53)	Cocoa Future*	(1,767)	9/15/14	(7)
53	Cocoa Future*	1,749	12/12/14	3
13	Coffee “C” Future*	854	9/18/14	(37)
(167)	Corn Future*	(3,497)	9/12/14	163
(42)	Corn Future*	(879)	9/12/14	33
257	Corn Future*	5,464	12/12/14	(651)
110	Corn Future*	2,339	12/12/14	(266)
15	Cotton No. 2 Future*	551	12/8/14	(59)
154	Electrolytic Copper Future*	27,064	8/18/14	1,243
(14)	Euro-Bund Future	(2,818)	9/8/14	(28)
1	European Gas Oil Swap Future*	11	7/31/14	(5)
1	European Gas Oil Swap Future*	12	8/29/14	(4)
1	European Gas Oil Swap Future*	13	9/30/14	(3)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1	European Gas Oil Swap Future*	$13	10/31/14	$(2)
1	European Gas Oil Swap Future*	14	11/28/14	(2)
1	European Gas Oil Swap Future*	14	12/31/14	(2)
(1)	Rotterdam Fuel Oil Swap Future*	(19)	7/31/14	(4)
(1)	Rotterdam Fuel Oil Swap Future*	(19)	8/29/14	(4)
(1)	Rotterdam Fuel Oil Swap Future*	(19)	9/30/14	(4)
(1)	Rotterdam Fuel Oil Swap Future*	(19)	10/31/14	(5)
(1)	Rotterdam Fuel Oil Swap Future*	(19)	11/28/14	(4)
(1)	Rotterdam Fuel Oil Swap Future*	(19)	12/31/14	(4)
122	Gas Oil Future*	11,209	8/12/14	(83)
8	Gas Oil Future*	738	9/11/14	(17)
(8)	Gas Oil Future*	(740)	12/11/14	13
33	Gasoline RBOB Future*	4,218	7/31/14	26
(8)	Gasoline RBOB Future*	(926)	11/28/14	(38)
431	Gold 100 Oz Future*	56,978	8/27/14	1,769
3	Gold 100 Oz Future*	397	8/27/14	1
238	Hard Red Winter Wheat Future*	8,333	9/12/14	(321)
(16)	Hard Red Winter Wheat Future*	(560)	9/12/14	14
(11)	Hard Red Winter Wheat Future*	(389)	12/12/14	14
11	Henry Hub Natural Gas Swap Future*	122	12/29/15	2
11	Henry Hub Natural Gas Swap Future*	121	1/27/16	2
11	Henry Hub Natural Gas Swap Future*	120	2/25/16	1
11	Henry Hub Natural Gas Swap Future*	113	3/29/16	(1)
11	Henry Hub Natural Gas Swap Future*	113	4/27/16	(1)
11	Henry Hub Natural Gas Swap Future*	114	5/26/16	(1)
11	Henry Hub Natural Gas Swap Future*	115	6/28/16	(1)
11	Henry Hub Natural Gas Swap Future*	115	7/27/16	(1)
11	Henry Hub Natural Gas Swap Future*	115	8/29/16	(1)
11	Henry Hub Natural Gas Swap Future*	115	9/28/16	(1)
11	Henry Hub Natural Gas Swap Future*	117	10/27/16	—
11	Henry Hub Natural Gas Swap Future*	122	11/28/16	1
8	Henry Hub Natural Gas Swap Future*	91	12/28/16	5
8	Henry Hub Natural Gas Swap Future*	91	1/27/17	5
8	Henry Hub Natural Gas Swap Future*	90	2/24/17	4
8	Henry Hub Natural Gas Swap Future*	85	3/29/17	(1)
8	Henry Hub Natural Gas Swap Future*	85	4/26/17	(1)
8	Henry Hub Natural Gas Swap Future*	86	5/26/17	—
8	Henry Hub Natural Gas Swap Future*	86	6/28/17	—
8	Henry Hub Natural Gas Swap Future*	87	7/27/17	1
8	Henry Hub Natural Gas Swap Future*	86	8/29/17	1
8	Henry Hub Natural Gas Swap Future*	87	9/27/17	1
8	Henry Hub Natural Gas Swap Future*	89	10/27/17	3
8	Henry Hub Natural Gas Swap Future*	92	11/28/17	6
7	Henry Hub Natural Gas Swap Future*	83	12/27/17	5
7	Henry Hub Natural Gas Swap Future*	83	1/29/18	5
7	Henry Hub Natural Gas Swap Future*	82	2/26/18	4
7	Henry Hub Natural Gas Swap Future*	77	3/27/18	(1)
7	Henry Hub Natural Gas Swap Future*	78	4/26/18	—
7	Henry Hub Natural Gas Swap Future*	78	5/29/18	—
7	Henry Hub Natural Gas Swap Future*	78	6/27/18	1
7	Henry Hub Natural Gas Swap Future*	79	7/27/18	1
7	Henry Hub Natural Gas Swap Future*	79	8/29/18	1
7	Henry Hub Natural Gas Swap Future*	80	9/26/18	2
7	Henry Hub Natural Gas Swap Future*	81	10/29/18	3
7	Henry Hub Natural Gas Swap Future*	84	11/28/18	6
16	ICE WTI Crude Future*	1,598	2/19/15	134

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
5	ICE WTI Crude Future*	$489	5/18/15	$—
131	Live Cattle Future*	7,864	8/29/14	738
93	Live Cattle Future*	5,696	10/31/14	383
2	LLS (Argus) vs WTI Spread Calendar Swap Future*	6	1/30/15	—
2	LLS (Argus) vs WTI Spread Calendar Swap Future*	6	2/27/15	—
2	LLS (Argus) vs WTI Spread Calendar Swap Future*	6	3/31/15	—
2	LLS (Argus) vs WTI Spread Calendar Swap Future*	6	4/30/15	—
2	LLS (Argus) vs WTI Spread Calendar Swap Future*	6	5/29/15	—
2	LLS (Argus) vs WTI Spread Calendar Swap Future*	6	6/30/15	—
134	London Metal Exchange Lead Future*	7,268	9/15/14	100
38	Mill Wheat Euro Future*	487	3/10/15	(56)
37	Natural Gas Future*	1,651	7/29/14	(25)
(93)	Natural Gas Future*	(4,129)	8/27/14	151
(13)	Natural Gas Future*	(576)	9/26/14	15
102	Natural Gas Future*	4,623	11/25/14	79
137	Natural Gas Future*	6,284	12/29/14	96
1	Natural Gas Future*	46	12/29/14	(1)
(13)	Natural Gas Future*	(580)	2/25/15	14
68	Natural Gas Future*	2,768	3/27/15	15
(2)	Natural Gas Future*	(81)	3/27/15	2
18	Natural Gas Future*	728	4/28/15	2
18	Natural Gas Future*	738	7/29/15	10
(18)	Natural Gas Future*	(739)	9/28/15	(6)
8	Natural Gas Future*	348	2/25/16	(8)
(8)	Natural Gas Future*	(328)	3/29/16	6
25	New York Harbor ULSD Future*	3,124	7/31/14	(21)
8	New York Harbor ULSD Future*	1,011	11/28/14	35
37	NYMEX Palladium Future*	3,120	9/26/14	38
41	NYMEX WTI Crude Future*	4,320	7/22/14	(37)
41	NYMEX WTI Crude Future*	4,294	8/20/14	203
(28)	NYMEX WTI Crude Future*	(2,932)	8/20/14	(78)
(1)	NYMEX WTI Crude Future*	(104)	9/22/14	(6)
102	NYMEX WTI Crude Future*	10,422	11/20/14	710
(13)	NYMEX WTI Crude Future*	(1,328)	11/20/14	(28)
1	NYMEX WTI Crude Future*	101	12/19/14	6
36	NYMEX WTI Crude Future*	3,519	5/19/15	161
36	NYMEX WTI Crude Future*	3,451	8/20/15	124
(30)	NYMEX WTI Crude Future*	(2,839)	11/20/15	(1)
18	NYMEX WTI Crude Future*	1,674	2/22/16	15
157	Platinum Future*	11,641	10/29/14	202
332	Primary Aluminum Future*	15,693	9/15/14	(58)
90	Primary Nickel Future*	10,280	9/15/14	110
12	Red Spring Wheat Future*	412	12/12/14	(9)
12	S&P 500 E-Mini Future*	1,171	9/19/14	6
63	Silver Future*	6,633	9/26/14	427
(3)	Soybean Future*	(199)	8/14/14	5
(13)	Soybean Future*	(864)	8/14/14	28
10	Soybean Future*	597	9/12/14	(36)
(30)	Soybean Future*	(1,736)	11/14/14	123
(4)	Soybean Meal Future*	(172)	8/14/14	6
4	Soybean Meal Future*	157	9/12/14	(9)
487	Sugar #11 Future*	9,823	9/30/14	(96)
128	Sugar #11 Future*	2,582	9/30/14	14
(136)	Sugar #11 Future*	(2,928)	2/27/15	(39)
27	Wheat Future*	780	9/12/14	(21)
16	Wheat Future*	462	9/12/14	(12)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(14)	Wheat Future*	$(419)	12/12/14	$73
(1)	Wheat Future*	(30)	12/12/14	—
(19)	Wheat Future*	(588)	3/13/15	110
8	White Sugar Future*	191	9/15/14	(5)
201	Zinc Future*	11,156	9/15/14	457
	Net Unrealized Appreciation/(Depreciation)			$6,930
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.
*	All or a portion of these futures contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Financial Statements for the basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
3,432,131	Brazilian Real	Credit Suisse	7/2/14	$1,530	$1,554	$24
1,086,232	Brazilian Real	Deutsche Bank	7/2/14	476	492	16
4,518,363	Brazilian Real	JPMorgan Chase	8/4/14	2,000	2,024	24
141,000*	Canadian Dollar	Barclays Bank	9/18/14	130	132	2
618,000	Euro	Credit Suisse	7/2/14	838	846	8
398,000*	Euro	Barclays Bank	8/21/14	544	545	1
23,993,809	Euro	Deutsche Bank	7/2/14	32,610	32,852	242
61,976,000	Indian Rupee	JPMorgan Chase	7/23/14	1,016	1,025	9
32,388,160	Indian Rupee	JPMorgan Chase	7/23/14	532	535	3
36,589,644	Indian Rupee	JPMorgan Chase	7/23/14	612	605	(7)
5,690,142	Mexican Peso	Goldman Sachs	9/23/14	436	437	1
12,334,531	Mexican Peso	Goldman Sachs	8/25/14	936	947	11
5,066,946	South African Rand	Deutsche Bank	7/3/14	476	476	—
	Total Currencies Purchased			$42,136	$42,470	$334
	Currencies Sold
4,518,363	Brazilian Real	JPMorgan Chase	7/2/14	$2,018	$2,045	$(27)
1,916,000	British Pound Sterling	Barclays Bank	9/11/14	3,216	3,277	(61)
188,000	Canadian Dollar	Barclays Bank	9/18/14	173	176	(3)
15,000	Euro	Barclays Bank	8/21/14	20	20	—
15,014,809	Euro	Goldman Sachs	7/2/14	20,564	20,558	6
23,994,000	Euro	Deutsche Bank	8/5/14	32,614	32,857	(243)
1,520,000	Euro	JPMorgan Chase	7/2/14	2,068	2,081	(13)
1,414,000	Euro	Deutsche Bank	7/2/14	1,926	1,936	(10)
522,000	Euro	Barclays Bank	7/2/14	711	715	(4)
6,141,000	Euro	Barclays Bank	7/2/14	8,381	8,408	(27)
111,100,000	Japanese Yen	JPMorgan Chase	7/2/14	1,091	1,097	(6)
111,100,000	Japanese Yen	JPMorgan Chase	8/5/14	1,094	1,097	(3)
	Total Currencies Sold			$73,876	$74,267	$(391)
	Net Unrealized Appreciation/(Depreciation)					$(57)

Amounts designated as “—” are $0 or have been rounded to $0.

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Financial Statements for the basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1)	Call – Copper Future Option*	$21,750	$(3)	$—	7/3/14	$3
(1)	Call – Copper Future Option*	21,750	(2)	—	7/3/14	2
(5)	Call – WTI Brent Spread Future Option*	(5)	(4)	(2)	7/16/14	2
(5)	Put – WTI Brent Spread Future Option*	(9)	(2)	(1)	7/16/14	1
(1)	Put – Coffee Future Option*	150	(1)	—	8/11/14	1
(1)	Call – Coffee Future Option*	210	(2)	(1)	8/11/14	1
(7)	Put – Sugar #11 Future Option*	14	(1)	—	9/16/14	1
(7)	Put – Crude Oil Future Option*	1	(2)	(2)	9/22/14	—
(3)	Put – Gold Future Option*	1,200	(5)	(1)	9/26/14	4
(300)	Put – Spread between the Platinum and Gold Indices Future Option*	—	(15)	—	10/2/14	15
(100)	Put – Spread between the Platinum and Gold Indices Future Option*	—	(5)	—	10/3/14	5
(7)	Put – Crude Oil Future Option*	1	(2)	(2)	10/21/14	—
(2)	Put – WTI Brent Spread Future Option*	(15)	(1)	(1)	11/13/14	—
(4)	Call – WTI Brent Spread Future Option*	2	(3)	(2)	11/13/14	1
(2)	Call – WTI Brent Spread Future Option*	(3)	—	(1)	11/13/14	(1)
(4)	Put – WTI Brent Spread Future Option*	(14)	(5)	(2)	11/13/14	3
(4)	Call – WTI Brent Spread Future Option*	(5)	(6)	(4)	11/13/14	2
(7)	Put – Crude Oil Future Option*	1	(2)	(2)	11/20/14	—
(5)	Put – Crude Oil Future Option*	70	(37)	(3)	11/19/15	34
(50)	Put – Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	—	(5)	(1)	1/12/18	4
(50)	Put – Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	—	(5)	(1)	1/23/18	4
(60)	Put – Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	4	(4)	(4)	4/23/24	—
(20)	Put – Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option	4	(1)	(1)	5/17/24	—
	Total		$(113)	$(31)		$82
*	All or a portion of these written options contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Financial Statements for the basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

Total Return Swap Agreementsˆ*

	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Total Return Swap Agreement with JPMorgan Chase Bank, based on the S&P GSCI Grains Index	$2,437	$—	$(213)	8/29/14	$(213)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Agriculture Index	2,014	—	50	2/27/15	50
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Industrial Metals ER Index	808	—	12	5/29/15	12
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Grains ER Index	798	—	(68)	5/29/15	(68)
		$—	$(219)		$(219)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Interest Rate Swap Agreements

	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs International, based on the Brazil Cetip Interbank Deposit Rate Index, 9.10% (a)	16,000 (BRL)	$—	$(328)	1/2/17	$(328)
Interest Rate Swap Agreement with Goldman Sachs International, based on the Mexico Interbank Equilibrium Intrest Rate Index, 6.35% (a)	5,000 (MXN)	(9)	12	9/1/23	21
Interest Rate Swap Agreement with Deutesche Bank, based on the Mexico Interbank Equilibrium Intrest Rate Index, 6.35% (a)	5,500 (MXN)	(11)	13	9/1/23	24
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index, 12.26% (a)	7,900 (BRL)	8	73	1/2/17	65
Interest Rate Swap Agreement with Barclays Bank, based on the Mexico Interbank Equilibrium Intrest Rate Index, 6.35% (a)	6,500 (MXN)	(12)	16	9/1/23	28
Inflation Swap Agreement with Deutesche Bank, based on the CPI Urban Consumers NSA, 2.50% (b)	$500	3	(9)	7/15/22	(12)
		$(21)	$(223)		$(202)

Centrally Cleared Interest Rate Swap Agreements

	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Goldman Sachs International, based on the London Interbank Offer Rate Bank Bill Interest Rate Index, 3.75%	$5,800	$90	$(511)	6/18/44	$(601)
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index, 4.00%	4,600 (AUD)	(29)	142	6/8/19	171
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Bank Bill Interest Rate Index, 0.75%	$10,300	(10)	(37)	6/18/16	(27)
		$51	$(406)		$(457)

Commodity Forward Swap Agreementsˆ

	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Commodity Forward Swap Agreement with Goldman Sachs International, based on the Gold Index, $1,268*	$2	—	$99	1/30/15	$99
Commodity Forward Swap Agreement with Goldman Sachs International, based on the Platinum Index, $1,430*	$1	—	33	10/31/14	33
Commodity Forward Swap Agreement with Goldman Sachs International, based on the Platinum Index, $1,431*	$—	—	23	10/31/14	23
		$—	$155		$155

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (continued) — June 30, 2014

Commodity Swap Agreementsˆ

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Commodity Swap Agreement with Deutsche Bank, based on the LLSBRT Index, $(10.25)*	$6	$—	$31	12/31/14	$31
Commodity Swap Agreement with Goldman Sachs International, based on the sperad between Rotterdam Fuel Oil and Brent Crude Oil Indices, $(9.88)*	(3)	—	33	12/31/14	33
Commodity Swap Agreement with Goldman Sachs International, based on the sperad between Rotterdam Fuel Oil and Brent Crude Oil Indices, $(9.90)*	(3)	—	32	12/31/14	32
Commodity Swap Agreement with Goldman Sachs International, based on the spread between Eurpoean Gasoil and Brent Crude Oil Indices, $17.10*	(3)	—	17	12/31/14	17
Commodity Swap Agreement with Goldman Sachs International, based on the spread between Eurpoean Gasoil and Brent Crude Oil Indices, $17.18*	(3)	—	17	12/31/14	17
Commodity Swap Agreement with Goldman Sachs International, based on the TBL/GSCITR Indices*	1,856	—	(8)	8/15/14	(8)
Commodity Swap with Canadian Imperial Bank of Commerce, based on the Dow-Jones UBS Commodity Total Return Index*	2,112	2	(1)	8/15/14	(3)
Commodity Swap with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index*	122,527	(8)	(83)	8/15/14	(75)
Commodity Swap with Goldman Sachs International, based on the Dow-Jones UBS Commodity Total Return Index*	6,388	(4)	(3)	8/15/14	1
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index*	138,967	(1,238)	(92)	8/15/14	1,146
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index*	547	—	1	8/15/14	1
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index*	8,669	28	(5)	8/15/14	(33)
Commodity Swap with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index*	5,109	29	4	8/15/14	(25)
Commodity Swap Agreement with Goldman Sachs International, based on the LLSBRT Index, $(7.55)*	12	—	—	12/31/15	—
Commodity Swap Agreement with Goldman Sachs International, based on the LLSBRT Index, $(7.90)*	24	—	9	12/31/15	9
Commodity Swap Agreement with JPMorgan Chase Bank, based on the LLSBRT Index, $(6.43)*	(2)	—	(2)	12/31/14	(2)
		$(1,191)	$(50)		$1,141

Variance Swap Agreementsˆ

	Notional Amount (000)	Swap Premiums Paid/(Received) (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Variance Swap Agreement with Deustche Bank, based on the Brent Crude Oil Index Index, $0.03*	$562	$—	$5	8/11/14	$5
Variance Swap Agreement with Deustche Bank, based on the Brent Crude Oil Index Index, $0.03*	233	—	1	8/11/14	1
Variance Swap Agreement with Deustche Bank, based on the Brent Crude Oil Index Index, $0.03*	238	—	1	9/10/14	1
Variance Swap Agreement with Deustche Bank, based on the Brent Crude Oil Index Index, $0.03*	305	—	1	8/11/14	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Consolidated Portfolio of Investments (concluded) — June 30, 2014

	Notional Amount (000)	Swap Premiums Paid/(Received) (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Variance Swap Agreement with Deustche Bank, based on the CLV4 Index, $0.03*	$(241)	$—	$(1)	9/17/14	$(1)
Variance Swap Agreement with Deustche Bank, based on the Dow-Jones UBS Commodity Total Return Index, $0.01*	68	—	1	11/5/14	1
Variance Swap Agreement with Deustche Bank, based on the WTI Crude Oil Index Index, $0.03*	(237)	—	(1)	8/15/14	(1)
Variance Swap Agreement with Deustche Bank, based on the WTI Crude Oil Index Index, $0.03*	(297)	—	(2)	8/15/14	(2)
Variance Swap Agreement with Deustche Bank, based on the WTI Crude Oil Index Index, $0.03*	(548)	—	(7)	8/15/14	(7)
Variance Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index, $0.01*	215	—	2	11/4/14	2
Variance Swap Agreement with Deutsche Bank, based on the S&P GSCLP Index, 0.05%*	240	—	5	5/14/15	5
Variance Swap Agreement with Deutsche Bank, based on the WTI Crude Oil Index Index, 0.03%*	(143)	—	(1)	5/14/15	(1)
Variance Swap Agreement with Deutsche Bank, based on the WTI Crude Oil Index Index, 0.03%*	(150)	—	(1)	5/14/15	(1)
Variance Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Commodity Total Return Index, $0.02*	187	—	3	2/3/15	3
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05%*	290	—	9	8/6/14	9
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.06%*	160	—	5	11/25/15	5
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index,0.11%*	(120)	—	(5)	11/25/15	(5)
Variance Swap Agreement with Goldman Sachs International, based on the S&P 500 Index, 0.04%*	600	—	16	10/17/14	16
Variance Swap Agreement with Goldman Sachs International, based on the SPGCGCP Index, $0.03*	423	—	(3)	6/11/15	(3)
Variance Swap Agreement with Goldman Sachs International, based on the SPGSSIP Index, $0.06*	(291)	—	(3)	6/11/15	(3)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, $0.04*	269	—	4	8/26/14	4
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.08%*	170	—	9	9/30/14	9
		$—	$38		$38
ˆ	Cash has been pledged as collateral for swap agreements held by the Portfolio.
*	All or a portion of these swap agreements are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Financial Statements for the basis of consolidation.
(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity, widen.
(b)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

Amounts designated as “—” are $0 or have been rounded to $0.

AUD — Australian Dollar

BRL — Brazilian Real

GSCI — Goldman Sachs Commodity Index

MXN — Mexican Nuevo Peso

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 92.40%
	Australia — 4.19%
77,408	ALS Ltd. (Research and Consulting Services)	$647
41,565	Amcor Ltd. (Containers & Packaging)	409
223,639	AMP Ltd. (Insurance)	1,117
65,079	APA Group (Gas Utilities)	423
14,493	ASX Ltd. (Diversified Financial Services)	487
215,909	Australia & New Zealand Banking Group Ltd. (Banks)	6,787
25,892	Bank of Queensland Ltd. (Banks)	298
38,099	Bendigo & Adelaide Bank Ltd. (Banks)	438
305,124	CFS Retail Property Trust (Real Estate Investment Trusts)	587
210,559	Coca-Cola Amatil Ltd. (Beverages)	1,878
129,108	Commonwealth Bank of Australia (Banks)	9,845
811,605	Dexus Property Group (Real Estate Investment Trusts)	849
222,265	Federation Centres (Real Estate Investment Trusts)	522
264,955	GPT Group (Real Estate Investment Trusts)	959
52,231	Iluka Resources Ltd. (Metals & Mining)	400
163,918	Insurance Australia Group Ltd. (Insurance)	903
267,900	Metcash Ltd. (Food & Staples Retailing)	667
545,601	Mirvac Group (Real Estate Investment Trusts)	918
184,651	National Australia Bank Ltd. (Banks)	5,707
7,062	Newcrest Mining Ltd. (Metals & Mining) (a)	70
79,364	Orica Ltd. (Chemicals)	1,458
819,987	Scentre Group (Real Estate Investment Trusts) (a)	2,474
165,162	SP AusNet (Electric Utilities)	206
344,510	Stockland Trust Group (Real Estate Investment Trusts)	1,260
93,307	Suncorp Group Ltd. (Insurance)	1,191
314,283	Sydney Airport (Transportation Infrastructure)	1,250
232,624	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	737
438,665	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	1,352
678,828	Telstra Corp. Ltd. (Diversified Telecommunication Services)	3,334
208,754	Toll Holdings Ltd. (Air Freight & Logistics)	1,004
437,002	Transurban Group (Transportation Infrastructure)	3,045
316,854	Westfield Corp. (Real Estate Investment Trusts)	2,136
245,420	Westpac Banking Corp. (Banks)	7,839
143,018	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	5,538
63,623	WorleyParsons Ltd. (Energy Equipment & Services)	1,044
		67,779

Shares	Security Description	Value (000)
	Austria — 0.23%
285,400	Immofinanz AG (Real Estate Management & Development)	$1,008
42,298	OMV AG (Oil, Gas & Consumable Fuels)	1,912
11,365	Raiffeisen Bank International AG (Banks)	363
7,144	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	382
		3,665
	Belgium — 1.14%
19,443	Ageas (Insurance)	776
38,933	Anheuser-Busch InBev NV (Beverages)	4,472
23,021	Belgacom SA (Diversified Telecommunication Services)	764
32,164	Delhaize Group (Food & Staples Retailing)	2,176
6,640	Groupe Bruxelles Lambert SA (Diversified Financial Services)	690
30,275	KBC Groep NV (Banks) (a)(b)	1,648
15,142	Solvay SA (Chemicals)	2,606
32,323	Telenet Group Holding NV (Media) (a)	1,842
22,373	UCB SA (Pharmaceuticals)	1,894
35,060	Umicore SA (Chemicals)	1,629
		18,497
	Bermuda — 0.27%
102,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	68
140,000	ChinaVision Media Group Ltd. (Media)	32
74,000	CITIC 21CN Co. Ltd. (Diversified Telecommunication Services) (a)	57
46,000	Cosco Pacific Ltd. (Transportation Infrastructure)	64
300,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	49
334,000	Hanergy Solar Group Ltd. (Semiconductors & Semiconductor Equipment)	51
90,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	148
52,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	35
96,197	Seadrill Ltd. (Energy Equipment & Services)	3,818
122,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	75
		4,397
	Brazil — 0.69%
10,700	All America Latina Logistica SA (Road & Rail)	40
130,600	Ambev SA (Beverages)	925
11,900	Anhanguera Educacional Participacoes SA (Diversified Consumer Services)	99
3,100	B2W Cia Digital (Internet & Catalog Retail) (a)	39
17,700	Banco Bradesco SA (Banks)	258
29,040	Banco Bradesco SA – Sponsored ADR (Banks)	422

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
23,900	Banco do Brasil SA (Banks)	$268
26,400	Banco Santander Brasil SA (Banks)	181
17,500	BB Seguridade Participacoes SA (Insurance)	255
50,000	BM&FBOVESPA SA (Diversified Financial Services)	263
12,100	BR Malls Participacoes SA (Real Estate Management & Development)	103
4,700	BR Properties SA (Real Estate Management & Development)	28
18,200	BRF SA (Food Products)	441
24,300	CCR SA (Transportation Infrastructure)	198
8,200	Centrais Electricas Brasileiras SA (Electric Utilities)	24
5,904	CETIP SA (Capital Markets)	84
9,000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	96
19,900	Cielo SA (IT Services)	410
3,900	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	182
1,800	Companhia de Saneamento de Minas Gerais (Water Utilities)	32
19,400	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	83
3,200	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	58
6,000	CPFL Energia SA (Electric Utilities)	54
7,000	Cyrela Brazil Realty S.A. Empreendimentos (Household Durables)	44
9,130	Duratex SA (Paper Products)	37
5,400	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	37
7,300	EDP – Energias do Brasil SA (Electric Utilities)	36
17,400	Embraer SA (Aerospace & Defense)	158
8,000	Estacio Participacoes SA (Diversified Consumer Services)	105
7,400	Fibria Celulose SA (Paper Products) (a)	72
99,800	Hypermarcas SA (Personal Products) (a)	865
76,450	Itau Unibanco Holding SA (Banks)	1,102
22,200	JBS SA (Food Products)	76
12,400	Klabin SA (Containers & Packaging)	62
5,600	Kroton Educacional SA (Diversified Consumer Services)	158
4,200	Localiza Rent A Car SA (Road & Rail)	69
3,550	Lojas Americanas SA (Multiline Retail)	19
3,400	Lojas Renner SA (Multiline Retail)	109
1,000	M Dias Branco SA (Food Products)	44
2,300	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	54
4,600	Natura Cosmeticos SA (Personal Products)	78
7,700	OdontoPrev SA (Health Care Providers & Services)	33

Shares	Security Description	Value (000)
	Brazil (continued)
82,800	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	$607
3,300	Porto Seguro SA (Insurance)	47
6,000	Qualicorp SA (Health Care Providers & Services) (a)	71
6,500	Raia Drogasil SA (Food & Staples Retailing)	54
11,000	Souza Cruz SA (Tobacco)	114
4,200	Sul America SA (Insurance)	30
23,000	Tim Participacoes SA (Wireless Telecommunication Services)	134
3,800	Totvs SA (Software)	65
4,700	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	71
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	28
9,800	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	232
36,900	Vale SA (Metals & Mining)	488
102,800	Vale SA – Sponsored ADR (Metals & Mining)	1,361
1,000	Via Varejo SA (Specialty Retail) (a)	11
8,190	WEG SA (Machinery)	103
		11,117
	Canada — 0.65%
9,800	Bank of Nova Scotia (Banks)	653
300	CAE, Inc. (Aerospace & Defense)	4
23,800	Cameco Corp. (Oil, Gas & Consumable Fuels)	467
45,900	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,488
34,300	Centerra Gold, Inc. (Metals & Mining)	216
95,400	Centerra Gold, Inc. (Metals & Mining)	602
43,500	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,065
109,084	First Quantum Minerals Ltd. (Metals & Mining)	2,333
34,200	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,803
14,200	Potash Corp. of Saskatchewan, Inc. (Chemicals)	540
11,800	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)	303
		10,474
	Cayman Islands — 0.45%
20,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	130
26,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	41
23,000	Chailease Holding Co. Ltd. (Diversified Financial Services)	58
46,900	China Huishan Dairy Holdings Co. Ltd. (Food Products) (a)	10
252,000	China Mengniu Dairy Co. Ltd. (Food Products)	1,166

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
60,000	China Resources Cement Holdings Ltd. (Construction Materials)	$38
7,300	Ctrip.com International, ADR (Hotels, Restaurants & Leisure) (a)	467
268,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment) (a)	90
160,000	Geely Automobile Holdings Ltd. (Automobiles)	56
20,000	Golden Eagle Retail Group Ltd. (Multiline Retail)	24
31,000	Intime Retail Group Co. Ltd. (Multiline Retail)	27
21,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	43
5,000	Kingsoft Corp. Ltd. (Software)	15
31,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	16
78,000	New World China Land Ltd. (Real Estate Management & Development)	47
16,000	Shenzhou International Group (Textiles, Apparel & Luxury Goods)	55
231,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	629
285,735	Tencent Holdings Ltd. (Internet Software & Services)	4,358
34,000	Uni-President China Holdings Ltd. (Food Products)	26
9,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	30
		7,326
	Chile — 0.10%
72,544	AES Gener SA (Independent Power and Renewable Electricity Producers)	38
68,483	Aguas Andinas SA, Class – A (Water Utilities)	43
660,414	Banco de Chile SA (Banks)	88
869	Banco de Credito e Inversiones SA (Banks)	50
1,810,634	Banco Santander Chile (Banks)	119
2,253	Cap SA (Metals & Mining)	32
33,567	Cencosud SA (Food & Staples Retailing)	110
225,977	Colbun SA (Independent Power and Renewable Electricity Producers)	57
4,236	Compania Cervecerias Unidas SA (Beverages)	50
3,540,169	CorpBanca SA (Banks)	44
93,547	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	140
3,682	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	45
35,537	Empresas CMPC SA (Paper Products)	78

Shares	Security Description	Value (000)
	Chile (continued)
13,326	Empresas Copec SA (Oil, Gas & Consumable Fuels)	$174
566,713	Enersis SA (Electric Utilities)	191
8,877	LATAM Airlines Group SA (Airlines) (a)	120
22,579	S.A.C.I. Falabella (Multiline Retail)	205
14,053	Vina Concha y Toro SA (Beverages)	28
		1,612
	China — 1.41%
592,000	Agricultural Bank of China Ltd., H Shares (Banks)	261
54,000	Air China Ltd. (Airlines)	32
98,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	35
33,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	114
60,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	34
30,325	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)	5,665
3,357,613	Bank of China Ltd., H Shares (Banks)	1,503
243,000	Bank of Communications Co. Ltd., H Shares (Banks) (a)	168
38,000	BBMG Corp., H Shares (Construction Materials)	25
46,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	32
5,500	Biostime International Holdings Ltd. (Food Products)	31
15,000	Byd Co. Ltd., H Shares (Automobiles) (a)	86
54,000	China BlueChemical Ltd., H Shares (Chemicals)	29
119,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets) (a)	59
235,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	143
105,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	55
118,000	China Communications Construction Co. Ltd. (Construction & Engineering)	80
76,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	37
1,994,000	China Construction Bank Corp., H Shares (Banks)	1,508
54,000	China COSCO Holdings Co. Ltd., H Shares (Marine) (a)	21
25,700	China Everbright Bank Co. Ltd., H Shares (Banks) (a)	12
14,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	29
206,000	China Life Insurance Co. Ltd., H Shares (Insurance)	540
81,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	88

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
127,000	China Merchants Bank Co. Ltd., H Shares (Banks) (a)	$250
171,600	China Minsheng Banking Corp. Ltd., H Shares (Banks)	155
80,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	71
50,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	120
271,600	China Pacific Insurance Group Co. Ltd. (Insurance)	958
704,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	671
58,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	51
101,000	China Railway Group Ltd., H Shares (Construction & Engineering)	49
450,840	China Resources Land Ltd. (Real Estate Management & Development)	825
93,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	270
73,000	China Shipping Container Lines Co. Ltd., H Shares (Marine) (a)	19
386,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	189
38,300	China Vanke Co. Ltd., H Shares (Real Estate Management & Development) (a)	68
25,400	Chongqing Changan Automobile Co. Ltd., Class – A (Automobiles)	50
77,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	36
29,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	64
136,000	Country Garden Holdings Co. (Real Estate Management & Development)	54
55,000	CSR Corp. Ltd., H Shares (Machinery)	41
72,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	28
72,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	129
20,000	ENN Energy Holdings Ltd. (Gas Utilities)	144
27,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	102
68,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	79
19,000	Haitian International Holdings Ltd. (Machinery)	44
35,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)	55
88,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	99
5,148,058	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	3,254

Shares	Security Description	Value (000)
	China (continued)
25,900	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Oil, Gas & Consumable Fuels)	$33
13,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	807
36,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	42
34,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	53
40,500	Longfor Properties (Real Estate Management & Development)	50
22,000	New China Life Insurance Co. Ltd., H Shares (Insurance)	73
141,000	People’s Insurance Co. Group of China Ltd., H Shares (Insurance) (a)	56
582,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	736
420,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	636
90,500	Ping An Insurance Group Co. of China (Insurance)	701
48,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	47
78,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment) (a)	31
4,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	17
19,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	41
41,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	76
112,500	Shui On Land Ltd. (Real Estate Management & Development)	27
32,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	36
106,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	30
29,200	Sinopharm Group Co. (Health Care Providers & Services)	81
53,000	Soho China Ltd. (Real Estate Management & Development)	42
71,000	Sun Art Retail Group Ltd. (Food & Staples Retailing)	81
10,000	Tsingtao Brewery Co. Ltd. (Beverages)	78
166,000	Want Want China Holdings Ltd. (Food Products)	238
14,000	Weichai Power Co. Ltd. (Machinery)	55
48,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	36
42,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	43
21,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	28
16,000	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	49

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
174,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	$40
39,200	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery) (a)	24
18,400	ZTE Corp., H Shares (Communications Equipment)	36
		22,785
	Colombia — 0.05%
5,942	Almacenes Exito SA (Food & Staples Retailing)	100
2,681	Banco Davivienda SA (Banks)	43
10,169	Cementos Argos SA (Construction Materials)	64
2,171	Corporacion Financiera Colombiana SA (Diversified Financial Services)	44
136,195	Ecopetrol SA (Oil, Gas & Consumable Fuels)	248
7,583	Grupo Argos SA (Construction Materials)	91
6,829	Grupo de Inversiones Suramericana (Diversified Financial Services)	146
9,604	Interconexion Electrica SA (Electric Utilities) (a)	47
23,886	ISAGEN SA ESP (Electric Utilities)	39
		822
	Curaçao — 0.11%
14,518	Schlumberger Ltd. (Energy Equipment & Services)	1,712
	Czech Republic — 0.02%
4,336	CEZ A/S (Electric Utilities) (a)	131
450	Komercni Banka A/S (Banks)	104
2,643	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	37
		272
	Denmark — 1.23%
508	A.P. Moller – Maersk A/S, Class – A (Marine)	1,195
1,281	A.P. Moller – Maersk A/S, Class – B (Marine)	3,184
23,572	Genmab A/S (Biotechnology) (a)	1,006
22,756	ISS A/S (Commercial Services & Supplies) (a)(b)	813
260,922	Novo Nordisk A/S, Class – B (Pharmaceuticals)	12,011
5,524	Rockwool International A/S, B Shares (Building Products)	1,020
50,177	TDC A/S (Diversified Telecommunication Services)	519
1,370	Tryg A/S (Insurance)	138
		19,886
	Egypt — 0.01%
24,541	Commercial International Bank Egypt SAE (Banks)	123
82,417	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	59

Shares	Security Description	Value (000)
	Egypt (continued)
25,953	Talaat Moustafa Group (Real Estate Management & Development)	$31
8,648	Telecom Egypt Co. (Diversified Telecommunication Services)	16
		229
	Finland — 0.68%
12,829	Elisa Oyj (Diversified Telecommunication Services)	392
50,725	Fortum Oyj (Electric Utilities)	1,362
24,019	Metso Oyj (Machinery)	910
13,237	Nokian Renkaat Oyj (Auto Components)	517
18,412	Orion Oyj, Class – B (Pharmaceuticals)	686
87,536	Sampo Oyj, A Shares (Insurance)	4,429
102,742	Stora Enso Oyj, R Shares (Paper Products)	1,000
99,057	UPM-Kymmene Oyj (Paper Products)	1,693
		10,989
	France — 8.49%
198,123	AXA SA (Insurance)	4,735
93,005	BNP Paribas (Banks)	6,308
56,276	Bouygues SA (Construction & Engineering)	2,342
32,102	Casino Guichard-Perrachon SA (Food & Staples Retailing)	4,256
10,974	CNP Assurances (Insurance)	228
3,250	Compagnie de Saint-Gobain (Building Products)	183
39,820	Credit Agricole SA (Banks)	562
18,903	Danone SA (Food Products)	1,404
24,735	Edenred (Commercial Services & Supplies)	750
17,231	Electricite de France SA (Electric Utilities)	543
40,809	Eutelsat Communications (Media)	1,418
3,412	Fonciere des Regions (Real Estate Investment Trusts)	370
157,174	GDF Suez (Multi-Utilities)	4,327
2,679	Gecina SA (Real Estate Investment Trusts)	391
4,385	Icade (Real Estate Investment Trusts)	470
9,451	JC Decaux SA (Media)	353
12,080	Klepierre (Real Estate Investment Trusts)	616
30,642	Lagardere SCA (Media)	998
54,059	Legrand SA (Electrical Equipment)	3,307
13,375	L’Oreal SA (Personal Products)	2,305
12,675	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,444
56,109	Natixis (Banks)	360
26,426	Numericable Group SA (Media) (a)	1,574
225,369	Orange (Diversified Telecommunication Services)	3,556
44,100	Pernod Ricard SA (Beverages)	5,296
109,476	Psa Peugeot Citroen (Automobiles) (a)	1,618
10,438	Publicis Groupe (Media)	885
15,765	Renault SA (Automobiles)	1,425
52,573	Rexel SA (Trading Companies & Distributors)	1,229
16,657	Safran SA (Aerospace & Defense)	1,091

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
210,747	Sanofi-Aventis (Pharmaceuticals)	$22,385
86,703	Schneider Electric SA (Electrical Equipment)	8,162
11,140	SCOR SE (Insurance)	383
25,200	Societe Generale (Banks)	1,320
19,302	Suez Environnement Co. (Multi-Utilities)	369
43,194	Technip SA (Energy Equipment & Services)	4,725
308,814	Total SA (Oil, Gas & Consumable Fuels)	22,317
11,773	Unibail-Rodamco SE (Real Estate Investment Trusts)	3,424
24,502	Veolia Environnement (Multi-Utilities)	467
133,201	Vinci SA (Construction & Engineering)	9,958
172,038	Vivendi (Diversified Telecommunication Services)	4,210
123,547	Zodiac Aerospace (Aerospace & Defense)	4,181
		137,245
	Germany — 7.62%
21,573	Allianz SE (Insurance)	3,594
7,404	Axel Springer AG (Media)	456
118,782	BASF SE (Chemicals)	13,829
74,297	Bayer AG (Pharmaceuticals)	10,493
74,931	Bayerische Motoren Werke AG (Automobiles)	9,502
25,950	Beiersdorf AG (Personal Products)	2,511
4,879	Bilfinger Berger SE (Commercial Services & Supplies)	556
3,343	Brenntag AG (Trading Companies & Distributors)	597
235,186	Daimler AG (Automobiles)	22,027
20,601	Deutsche Bank AG (Capital Markets)	725
9,027	Deutsche Boerse AG (Diversified Financial Services)	701
47,378	Deutsche Lufthansa AG (Airlines)	1,017
277,087	Deutsche Post AG (Air Freight & Logistics) (b)	10,020
305,302	Deutsche Telekom AG – Registered (Diversified Telecommunication Services)	5,350
86,121	Deutsche Wohnen AG (Real Estate Management & Development)	1,857
84,497	E.ON AG (Multi-Utilities)	1,745
11,698	ElringKlinger AG (Auto Components)	483
2,837	Hannover Rueckversicherung AG – Registered (Insurance)	256
6,107	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	913
32,789	K+S AG – Registered (Chemicals)	1,078
38,002	Linde AG (Chemicals)	8,081
27,941	MTU Aero Engines Holding AG (Aerospace & Defense)	2,570
8,411	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,865

Shares	Security Description	Value (000)
	Germany (continued)
34,386	ProSiebenSat.1 Media AG – Registered (Media)	$1,531
22,921	RWE AG (Multi-Utilities)	984
36,491	SAP AG (Software)	2,818
131,295	Siemens AG (Industrial Conglomerates)	17,339
25,966	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	215
		123,113
	Greece — 0.06%
113,571	Alpha Bank AE (Banks) (a)	106
217,770	Eurobank Ergasias SA (Banks) (a)	110
878	Folli Follie SA (Specialty Retail) (a)	35
7,230	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services) (a)	107
2,958	JUMBO SA (Specialty Retail) (a)	48
45,129	National Bank of Greece SA (Banks) (a)	164
6,479	Opap SA (Hotels, Restaurants & Leisure)	115
63,350	Piraeus Bank SA (Banks) (a)	141
2,715	Public Power Corp. SA (Electric Utilities)	42
1,466	Titan Cement Co. SA (Construction Materials)	48
		916
	Hong Kong — 3.76%
44,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	31
2,044,380	AIA Group Ltd. (Insurance) (b)	10,275
316,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,990
126,000	Belle International Holdings Ltd. (Specialty Retail)	140
333,335	BOC Hong Kong (Holdings) Ltd. (Banks)	966
84,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	158
139,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	964
68,000	China Agri-Industries Holdings Ltd. (Food Products)	26
172,000	China Everbright International Ltd. (Commercial Services & Supplies)	246
26,000	China Everbright Ltd. (Capital Markets)	35
54,000	China Gas Holdings Ltd. (Gas Utilities)	112
478,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,493
506,110	China Mobile Ltd. (Wireless Telecommunication Services)	4,911
114,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	277
32,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	89
26,000	China Resources Gas Group Ltd. (Gas Utilities)	82

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
54,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	$153
46,000	China State Construction International Holdings Ltd. (Construction & Engineering)	81
27,000	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	48
694,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	1,073
46,000	CITIC Pacific Ltd. (Industrial Conglomerates)	81
162,175	CLP Holdings Ltd. (Electric Utilities)	1,331
2,354,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,229
34,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	27
164,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	64
46,000	Far East Horizon Ltd. (Diversified Financial Services)	34
48,500	Fosun International Ltd. (Metals & Mining)	64
114,000	Franshion Properties China Ltd. (Real Estate Management & Development)	30
74,000	Guangdong Investment Ltd. (Water Utilities)	85
28,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	35
30,000	Haier Electronics Group Co. Ltd. (Household Durables)	78
393,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,212
69,345	Hang Seng Bank Ltd. (Banks)	1,132
20,500	Hengan International Group Co. Ltd. (Personal Products)	216
1,399,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,648
106,768	HongKong Land Holdings Ltd. (Real Estate Management & Development)	712
82,000	Hysan Development Co. (Real Estate Management & Development)	384
118,000	Kerry Properties Ltd. (Real Estate Management & Development)	413
174,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	238
574,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	850
9,400	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	336
172,000	MTR Corp. Ltd. (Road & Rail)	662
926,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,054
745,000	PCCW Ltd. (Diversified Telecommunication Services)	444
66,000	Poly Property Group Co. Ltd. (Real Estate Management & Development)	28

Shares	Security Description	Value (000)
	Hong Kong (continued)
128,047	Power Assets Holdings Ltd. (Electric Utilities)	$1,119
455,600	Sands China Ltd. (Hotels, Restaurants & Leisure) (b)	3,441
15,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	46
88,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	71
447,854	Sino Land Co. Ltd. (Real Estate Management & Development)	737
100,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	51
964,194	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	2,416
291,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,994
144,450	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,778
116,204	The Bank of East Asia Ltd. (Banks)	482
732,067	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	3,939
346,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	2,490
54,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	151
101,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	399
35,000	Yingde Gases Group Co. Ltd. (Chemicals)	38
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	32
		60,721
	Hungary — 0.02%
859	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	46
6,307	OTP Bank Nyrt PLC (Banks)	121
4,016	Richter Gedeon Nyrt (Pharmaceuticals)	77
		244
	India — 0.07%
20,900	Infosys Ltd. – Sponsored ADR (IT Services)	1,124
	Indonesia — 0.24%
124,800	Media Nusantara Citra (Media)	29
356,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	36
11,700	PT Astra Agro Lestari Tbk (Food Products)	28
1,149,800	PT Astra International Tbk (Automobiles)	706
341,500	PT Bank Central Asia Tbk (Banks)	317
103,900	PT Bank Danamon Indonesia Tbk (Banks)	36
258,800	PT Bank Mandiri Tbk (Banks)	212
194,400	PT Bank Negara Indonesia Persero Tbk (Banks)	78
1,218,400	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,062
206,500	PT Bumi Serpong Damai (Real Estate Management & Development)	26
218,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	70

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
210,300	PT Global MediaCom Tbk (Media)	$38
14,000	PT Gudang Garam Tbk (Tobacco)	63
11,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	27
37,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	72
34,100	PT Indofood CBP Sukses Makmur Tbk (Food Products)	29
130,600	PT Indofood Sukses Makmur Tbk (Food Products)	73
40,800	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	21
668,300	PT Kalbe Farma Tbk (Pharmaceuticals)	94
590,300	PT Lippo Karawaci Tbk (Real Estate Management & Development)	48
44,500	PT Matahari Department Store Tbk (Multiline Retail)	52
299,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	141
78,900	PT Semen Gresik (Persero) Tbk (Construction Materials)	100
128,800	PT Surya Citra Media Tbk (Media)	39
24,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	22
1,339,600	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	279
55,400	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	38
40,300	PT Unilever Indonesia Tbk (Household Products)	100
42,800	PT United Tractors Tbk (Machinery)	83
80,800	PT XL Axiata Tbk (Diversified Telecommunication Services)	35
		3,954
	Ireland — 0.61%
44,471	Covidien PLC (Health Care Equipment & Supplies)	4,010
58,552	CRH PLC (Construction Materials)	1,504
88,424	CRH PLC (Construction Materials)	2,269
44,642	Glanbia PLC (Food Products)	674
15,157	Ryanair Holdings PLC – Sponsored ADR (Airlines) (a)	846
25,295	Smurfit Kappa Group PLC (Containers & Packaging)	578
		9,881
	Israel — 0.33%
245,495	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	460
1,106	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	458
121,678	Israel Chemicals Ltd. (Chemicals)	1,043

Shares	Security Description	Value (000)
	Israel (continued)
63,505	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	$3,357
		5,318
	Italy — 0.79%
24,463	Assicurazioni Generali SpA (Insurance)	536
40,210	Atlantia SpA (Transportation Infrastructure)	1,146
199,419	Enel SpA (Electric Utilities)	1,161
325,286	Eni SpA (Oil, Gas & Consumable Fuels)	8,899
61,459	Snam Rete Gas SpA (Gas Utilities)	370
340,757	Telecom Italia SpA (Diversified Telecommunication Services)	337
46,009	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	243
		12,692
	Japan — 16.49%
121,975	Aeon Co. Ltd. (Food & Staples Retailing)	1,500
5,300	Aeon Credit Service Co. Ltd. (Consumer Finance)	139
38,768	Aisin Seiki Co. Ltd. (Auto Components)	1,542
40,000	Ajinomoto Co., Inc. (Food Products)	627
53,000	Aozora Bank Ltd. (Banks)	174
205,851	Asahi Glass Co. Ltd. (Building Products)	1,213
253,577	Asahi Kasei Corp. (Chemicals)	1,940
450,600	Astellas Pharma, Inc. (Pharmaceuticals)	5,921
14,551	Benesse Holdings, Inc. (Diversified Consumer Services)	631
124,100	Bridgestone Corp. (Auto Components)	4,343
229,213	Canon, Inc. (Technology Hardware, Storage & Peripherals)	7,459
114,592	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,197
38,426	Daihatsu Motor Co. Ltd. (Automobiles)	683
136,002	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,538
6,604	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	777
57,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,181
143,400	Denso Corp. (Auto Components)	6,846
51,130	Eisai Co. Ltd. (Pharmaceuticals)	2,142
5,800	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	188
23,000	EXEDY Corp. (Auto Components)	683
11,943	FamilyMart Co. Ltd. (Food & Staples Retailing)	515
11,400	Fanuc Ltd. (Machinery)	1,966
37,000	Fukuoka Financial Group, Inc. (Banks)	179
44,500	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,183
21,518	Hitachi Chemical Co. Ltd. (Chemicals)	356
540,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,956

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7,900	Hokuriku Electric Power Co. (Electric Utilities)	$105
391,220	Honda Motor Co. Ltd. (Automobiles)	13,661
87,422	HOYA Corp. (Electronic Equipment, Instruments & Components)	2,905
17,100	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	372
883,000	IHI Corp. (Machinery)	4,115
309,990	ITOCHU Corp. (Trading Companies & Distributors)	3,982
5,377	ITOCHU Techno-Solutions Corp. (IT Services)	234
11,300	Japan Airlines Co. Ltd. (Airlines)	625
75	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	269
108	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	629
216	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	486
229,703	Japan Tobacco, Inc. (Tobacco)	8,375
64,000	JGC Corp. (Construction & Engineering)	1,945
121,055	JS Group Corp. (Building Products)	3,268
36,217	JSR Corp. (Chemicals)	621
462,624	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,476
69,100	Kakaku.com, Inc. (Internet Software & Services)	1,211
58,398	Kaneka Corp. (Chemicals)	366
184,000	Kawasaki Heavy Industries Ltd. (Machinery)	701
167,748	KDDI Corp. (Wireless Telecommunication Services)	10,233
10,420	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,547
175,248	Kirin Holdings Co. Ltd. (Beverages)	2,531
239,500	Komatsu Ltd. (Machinery)	5,561
255,000	Kubota Corp. (Machinery)	3,615
68,226	Kuraray Co. Ltd. (Chemicals)	865
22,800	Kurita Water Industries Ltd. (Machinery)	528
48,147	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	652
12,833	Lawson, Inc. (Food & Staples Retailing)	963
439,286	Marubeni Corp. (Trading Companies & Distributors)	3,214
9,623	Maruichi Steel Tube Ltd. (Metals & Mining)	258
260,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,155
313,258	Mitsubishi Corp. (Trading Companies & Distributors)	6,515
45,150	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	676
799,589	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,902
351,295	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,632

Shares	Security Description	Value (000)
	Japan (continued)
1,162,397	Mizuho Financial Group, Inc. (Banks)	$2,387
23,500	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	568
13,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,273
184,167	NGK Insulators Ltd. (Machinery)	4,182
30,100	NHK Spring Co. Ltd. (Auto Parts & Equipment)	282
216,900	Nikon Corp. (Household Durables)	3,415
8,900	Nintendo Co. Ltd. (Software)	1,065
133	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	777
162,003	Nippon Express Co. Ltd. (Road & Rail)	785
15,000	Nippon Paint Co. Ltd. (Chemicals)	318
125	Nippon Prologis REIT, Inc. (Industrial Real Estate Investment Trusts)	291
43,722	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	2,727
613,021	Nissan Motor Co. Ltd. (Automobiles)	5,816
16,947	NKSJ Holdings, Inc. (Insurance)	456
11,500	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	218
55,000	NSK Ltd. (Machinery)	715
153,200	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,620
160,005	Oji Paper Co. Ltd. (Paper Products)	659
115,400	Olympus Corp. (Health Care Equipment & Supplies) (a)	3,976
35,393	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,117
30,100	Oracle Corp. Japan (Software)	1,316
94,523	Osaka Gas Co. Ltd. (Gas Utilities)	398
74,219	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,301
19,800	Park24 Co. Ltd. (Commercial Services & Supplies)	360
104,881	Resona Holdings, Inc. (Banks)	611
7,400	Rinnai Corp. (Household Durables)	715
13,900	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals)	216
9,100	Ryohin Keikaku Co. (Multiline Retail)	1,033
10,767	Sankyo Co. Ltd. (Leisure Products)	414
84,543	Sekisui Chemical Co. Ltd. (Household Durables)	979
109,361	Sekisui House Ltd. (Household Durables)	1,500
33,804	Seven Bank Ltd. (Banks)	138
47,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,863
60,114	Shionogi & Co. Ltd. (Pharmaceuticals)	1,255
37,000	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	420
3,500	SMC Corp. (Machinery)	937
67,449	SoftBank Corp. (Wireless Telecommunication Services)	5,023
281,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,063

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
229,603	Sumitomo Corp. (Trading Companies & Distributors)	$3,101
99,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,608
185,629	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,778
211,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	964
34,369	Sumitomo Rubber Industries Ltd. (Auto Components)	496
21,100	Sysmex Corp. (Health Care Equipment & Supplies)	793
159,711	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,408
68,250	The Bank of Yokohama Ltd. (Banks)	393
41,000	The Yokohama Rubber Co. Ltd. (Auto Components)	355
34,836	Tokio Marine Holdings, Inc. (Insurance)	1,146
58,020	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	551
111,911	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	866
752,000	Toshiba Corp. (Industrial Conglomerates)	3,512
13,419	Toyoda Gosei Co. Ltd. (Auto Components)	279
379,541	Toyota Motor Corp. (Automobiles)	22,797
40,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,156
55,700	Trend Micro, Inc. (Software)	1,835
8,700	Unicharm Corp. (Household Products)	519
228	United Urban Investment Corp. (Real Estate Investment Trusts)	368
44,090	USS Co. Ltd. (Specialty Retail)	753
34,377	West Japan Railway Co. (Road & Rail)	1,514
408,900	Yahoo Japan Corp. (Internet Software & Services)	1,889
10,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	218
		266,560
	Jersey — 0.41%
412,793	Glencore International PLC (Metals & Mining)	2,300
26,910	Wolseley PLC (Trading Companies & Distributors)	1,475
131,381	WPP PLC (Media)	2,864
		6,639
	Luxembourg — 0.46%
40,966	GAGFAH SA (Real Estate Management & Development) (a)	746
6,149	RTL Group (Media)	684
158,665	SES – FDR, Class – A (Media)	6,017
		7,447

Shares	Security Description	Value (000)
	Malaysia — 0.27%
40,200	Airasia Berhad (Airlines)	$29
30,000	Alliance Financial Group Berhad (Banks)	44
48,300	AMMB Holdings Berhad (Banks)	107
46,300	Astro Malaysia Holdings Berhad (Media)	51
70,200	Axiata Group Berhad (Wireless Telecommunication Services)	152
21,897	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	26
3,800	British American Tobacco Malaysia Berhad (Tobacco)	78
24,900	Bumi Armada Berhad (Energy Equipment & Services)	26
137,500	CIMB Group Holdings Berhad (Banks)	314
46,000	Dialog Group Berhad (Construction & Engineering)	54
89,200	DiGi.com Berhad (Wireless Telecommunication Services)	159
40,100	Felda Global Ventures Holdings Berhad (Food Products)	52
40,000	Gamuda Berhad (Construction & Engineering)	59
59,500	Genting Berhad (Hotels, Restaurants & Leisure)	185
85,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	112
7,800	Genting Plantations Berhad (Food Products)	28
17,000	Hong Leong Bank Berhad (Banks)	73
6,900	Hong Leong Financial Group Berhad (Banks)	35
67,200	Ihh Healthcare Berhad (Health Care Providers & Services)	92
32,400	IJM Corp. Berhad (Construction & Engineering)	68
85,500	IOI Corp. Berhad (Food Products)	139
39,800	IOI Properties Group Berhad (Real Estate Management & Development) (a)	31
13,800	Kuala Lumpur Kepong Berhad (Food Products)	104
11,600	Lafarge Malayan Cement Berhad (Construction Materials)	36
122,900	Malayan Banking Berhad (Banks)	376
16,400	Malaysia Airports holdings Berhad (Transportation Infrastructure)	41
55,600	Maxis Berhad (Wireless Telecommunication Services)	117
31,700	MISC Berhad (Marine)	64
19,000	MMC Corp. Berhad (Industrial Conglomerates)	15
76,600	Petronas Chemicals Group Berhad (Chemicals)	162
7,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	52

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
16,100	Petronas Gas Berhad (Gas Utilities)	$123
13,300	PPB Group Berhad (Food Products)	63
63,000	Public Bank Berhad (Banks)	384
16,600	RHB Capital Berhad (Banks)	44
97,700	SapuraKencana Petroleum Berhad (Energy Equipment & Services) (a)	134
74,100	Sime Darby Berhad (Industrial Conglomerates)	223
29,200	Telekom Malaysia Berhad (Diversified Telecommunication Services)	58
79,500	Tenega Nasional Berhad (Electric Utilities)	302
49,300	UEM Sunrise Berhad (Real Estate Management & Development)	31
16,100	UMW Holdings Berhad (Automobiles)	55
128,000	YTL Corp. Berhad (Multi-Utilities)	64
49,200	YTL Power International Berhad (Multi-Utilities)	23
		4,385
	Mexico — 0.56%
78,900	Alfa SAB de CV, Class – A (Industrial Conglomerates)	218
951,000	America Movil SAB de CV (Wireless Telecommunication Services)	988
9,700	Arca Continental SAB de CV (Beverages)	66
327,564	Cemex SAB de CV (Construction Materials) (a)	434
15,800	Cemex SAB de CV – Sponsored ADR (Construction Materials) (a)	209
12,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	140
33,200	Compartamos SAB de CV (Consumer Finance)	64
12,400	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	47
5,400	El Puerto de Liverpool SA de CV, Class 1 (Multiline Retail) (a)	64
50,200	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	176
54,300	Fomento Economico Mexicano SAB de CV (Beverages)	508
24,200	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals) (a)	66
1,100	Gruma, SAB de CV, Class – B (Food Products) (a)	13
9,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	62
6,200	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	78
45,900	Grupo Bimbo SAB de CV (Food Products)	134
16,100	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	84
10,900	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	38

Shares	Security Description	Value (000)
	Mexico (continued)
69,300	Grupo Financiero Banorte SAB de CV (Banks)	$495
64,600	Grupo Financiero Inbursa SAB de CV, Class – O (Banks)	193
49,700	Grupo Financiero Santander Mexico SAB de CV, Class – B (Banks) (a)	132
4,400	Grupo Lala SAB de CV (Food Products)	12
107,300	Grupo Mexico SAB de CV, Series B (Metals & Mining)	358
89,747	Grupo Televisa SA, ADR (Media)	3,080
72,200	Grupo Televisa SAB de CV (Media)	495
4,115	Industrias Penoles SAB de CV (Metals & Mining)	103
42,800	Kimberly-Clark de Mexico SAB de CV, Class – A (Household Products)	120
26,900	Mexichem SAB de CV (Chemicals)	111
19,800	Minera Frisco SAB de CV, Class – A1 (Metals & Mining) (a)	39
17,300	Ohl Mexico SAB de CV (Transportation Infrastructure) (a)	53
7,200	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering) (a)	96
147,500	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	395
		9,071
	Netherlands — 3.61%
36,616	AEGON NV (Insurance)	319
99,327	Akzo Nobel NV (Chemicals)	7,446
95,783	ASML Holding NV (Semiconductors & Semiconductor Equipment)	8,919
8,061	ASML Holding NV – NYS (Semiconductors & Semiconductor Equipment)	752
2,205	Corio NV (Real Estate Investment Trusts)	113
4,482	Delta Lloyd NV (Insurance)	114
13,567	European Aeronautic Defence & Space Co. (Aerospace & Defense)	909
16,262	Fugro NV (Energy Equipment & Services)	931
34,843	Gemalto NV (Software)	3,611
79,987	Koninklijke Ahold NV (Food & Staples Retailing)	1,502
6,206	Koninklijke Boskalis Westminster NV (Construction & Engineering)	356
56,630	Koninklijke DSM NV (Chemicals)	4,124
96,889	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,074
276,083	Reed Elsevier NV (Media)	6,332
337,474	TNT NV (Air Freight & Logistics) (a)	1,594
307,265	Unilever NV (Food Products)	13,444
24,252	Wolters Kluwer NV (Media)	718
38,600	Yandex NV (Internet Software & Services) (a)	1,376
58,316	Ziggo NV (Diversified Telecommunication Services) (b)	2,696
		58,330

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand — 0.06%
54,071	Auckland International Airport Ltd. (Transportation Infrastructure)	$185
156,000	Infratil Ltd. (Electric Utilities)	334
190,300	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	446
		965
	Norway — 0.56%
8,312	Gjensidige Forsikring ASA (Insurance)	149
127,843	Orkla ASA (Food Products)	1,139
185,733	Statoil ASA (Oil, Gas & Consumable Fuels)	5,708
40,576	Telenor ASA (Diversified Telecommunication Services)	924
21,873	Yara International ASA (Chemicals)	1,096
		9,016
	Papua New Guinea — 0.17%
306,734	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	2,796
	Peru — 0.02%
5,500	Compania de Minas Buenaventura SA – Sponsored ADR (Metals & Mining)	65
1,900	Credicorp Ltd. (Banks)	295
		360
	Philippines — 0.07%
56,900	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	73
38,300	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	32
60,300	Alliance Global Group, Inc. (Industrial Conglomerates)	40
4,690	Ayala Corp. (Diversified Financial Services)	70
163,700	Ayala Land, Inc. (Real Estate Management & Development)	114
22,490	Bank of the Philippine Islands (Banks)	47
37,810	BDO Unibank, Inc. (Banks)	80
23,160	DMCI Holdings, Inc. (Industrial Conglomerates)	39
248,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	36
1,060	Globe Telecom, Inc. (Wireless Telecommunication Services)	39
15,140	International Container Terminal Services, Inc. (Transportation Infrastructure)	39
70,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	84
12,380	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	50
106,000	Megaworld Corp. (Real Estate Management & Development)	11
324,000	Metro Pacific Investments Corp. (Diversified Financial Services)	37
8,780	Metropolitan Bank & Trust Co. (Banks)	18

Shares	Security Description	Value (000)
	Philippines (continued)
1,260	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	$86
4,130	SM Investments Corp. (Industrial Conglomerates)	77
176,200	SM Prime Holdings, Inc. (Real Estate Management & Development)	64
25,390	Universal Robina Corp. (Food Products)	90
		1,126
	Poland — 0.12%
1,346	Alior Bank SA (Banks) (a)	37
971	Bank Handlowy w Warszawie SA (Banks)	38
13,300	Bank Millennium SA (Banks)	34
3,628	Bank Pekao SA (Banks)	207
819	Bank Zachodni WBK SA (Banks)	100
5,459	Cyfrowy Polsat SA (Media)	40
6,568	Enea SA (Electric Utilities)	34
1,800	Energa SA (Electric Utilities)	12
1,813	Eurocash SA (Food & Staples Retailing)	24
20,831	Getin Nobel Bank SA (Banks) (a)	22
1,261	Grupa Azoty SA (Chemicals)	30
2,309	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	28
1,275	Jastrzebska Spolka Weglowa SA (Metals & Mining)	20
3,832	KGHM Polska Miedz SA (Metals & Mining)	157
439	mBank (Banks)	73
21,551	PGE SA (Electric Utilities)	155
8,827	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	119
52,480	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	91
24,137	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	299
1,552	Powszechny Zaklad Ubezpieczen SA (Insurance)	227
16,485	Synthos SA (Chemicals)	24
32,573	Tauron Polska Energia SA (Electric Utilities) (a)	55
19,720	Telekomunikacja Polska SA (Diversified Telecommunication Services)	63
		1,889
	Portugal — 0.17%
548,829	EDP – Energias de Portugal SA (Electric Utilities)	2,753
	Qatar — 0.03%
2,648	Barwa Real Estate Co. (Real Estate Management & Development)	26
896	Doha Bank Qsc (Banks)	13
959	Industries Qatar Q.S.C. (Industrial Conglomerates)	45
10,143	Masraf Al Rayan (Banks)	126
2,222	Ooredoo Qsc (Diversified Telecommunication Services)	73

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Qatar (continued)
760	Qatar Electricity & Water Co. (Multi-Utilities)	$36
1,254	Qatar Islamic Bank (Banks)	28
1,109	Qatar National Bank (Banks)	50
920	The Commercial Bank of Qatar QSC (Banks)	16
9,533	Vodafone Qatar (Wireless Telecommunication Services)	41
		454
	Russia — 0.41%
12,400	ALROSA AO (Metals & Mining) (a)	15
3,371,000	Federal Hydrogenerating Co. (Electric Utilities) (a)	67
328,207	Gazprom OAO (Oil, Gas & Consumable Fuels) (a)	1,441
14,194	LUKOIL OAO (Oil, Gas & Consumable Fuels)	851
7,245	LUKOIL OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	433
7,277	Magnit OJSC – Sponsored GDR, Registered Shares (Food & Staples Retailing)	429
2,606	MegaFon OAO – Sponsored GDR (Wireless Telecommunication Services)	82
1,571	Mining and Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	311
14,600	Mobile TeleSystems OJSC – Sponsored ADR (Wireless Telecommunication Services)	288
2,542	NovaTek OAO – Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	316
33,780	Rosneft Oil (Oil, Gas & Consumable Fuels) (a)	248
8,300	Rostelecom OJSC (Diversified Telecommunication Services) (a)	21
300,330	Sberbank of Russia (Banks)	747
45,432	Sberbank of Russia – Sponsored ADR (Banks)	462
6,830	Severstal (Metals & Mining)	56
3,825	Sistema JSFC- Registered, GDR (Wireless Telecommunication Services) (a)	118
208,800	Surgutneftegas (Oil, Gas & Consumable Fuels) (a)	163
39,860	Tatneft, Class – S (Oil, Gas & Consumable Fuels) (a)	260
37,470	Uralkali OJSC (Chemicals)	172
146,650,000	VTB Bank OJSC (Banks)	178
		6,658
	Singapore — 1.27%
283,000	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	522
283,624	CapitaCommercial Trust (Real Estate Investment Trusts)	387
348,000	CapitaMall Trust (Real Estate Investment Trusts)	551
175,977	DBS Group Holdings Ltd. (Banks)	2,364

Shares	Security Description	Value (000)
	Singapore (continued)
1,450,429	Hutchison Port Holdings Trust (Transportation Infrastructure)	$1,044
364,480	Keppel Corp. Ltd. (Industrial Conglomerates)	3,156
98,000	Keppel Land Ltd. (Real Estate Management & Development)	266
266,608	Olam International Ltd. (Food & Staples Retailing)	552
183,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,402
365,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,572
411,000	SembCorp Marine Ltd. (Machinery)	1,352
61,601	Singapore Exchange Ltd. (Diversified Financial Services)	343
404,895	Singapore Press Holdings Ltd. (Media)	1,354
200,000	Singapore Tech Engineering (Aerospace & Defense)	610
1,477,480	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	4,563
540,443	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	468
		20,506
	South Africa — 0.58%
43,895	African Bank Investments Ltd. (Diversified Financial Services)	28
3,271	African Rainbow Minerals Ltd. (Metals & Mining)	58
1,722	Anglo Platinum Ltd. (Metals & Mining) (a)	75
11,265	AngloGold Ashanti Ltd. (Metals & Mining) (a)	189
8,279	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	233
1,027	Assore Ltd. (Metals & Mining)	34
9,306	Barclays Africa Group Ltd. (Banks)	141
5,507	Barloworld Ltd. (Trading Companies & Distributors)	52
8,357	Bidvest Group Ltd. (Industrial Conglomerates)	222
5,249	Coronation Fund Managers Ltd. (Capital Markets)	47
8,906	Discovery Ltd. (Insurance)	81
3,474	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	45
85,358	FirstRand Ltd. (Diversified Financial Services)	327
23,078	Gold Fields Ltd. (Metals & Mining)	83
55,514	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	129
11,776	Harmony Gold Mining Co. Ltd. (Metals & Mining) (a)	35
14,854	Impala Platinum Holdings Ltd. (Metals & Mining)	149
5,145	Imperial Holdings Ltd. (Distributors)	97
6,725	Investec Ltd. (Capital Markets)	62
1,805	Kumba Iron Ore Ltd. (Metals & Mining)	58
3,592	Liberty Holdings Ltd. (Insurance)	44

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
27,750	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	$109
2,604	Massmart Holdings Ltd. (Food & Staples Retailing)	32
11,339	Mediclinic International Ltd. (Health Care Providers & Services)	87
28,315	MMI Holdings Ltd. (Insurance)	70
12,952	Mr. Price Group Ltd. (Specialty Retail)	221
46,629	MTN Group Ltd. (Wireless Telecommunication Services)	983
15,024	Nampak Ltd. (Containers & Packaging)	52
13,254	Naspers Ltd. (Media)	1,563
5,585	Nedbank Group Ltd. (Banks)	120
29,026	Netcare Ltd. (Health Care Providers & Services)	78
9,683	Northam Platinum Ltd. (Metals & Mining) (a)	41
6,007	Pick n Pay Stores Ltd. (Food & Staples Retailing)	33
13,295	PPC Ltd. (Construction Materials)	39
79,858	Redefine Properties Ltd. (Real Estate Investment Trusts)	72
13,249	Remgro Ltd. (Diversified Financial Services)	287
20,460	RMB Holdings Ltd. (Diversified Financial Services)	101
17,162	RMI Holdings Ltd. (Insurance)	53
4,340	Samsung Heavy Industries Co. Ltd. (Machinery)	116
49,668	Sanlam Ltd. (Insurance)	289
14,462	Sappi Ltd. (Paper Products) (a)	52
15,246	Sasol Ltd. (Oil, Gas & Consumable Fuels)	908
37,253	Shoprite Holdings Ltd. (Food & Staples Retailing)	540
33,405	Standard Bank Group Ltd. (Banks)	457
48,652	Steinhoff International Holdings Ltd. (Household Durables)	271
5,896	The Foschini Group Ltd. (Specialty Retail)	62
4,499	The Spar Group Ltd. (Food & Staples Retailing)	53
4,444	Tiger Brands Ltd. (Food Products)	128
10,682	Truworths International Ltd. (Specialty Retail)	75
10,004	Vodacom Group Ltd. (Wireless Telecommunication Services)	124
21,100	Woolworths Holdings Ltd. (Multiline Retail)	155
		9,360
	South Korea — 1.94%
94	Amorepacific Corp. (Personal Products)	142
83	Amorepacific Group (Personal Products)	61
4,940	BS Financial Group, Inc. (Banks)	73
1,843	Celltrion, Inc. (Pharmaceuticals)	85
1,259	Cheil Industries, Inc. (Chemicals)*	87
2,220	Cheil Worldwide, Inc. (Media) (a)	50

Shares	Security Description	Value (000)
	South Korea (continued)
211	CJ Cheiljedang Corp. (Food Products)	$72
374	CJ Corp. (Industrial Conglomerates)	52
1,590	Coway Co. Ltd. (Household Durables)	133
815	Daelim Industrial Co. Ltd. (Construction & Engineering)	68
3,090	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering) (a)	27
1,370	Daewoo International Corp. (Trading Companies & Distributors)	50
5,070	Daewoo Securities Co. Ltd. (Capital Markets) (a)	44
2,810	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	71
3,750	DGB Financial Group, Inc. (Banks)	56
1,260	Dongbu Insurance Co. Ltd. (Insurance)	65
180	Doosan Corp. (Industrial Conglomerates)	22
1,410	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	49
3,320	Doosan Infracore Co. Ltd. (Machinery) (a)	42
576	E-Mart Co. Ltd. (Food & Staples Retailing)	132
1,415	GS Engineering & Construction Corp. (Construction & Engineering) (a)	47
1,324	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	59
1,110	Halla Climate Control Corp. (Auto Components)	50
7,940	Hana Financial Group, Inc. (Banks)	294
2,008	Hankook Tire Co. Ltd. (Auto Components)	120
2,680	Hanwha Chemical Corp. (Chemicals)	49
1,430	Hanwha Corp. (Chemicals)	37
439	Honam Petrochemical Corp. (Chemicals)	80
426	Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	38
15,740	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) (a)	755
627	Hyosung Corp. (Chemicals)	42
451	Hyundai Department Store (Multiline Retail)	62
1,690	Hyundai Development Co. (Construction & Engineering)	54
1,892	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	107
374	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	100
1,160	Hyundai Heavy Industries Co. Ltd. (Machinery)	204
1,900	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	54
2,100	Hyundai Merchant Marine Co. Ltd. (Marine) (a)	19
318	Hyundai Mipo Dockyard Co. (Machinery)	46
6,770	Hyundai Mobis Co. Ltd. (Auto Components)	1,900
4,232	Hyundai Motor Co. Ltd. (Automobiles)	960
1,918	Hyundai Steel Co. (Metals & Mining)	141
464	Hyundai Wia Corp. (Auto Components)	90
5,950	Industrial Bank of Korea (Banks)	79

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
910	Jinro Ltd. (Beverages)	$20
2,770	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	82
10,750	KB Financial Group, Inc. (Banks)	374
135	KCC Corp. (Building Products)	82
7,307	Kia Motors Corp. (Automobiles)	409
1,180	Korea Aerospace Industries Ltd. (Aerospace & Defense)	36
70,350	Korea Electric Power Corp. (Electric Utilities)	2,594
867	Korea Gas Corp. (Gas Utilities) (a)	47
990	Korea Investment Holdings Co. Ltd. (Capital Markets)	39
307	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	27
6,430	Korea Life Insurance Co. Ltd. (Insurance)	41
249	Korea Zinc Co. Ltd. (Metals & Mining)	98
900	Korean Air Lines Co. Ltd. (Airlines) (a)	30
1,680	KT Corp. (Diversified Telecommunication Services)	51
36,916	KT&G Corp. (Tobacco)	3,266
1,290	LG Chem Ltd. (Chemicals)	377
2,656	LG Corp. (Industrial Conglomerates)	164
6,520	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	205
2,944	LG Electronics, Inc. (Household Durables)	216
877	LG Household & Health Care Ltd. (Household Products)	395
362	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	52
5,540	LG UPlus Corp. (Diversified Telecommunication Services)	50
21	Lotte Confectionery Co. Ltd. (Food Products)	40
325	Lotte Shopping Co. Ltd. (Multiline Retail)	100
425	LS Corp. (Electrical Equipment)	31
491	LS Industrial Systems Co. Ltd. (Electrical Equipment)	32
770	Mirae Asset Securities Co. Ltd. (Capital Markets)	34
1,704	Naver Corp. (Internet Software & Services)	1,406
459	NCsoft Corp. (Software)	83
435	OCI Co. Ltd. (Chemicals) (a)	74
475	Orion Corp. (Food Products)	435
308	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	11
1,819	POSCO (Metals & Mining)	546
498	S1 Corp. (Commercial Services & Supplies)	40
3,479	Samsung C&T Corp. (Trading Companies & Distributors)	256
890	Samsung Card Co. Ltd. (Consumer Finance)	38
1,598	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	92

Shares	Security Description	Value (000)
	South Korea (continued)
5,358	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$7,001
740	Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	59
927	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	236
1,698	Samsung Life Insurance Co. Ltd. (Insurance)	171
928	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	149
1,570	Samsung Securities Co. Ltd. (Capital Markets)	69
904	Samsung Techwin Co. Ltd. (Industrial Conglomerates)	47
11,850	Shinhan Financial Group Co. Ltd. (Banks)	550
215	Shinsegae Co. Ltd. (Multiline Retail)	46
588	SK C&C Co. Ltd. (IT Services)	97
715	SK Holdings Co. Ltd. (Industrial Conglomerates)	129
1,665	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	186
2,630	SK Networks Co. Ltd. (Trading Companies & Distributors) (a)	28
16,126	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	3,769
1,131	S-Oil Corp. (Oil, Gas & Consumable Fuels)	64
8,243	Woori Finance Holdings Co. Ltd. (Banks) (a)	98
3,690	Woori Investment & Securities Co. Ltd. (Capital Markets)	32
229	Yuhan Corp. (Pharmaceuticals)	41
		31,413
	Spain — 2.36%
70,835	Abertis Infraestructuras SA (Transportation Infrastructure)	1,630
30,725	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,405
258,973	Banco Bilbao Vizcaya SA (Banks)	3,301
933,416	Banco Santander SA (Banks)	9,750
226,701	CaixaBank SA (Banks)	1,399
4,918	Cemex Latam Holdings SA (Construction Materials) (a)	48
47,590	Corporacion Mapfre (Insurance)	190
8,453	Enagas (Gas Utilities)	272
136,130	Ferrovial SA (Construction & Engineering)	3,032
15,434	Gas Natural SDG SA (Gas Utilities)	487
15,677	Grifols SA, ADR (Biotechnology)	691
20,059	Grifols SA (Biotechnology)	1,096
211,940	Iberdrola SA (Electric Utilities)	1,621
5,888	Industria de Diseno Textil SA (Specialty Retail)	906
4,750	Red Electrica Corporacion SA (Electric Utilities)	434
154,483	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,074

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
27,315	Tecnicas Reunidas SA (Energy Equipment & Services)	$1,690
360,542	Telefonica SA (Integrated Telecommunication Services)	6,181
		38,207
	Sweden — 2.38%
52,574	Assa Abloy AB, Class – B (Building Products)	2,676
165,729	Electrolux AB, Series B (Household Durables)	4,193
9,434	Industrivarden AB, C Shares (Diversified Financial Services)	186
217,665	Nordea Bank AB (Banks)	3,073
329,675	Sandvik AB (Machinery)	4,506
96,295	Securitas AB, B Shares (Commercial Services & Supplies)	1,142
117,410	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,570
109,889	Skanska AB, B Shares (Construction & Engineering)	2,509
38,245	Svenska Handelsbanken AB, A Shares (Banks)	1,873
69,837	Swedbank AB, A Shares (Banks)	1,853
48,913	Tele2 AB, B Shares (Wireless Telecommunication Services)	576
848,045	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	10,253
367,048	TeliaSonera AB (Diversified Telecommunication Services)	2,682
102,240	Volvo AB, B Shares (Machinery)	1,409
		38,501
	Switzerland — 9.01%
596,088	ABB Ltd. – Registered (Electrical Equipment)	13,729
16,846	Actelion Ltd. – Registered (Biotechnology)	2,132
3,432	Baloise Holding AG – Registered (Insurance)	405
90,673	Clariant AG (Chemicals)	1,775
26,023	Compagnie Financiere Richemont SA – Registered (Textiles, Apparel & Luxury Goods)	2,731
59,070	Credit Suisse Group AG – Registered (Capital Markets)	1,690
9,684	DKSH Holding Ltd. (Professional Services)	737
3,262	Givaudan SA – Registered (Chemicals)	5,442
32,539	Holcim Ltd. – Registered (Construction Materials)	2,861
12,746	Kuehne & Nagel International (Marine)	1,696
319,527	Nestle SA (Food Products)	24,759
286,165	Novartis AG – Registered (Pharmaceuticals)	25,918
1,714	Pargesa Holding SA (Multi-Sector Holdings)	154

Shares	Security Description	Value (000)
	Switzerland (continued)
5,205	Partners Group Holding AG (Capital Markets)	$1,423
112,291	Roche Holding AG – Genusscheine (Pharmaceuticals)	33,501
1,023	SGS SA – Registered (Professional Services)	2,452
7,038	Swiss Prime Site AG – Registered (Real Estate Management & Development)	583
22,572	Swiss Re AG (Insurance)	2,009
6,193	Swisscom AG – Registered (Diversified Telecommunication Services)	3,601
2,086	Syngenta AG – Registered (Chemicals)	777
4,524	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2,732
5,379	The Swatch Group AG – Registered (Textiles, Apparel & Luxury Goods)	598
441,304	UBS AG – Registered (Capital Markets)	8,098
19,271	Zurich Financial Services AG (Insurance)	5,809
		145,612
	Taiwan — 0.89%
75,000	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	54
172,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	224
8,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	68
56,000	Asia Cement Corp. (Construction Materials)	77
52,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	31
19,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	212
234,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components) (a)	99
18,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	168
15,361	Catcher Technology Co. Ltd. – Sponsored GDR, Registered Shares (Technology Hardware, Storage & Peripherals)	716
216,000	Cathay Financial Holding Co. Ltd. (Insurance)	338
136,000	Chang Hwa Commercial Bank Ltd. (Banks)	84
46,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	118
15,000	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	40
52,000	China Airlines Ltd. (Airlines) (a)	18
370,000	China Development Financial Holding Corp. (Banks)	122
59,000	China Life Insurance Co. Ltd. (Insurance)	54
21,000	China Motor Corp. (Automobiles)	21
322,000	China Steel Corp. (Metals & Mining)	271
360,000	Chinatrust Financial Holding Co. Ltd. (Banks)	240
106,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	342

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
11,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	$20
123,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	101
18,000	CTCI Corp. (Construction & Engineering)	31
51,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	372
164,754	E.Sun Financial Holding Co. Ltd. (Banks)	106
5,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	61
25,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	62
37,000	EVA Airways Corp. (Airlines) (a)	18
42,000	Evergreen Marine Corp. Ltd. (Marine) (a)	23
27,000	Far Eastern Department Stores Ltd. (Multiline Retail)	25
86,000	Far Eastern New Century Corp. (Industrial Conglomerates)	93
46,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	105
9,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	12
201,000	First Financial Holdings Co. Ltd. (Banks)	129
87,000	Formosa Chemicals & Fibre Corp. (Chemicals)	220
1,000	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	12
32,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	83
115,000	Formosa Plastics Corp. (Chemicals)	307
23,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	25
24,000	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	58
187,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	270
8,000	Giant Manufacturing Co. Ltd. (Leisure Products)	62
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	40
9,000	Highwealth Construction Corp. (Real Estate Management & Development)	20
5,000	Hiwin Technologies Corp. (Machinery)	62
310,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,038
7,000	Hotai Motor Co. Ltd. (Specialty Retail)	89
19,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	88
154,000	Hua Nan Financial Holdings Co. Ltd., Class – C (Banks)	96
207,000	Innolux Corp. (Electronic Equipment, Instruments & Components) (a)	97
28,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	51

Shares	Security Description	Value (000)
	Taiwan (continued)
68,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	$65
9,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	40
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	239
55,000	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	92
39,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	660
262,000	Mega Financial Holding Co. Ltd. (Banks)	218
6,000	Merida Industry Co. Ltd. (Leisure Products)	40
133,000	Nan Ya Plastics Corp. (Chemicals)	321
16,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	79
43,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	82
4,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	32
60,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	72
22,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	40
16,000	President Chain Store Corp. (Food & Staples Retailing)	128
122,000	President Enterprises Corp. (Food Products)	219
72,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	210
13,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	56
14,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	44
19,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	35
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	39
6,000	ScinoPharm Taiwan Ltd. (Pharmaceuticals)	15
202,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	62
87,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	143
8,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	50
189,000	SinoPac Financial Holdings Co. Ltd. (Banks)	85
9,000	Standard Foods Corp. (Food Products)	25
38,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	64
206,000	Taishin Financial Holding Co. Ltd. (Banks)	106
114,000	Taiwan Business Bank (Banks) (a)	36
91,000	Taiwan Cement Corp. (Construction Materials)	137

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
154,000	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	$88
18,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	36
27,000	Taiwan Glass Industry Corp. (Building Products) (a)	23
48,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	148
675,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,859
55,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	63
7,000	Tpk Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	70
7,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	24
13,000	TSRC Corp. (Chemicals)	18
8,000	U-Ming Marine Transport Corp. (Marine)	14
31,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	30
327,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	164
22,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	35
76,000	Walsin Lihwa Corp. (Electrical Equipment) (a)	27
56,000	Wistron Corp. (Technology Hardware, Storage & Peripherals)	51
43,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	59
33,000	Yang Ming Marine Transport (Marine) (a)	13
236,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	128
24,000	Yulon Motor Co. Ltd. (Automobiles)	39
		14,396
	Thailand — 0.15%
29,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	198
12,600	Airports of Thailand Public Co. Ltd. – Foreign Registered Shares (Transportation Infrastructure)	77
23,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	139
92,000	Bangkok Dusit Medical Service Public Co. Ltd., Class – F (Health Care Providers & Services)	47
25,500	Banpu Public Co. Ltd. – Foreign Registered Shares (Oil, Gas & Consumable Fuels)	23
29,200	BEC World Public Co. Ltd. – Foreign Registered Shares (Media)	44
175,800	BTS Group Holdings Public Co. Ltd. (Road & Rail)	47
3,200	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	12

Shares	Security Description	Value (000)
	Thailand (continued)
40,000	Central Pattana Public Co. Ltd. – Foreign Registered Shares (Real Estate Management & Development)	$60
81,600	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	69
123,100	CP ALL Public Co. Ltd. (Department Stores)	182
17,300	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders)	44
105,714	Home Product Center Public Co. Ltd. – Foreign Registered Shares (Specialty Retail)	31
33,200	Indorama Ventures Public Co. Ltd. (Chemicals)	28
248,200	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	26
51,300	Kasikornbank Public Co. Ltd. (Banks)	323
107,800	Krung Thai Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	69
49,200	Minor International Public Co. Ltd. – Foreign Registered Shares (Hotels, Restaurants & Leisure)	44
38,500	PTT Exploration & Production Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	199
44,800	PTT Global Chemical Public Co. Ltd. (Chemicals)	94
23,800	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	233
43,800	Siam Commercial Bank Public Co. Ltd. (Banks)	228
26,700	Thai Oil Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	43
10,500	The Siam Cement Public Co. Ltd. – NVDR (Construction Materials)	146
436,800	TMB Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	33
165,900	True Corp. Public Co. Ltd. – Foreign Registered Shares (Diversified Telecommunication Services) (a)	49
		2,488
	Turkey — 0.12%
50,180	Akbank TAS (Banks)	185
6,037	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages) (a)	74
6,942	Arcelik A/S (Household Durables)	42
5,766	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	132
1,899	Coca-Cola Icecek A/S (Beverages)	47
50,826	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	64
11,745	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	32
42,091	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	75
2,121	Ford Otomotiv Sanayi A/S (Automobiles) (a)	26

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
23,989	Haci OMER Sabanci Holding (Diversified Financial Services)	$112
18,402	KOC Holdings A/S (Industrial Conglomerates)	90
1,298	Koza Altin Isletmeleri A/S (Metals & Mining)	15
5,049	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	40
3,854	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	24
3,307	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	77
16,289	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	50
12,992	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	38
22,309	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services) (a)	140
65,266	Turkiye Garanti Bankasi A/S (Banks)	255
17,024	Turkiye Halk Bankasi A/S (Banks)	128
42,821	Turkiye Is Bankasi A/S, Class – C (Banks)	116
16,334	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	23
23,039	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	54
4,274	Ulker Biskuvi Sanayi AS (Food Products)	36
22,134	Yapi ve Kredi Bankasi AS (Banks)	48
		1,923
	United Arab Emirates — 0.03%
45,245	Arabtec Holding Co. (Construction & Engineering) (a)	32
8,412	Dp World Ltd. (Transportation Infrastructure)	166
92,759	Dubai Financial Market (Diversified Financial Services)	66
48,220	Dubai Islamic Bank (Banks)	85
76,094	Emaar Properties PJSC (Real Estate Management & Development)	174
		523
	United Kingdom — 16.99%
207,000	AA PLC (Commercial Services & Supplies) (a)	878
10,005	Admiral Group PLC (Insurance)	265
81,876	Antofagasta PLC (Metals & Mining)	1,069
50,800	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	766
739	ASOS PLC (Internet & Catalog Retail) (a)	37
242,905	AstraZeneca PLC (Pharmaceuticals)	18,042
309,575	Aviva PLC (Insurance)	2,704
669,875	BAE Systems PLC (Aerospace & Defense)	4,962
283,361	Balfour Beatty PLC (Construction & Engineering)	1,132
1,406,119	Barclays PLC (Banks)	5,120

Shares	Security Description	Value (000)
	United Kingdom (continued)
141,590	BG Group PLC (Oil, Gas & Consumable Fuels)	$2,992
426,044	BHP Billiton PLC (Metals & Mining)	13,775
1,627,319	BP PLC (Oil, Gas & Consumable Fuels)	14,339
305,765	British American Tobacco PLC (Tobacco)	18,198
91,144	British Land Co. PLC (Real Estate Investment Trusts)	1,096
82,982	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	442
48,120	Carnival PLC (Hotels, Restaurants & Leisure)	1,818
268,915	Centrica PLC (Multi-Utilities)	1,438
50,837	Croda International PLC (Chemicals)	1,915
25,100	CSR PLC (Semiconductors & Semiconductor Equipment)	254
5,360	Diageo PLC (Beverages)	171
53,231	Direct Line Insurance Group (Insurance)	246
5,762	Drax Group PLC (Independent Power and Renewable Electricity Producers)	63
25,400	Ensco PLC, ADR (Energy Equipment & Services)	1,412
23,200	Fidessa Group PLC (Software)	879
501,056	GlaxoSmithKline PLC (Pharmaceuticals)	13,410
121,454	Grainger PLC (Real Estate Management & Development)	437
20,255	Greene King PLC (Hotels, Restaurants & Leisure)	292
316,687	Home Retail Group PLC (Internet & Catalog Retail)	958
972,004	HSBC Holdings PLC (Banks)	9,863
335,320	HSBC Holdings PLC (HK) (Banks)	3,401
41,815	ICAP PLC (Capital Markets)	272
300,163	Imperial Tobacco Group PLC (Tobacco)	13,509
15,940	Inchcape PLC (Distributors)	173
46,068	Inmarsat PLC (Diversified Telecommunication Services)	589
44,633	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	1,849
542,289	International Consolidated Airlines Group SA (Airlines) (a)	3,438
30,035	Investec PLC (Capital Markets)	277
258,033	J Sainsbury PLC (Food & Staples Retailing)	1,393
34,958	John Wood Group PLC (Energy Equipment & Services)	482
49,009	Johnson Matthey PLC (Chemicals)	2,599
302,885	Legal & General Group PLC (Insurance)	1,168
66,593	Liberty Global PLC, Series C (Media) (a)	2,818
54,684	Liberty Global PLC, Class – A (Media) (a)	2,418
5,569,500	Lloyds Banking Group PLC (Banks) (a)(b)	7,076
449,825	Marks & Spencer Group PLC (Multiline Retail)	3,273
92,173	Meggitt PLC (Aerospace & Defense)	798
95,841	Merlin Entertainments PLC (Hotels, Restaurants & Leisure) (a)	587
268,992	Michael Page International PLC (Professional Services)	1,984

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
220,885	National Grid PLC (Multi-Utilities)	$3,175
387,116	Ocado Group PLC (Internet & Catalog Retail) (a)	2,460
232,715	Old Mutual PLC (Life & Health Insurance)	787
108,687	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	410
156,805	Pearson PLC (Media)	3,096
62,083	Persimmon PLC (Household Durables) (a)	1,352
277,161	Prudential PLC (Insurance)	6,361
68,789	Resolution Ltd. (Insurance)	371
156,379	Rexam PLC (Containers & Packaging)	1,432
316,359	Rio Tinto PLC (Metals & Mining)	16,829
290,002	Rolls-Royce Holdings PLC (Aerospace & Defense)	5,305
255,044	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	10,555
317,829	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	13,828
20,342	Royal Mail PLC (Air Freight & Logistics) (a)(b)	174
147,002	RSA Insurance Group PLC (Insurance)	1,194
78,843	SABMiller PLC (Beverages)	4,571
198,797	Saga PLC (Insurance) (a)(b)	591
70,610	SEGRO PLC (Real Estate Investment Trusts)	417
11,665	Severn Trent PLC (Water Utilities)	386
50,060	SSE PLC (Electric Utilities)	1,342
132,454	Standard Chartered PLC (Banks)	2,706
120,780	Standard Life PLC (Insurance)	773
88,049	Tate & Lyle PLC (Food Products)	1,031
1,689,627	Tesco PLC (Food & Staples Retailing)	8,217
611,755	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	1,398
96,899	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	1,415
6,853	Unilever PLC (Food Products)	311
35,767	United Utilities Group PLC (Water Utilities)	539
4,372,422	Vodafone Group PLC (Wireless Telecommunication Services)	14,590
8,865	Whitbread PLC (Hotels, Restaurants & Leisure)	669
462,094	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,450
		274,812
	United States — 0.05%
12,580	Nielsen Holdings NV (Professional Services)	609
4,000	Southern Copper Corp. (Metals & Mining)	121
		730
	Total Common Stocks	1,493,690

Shares	Security Description	Value (000)
	Preferred Stocks — 0.51%
	Brazil — 0.22%
3,000	AES Tiete SA – Preferred (Independent Power and Renewable Electricity Producers)	$26
57,900	Banco Bradesco SA – Preferred (Banks)	841
5,700	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	28
6,600	Bradespar SA – Preferred (Metals & Mining)	61
5,000	Braskem SA – Preferred, Class – A (Chemicals)	32
6,800	Centrais Eletricas Brasileiras SA – Preferred, B Shares (Electric Utilities)	32
20,900	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	153
4,900	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	62
2,900	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	44
23,600	Gerdau SA – Preferred (Metals & Mining)	139
88,740	Itausa – Investimentos Itau SA – Preferred (Banks)	347
15,000	Lojas Americanas SA – Preferred (Multiline Retail)	96
7,000	Metalurgica Gerdau SA – Preferred (Metals & Mining)	49
81,700	Oi SA – Preferred (Diversified Telecommunication Services)	72
115,600	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	905
8,900	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	34
8,100	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	166
11,300	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining) (a)	39
51,700	Vale SA – Preferred (Metals & Mining)	614
		3,740
	Chile — 0.01%
7,534	Embotelladora Andina SA – Preferred, B Shares (Beverages)	28
2,526	Sociedad Quimica y Minera de Chile SA – Preferred, Class – B (Chemicals)	74
		102
	Colombia — 0.02%
11,954	Bancolombia SA – Preferred (Banks)	175
3,430	Grupo Argos SA – Preferred (Construction Materials)	41
40,081	Grupo Aval Acciones y Valores SA – Preferred (Banks)	29

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Preferred Stocks
	Colombia (continued)
2,721	Grupo de Inversiones Suramericana – Preferred (Diversified Financial Services)	$58
		303
	Germany — 0.18%
4,651	Bayerische Motoren Werke AG – Preferred (Automobiles)	446
21,233	Henkel AG & Co. KGaA – Preferred (Household Products)	2,454
		2,900
	Russia — 0.02%
47	Ak Transneft OAO – Preferred (Oil, Gas & Consumable Fuels) (a)	103
28,700	Sberbank of Russia – Preferred (Banks)	58
190,100	Surgutneftegas – Preferred (Oil, Gas & Consumable Fuels) (a)	157
		318
	South Korea — 0.06%
1,100	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	174
693	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	104
217	LG Chem Ltd. – Preferred (Chemicals)	41
571	Samsung Electronics Co. Ltd. – Preferred (Semiconductors & Semiconductor Equipment)	598
		917
	Total Preferred Stocks	8,280
	Rights — 0.02%
	Chile — 0.00%
1,870	Empresas CMPC SA (Paper & Forest Products) (a)	—
	Hong Kong — 0.00%
1,000	Franshion Properties China Ltd. (Real Estate Management & Development) (a)	—
251,820	HKT Trust & HKT Ltd. (Integrated Telecommunication Services) (a)	74
		74
	Malaysia — 0.00%
6,300	Public Bank Berhad (Banks) (a)	11
	Russia — 0.00%
31,900	The Moscow Exchange Micex (Diversified Financial Services) (a)	63
	Spain — 0.02%
154,483	Repsol SA (Oil, Gas & Consumable Fuels) (a)	106
	United Kingdom — 0.00%
62,096	Persimmon ORD (Homebuilding) (a)	74
	Total Rights	328

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$ 41	U.S. Treasury Bill, 0.02%, 9/11/14 (c)	$41
	Total U.S. Treasury Obligation	41
	Time Deposit — 0.57%
9,294	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	9,294
	Total Time Deposit	9,294
	Mutual Funds — 5.64%
3,387,709	Dreyfus Treasury Prime Cash Management Fund, 0.00% (d)	3,387
80,000,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (d)	80,000
259,256	iShares MSCI India ETF	7,709
67,075	SSgA Treasury Money Market Fund, 0.00% (d)	67
	Total Mutual Funds	91,163
	Total Investments (cost $1,291,440) — 99.14%	1,602,796
	Other assets in excess of liabilities — 0.86%	13,893
	Net Assets — 100.00%	$1,616,689

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Co.	Causeway Capital Management LLC	Mellon Capital Management Corporation	Total
Common Stocks	10.10%	52.05%	13.93%	10.13%	6.19%	92.40%
Preferred Stocks	0.15%	0.03%	—	—	0.33%	0.51%
Rights	—	0.01%	0.00%	—	0.01%	0.02%
U.S. Treasury Obligation	—	—	—	—	0.00%	0.00%
Time Deposit	0.10%	—	0.34%	0.13%	—	0.57%
Mutual Funds	—	0.21%	—	—	5.43%	5.64%
Other Assets (Liabilities)	0.07%	0.62%	0.06%	0.07%	0.04%	0.86%
Total Net Assets	10.42%	52.92%	14.33%	10.33%	12.00%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2014.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
12	Mini MSCI Emerging Markets Index Future	$624	9/22/14	$—
	Net Unrealized Appreciation/(Depreciation)			$—
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
113,000	Canadian Dollar	Bank of New York	7/14/14	$105	$106	$1
	Total Currencies Purchased			$105	$106	$1
	Currencies Sold
113,000	Canadian Dollar	Bank of New York	7/14/14	$103	$106	$(3)
281,782,000	Japanese Yen	Bank of New York	7/28/14	2,765	2,782	(17)
	Total Currencies Sold			$2,868	$2,888	$(20)
	Net Unrealized Appreciation/(Depreciation)					$(19)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 92.90%
	Australia — 5.01%
144,506	ALS Ltd. (Research and Consulting Services)	$1,207
52,521	Amcor Ltd. (Containers & Packaging)	516
417,490	AMP Ltd. (Insurance)	2,086
121,674	APA Group (Gas Utilities)	790
28,179	ASX Ltd. (Diversified Financial Services)	947
422,375	Australia & New Zealand Banking Group Ltd. (Banks)	13,276
44,017	Bank of Queensland Ltd. (Banks)	506
70,566	Bendigo & Adelaide Bank Ltd. (Banks)	812
61,451	BHP Billiton Ltd. (Metals & Mining)	2,080
100,764	Bradken Ltd. (Machinery)	361
587,965	CFS Retail Property Trust (Real Estate Investment Trusts)	1,131
247,176	Challenger Ltd. (Diversified Financial Services)	1,734
371,578	Coca-Cola Amatil Ltd. (Beverages)	3,314
285,066	Commonwealth Bank of Australia (Banks)	21,738
63,294	CSL Ltd. (Biotechnology)	3,971
1,515,111	Dexus Property Group (Real Estate Investment Trusts)	1,586
415,701	Federation Centres (Real Estate Investment Trusts)	976
251,069	Fortescue Metals Group Ltd. (Metals & Mining)	1,030
2,054,449	GPT Group (Real Estate Investment Trusts)	7,438
80,423	Iluka Resources Ltd. (Metals & Mining)	616
302,685	Insurance Australia Group Ltd. (Insurance)	1,667
500,119	Metcash Ltd. (Food & Staples Retailing)	1,245
1,018,533	Mirvac Group (Real Estate Investment Trusts)	1,714
344,709	National Australia Bank Ltd. (Banks)	10,653
9,196	Newcrest Mining Ltd. (Metals & Mining) (a)	91
148,156	Orica Ltd. (Chemicals)	2,721
221,279	Platinum Asset Management Ltd. (Capital Markets)	1,314
1,530,763	Scentre Group (Real Estate Investment Trusts) (a)	4,618
306,459	SP AusNet (Electric Utilities)	383
643,134	Stockland Trust Group (Real Estate Investment Trusts)	2,353
174,187	Suncorp Group Ltd. (Insurance)	2,223
586,707	Sydney Airport (Transportation Infrastructure)	2,334
434,264	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,376
818,905	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	2,524
2,234,829	Telstra Corp. Ltd. (Diversified Telecommunication Services)	10,977
389,704	Toll Holdings Ltd. (Air Freight & Logistics)	1,874

Shares	Security Description	Value (000)
	Australia (continued)
815,799	Transurban Group (Transportation Infrastructure)	$5,684
591,507	Westfield Corp. (Real Estate Investment Trusts)	3,987
458,152	Westpac Banking Corp. (Banks)	14,635
264,783	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	10,253
118,770	WorleyParsons Ltd. (Energy Equipment & Services)	1,950
		150,691
	Austria — 0.27%
6,153	AMS AG (Semiconductors)	1,023
465,912	Immofinanz AG (Real Estate Management & Development)	1,646
78,963	OMV AG (Oil, Gas & Consumable Fuels)	3,568
21,216	Raiffeisen Bank International AG (Banks)	677
11,140	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	596
13,651	Voestalpine AG (Metals & Mining)	650
		8,160
	Belgium — 1.12%
36,297	Ageas (Insurance)	1,448
58,481	Anheuser-Busch InBev NV (Beverages)	6,718
77,736	Belgacom SA (Diversified Telecommunication Services)	2,579
74,239	Delhaize Group (Food & Staples Retailing)	5,022
12,394	Groupe Bruxelles Lambert SA (Diversified Financial Services)	1,288
42,898	KBC Groep NV (Banks) (a)(b)	2,335
28,268	Solvay SA (Chemicals)	4,866
63,893	Telenet Group Holding NV (Media) (a)	3,641
33,501	UCB SA (Pharmaceuticals)	2,836
65,450	Umicore SA (Chemicals)	3,041
		33,774
	Bermuda — 0.24%
180,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	120
250,000	ChinaVision Media Group Ltd. (Media)	58
130,000	CITIC 21CN Co. Ltd. (Diversified Telecommunication Services) (a)	101
80,000	Cosco Pacific Ltd. (Transportation Infrastructure)	111
530,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	87
588,000	Hanergy Solar Group Ltd. (Semiconductors & Semiconductor Equipment)	90
158,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	261
91,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	62
152,594	Seadrill Ltd. (Energy Equipment & Services)	6,054
216,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	132
		7,076

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil — 0.60%
18,700	All America Latina Logistica SA (Road & Rail)	$70
231,300	Ambev SA (Beverages)	1,639
20,900	Anhanguera Educacional Participacoes SA (Diversified Consumer Services)	174
5,600	B2W Cia Digital (Internet & Catalog Retail) (a)	71
31,400	Banco Bradesco SA (Banks)	458
38,680	Banco Bradesco SA – Sponsored ADR (Banks)	562
42,100	Banco do Brasil SA (Banks)	473
46,800	Banco Santander Brasil SA (Banks)	320
32,900	BB Seguridade Participacoes SA (Insurance)	481
88,600	BM&FBOVESPA SA (Diversified Financial Services)	466
21,500	BR Malls Participacoes SA (Real Estate Management & Development)	183
8,200	BR Properties SA (Real Estate Management & Development)	49
32,200	BRF SA (Food Products)	782
43,600	CCR SA (Transportation Infrastructure)	356
14,700	Centrais Electricas Brasileiras SA (Electric Utilities)	43
10,307	CETIP SA (Capital Markets)	147
15,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	170
35,300	Cielo SA (IT Services)	728
7,000	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	327
3,200	Companhia de Saneamento de Minas Gerais (Water Utilities)	57
34,200	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	146
5,600	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	101
10,600	CPFL Energia SA (Electric Utilities)	97
12,300	Cyrela Brazil Realty S.A. Empreendimentos (Household Durables)	77
16,170	Duratex SA (Paper Products)	65
9,100	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	62
12,900	EDP – Energias do Brasil SA (Electric Utilities)	63
30,800	Embraer SA (Aerospace & Defense)	280
14,100	Estacio Participacoes SA (Diversified Consumer Services)	186
13,100	Fibria Celulose SA (Paper Products) (a)	127
121,700	Hypermarcas SA (Personal Products) (a)	1,053
135,190	Itau Unibanco Holding SA (Banks)	1,947
39,100	JBS SA (Food Products)	133
21,900	Klabin SA (Containers & Packaging)	110
9,800	Kroton Educacional SA (Diversified Consumer Services)	275

Shares	Security Description	Value (000)
	Brazil (continued)
7,400	Localiza Rent A Car SA (Road & Rail)	$122
9,125	Lojas Americanas SA (Multiline Retail)	50
6,000	Lojas Renner SA (Multiline Retail)	192
1,800	M Dias Branco SA (Food Products)	79
4,100	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	96
8,100	Natura Cosmeticos SA (Personal Products)	138
9,000	OdontoPrev SA (Health Care Providers & Services)	39
146,100	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	1,071
5,900	Porto Seguro SA (Insurance)	84
10,500	Qualicorp SA (Health Care Providers & Services) (a)	124
11,500	Raia Drogasil SA (Food & Staples Retailing)	95
19,600	Souza Cruz SA (Tobacco)	203
7,500	Sul America SA (Insurance)	53
40,600	Tim Participacoes SA (Wireless Telecommunication Services)	236
6,700	Totvs SA (Software)	115
8,400	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	126
5,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	48
17,200	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	407
65,200	Vale SA (Metals & Mining)	863
117,800	Vale SA – Sponsored ADR (Metals & Mining)	1,559
1,800	Via Varejo SA (Specialty Retail) (a)	20
14,560	WEG SA (Machinery)	184
		18,182
	Canada — 0.42%
12,800	Bank of Nova Scotia (Banks)	853
200	CAE, Inc. (Aerospace & Defense)	3
13,400	Cameco Corp. (Oil, Gas & Consumable Fuels)	263
52,000	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,686
69,500	Centerra Gold, Inc. (Metals & Mining)	438
101,500	Centerra Gold, Inc. (Metals & Mining)	640
50,500	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,396
124,539	First Quantum Minerals Ltd. (Metals & Mining)	2,664
48,800	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,573
16,200	Potash Corp. of Saskatchewan, Inc. (Chemicals)	616
15,200	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)	390
		12,522

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands — 0.37%
35,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	$231
46,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	73
41,000	Chailease Holding Co. Ltd. (Diversified Financial Services)	103
82,900	China Huishan Dairy Holdings Co. Ltd. (Food Products) (a)	18
313,000	China Mengniu Dairy Co. Ltd. (Food Products)	1,448
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	68
8,400	Ctrip.com International, ADR (Hotels, Restaurants & Leisure) (a)	538
472,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment) (a)	158
285,000	Geely Automobile Holdings Ltd. (Automobiles)	100
36,000	Golden Eagle Retail Group Ltd. (Multiline Retail)	44
54,500	Intime Retail Group Co. Ltd. (Multiline Retail)	47
27,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	56
9,000	Kingsoft Corp. Ltd. (Software)	27
54,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	29
138,000	New World China Land Ltd. (Real Estate Management & Development)	82
29,000	Shenzhou International Group (Textiles, Apparel & Luxury Goods)	99
273,000	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	742
467,965	Tencent Holdings Ltd. (Internet Software & Services)	7,137
60,000	Uni-President China Holdings Ltd. (Food Products)	46
14,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	46
		11,092
	Chile — 0.10%
129,207	AES Gener SA (Independent Power and Renewable Electricity Producers)	67
120,344	Aguas Andinas SA, Class – A (Water Utilities)	76
1,173,345	Banco de Chile SA (Banks)	156
1,843	Banco de Credito e Inversiones SA (Banks)	107
3,194,411	Banco Santander Chile (Banks)	210
3,946	Cap SA (Metals & Mining)	56
59,288	Cencosud SA (Food & Staples Retailing)	195
402,342	Colbun SA (Independent Power and Renewable Electricity Producers)	101

Shares	Security Description	Value (000)
	Chile (continued)
7,499	Compania Cervecerias Unidas SA (Beverages)	$89
7,680,939	CorpBanca SA (Banks)	95
166,017	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	249
6,439	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	79
62,959	Empresas CMPC SA (Paper Products)	137
22,070	Empresas Copec SA (Oil, Gas & Consumable Fuels)	288
1,004,879	Enersis SA (Electric Utilities)	339
15,666	LATAM Airlines Group SA (Airlines) (a)	211
39,576	S.A.C.I. Falabella (Multiline Retail)	359
24,405	Vina Concha y Toro SA (Beverages)	49
		2,863
	China — 1.22%
1,052,000	Agricultural Bank of China Ltd., H Shares (Banks)	464
96,000	Air China Ltd. (Airlines)	56
222,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	80
59,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	203
104,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	59
45,184	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)	8,441
5,422,335	Bank of China Ltd., H Shares (Banks)	2,428
432,000	Bank of Communications Co. Ltd., H Shares (Banks) (a)	298
67,000	BBMG Corp., H Shares (Construction Materials)	43
82,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	56
9,500	Biostime International Holdings Ltd. (Food Products)	53
27,000	Byd Co. Ltd., H Shares (Automobiles) (a)	155
96,000	China BlueChemical Ltd., H Shares (Chemicals)	52
211,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets) (a)	105
418,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	253
184,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	96
207,000	China Communications Construction Co. Ltd. (Construction & Engineering)	138
132,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	64
3,532,000	China Construction Bank Corp., H Shares (Banks)	2,671
94,000	China COSCO Holdings Co. Ltd., H Shares (Marine) (a)	37

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
89,900	China Everbright Bank Co. Ltd., H Shares (Banks) (a)	$41
26,300	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	51
365,000	China Life Insurance Co. Ltd., H Shares (Insurance)	956
142,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	154
224,500	China Merchants Bank Co. Ltd., H Shares (Banks) (a)	443
303,000	China Minsheng Banking Corp. Ltd., H Shares (Banks)	274
140,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	123
88,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	212
390,400	China Pacific Insurance Group Co. Ltd. (Insurance)	1,377
1,254,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,196
103,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	91
177,000	China Railway Group Ltd., H Shares (Construction & Engineering)	87
597,355	China Resources Land Ltd. (Real Estate Management & Development)	1,092
166,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	481
206,000	China Shipping Container Lines Co. Ltd., H Shares (Marine) (a)	53
682,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	334
68,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development) (a)	121
44,900	Chongqing Changan Automobile Co. Ltd., Class – A (Automobiles)	89
135,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	62
52,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	115
241,000	Country Garden Holdings Co. (Real Estate Management & Development)	96
97,000	CSR Corp. Ltd., H Shares (Machinery)	73
122,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	48
128,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	229
38,000	ENN Energy Holdings Ltd. (Gas Utilities)	273
49,000	Great Wall Motor Co. Ltd., H Shares (Automobiles)	182
118,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	137
33,000	Haitian International Holdings Ltd. (Machinery)	77

Shares	Security Description	Value (000)
	China (continued)
62,800	Haitong Securities Co. Ltd., H Shares (Capital Markets)	$97
154,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	174
7,162,952	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	4,529
45,300	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Oil, Gas & Consumable Fuels)	58
28,400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,684
62,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	73
61,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	96
72,000	Longfor Properties (Real Estate Management & Development)	89
38,600	New China Life Insurance Co. Ltd., H Shares (Insurance)	128
341,000	People’s Insurance Co. Group of China Ltd., H Shares (Insurance) (a)	135
1,034,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,305
582,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	882
137,500	Ping An Insurance Group Co. of China (Insurance)	1,064
88,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	86
138,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment) (a)	56
8,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	32
34,800	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	72
73,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	135
199,500	Shui On Land Ltd. (Real Estate Management & Development)	49
56,500	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	64
186,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	52
51,600	Sinopharm Group Co. (Health Care Providers & Services)	143
94,000	Soho China Ltd. (Real Estate Management & Development)	74
125,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	144
18,000	Tsingtao Brewery Co. Ltd. (Beverages)	141
294,000	Want Want China Holdings Ltd. (Food Products)	422
25,000	Weichai Power Co. Ltd. (Machinery)	97
84,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	64

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
74,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	$76
35,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	46
28,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	86
308,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	70
69,800	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery) (a)	43
32,400	ZTE Corp., H Shares (Communications Equipment)	64
		36,549
	Colombia — 0.05%
10,504	Almacenes Exito SA (Food & Staples Retailing)	177
4,528	Banco Davivienda SA (Banks)	73
17,948	Cementos Argos SA (Construction Materials)	113
3,888	Corporacion Financiera Colombiana SA (Diversified Financial Services)	79
241,395	Ecopetrol SA (Oil, Gas & Consumable Fuels)	438
13,496	Grupo Argos SA (Construction Materials)	163
11,140	Grupo de Inversiones Suramericana (Diversified Financial Services)	237
16,956	Interconexion Electrica SA (Electric Utilities) (a)	83
42,239	ISAGEN SA ESP (Electric Utilities)	70
		1,433
	Curaçao — 0.08%
21,213	Schlumberger Ltd. (Energy Equipment & Services)	2,502
	Czech Republic — 0.02%
8,359	CEZ A/S (Electric Utilities) (a)	252
794	Komercni Banka A/S (Banks)	183
4,281	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	61
		496
	Denmark — 1.28%
947	A.P. Moller – Maersk A/S, Class – A (Marine)	2,228
2,392	A.P. Moller – Maersk A/S, Class – B (Marine)	5,945
6,540	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	591
27,222	Genmab A/S (Biotechnology) (a)	1,162
33,962	ISS A/S (Commercial Services & Supplies) (a)(b)	1,213
535,113	Novo Nordisk A/S, Class – B (Pharmaceuticals)	24,631
8,378	Rockwool International A/S, B Shares (Building Products)	1,547

Shares	Security Description	Value (000)
	Denmark (continued)
93,671	TDC A/S (Diversified Telecommunication Services)	$970
2,468	Tryg A/S (Insurance)	249
		38,536
	Egypt — 0.01%
43,060	Commercial International Bank Egypt SAE (Banks)	215
142,421	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	102
45,523	Talaat Moustafa Group (Real Estate Management & Development)	54
17,067	Telecom Egypt Co. (Diversified Telecommunication Services)	32
		403
	Finland — 0.65%
23,950	Elisa Oyj (Diversified Telecommunication Services)	733
73,455	Fortum Oyj (Electric Utilities)	1,972
59,086	Kone Oyj (Machinery)	2,466
44,840	Metso Oyj (Machinery)	1,699
24,711	Nokian Renkaat Oyj (Auto Components)	964
34,372	Orion Oyj, Class – B (Pharmaceuticals)	1,282
106,706	Sampo Oyj, A Shares (Insurance)	5,398
191,800	Stora Enso Oyj, R Shares (Paper Products)	1,867
184,920	UPM-Kymmene Oyj (Paper Products)	3,160
		19,541
	France — 8.24%
15,875	Air Liquide SA (Chemicals)	2,143
494,487	AXA SA (Insurance)	11,819
131,909	BNP Paribas (Banks)	8,949
105,056	Bouygues SA (Construction & Engineering)	4,371
52,503	Bureau Veritas SA (Professional Services)	1,457
48,510	Casino Guichard-Perrachon SA (Food & Staples Retailing)	6,431
22,614	CNP Assurances (Insurance)	469
3,730	Compagnie de Saint-Gobain (Building Products)	210
134,150	Credit Agricole SA (Banks)	1,892
21,973	Danone SA (Food Products)	1,632
46,176	Edenred (Commercial Services & Supplies)	1,400
113,758	Electricite de France SA (Electric Utilities)	3,582
76,183	Eutelsat Communications (Media)	2,647
5,932	Fonciere des Regions (Real Estate Investment Trusts)	643
266,385	GDF Suez (Multi-Utilities)	7,333
5,001	Gecina SA (Real Estate Investment Trusts)	729
8,185	Icade (Real Estate Investment Trusts)	878
10,806	JC Decaux SA (Media)	403
22,552	Klepierre (Real Estate Investment Trusts)	1,149
57,203	Lagardere SCA (Media)	1,863
75,729	Legrand SA (Electrical Equipment)	4,633
17,580	L’Oreal SA (Personal Products)	3,029

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
17,360	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	$3,347
104,745	Natixis (Banks)	671
30,724	Numericable Group SA (Media) (a)	1,830
420,721	Orange (Diversified Telecommunication Services)	6,639
55,081	Pernod Ricard SA (Beverages)	6,614
156,128	Psa Peugeot Citroen (Automobiles) (a)	2,307
15,746	Publicis Groupe (Media)	1,335
17,915	Renault SA (Automobiles)	1,620
98,144	Rexel SA (Trading Companies & Distributors)	2,295
19,045	Safran SA (Aerospace & Defense)	1,247
374,469	Sanofi-Aventis (Pharmaceuticals)	39,777
117,067	Schneider Electric SA (Electrical Equipment)	11,020
20,797	SCOR SE (Insurance)	715
69,357	Societe Generale (Banks)	3,633
36,033	Suez Environnement Co. (Multi-Utilities)	690
106,789	Technicolor SA – Registered Shares (Media) (a)	864
60,703	Technip SA (Energy Equipment & Services)	6,640
680,265	Total SA (Oil, Gas & Consumable Fuels)	49,162
21,977	Unibail-Rodamco SE (Real Estate Investment Trusts)	6,393
45,741	Veolia Environnement (Multi-Utilities)	871
248,661	Vinci SA (Construction & Engineering)	18,590
321,163	Vivendi (Diversified Telecommunication Services)	7,858
172,037	Zodiac Aerospace (Aerospace & Defense)	5,823
		247,603
	Germany — 7.75%
66,628	Allianz SE (Insurance)	11,102
13,823	Axel Springer AG (Media)	851
254,310	BASF SE (Chemicals)	29,607
141,651	Bayer AG (Pharmaceuticals)	20,006
130,746	Bayerische Motoren Werke AG (Automobiles)	16,581
38,394	Beiersdorf AG (Personal Products)	3,715
6,425	Bilfinger Berger SE (Commercial Services & Supplies)	732
3,930	Brenntag AG (Trading Companies & Distributors)	702
9,615	Continental AG (Auto Components)	2,227
409,600	Daimler AG (Automobiles)	38,360
19,437	Deutsche Bank AG (Capital Markets)	684
16,852	Deutsche Boerse AG (Diversified Financial Services)	1,308
67,914	Deutsche Lufthansa AG (Airlines)	1,458
471,330	Deutsche Post AG (Air Freight & Logistics) (b)	17,044
550,105	Deutsche Telekom AG – Registered (Diversified Telecommunication Services)	9,641

Shares	Security Description	Value (000)
	Germany (continued)
98,241	Deutsche Wohnen AG (Real Estate Management & Development)	$2,119
157,739	E.ON AG (Multi-Utilities)	3,257
11,227	ElringKlinger AG (Auto Components)	463
12,085	Hannover Rueckversicherung AG – Registered (Insurance)	1,089
27,630	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	4,129
15,915	Indus Holding AG (Industrial Conglomerates)	790
56,861	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	711
61,210	K+S AG – Registered (Chemicals)	2,013
56,198	Linde AG (Chemicals)	11,950
40,556	MTU Aero Engines Holding AG (Aerospace & Defense)	3,731
15,702	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	3,481
64,192	ProSiebenSat.1 Media AG – Registered (Media)	2,859
42,790	RWE AG (Multi-Utilities)	1,838
52,235	SAP AG (Software)	4,034
272,516	Siemens AG (Industrial Conglomerates)	35,988
48,474	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	401
		232,871
	Greece — 0.05%
200,637	Alpha Bank AE (Banks) (a)	187
350,664	Eurobank Ergasias SA (Banks) (a)	177
1,552	Folli Follie SA (Specialty Retail) (a)	62
14,007	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services) (a)	207
5,223	JUMBO SA (Specialty Retail) (a)	85
75,427	National Bank of Greece SA (Banks) (a)	276
11,466	Opap SA (Hotels, Restaurants & Leisure)	204
111,951	Piraeus Bank SA (Banks) (a)	248
6,061	Public Power Corp. SA (Electric Utilities)	94
1,998	Titan Cement Co. SA (Construction Materials)	65
		1,605
	Hong Kong — 3.43%
78,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	55
2,711,318	AIA Group Ltd. (Insurance) (b)	13,626
460,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	4,354
223,000	Belle International Holdings Ltd. (Specialty Retail)	247
623,005	BOC Hong Kong (Holdings) Ltd. (Banks)	1,805
146,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	274
217,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,500

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
119,000	China Agri-Industries Holdings Ltd. (Food Products)	$45
242,000	China Everbright International Ltd. (Commercial Services & Supplies)	346
44,000	China Everbright Ltd. (Capital Markets)	59
94,000	China Gas Holdings Ltd. (Gas Utilities)	195
698,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,180
776,482	China Mobile Ltd. (Wireless Telecommunication Services)	7,534
200,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	485
58,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	161
42,000	China Resources Gas Group Ltd. (Gas Utilities)	132
94,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	267
80,000	China State Construction International Holdings Ltd. (Construction & Engineering)	140
46,800	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	84
876,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	1,354
80,000	CITIC Pacific Ltd. (Industrial Conglomerates)	140
302,419	CLP Holdings Ltd. (Electric Utilities)	2,482
3,498,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	6,284
64,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	51
292,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	113
80,000	Far East Horizon Ltd. (Diversified Financial Services)	58
85,500	Fosun International Ltd. (Metals & Mining)	114
202,000	Franshion Properties China Ltd. (Real Estate Management & Development)	53
76,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	608
130,000	Guangdong Investment Ltd. (Water Utilities)	150
50,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	62
54,000	Haier Electronics Group Co. Ltd. (Household Durables)	141
733,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2,260
186,109	Hang Seng Bank Ltd. (Banks)	3,040
36,500	Hengan International Group Co. Ltd. (Personal Products)	384

Shares	Security Description	Value (000)
	Hong Kong (continued)
2,048,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	$2,412
161,543	HongKong Land Holdings Ltd. (Real Estate Management & Development)	1,077
141,000	Hysan Development Co. (Real Estate Management & Development)	660
220,500	Kerry Properties Ltd. (Real Estate Management & Development)	771
306,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	418
654,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	969
10,600	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	379
321,000	MTR Corp. Ltd. (Road & Rail)	1,236
1,729,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,968
1,390,000	PCCW Ltd. (Diversified Telecommunication Services)	829
116,000	Poly Property Group Co. Ltd. (Real Estate Management & Development)	48
238,538	Power Assets Holdings Ltd. (Electric Utilities)	2,085
1,138,400	Sands China Ltd. (Hotels, Restaurants & Leisure) (b)	8,600
21,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	64
156,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	127
837,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,379
177,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	90
1,627,899	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	4,079
543,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	7,449
268,826	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	3,309
216,941	The Bank of East Asia Ltd. (Banks)	900
1,156,355	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	6,222
878,300	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	6,324
98,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	275
134,800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	529
61,500	Yingde Gases Group Co. Ltd. (Chemicals)	67
292,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	56
		103,105
	Hungary — 0.02%
2,136	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	114
11,115	OTP Bank Nyrt PLC (Banks)	215

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hungary (continued)
7,107	Richter Gedeon Nyrt (Pharmaceuticals)	$136
		465
	India — 0.04%
23,800	Infosys Ltd. – Sponsored ADR (IT Services)	1,280
	Indonesia — 0.22%
220,600	Media Nusantara Citra (Media)	51
621,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	62
20,600	PT Astra Agro Lestari Tbk (Food Products)	49
1,660,200	PT Astra International Tbk (Automobiles)	1,020
598,800	PT Bank Central Asia Tbk (Banks)	556
183,500	PT Bank Danamon Indonesia Tbk (Banks)	64
453,800	PT Bank Mandiri Tbk (Banks)	373
343,100	PT Bank Negara Indonesia Persero Tbk (Banks)	138
1,920,400	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,674
365,000	PT Bumi Serpong Damai (Real Estate Management & Development)	46
385,800	PT Charoen Pokphand Indonesia Tbk (Food Products)	123
371,000	PT Global MediaCom Tbk (Media)	67
24,900	PT Gudang Garam Tbk (Tobacco)	112
20,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	48
76,500	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	146
60,200	PT Indofood CBP Sukses Makmur Tbk (Food Products)	51
230,100	PT Indofood Sukses Makmur Tbk (Food Products)	130
108,500	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	55
1,027,600	PT Kalbe Farma Tbk (Pharmaceuticals)	144
1,039,100	PT Lippo Karawaci Tbk (Real Estate Management & Development)	84
78,200	PT Matahari Department Store Tbk (Multiline Retail)	91
526,600	PT Perusahaan Gas Negara Tbk (Gas Utilities)	248
139,600	PT Semen Gresik (Persero) Tbk (Construction Materials)	177
227,600	PT Surya Citra Media Tbk (Media)	69
43,400	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	39
2,366,400	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	492
95,800	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	65
71,300	PT Unilever Indonesia Tbk (Household Products)	176
76,000	PT United Tractors Tbk (Machinery)	148

Shares	Security Description	Value (000)
	Indonesia (continued)
141,100	PT XL Axiata Tbk (Diversified Telecommunication Services)	$61
		6,559
	Ireland — 0.52%
65,996	Covidien PLC (Health Care Equipment & Supplies)	5,952
83,895	CRH PLC (Construction Materials)	2,155
165,070	CRH PLC (Construction Materials)	4,235
49,176	Glanbia PLC (Food Products)	742
22,189	Ryanair Holdings PLC – Sponsored ADR (Airlines) (a)	1,238
36,885	Smurfit Kappa Group PLC (Containers & Packaging)	843
17,055	Smurfit Kappa Group PLC (Containers & Packaging)	390
		15,555
	Israel — 0.37%
158,816	Bank Leumi Le-Israel (Banks) (a)	620
458,292	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	859
2,068	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	856
227,150	Israel Chemicals Ltd. (Chemicals)	1,946
293,955	Israel Discount Bank, Class – A (Banks) (a)	498
118,553	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	6,268
		11,047
	Italy — 1.02%
32,210	Assicurazioni Generali SpA (Insurance)	706
75,064	Atlantia SpA (Transportation Infrastructure)	2,140
590,156	Enel SpA (Electric Utilities)	3,437
748,916	Eni SpA (Oil, Gas & Consumable Fuels)	20,489
658,832	Intesa Sanpaolo SpA (Banks)	2,035
114,732	Snam Rete Gas SpA (Gas Utilities)	691
636,129	Telecom Italia SpA (Diversified Telecommunication Services)	628
85,890	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	453
		30,579
	Japan — 17.10%
36,100	ADVANTEST Corp. (Semiconductors & Semiconductor Equipment)	446
227,725	Aeon Co. Ltd. (Food & Staples Retailing)	2,802
9,800	Aeon Credit Service Co. Ltd. (Consumer Finance)	256
72,432	Aisin Seiki Co. Ltd. (Auto Components)	2,882
18,200	Ajinomoto Co., Inc. (Food Products)	285
34,700	Alfresa Holdings Corp. (Health Care Providers & Services)	2,237
100,000	Aozora Bank Ltd. (Banks)	329
383,575	Asahi Glass Co. Ltd. (Building Products)	2,261
728,515	Asahi Kasei Corp. (Chemicals)	5,575
841,300	Astellas Pharma, Inc. (Pharmaceuticals)	11,055

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
28,049	Benesse Holdings, Inc. (Diversified Consumer Services)	$1,217
370,200	Bridgestone Corp. (Auto Components)	12,957
533,667	Canon, Inc. (Technology Hardware, Storage & Peripherals)	17,365
16,900	Central Japan Railway Co. (Road & Rail)	2,411
15,600	Cocokara Fine, Inc. (Food & Staples Retailing)	474
214,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2,236
71,612	Daihatsu Motor Co. Ltd. (Automobiles)	1,273
253,791	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	4,736
26,467	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	3,112
230,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	4,769
230,700	Denso Corp. (Auto Components)	11,012
13,900	East Japan Railway Co. (Road & Rail)	1,095
95,471	Eisai Co. Ltd. (Pharmaceuticals)	4,000
10,800	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	351
26,300	EXEDY Corp. (Auto Components)	782
22,957	FamilyMart Co. Ltd. (Food & Staples Retailing)	989
13,000	Fanuc Ltd. (Machinery)	2,242
155,000	Fuji Heavy Industries Ltd. (Automobiles)	4,292
71,000	Fukuoka Financial Group, Inc. (Banks)	343
52,200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,561
42,382	Hitachi Chemical Co. Ltd. (Chemicals)	701
737,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	5,399
14,800	Hokuriku Electric Power Co. (Electric Utilities)	196
706,059	Honda Motor Co. Ltd. (Automobiles)	24,655
163,095	HOYA Corp. (Electronic Equipment, Instruments & Components)	5,420
32,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	713
1,291,000	IHI Corp. (Machinery)	6,016
617,968	ITOCHU Corp. (Trading Companies & Distributors)	7,937
9,493	ITOCHU Techno-Solutions Corp. (IT Services)	413
21,200	Japan Airlines Co. Ltd. (Airlines)	1,172
54,000	Japan Aviation Electronics Industry Ltd. (Electronic Equipment, Instruments & Components)	1,162
136	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	488
208	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,212

Shares	Security Description	Value (000)
	Japan (continued)
425	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	$956
423,597	Japan Tobacco, Inc. (Tobacco)	15,444
90,000	JGC Corp. (Construction & Engineering)	2,735
202,345	JS Group Corp. (Building Products)	5,461
69,583	JSR Corp. (Chemicals)	1,194
863,624	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,621
79,200	Kakaku.com, Inc. (Internet Software & Services)	1,388
114,602	Kaneka Corp. (Chemicals)	717
240,000	Kawasaki Heavy Industries Ltd. (Machinery)	915
335,444	KDDI Corp. (Wireless Telecommunication Services)	20,464
11,950	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,214
327,232	Kirin Holdings Co. Ltd. (Beverages)	4,726
420,500	Komatsu Ltd. (Machinery)	9,764
555,000	Kubota Corp. (Machinery)	7,868
131,129	Kuraray Co. Ltd. (Chemicals)	1,662
44,100	Kurita Water Industries Ltd. (Machinery)	1,022
90,853	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	1,230
24,026	Lawson, Inc. (Food & Staples Retailing)	1,803
82,000	Makino Milling Machine Co. Ltd. (Machinery)	706
746,131	Marubeni Corp. (Trading Companies & Distributors)	5,458
17,577	Maruichi Steel Tube Ltd. (Metals & Mining)	472
28,100	Medipal Holdings Corp. (Health Care Providers & Services)	398
58,500	MIRAIT Holdings Corp. (Construction & Engineering)	586
497,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	2,206
566,640	Mitsubishi Corp. (Trading Companies & Distributors)	11,788
539,000	Mitsubishi Materials Corp. (Metals & Mining)	1,889
139,900	Mitsubishi Motors Corp. (Automobiles)	1,544
84,343	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,263
1,677,482	Mitsubishi UFJ Financial Group, Inc. (Banks)	10,284
655,726	Mitsui & Co. Ltd. (Trading Companies & Distributors)	10,513
1,095,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	3,125
2,170,092	Mizuho Financial Group, Inc. (Banks)	4,456
43,800	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	1,058
37,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	3,482
275,327	NGK Insulators Ltd. (Machinery)	6,252

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
56,300	NHK Spring Co. Ltd. (Auto Parts & Equipment)	$528
309,100	Nikon Corp. (Household Durables)	4,868
10,100	Nintendo Co. Ltd. (Software)	1,209
240	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,402
302,172	Nippon Express Co. Ltd. (Road & Rail)	1,465
17,000	Nippon Paint Co. Ltd. (Chemicals)	360
233	Nippon Prologis REIT, Inc. (Industrial Real Estate Investment Trusts)	543
81,589	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	5,089
1,068,079	Nissan Motor Co. Ltd. (Automobiles)	10,134
33,002	NKSJ Holdings, Inc. (Insurance)	889
21,500	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	407
148,200	North Pacific Bank Ltd. (Banks)	639
72,000	NSK Ltd. (Machinery)	936
286,000	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,890
308,090	Oji Paper Co. Ltd. (Paper Products)	1,268
172,000	Olympus Corp. (Health Care Equipment & Supplies) (a)	5,927
26,000	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,096
59,429	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,234
43,900	Oracle Corp. Japan (Software)	1,920
183,477	Osaka Gas Co. Ltd. (Gas Utilities)	772
153,581	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,761
76,600	Panasonic Corp. (Household Durables)	933
38,800	Park24 Co. Ltd. (Commercial Services & Supplies)	706
375,185	Resona Holdings, Inc. (Banks)	2,185
8,500	Rinnai Corp. (Household Durables)	821
15,900	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals)	247
12,100	Ryohin Keikaku Co. (Multiline Retail)	1,374
20,904	Sankyo Co. Ltd. (Leisure Products)	804
21,600	SECOM Co. Ltd. (Commercial Services & Supplies)	1,320
158,457	Sekisui Chemical Co. Ltd. (Household Durables)	1,835
204,065	Sekisui House Ltd. (Household Durables)	2,798
56,796	Seven Bank Ltd. (Banks)	232
66,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	4,031
112,329	Shionogi & Co. Ltd. (Pharmaceuticals)	2,344
69,200	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	786
4,700	SMC Corp. (Machinery)	1,258
82,410	SoftBank Corp. (Wireless Telecommunication Services)	6,137

Shares	Security Description	Value (000)
	Japan (continued)
524,000	Sumitomo Chemical Co. Ltd. (Chemicals)	$1,981
428,500	Sumitomo Corp. (Trading Companies & Distributors)	5,787
185,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	3,004
284,023	Sumitomo Mitsui Financial Group, Inc. (Banks)	11,901
275,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,257
219,031	Sumitomo Rubber Industries Ltd. (Auto Components)	3,161
24,100	Sysmex Corp. (Health Care Equipment & Supplies)	905
298,085	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	13,828
253,750	The Bank of Yokohama Ltd. (Banks)	1,461
193,000	The San-in Godo Bank Ltd. (Banks)	1,435
79,000	The Yokohama Rubber Co. Ltd. (Auto Components)	683
65,025	Tokio Marine Holdings, Inc. (Insurance)	2,139
72,800	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,309
111,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	1,056
208,545	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	1,614
1,403,000	Toshiba Corp. (Industrial Conglomerates)	6,552
94,000	Toshiba Tec Corp. (Technology Hardware, Storage & Peripherals)	661
24,381	Toyoda Gosei Co. Ltd. (Auto Components)	506
653,100	Toyota Motor Corp. (Automobiles)	39,228
75,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	2,157
82,300	Trend Micro, Inc. (Software)	2,710
12,200	Unicharm Corp. (Household Products)	727
425	United Urban Investment Corp. (Real Estate Investment Trusts)	686
85,100	USS Co. Ltd. (Specialty Retail)	1,453
136,468	West Japan Railway Co. (Road & Rail)	6,009
1,136,981	Yahoo Japan Corp. (Internet Software & Services)	5,253
11,900	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	247
		514,351
	Jersey — 0.50%
468,495	Glencore International PLC (Metals & Mining)	2,610
32,412	Petrofac Ltd. (Energy Equipment & Services)	667
71,839	Shire PLC (Pharmaceuticals)	5,618
30,258	Wolseley PLC (Trading Companies & Distributors)	1,658
199,472	WPP PLC (Media)	4,349
		14,902

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg — 0.38%
46,905	GAGFAH SA (Real Estate Management & Development) (a)	$854
11,478	RTL Group (Media)	1,277
241,797	SES – FDR, Class – A (Media)	9,170
		11,301
	Malaysia — 0.26%
71,000	Airasia Berhad (Airlines)	51
51,700	Alliance Financial Group Berhad (Banks)	76
85,400	AMMB Holdings Berhad (Banks)	189
82,100	Astro Malaysia Holdings Berhad (Media)	90
123,700	Axiata Group Berhad (Wireless Telecommunication Services)	269
38,372	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	46
6,700	British American Tobacco Malaysia Berhad (Tobacco)	137
43,200	Bumi Armada Berhad (Energy Equipment & Services)	46
243,500	CIMB Group Holdings Berhad (Banks)	555
80,600	Dialog Group Berhad (Construction & Engineering)	95
159,100	DiGi.com Berhad (Wireless Telecommunication Services)	284
70,200	Felda Global Ventures Holdings Berhad (Food Products)	91
90,300	Gamuda Berhad (Construction & Engineering)	133
105,600	Genting Berhad (Hotels, Restaurants & Leisure)	329
151,600	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	198
13,800	Genting Plantations Berhad (Food Products)	50
30,100	Hong Leong Bank Berhad (Banks)	129
11,700	Hong Leong Financial Group Berhad (Banks)	59
120,100	Ihh Healthcare Berhad (Health Care Providers & Services)	164
55,500	IJM Corp. Berhad (Construction & Engineering)	116
151,100	IOI Corp. Berhad (Food Products)	247
71,600	IOI Properties Group Berhad (Real Estate Management & Development) (a)	56
24,500	Kuala Lumpur Kepong Berhad (Food Products)	185
20,800	Lafarge Malayan Cement Berhad (Construction Materials)	64
219,600	Malayan Banking Berhad (Banks)	673
28,400	Malaysia Airports holdings Berhad (Transportation Infrastructure)	71
100,000	Maxis Berhad (Wireless Telecommunication Services)	210
56,300	MISC Berhad (Marine)	114
31,300	MMC Corp. Berhad (Industrial Conglomerates)	25

Shares	Security Description	Value (000)
	Malaysia (continued)
137,400	Petronas Chemicals Group Berhad (Chemicals)	$290
12,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	93
29,000	Petronas Gas Berhad (Gas Utilities)	221
23,800	PPB Group Berhad (Food Products)	112
111,400	Public Bank Berhad (Banks)	679
31,100	RHB Capital Berhad (Banks)	83
172,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services) (a)	235
132,200	Sime Darby Berhad (Industrial Conglomerates)	398
50,300	Telekom Malaysia Berhad (Diversified Telecommunication Services)	100
140,800	Tenega Nasional Berhad (Electric Utilities)	534
80,900	UEM Sunrise Berhad (Real Estate Management & Development)	51
28,500	UMW Holdings Berhad (Automobiles)	97
216,100	YTL Corp. Berhad (Multi-Utilities)	109
75,600	YTL Power International Berhad (Multi-Utilities)	35
		7,789
	Mexico — 0.50%
140,800	Alfa SAB de CV, Class – A (Industrial Conglomerates)	389
1,683,300	America Movil SAB de CV (Wireless Telecommunication Services)	1,750
17,100	Arca Continental SAB de CV (Beverages)	116
578,376	Cemex SAB de CV (Construction Materials) (a)	766
18,100	Cemex SAB de CV – Sponsored ADR (Construction Materials) (a)	239
21,800	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	248
58,100	Compartamos SAB de CV (Consumer Finance)	112
21,700	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	81
9,600	El Puerto de Liverpool SA de CV, Class 1 (Multiline Retail) (a)	113
99,900	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	350
96,200	Fomento Economico Mexicano SAB de CV (Beverages)	901
42,400	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals) (a)	115
1,900	Gruma, SAB de CV, Class – B (Food Products) (a)	23
16,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	109
10,800	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	137
80,900	Grupo Bimbo SAB de CV (Food Products)	237
28,800	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	150

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
19,100	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	$67
122,900	Grupo Financiero Banorte SAB de CV (Banks)	878
114,300	Grupo Financiero Inbursa SAB de CV, Class – O (Banks)	341
95,600	Grupo Financiero Santander Mexico SAB de CV, Class – B (Banks) (a)	254
7,700	Grupo Lala SAB de CV (Food Products)	20
188,900	Grupo Mexico SAB de CV, Series B (Metals & Mining)	630
133,722	Grupo Televisa SA, ADR (Media)	4,589
128,300	Grupo Televisa SAB de CV (Media)	880
7,280	Industrias Penoles SAB de CV (Metals & Mining)	182
75,300	Kimberly-Clark de Mexico SAB de CV, Class – A (Household Products)	211
47,200	Mexichem SAB de CV (Chemicals)	196
35,000	Minera Frisco SAB de CV, Class – A1 (Metals & Mining) (a)	69
30,200	Ohl Mexico SAB de CV (Transportation Infrastructure) (a)	92
12,700	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering) (a)	169
261,400	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	702
		15,116
	Netherlands — 3.25%
68,355	AEGON NV (Insurance)	597
149,272	Akzo Nobel NV (Chemicals)	11,190
122,145	ASML Holding NV (Semiconductors & Semiconductor Equipment)	11,374
13,219	ASML Holding NV – NYS (Semiconductors & Semiconductor Equipment)	1,233
70,821	Cnh Industrial NV (Machinery)	727
4,116	Corio NV (Real Estate Investment Trusts)	210
8,370	Delta Lloyd NV (Insurance)	212
74,046	European Aeronautic Defence & Space Co. (Aerospace & Defense)	4,962
20,214	Fugro NV (Energy Equipment & Services)	1,157
38,384	Gemalto NV (Software)	3,978
282,147	Koninklijke Ahold NV (Food & Staples Retailing)	5,296
11,587	Koninklijke Boskalis Westminster NV (Construction & Engineering)	665
74,092	Koninklijke DSM NV (Chemicals)	5,396
206,272	Koninklijke Philips Electronics NV (Industrial Conglomerates)	6,545
440,591	Reed Elsevier NV (Media)	10,105
473,719	TNT NV (Air Freight & Logistics) (a)	2,238
575,262	Unilever NV (Food Products)	25,170
45,275	Wolters Kluwer NV (Media)	1,340
44,100	Yandex NV (Internet Software & Services) (a)	1,572

Shares	Security Description	Value (000)
	Netherlands (continued)
79,320	Ziggo NV (Diversified Telecommunication Services) (b)	$3,668
		97,635
	New Zealand — 0.05%
100,940	Auckland International Airport Ltd. (Transportation Infrastructure)	345
196,200	Infratil Ltd. (Electric Utilities)	420
355,255	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	833
		1,598
	Norway — 0.81%
206,887	DNB ASA (Banks)	3,786
15,516	Gjensidige Forsikring ASA (Insurance)	278
51,761	Opera Software ASA (Internet Software & Services)	690
238,659	Orkla ASA (Food Products)	2,127
368,486	Statoil ASA (Oil, Gas & Consumable Fuels)	11,323
176,458	Telenor ASA (Diversified Telecommunication Services)	4,020
40,833	Yara International ASA (Chemicals)	2,046
		24,270
	Papua New Guinea — 0.11%
354,026	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	3,228
	Peru — 0.02%
9,800	Compania de Minas Buenaventura SA – Sponsored ADR (Metals & Mining)	116
3,300	Credicorp Ltd. (Banks)	513
		629
	Philippines — 0.07%
100,830	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	129
68,900	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	58
106,000	Alliance Global Group, Inc. (Industrial Conglomerates)	71
8,270	Ayala Corp. (Diversified Financial Services)	123
290,700	Ayala Land, Inc. (Real Estate Management & Development)	203
40,520	Bank of the Philippine Islands (Banks)	84
66,410	BDO Unibank, Inc. (Banks)	142
41,000	DMCI Holdings, Inc. (Industrial Conglomerates)	70
433,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	62
1,850	Globe Telecom, Inc. (Wireless Telecommunication Services)	68
26,590	International Container Terminal Services, Inc. (Transportation Infrastructure)	68
125,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	148
21,880	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	88

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
187,000	Megaworld Corp. (Real Estate Management & Development)	$19
569,000	Metro Pacific Investments Corp. (Diversified Financial Services)	65
15,310	Metropolitan Bank & Trust Co. (Banks)	31
2,235	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	153
7,340	SM Investments Corp. (Industrial Conglomerates)	137
312,600	SM Prime Holdings, Inc. (Real Estate Management & Development)	114
44,920	Universal Robina Corp. (Food Products)	159
		1,992
	Poland — 0.11%
2,337	Alior Bank SA (Banks) (a)	64
1,729	Bank Handlowy w Warszawie SA (Banks)	68
23,377	Bank Millennium SA (Banks)	60
6,324	Bank Pekao SA (Banks)	362
1,447	Bank Zachodni WBK SA (Banks)	176
9,564	Cyfrowy Polsat SA (Media)	70
11,685	Enea SA (Electric Utilities)	61
3,200	Energa SA (Electric Utilities)	22
2,222	Eurocash SA (Food & Staples Retailing)	29
36,884	Getin Nobel Bank SA (Banks) (a)	38
2,212	Grupa Azoty SA (Chemicals)	53
3,961	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	48
2,272	Jastrzebska Spolka Weglowa SA (Metals & Mining)	35
6,736	KGHM Polska Miedz SA (Metals & Mining)	276
776	mBank (Banks)	129
38,252	PGE SA (Electric Utilities)	272
15,509	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	210
92,662	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	160
42,273	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	526
2,886	Powszechny Zaklad Ubezpieczen SA (Insurance)	422
29,075	Synthos SA (Chemicals)	42
57,327	Tauron Polska Energia SA (Electric Utilities) (a)	98
34,745	Telekomunikacja Polska SA (Diversified Telecommunication Services)	111
		3,332
	Portugal — 0.14%
843,514	EDP – Energias de Portugal SA (Electric Utilities)	4,232
	Qatar — 0.03%
4,735	Barwa Real Estate Co. (Real Estate Management & Development)	46
1,592	Doha Bank Qsc (Banks)	24

Shares	Security Description	Value (000)
	Qatar (continued)
1,754	Industries Qatar Q.S.C. (Industrial Conglomerates)	$81
17,966	Masraf Al Rayan (Banks)	226
3,897	Ooredoo Qsc (Diversified Telecommunication Services)	127
1,310	Qatar Electricity & Water Co. (Multi-Utilities)	62
2,220	Qatar Islamic Bank (Banks)	50
1,964	Qatar National Bank (Banks)	88
1,615	The Commercial Bank of Qatar QSC (Banks)	27
16,753	Vodafone Qatar (Wireless Telecommunication Services)	72
		803
	Russia — 0.37%
22,000	ALROSA AO (Metals & Mining) (a)	27
5,977,000	Federal Hydrogenerating Co. (Electric Utilities) (a)	118
580,842	Gazprom OAO (Oil, Gas & Consumable Fuels) (a)	2,548
25,202	LUKOIL OAO (Oil, Gas & Consumable Fuels)	1,511
4,321	LUKOIL OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	258
12,842	Magnit OJSC – Sponsored GDR, Registered Shares (Food & Staples Retailing)	758
4,602	MegaFon OAO – Sponsored GDR (Wireless Telecommunication Services)	145
2,763	Mining and Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	547
25,700	Mobile TeleSystems OJSC – Sponsored ADR (Wireless Telecommunication Services)	508
4,502	NovaTek OAO – Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	560
59,870	Rosneft Oil (Oil, Gas & Consumable Fuels) (a)	440
40,080	Rostelecom OJSC (Diversified Telecommunication Services) (a)	102
527,570	Sberbank of Russia (Banks)	1,313
59,829	Sberbank of Russia – Sponsored ADR (Banks)	608
11,950	Severstal (Metals & Mining)	98
6,696	Sistema JSFC- Registered, GDR (Wireless Telecommunication Services) (a)	206
344,600	Surgutneftegas (Oil, Gas & Consumable Fuels) (a)	268
70,570	Tatneft, Class – S (Oil, Gas & Consumable Fuels) (a)	461
65,820	Uralkali OJSC (Chemicals)	302
255,700,000	VTB Bank OJSC (Banks)	310
		11,088
	Singapore — 1.32%
513,000	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	946
501,909	CapitaCommercial Trust (Real Estate Investment Trusts)	684

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
649,000	CapitaMall Trust (Real Estate Investment Trusts)	$1,029
1,166,000	ComfortDelGro Corp. Ltd. (Road & Rail)	2,338
358,147	DBS Group Holdings Ltd. (Banks)	4,812
2,707,907	Hutchison Port Holdings Trust (Transportation Infrastructure)	1,950
679,791	Keppel Corp. Ltd. (Industrial Conglomerates)	5,884
171,000	Keppel Land Ltd. (Real Estate Management & Development)	464
443,000	M1 Ltd./Singapore (Wireless Telecommunication Services)	1,247
277,897	Olam International Ltd. (Food & Staples Retailing)	575
342,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	2,620
480,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,068
554,000	SembCorp Marine Ltd. (Machinery)	1,822
112,399	Singapore Exchange Ltd. (Diversified Financial Services)	627
755,947	Singapore Press Holdings Ltd. (Media)	2,529
374,000	Singapore Tech Engineering (Aerospace & Defense)	1,140
2,572,110	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	7,944
993,011	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	860
		39,539
	South Africa — 0.54%
76,767	African Bank Investments Ltd. (Diversified Financial Services)	49
5,764	African Rainbow Minerals Ltd. (Metals & Mining)	101
2,999	Anglo Platinum Ltd. (Metals & Mining) (a)	130
19,886	AngloGold Ashanti Ltd. (Metals & Mining) (a)	334
17,157	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	483
1,828	Assore Ltd. (Metals & Mining)	61
16,448	Barclays Africa Group Ltd. (Banks)	250
9,687	Barloworld Ltd. (Trading Companies & Distributors)	92
14,790	Bidvest Group Ltd. (Industrial Conglomerates)	393
10,023	Coronation Fund Managers Ltd. (Capital Markets)	90
15,712	Discovery Ltd. (Insurance)	144
6,121	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	80
152,025	FirstRand Ltd. (Diversified Financial Services)	583
40,720	Gold Fields Ltd. (Metals & Mining)	147
97,942	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	228

Shares	Security Description	Value (000)
	South Africa (continued)
20,771	Harmony Gold Mining Co. Ltd. (Metals & Mining) (a)	$61
26,246	Impala Platinum Holdings Ltd. (Metals & Mining)	264
9,054	Imperial Holdings Ltd. (Distributors)	170
12,100	Investec Ltd. (Capital Markets)	111
3,081	Kumba Iron Ore Ltd. (Metals & Mining)	98
6,319	Liberty Holdings Ltd. (Insurance)	77
48,976	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	191
4,562	Massmart Holdings Ltd. (Food & Staples Retailing)	57
19,941	Mediclinic International Ltd. (Health Care Providers & Services)	153
50,183	MMI Holdings Ltd. (Insurance)	124
19,462	Mr. Price Group Ltd. (Specialty Retail)	331
82,556	MTN Group Ltd. (Wireless Telecommunication Services)	1,741
26,423	Nampak Ltd. (Containers & Packaging)	91
22,084	Naspers Ltd. (Media)	2,603
9,852	Nedbank Group Ltd. (Banks)	212
43,525	Netcare Ltd. (Health Care Providers & Services)	118
17,327	Northam Platinum Ltd. (Metals & Mining) (a)	74
10,672	Pick n Pay Stores Ltd. (Food & Staples Retailing)	58
23,176	PPC Ltd. (Construction Materials)	68
142,544	Redefine Properties Ltd. (Real Estate Investment Trusts)	129
23,613	Remgro Ltd. (Diversified Financial Services)	511
32,328	RMB Holdings Ltd. (Diversified Financial Services)	160
36,650	RMI Holdings Ltd. (Insurance)	113
7,680	Samsung Heavy Industries Co. Ltd. (Machinery)	205
88,061	Sanlam Ltd. (Insurance)	512
25,158	Sappi Ltd. (Paper Products) (a)	91
27,139	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,615
46,908	Shoprite Holdings Ltd. (Food & Staples Retailing)	680
59,327	Standard Bank Group Ltd. (Banks)	810
86,259	Steinhoff International Holdings Ltd. (Household Durables)	481
10,349	The Foschini Group Ltd. (Specialty Retail)	109
7,858	The Spar Group Ltd. (Food & Staples Retailing)	92
7,849	Tiger Brands Ltd. (Food Products)	227
18,810	Truworths International Ltd. (Specialty Retail)	133
17,719	Vodacom Group Ltd. (Wireless Telecommunication Services)	219
37,261	Woolworths Holdings Ltd. (Multiline Retail)	274
		16,128

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea — 1.65%
167	Amorepacific Corp. (Personal Products)	$251
146	Amorepacific Group (Personal Products)	108
8,720	BS Financial Group, Inc. (Banks)	128
3,253	Celltrion, Inc. (Pharmaceuticals)	150
2,217	Cheil Industries, Inc. (Chemicals)*	154
3,920	Cheil Worldwide, Inc. (Media) (a)	88
369	CJ Cheiljedang Corp. (Food Products)	126
653	CJ Corp. (Industrial Conglomerates)	90
2,810	Coway Co. Ltd. (Household Durables)	235
1,443	Daelim Industrial Co. Ltd. (Construction & Engineering)	120
5,480	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering) (a)	48
2,410	Daewoo International Corp. (Trading Companies & Distributors)	87
8,960	Daewoo Securities Co. Ltd. (Capital Markets) (a)	77
4,980	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	127
6,490	DGB Financial Group, Inc. (Banks)	97
2,223	Dongbu Insurance Co. Ltd. (Insurance)	114
338	Doosan Corp. (Industrial Conglomerates)	42
2,510	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	87
5,820	Doosan Infracore Co. Ltd. (Machinery) (a)	74
1,015	E-Mart Co. Ltd. (Food & Staples Retailing)	233
2,500	GS Engineering & Construction Corp. (Construction & Engineering) (a)	83
2,319	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	103
1,960	Halla Climate Control Corp. (Auto Components)	89
14,020	Hana Financial Group, Inc. (Banks)	520
3,548	Hankook Tire Co. Ltd. (Auto Components)	212
4,700	Hanwha Chemical Corp. (Chemicals)	85
2,510	Hanwha Corp. (Chemicals)	64
758	Honam Petrochemical Corp. (Chemicals)	138
753	Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	68
27,810	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) (a)	1,335
1,093	Hyosung Corp. (Chemicals)	73
798	Hyundai Department Store (Multiline Retail)	110
2,980	Hyundai Development Co. (Construction & Engineering)	95
3,354	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	191
662	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	176
2,047	Hyundai Heavy Industries Co. Ltd. (Machinery)	358
3,340	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	95

Shares	Security Description	Value (000)
	South Korea (continued)
3,690	Hyundai Merchant Marine Co. Ltd. (Marine) (a)	$33
565	Hyundai Mipo Dockyard Co. (Machinery)	82
9,381	Hyundai Mobis Co. Ltd. (Auto Components)	2,633
7,489	Hyundai Motor Co. Ltd. (Automobiles)	1,699
3,384	Hyundai Steel Co. (Metals & Mining)	249
818	Hyundai Wia Corp. (Auto Components)	158
13,300	Industrial Bank of Korea (Banks)	177
1,600	Jinro Ltd. (Beverages)	35
4,900	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	144
18,930	KB Financial Group, Inc. (Banks)	659
239	KCC Corp. (Building Products)	146
12,924	Kia Motors Corp. (Automobiles)	723
2,060	Korea Aerospace Industries Ltd. (Aerospace & Defense)	64
106,730	Korea Electric Power Corp. (Electric Utilities)	3,935
1,516	Korea Gas Corp. (Gas Utilities) (a)	83
1,710	Korea Investment Holdings Co. Ltd. (Capital Markets)	68
772	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	68
11,210	Korea Life Insurance Co. Ltd. (Insurance)	72
441	Korea Zinc Co. Ltd. (Metals & Mining)	173
1,580	Korean Air Lines Co. Ltd. (Airlines) (a)	52
2,930	KT Corp. (Diversified Telecommunication Services)	89
55,743	KT&G Corp. (Tobacco)	4,931
2,266	LG Chem Ltd. (Chemicals)	663
4,744	LG Corp. (Industrial Conglomerates)	293
11,440	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	359
5,219	LG Electronics, Inc. (Household Durables)	384
1,239	LG Household & Health Care Ltd. (Household Products)	558
632	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	91
9,660	LG UPlus Corp. (Diversified Telecommunication Services)	88
37	Lotte Confectionery Co. Ltd. (Food Products)	71
575	Lotte Shopping Co. Ltd. (Multiline Retail)	175
732	LS Corp. (Electrical Equipment)	54
827	LS Industrial Systems Co. Ltd. (Electrical Equipment)	54
1,360	Mirae Asset Securities Co. Ltd. (Capital Markets)	60
2,787	Naver Corp. (Internet Software & Services)	2,300
810	NCsoft Corp. (Software)	146
769	OCI Co. Ltd. (Chemicals) (a)	131
787	Orion Corp. (Food Products)	720
544	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	20

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
3,210	POSCO (Metals & Mining)	$964
880	S1 Corp. (Commercial Services & Supplies)	71
6,166	Samsung C&T Corp. (Trading Companies & Distributors)	455
1,530	Samsung Card Co. Ltd. (Consumer Finance)	65
2,826	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	163
8,047	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,515
1,316	Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	104
1,654	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	421
3,023	Samsung Life Insurance Co. Ltd. (Insurance)	305
1,643	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	263
2,770	Samsung Securities Co. Ltd. (Capital Markets)	121
1,596	Samsung Techwin Co. Ltd. (Industrial Conglomerates)	84
20,940	Shinhan Financial Group Co. Ltd. (Banks)	970
378	Shinsegae Co. Ltd. (Multiline Retail)	82
1,027	SK C&C Co. Ltd. (IT Services)	169
1,257	SK Holdings Co. Ltd. (Industrial Conglomerates)	227
2,960	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	331
4,620	SK Networks Co. Ltd. (Trading Companies & Distributors) (a)	49
22,439	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	5,245
1,998	S-Oil Corp. (Oil, Gas & Consumable Fuels)	112
14,550	Woori Finance Holdings Co. Ltd. (Banks) (a)	173
6,560	Woori Investment & Securities Co. Ltd. (Capital Markets)	57
403	Yuhan Corp. (Pharmaceuticals)	72
		49,689
	Spain — 2.50%
132,236	Abertis Infraestructuras SA (Transportation Infrastructure)	3,043
57,203	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	2,616
44,338	Amadeus It Holding SA (IT Services)	1,829
483,453	Banco Bilbao Vizcaya SA (Banks)	6,162
2,152,617	Banco Santander SA (Banks)	22,488
259,710	CaixaBank SA (Banks)	1,603
8,717	Cemex Latam Holdings SA (Construction Materials) (a)	85
88,841	Corporacion Mapfre (Insurance)	354
15,780	Enagas (Gas Utilities)	508

Shares	Security Description	Value (000)
	Spain (continued)
254,129	Ferrovial SA (Construction & Engineering)	$5,659
28,811	Gas Natural SDG SA (Gas Utilities)	910
24,348	Grifols SA, ADR (Biotechnology)	1,073
31,177	Grifols SA (Biotechnology)	1,703
395,653	Iberdrola SA (Electric Utilities)	3,025
10,413	Industria de Diseno Textil SA (Specialty Retail)	1,603
8,869	Red Electrica Corporacion SA (Electric Utilities)	811
288,391	Repsol YPF SA (Oil, Gas & Consumable Fuels)	7,605
38,902	Tecnicas Reunidas SA (Energy Equipment & Services)	2,406
673,063	Telefonica SA (Integrated Telecommunication Services)	11,538
		75,021
	Sweden — 2.54%
60,176	Assa Abloy AB, Class – B (Building Products)	3,063
112,450	Atlas Copco AB, A Shares (Machinery)	3,251
255,204	Electrolux AB, Series B (Household Durables)	6,457
73,816	Hennes & Mauritz AB, B Shares (Specialty Retail)	3,227
17,613	Industrivarden AB, C Shares (Diversified Financial Services)	348
406,339	Nordea Bank AB (Banks)	5,737
615,441	Sandvik AB (Machinery)	8,412
179,763	Securitas AB, B Shares (Commercial Services & Supplies)	2,133
441,584	Skandinaviska Enskilda Banken AB, Class – A (Banks)	5,903
205,142	Skanska AB, B Shares (Construction & Engineering)	4,684
45,419	Svenska Handelsbanken AB, A Shares (Banks)	2,224
130,373	Swedbank AB, A Shares (Banks)	3,459
91,310	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,076
1,595,842	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	19,291
685,209	TeliaSonera AB (Diversified Telecommunication Services)	5,007
155,526	Volvo AB, B Shares (Machinery)	2,143
		76,415
	Switzerland — 8.77%
1,106,519	ABB Ltd. – Registered (Electrical Equipment)	25,485
24,962	Actelion Ltd. – Registered (Biotechnology)	3,159
6,408	Baloise Holding AG – Registered (Insurance)	755
128,294	Clariant AG (Chemicals)	2,512
42,173	Compagnie Financiere Richemont SA – Registered (Textiles, Apparel & Luxury Goods)	4,426

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
83,196	Credit Suisse Group AG – Registered (Capital Markets)	$2,380
13,075	DKSH Holding Ltd. (Professional Services)	995
5,532	Givaudan SA – Registered (Chemicals)	9,228
36,211	Holcim Ltd. – Registered (Construction Materials)	3,184
23,794	Kuehne & Nagel International (Marine)	3,167
659,560	Nestle SA (Food Products)	51,107
548,562	Novartis AG – Registered (Pharmaceuticals)	49,684
3,200	Pargesa Holding SA (Multi-Sector Holdings)	287
7,415	Partners Group Holding AG (Capital Markets)	2,027
209,173	Roche Holding AG – Genusscheine (Pharmaceuticals)	62,402
1,910	SGS SA – Registered (Professional Services)	4,578
4,417	Swiss Life Holding (Insurance)	1,048
12,497	Swiss Prime Site AG – Registered (Real Estate Management & Development)	1,036
42,137	Swiss Re AG (Insurance)	3,750
9,341	Swisscom AG – Registered (Diversified Telecommunication Services)	5,431
2,541	Syngenta AG – Registered (Chemicals)	947
5,976	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	3,609
12,858	The Swatch Group AG – Registered (Textiles, Apparel & Luxury Goods)	1,429
628,396	UBS AG – Registered (Capital Markets)	11,532
31,677	Zurich Financial Services AG (Insurance)	9,550
		263,708
	Taiwan — 0.83%
134,000	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	96
303,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	394
15,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	128
99,000	Asia Cement Corp. (Construction Materials)	136
90,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	54
34,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	379
412,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components) (a)	175
32,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	298
18,166	Catcher Technology Co. Ltd. – Sponsored GDR, Registered Shares (Technology Hardware, Storage & Peripherals)	847
382,000	Cathay Financial Holding Co. Ltd. (Insurance)	597
239,000	Chang Hwa Commercial Bank Ltd. (Banks)	148

Shares	Security Description	Value (000)
	Taiwan (continued)
82,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	$210
27,000	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	73
88,000	China Airlines Ltd. (Airlines) (a)	31
660,000	China Development Financial Holding Corp. (Banks)	217
106,000	China Life Insurance Co. Ltd. (Insurance)	98
35,000	China Motor Corp. (Automobiles)	35
572,000	China Steel Corp. (Metals & Mining)	481
639,000	Chinatrust Financial Holding Co. Ltd. (Banks)	425
185,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	596
20,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	36
218,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	178
32,000	CTCI Corp. (Construction & Engineering)	55
91,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	663
286,957	E.Sun Financial Holding Co. Ltd. (Banks)	184
8,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	97
44,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	109
61,000	EVA Airways Corp. (Airlines) (a)	29
68,000	Evergreen Marine Corp. Ltd. (Marine) (a)	38
66,000	Far Eastern Department Stores Ltd. (Multiline Retail)	62
134,000	Far Eastern New Century Corp. (Industrial Conglomerates)	144
81,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	184
19,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	26
356,000	First Financial Holdings Co. Ltd. (Banks)	229
156,000	Formosa Chemicals & Fibre Corp. (Chemicals)	395
2,000	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	24
58,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	151
203,000	Formosa Plastics Corp. (Chemicals)	543
41,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	45
43,000	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	104
319,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	461
14,000	Giant Manufacturing Co. Ltd. (Leisure Products)	109
2,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	79
16,000	Highwealth Construction Corp. (Real Estate Management & Development)	36

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
9,000	Hiwin Technologies Corp. (Machinery)	$111
548,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,834
13,000	Hotai Motor Co. Ltd. (Specialty Retail)	166
33,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	153
274,000	Hua Nan Financial Holdings Co. Ltd., Class – C (Banks)	172
366,000	Innolux Corp. (Electronic Equipment, Instruments & Components) (a)	172
50,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	91
120,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	115
15,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	67
5,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	399
98,000	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	164
70,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,184
466,000	Mega Financial Holding Co. Ltd. (Banks)	388
10,000	Merida Industry Co. Ltd. (Leisure Products)	66
236,000	Nan Ya Plastics Corp. (Chemicals)	569
28,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	138
76,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	145
7,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	56
106,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	128
38,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	69
29,000	President Chain Store Corp. (Food & Staples Retailing)	232
216,000	President Enterprises Corp. (Food Products)	388
128,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	373
23,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	99
24,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	76
33,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	59
27,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	70
10,000	ScinoPharm Taiwan Ltd. (Pharmaceuticals)	25

Shares	Security Description	Value (000)
	Taiwan (continued)
353,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	$109
141,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	232
15,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	93
332,000	SinoPac Financial Holdings Co. Ltd. (Banks)	150
16,000	Standard Foods Corp. (Food Products)	44
67,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	113
352,000	Taishin Financial Holding Co. Ltd. (Banks)	180
244,000	Taiwan Business Bank (Banks) (a)	76
160,000	Taiwan Cement Corp. (Construction Materials)	242
284,000	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	163
31,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	61
48,000	Taiwan Glass Industry Corp. (Building Products) (a)	41
79,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	245
1,208,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,119
96,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	111
12,000	Tpk Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	120
10,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	34
22,000	TSRC Corp. (Chemicals)	31
18,000	U-Ming Marine Transport Corp. (Marine)	30
55,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	53
579,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	290
38,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	61
130,000	Walsin Lihwa Corp. (Electrical Equipment) (a)	46
121,000	Wistron Corp. (Technology Hardware, Storage & Peripherals)	110
76,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	105
53,000	Yang Ming Marine Transport (Marine) (a)	21
421,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	228
42,000	Yulon Motor Co. Ltd. (Automobiles)	68
		25,084

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand — 0.15%
51,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	$347
22,300	Airports of Thailand Public Co. Ltd. – Foreign Registered Shares (Transportation Infrastructure)	136
41,000	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	244
163,000	Bangkok Dusit Medical Service Public Co. Ltd., Class – F (Health Care Providers & Services)	84
43,700	Banpu Public Co. Ltd. – Foreign Registered Shares (Oil, Gas & Consumable Fuels)	40
51,900	BEC World Public Co. Ltd. – Foreign Registered Shares (Media)	78
309,900	BTS Group Holdings Public Co. Ltd. (Road & Rail)	83
5,600	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	20
71,200	Central Pattana Public Co. Ltd. – Foreign Registered Shares (Real Estate Management & Development)	108
144,400	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	121
217,400	CP ALL Public Co. Ltd. (Department Stores)	322
30,200	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders)	78
186,857	Home Product Center Public Co. Ltd. – Foreign Registered Shares (Specialty Retail)	55
58,000	Indorama Ventures Public Co. Ltd. (Chemicals)	50
615,300	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	64
90,300	Kasikornbank Public Co. Ltd. (Banks)	568
190,800	Krung Thai Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	123
86,700	Minor International Public Co. Ltd. – Foreign Registered Shares (Hotels, Restaurants & Leisure)	78
68,600	PTT Exploration & Production Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	354
79,200	PTT Global Chemical Public Co. Ltd. (Chemicals)	164
42,400	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	416
76,600	Siam Commercial Bank Public Co. Ltd. (Banks)	398
46,700	Thai Oil Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	75
18,300	The Siam Cement Public Co. Ltd. – NVDR (Construction Materials)	255
764,400	TMB Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	57

Shares	Security Description	Value (000)
	Thailand (continued)
289,500	True Corp. Public Co. Ltd. – Foreign Registered Shares (Diversified Telecommunication Services) (a)	$85
		4,403
	Turkey — 0.11%
88,871	Akbank TAS (Banks)	327
10,714	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages) (a)	131
12,316	Arcelik A/S (Household Durables)	75
10,187	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	234
3,350	Coca-Cola Icecek A/S (Beverages)	83
90,465	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	114
21,338	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	58
73,718	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	132
3,776	Ford Otomotiv Sanayi A/S (Automobiles) (a)	47
42,541	Haci OMER Sabanci Holding (Diversified Financial Services)	199
32,650	KOC Holdings A/S (Industrial Conglomerates)	161
2,305	Koza Altin Isletmeleri A/S (Metals & Mining)	26
8,803	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	70
6,835	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	42
5,823	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	136
28,677	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	88
23,244	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	67
39,539	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services) (a)	247
115,670	Turkiye Garanti Bankasi A/S (Banks)	452
30,116	Turkiye Halk Bankasi A/S (Banks)	226
75,852	Turkiye Is Bankasi A/S, Class – C (Banks)	205
25,915	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	36
40,653	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	95
7,460	Ulker Biskuvi Sanayi AS (Food Products)	63
39,061	Yapi ve Kredi Bankasi AS (Banks)	85
		3,399
	United Arab Emirates — 0.03%
80,302	Arabtec Holding Co. (Construction & Engineering) (a)	57
14,902	Dp World Ltd. (Transportation Infrastructure)	294

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Arab Emirates (continued)
163,885	Dubai Financial Market (Diversified Financial Services)	$116
85,070	Dubai Islamic Bank (Banks)	149
134,594	Emaar Properties PJSC (Real Estate Management & Development)	309
		925
	United Kingdom — 17.62%
237,200	AA PLC (Commercial Services & Supplies) (a)	1,007
57,797	Aberdeen Asset Management PLC (Capital Markets)	449
99,603	Admiral Group PLC (Insurance)	2,640
76,784	Anglo American PLC (Metals & Mining)	1,879
152,847	Antofagasta PLC (Metals & Mining)	1,996
58,100	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	876
870	ASOS PLC (Internet & Catalog Retail) (a)	44
439,787	AstraZeneca PLC (Pharmaceuticals)	32,665
455,271	Aviva PLC (Insurance)	3,977
1,250,529	BAE Systems PLC (Aerospace & Defense)	9,264
397,307	Balfour Beatty PLC (Construction & Engineering)	1,587
1,897,291	Barclays PLC (Banks)	6,909
116,487	Bellway PLC (Household Durables)	3,121
175,469	BG Group PLC (Oil, Gas & Consumable Fuels)	3,708
777,871	BHP Billiton PLC (Metals & Mining)	25,151
3,883,289	BP PLC (Oil, Gas & Consumable Fuels)	34,215
659,077	British American Tobacco PLC (Tobacco)	39,225
170,149	British Land Co. PLC (Real Estate Investment Trusts)	2,045
306,314	British Sky Broadcasting Group PLC (Media)	4,738
597,204	BT Group PLC (Diversified Telecommunication Services)	3,933
154,912	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	826
67,865	Carnival PLC (Hotels, Restaurants & Leisure)	2,564
1,615,191	Centrica PLC (Multi-Utilities)	8,640
75,960	Croda International PLC (Chemicals)	2,861
29,800	CSR PLC (Semiconductors & Semiconductor Equipment)	302
8,217	Diageo PLC (Beverages)	262
99,371	Direct Line Insurance Group (Insurance)	459
8,294	Drax Group PLC (Independent Power and Renewable Electricity Producers)	91
30,800	Ensco PLC, ADR (Energy Equipment & Services)	1,712
26,400	Fidessa Group PLC (Software)	1,000
941,265	GlaxoSmithKline PLC (Pharmaceuticals)	25,191
159,930	Grainger PLC (Real Estate Management & Development)	575

Shares	Security Description	Value (000)
	United Kingdom (continued)
27,868	Greene King PLC (Hotels, Restaurants & Leisure)	$402
359,991	Home Retail Group PLC (Internet & Catalog Retail)	1,089
2,444,853	HSBC Holdings PLC (Banks)	24,805
487,796	HSBC Holdings PLC (HK) (Banks)	4,947
78,072	ICAP PLC (Capital Markets)	508
29,567	IMI PLC (Machinery)	752
511,298	Imperial Tobacco Group PLC (Tobacco)	23,011
3,771	Inchcape PLC (Distributors)	41
85,999	Inmarsat PLC (Diversified Telecommunication Services)	1,100
64,836	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	2,687
742,713	International Consolidated Airlines Group SA (Airlines) (a)	4,709
56,083	Investec PLC (Capital Markets)	517
426,182	ITV PLC (Media)	1,300
481,698	J Sainsbury PLC (Food & Staples Retailing)	2,601
45,964	John Wood Group PLC (Energy Equipment & Services)	634
72,332	Johnson Matthey PLC (Chemicals)	3,837
565,429	Legal & General Group PLC (Insurance)	2,181
98,308	Liberty Global PLC, Series C (Media) (a)	4,159
74,412	Liberty Global PLC, Class – A (Media) (a)	3,290
9,414,055	Lloyds Banking Group PLC (Banks) (a)(b)	11,961
740,874	Marks & Spencer Group PLC (Multiline Retail)	5,391
105,638	Meggitt PLC (Aerospace & Defense)	915
113,465	Merlin Entertainments PLC (Hotels, Restaurants & Leisure) (a)	695
359,549	Michael Page International PLC (Professional Services)	2,652
43,092	Micro Focus International PLC (Software)	640
390,365	National Grid PLC (Multi-Utilities)	5,611
10,725	Next PLC (Multiline Retail)	1,188
439,644	Ocado Group PLC (Internet & Catalog Retail) (a)	2,794
434,435	Old Mutual PLC (Life & Health Insurance)	1,470
124,402	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	469
292,725	Pearson PLC (Media)	5,781
115,897	Persimmon PLC (Household Durables) (a)	2,525
64,349	Provident Financial PLC (Consumer Finance)	2,515
343,664	Prudential PLC (Insurance)	7,886
33,741	RecKitt Benckiser Group PLC (Household Products)	2,945
136,252	Resolution Ltd. (Insurance)	735
219,067	Rexam PLC (Containers & Packaging)	2,006
626,783	Rio Tinto PLC (Metals & Mining)	33,339
522,450	Rolls-Royce Holdings PLC (Aerospace & Defense)	9,556

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
489,967	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	$20,277
633,267	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	27,551
30,959	Royal Mail PLC (Air Freight & Logistics) (a)(b)	264
167,901	RSA Insurance Group PLC (Insurance)	1,364
117,549	SABMiller PLC (Beverages)	6,815
288,530	Saga PLC (Insurance) (a)(b)	858
138,136	SEGRO PLC (Real Estate Investment Trusts)	816
21,775	Severn Trent PLC (Water Utilities)	720
93,454	SSE PLC (Electric Utilities)	2,506
234,849	Standard Chartered PLC (Banks)	4,798
225,473	Standard Life PLC (Insurance)	1,443
164,371	Tate & Lyle PLC (Food Products)	1,925
3,154,210	Tesco PLC (Food & Staples Retailing)	15,339
686,944	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	1,569
110,148	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	1,609
78,658	Unilever PLC (Food Products)	3,568
66,770	United Utilities Group PLC (Water Utilities)	1,008
7,702,835	Vodafone Group PLC (Wireless Telecommunication Services)	25,703
30,168	WH Smith PLC (Specialty Retail)	552
10,082	Whitbread PLC (Hotels, Restaurants & Leisure)	761
862,642	William Morrison Supermarkets PLC (Food & Staples Retailing)	2,707
		529,709
	United States — 0.04%
19,648	Nielsen Holdings NV (Professional Services)	951
8,500	Southern Copper Corp. (Metals & Mining)	258
		1,209
	Total Common Stocks	2,791,984
	Preferred Stocks — 0.47%
	Brazil — 0.22%
5,300	AES Tiete SA – Preferred (Independent Power and Renewable Electricity Producers)	47
102,500	Banco Bradesco SA – Preferred (Banks)	1,490
10,100	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	49
11,800	Bradespar SA – Preferred (Metals & Mining)	108
8,800	Braskem SA – Preferred, Class – A (Chemicals)	56
11,900	Centrais Eletricas Brasileiras SA – Preferred, B Shares (Electric Utilities)	56
36,900	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	270

Shares	Security Description	Value (000)
	Brazil (continued)
8,700	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	$109
5,100	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	78
41,600	Gerdau SA – Preferred (Metals & Mining)	245
157,210	Itausa – Investimentos Itau SA – Preferred (Banks)	615
23,825	Lojas Americanas SA – Preferred (Multiline Retail)	152
12,200	Metalurgica Gerdau SA – Preferred (Metals & Mining)	86
144,000	Oi SA – Preferred (Diversified Telecommunication Services)	128
205,300	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	1,607
15,700	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	59
14,500	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	296
20,000	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining) (a)	69
91,500	Vale SA – Preferred (Metals & Mining)	1,087
		6,607
	Chile — 0.01%
13,354	Embotelladora Andina SA – Preferred, B Shares (Beverages)	50
4,452	Sociedad Quimica y Minera de Chile SA – Preferred, Class – B (Chemicals)	130
		180
	Colombia — 0.02%
21,339	Bancolombia SA – Preferred (Banks)	313
6,064	Grupo Argos SA – Preferred (Construction Materials)	72
66,668	Grupo Aval Acciones y Valores SA – Preferred (Banks)	48
4,778	Grupo de Inversiones Suramericana – Preferred (Diversified Financial Services)	101
		534
	Germany — 0.15%
8,682	Bayerische Motoren Werke AG – Preferred (Automobiles)	832
31,794	Henkel AG & Co. KGaA – Preferred (Household Products)	3,676
		4,508
	Russia — 0.02%
75	Ak Transneft OAO – Preferred (Oil, Gas & Consumable Fuels) (a)	164
50,700	Sberbank of Russia – Preferred (Banks)	103
335,200	Surgutneftegas – Preferred (Oil, Gas & Consumable Fuels) (a)	277
		544

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Preferred Stocks
	South Korea — 0.05%
1,944	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	$308
1,224	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	183
386	LG Chem Ltd. – Preferred (Chemicals)	74
1,012	Samsung Electronics Co. Ltd. – Preferred (Semiconductors & Semiconductor Equipment)	1,060
		1,625
	Total Preferred Stocks	13,998
	Warrant — 0.00%
	Singapore — 0.00%
78,178	Olam International Ltd. (Food & Staples Retailing) (a)	50
	Total Warrant	50
	Rights — 0.02%
	Chile — 0.00%
3,313	Empresas CMPC SA (Paper & Forest Products) (a)	1
	Hong Kong — 0.00%
1,771	Franshion Properties China Ltd. (Real Estate Management & Development) (a)	—
368,640	HKT Trust & HKT Ltd. (Integrated Telecommunication Services) (a)	109
		109
	Malaysia — 0.00%
11,140	Public Bank Berhad (Banks) (a)	19
	Russia — 0.00%
56,600	The Moscow Exchange Micex (Diversified Financial Services) (a)	112
	Spain — 0.02%
288,391	Repsol SA (Oil, Gas & Consumable Fuels) (a)	196
	United Kingdom — 0.00%
115,897	Persimmon ORD (Homebuilding) (a)	139
	Total Rights	576

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$ 65	U.S. Treasury Bill, 0.02%, 9/11/14 (c)	$65
	Total U.S. Treasury Obligation	65
	Time Deposit — 0.22%
6,636	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	6,636
	Total Time Deposit	6,636
	Mutual Funds — 5.57%
4,853,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (d)	4,853
147,147,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (d)	147,147
460,211	iShares MSCI India ETF	13,684
1,832,000	SSgA U.S. Government Money Market Fund, 0.00% (d)	1,832
	Total Mutual Funds	167,516
	Total Investments (cost $2,501,391) — 99.18%	2,980,825
	Other assets in excess of liabilities — 0.82%	24,611
	Net Assets — 100.00%	$3,005,436

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management LLC	Capital Guardian Trust Co.	Causeway Capital Management, LLC	Lazard Asset Management LLC	Mellon Capital Management Corporation	Total
Common Stocks	8.11%	52.38%	8.62%	7.75%	10.14%	5.90%	92.90%
Preferred Stocks	0.12%	0.03%	—	—	—	0.32%	0.47%
Warrant	—	—	0.00%	—	—	—	0.00%
Rights	—	0.01%	—	—	—	0.01%	0.02%
U.S. Treasury Obligation	—	—	—	—	—	—	0.00%
Time Deposit	0.03%	—	0.18%	0.01%	—	—	0.22%
Mutual Funds	—	0.16%	—	—	0.06%	5.35%	5.57%
Other Assets (Liabilities)	0.10%	0.53%	0.06%	0.09%	0.02%	0.02%	0.82%
Total Net Assets	8.36%	53.11%	8.86%	7.85%	10.22%	11.60%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of June 30, 2014.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
18	Mini MSCI Emerging Markets Index Future	$937	9/22/14	$(2)
	Net Unrealized Appreciation/(Depreciation)			$(2)
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
126,000	Canadian Dollar	Bank of New York	7/14/14	$117	$118	$1
	Total Currencies Purchased			$117	$118	$1
	Currencies Sold
126,000	Canadian Dollar	Bank of New York	7/14/14	$115	$118	$(3)
330,241,000	Japanese Yen	Bank of New York	7/28/14	3,241	3,261	(20)
	Total Currencies Sold			$3,356	$3,379	$(23)
	Net Unrealized Appreciation/(Depreciation)					$(22)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks — 89.01%
	Bermuda — 0.63%
8,249,593	Cosco Pacific Ltd. (Transportation Infrastructure)	$11,432
	Brazil — 9.17%
721,100	Ambev SA (Beverages)	5,105
398,800	Banco Bradesco SA (Banks)	5,811
518,847	Banco do Brasil SA (Banks)	5,825
3,528	Banco Santander Brasil SA (Banks)	24
985,980	Banco Santander Brasil SA – Sponsored ADR (Banks)	6,823
1,035,400	BM&FBOVESPA SA (Diversified Financial Services)	5,451
967,500	Brasil Insurance Participacoes e Adminstracao SA (Insurance)	4,669
22,700	BRF SA (Food Products)	551
640,660	Cia de Saneamento Basico do Estado de Sao Paulo SABESP – Sponsored ADR (Water Utilities)	6,868
345,500	Cia Hering (Specialty Retail)	3,469
538,510	Cia Vale Do Rio, ADR (Metals & Mining)	6,408
3,600	Cielo SA (IT Services)	74
1,853,547	EDP – Energias do Brasil SA (Electric Utilities)	9,096
350,340	Fibria Celulose SA – Sponsored ADR (Paper & Forest Products) (a)	3,405
931,710	Gerdau SA – Sponsored ADR (Metals & Mining)	5,488
492,000	Grupo BTG Pactual SA (Capital Markets)	7,688
795,803	Itau Unibanco Holding SA (Banks)	11,461
656,691	Itau Unibanco Holding SA – Sponsored ADR (Banks)	9,443
2,205,600	JBS SA (Food Products)	7,518
2,318,826	Magnesita Refratarios SA (Construction Materials) (b)	4,640
1,026,700	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	7,530
2,368,500	Petroleo Brasileiro SA – Sponsored ADR (Oil, Gas & Consumable Fuels)	34,652
339,710	Telefonica Brasil SA – Sponsored ADR (Diversified Telecommunication Services)	6,967
571,000	Vale SA (Metals & Mining)	7,558
		166,524
	Cayman Islands — 1.45%
38,115,000	Parkson Retail Group Ltd. (Multiline Retail) (b)	10,918
1,014,000	Tencent Holdings Ltd. (Internet Software & Services)	15,465
		26,383
	Chile — 0.62%
1,220,458	AES Gener SA (Independent Power and Renewable Electricity Producers)	633
241,438	Cap SA (Metals & Mining)	3,411
64,069,799	CorpBanca SA (Banks)	792
62,381	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	769

Shares	Security Description	Value (000)
	Chile (continued)
17,023,415	Enersis SA (Electric Utilities)	$5,742
		11,347
	China — 15.18%
13,738,000	Agricultural Bank of China Ltd., H Shares (Banks)	6,062
6,774,000	Air China Ltd. (Airlines)	3,968
3,662,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	12,570
24,681,100	Bank of China Ltd., H Shares (Banks)	11,050
3,816,000	Bank of Communications Co. Ltd., H Shares (Banks) (a)	2,634
1,857,500	Baoxin Auto Group Ltd. (Specialty Retail)	1,567
13,076,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure) (b)	8,993
8,658,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	5,251
4,482,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,331
15,296,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	7,440
51,098,350	China Construction Bank Corp., H Shares (Banks)	38,637
4,550,000	China Life Insurance Co. Ltd., H Shares (Insurance)	11,918
4,131,000	China Machinery Engineering Corp., H Shares (Construction & Engineering) (a)	2,441
3,270,000	China Merchants Bank Co. Ltd., H Shares (Banks) (a)	6,447
3,698,900	China Minsheng Banking Corp. Ltd., H Shares (Banks)	3,350
139,270	China Mobile Ltd. – Sponsored ADR (Wireless Telecommunication Services)	6,770
120,400	China Pacific Insurance Group Co. Ltd. (Insurance)	425
9,755,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	9,302
9,405,000	China Railway Group Ltd., H Shares (Construction & Engineering)	4,599
2,130,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	6,156
11,138,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	5,447
9,679,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	4,471
10,908,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	4,265
3,752,200	Dongfang Electric Corp. Limited (Electrical Equipment)	6,449
1,511,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	2,706
24,281,200	Global Bio-Chem Technology Group Co. Ltd. (Food Products) (a)(b)	1,050
5,225,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	6,055

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
3,114,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	$4,830
47,500,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	30,033
2,170,788	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Oil, Gas & Consumable Fuels)	2,779
3,686,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	4,361
825,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	1,305
9,169,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing) (a)(b)	5,028
10,788,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	13,627
5,163,340	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	7,821
180,500	Ping An Insurance Group Co. of China (Insurance)	1,397
1,045,000	Soho China Ltd. (Real Estate Management & Development)	824
1,770,000	Weichai Power Co. Ltd. (Machinery)	6,840
1,080,000	Weiqiao Textile Co. Ltd., H Shares (Textiles, Apparel & Luxury Goods)	532
7,194,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing) (b)	5,597
4,498,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	4,556
6,107,800	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery) (a)	3,783
		275,667
	Colombia — 0.67%
297,293	Banco Davivienda SA (Banks)	4,803
187,590	Bancolombia SA (Banks)	2,652
1,940,380	Ecopetrol SA (Oil, Gas & Consumable Fuels)	3,525
1,688,928	Grupo Aval Acciones y Valores SA (Banks)	1,215
		12,195
	Egypt — 0.01%
91,814	Telecom Egypt Co. (Diversified Telecommunication Services)	172
	Greece — 0.16%
651,942	National Bank of Greece SA (Banks) (a)	2,383
239,890	Piraeus Bank SA (Banks) (a)	532
		2,915
	Hong Kong — 3.81%
828,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	584
295,000	China Everbright International Ltd. (Commercial Services & Supplies)	422
1,683,500	China Mobile Ltd. (Wireless Telecommunication Services)	16,335
170,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	412

Shares	Security Description	Value (000)
	Hong Kong (continued)
2,802,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	$7,954
3,453,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	1,934
1,514,000	CITIC Pacific Ltd. (Industrial Conglomerates)	2,653
8,766,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	15,744
337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	—
4,099,374	NWS Holdings Ltd. (Industrial Conglomerates) (b)	7,606
5,090,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates) (b)	15,499
		69,143
	Hungary — 0.95%
599,025	OTP Bank Nyrt PLC (Banks)	11,522
298,370	Richter Gedeon Nyrt (Pharmaceuticals)	5,729
		17,251
	India — 8.96%
400,650	Bank of Baroda (Banks)	5,839
1,792,769	Bharat Heavy Electricals Ltd. (Electrical Equipment)	7,461
901,787	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	5,474
69,088	HDFC Bank Ltd. (Banks)	944
2,295,744	Hindalco Industries Ltd. (Metals & Mining)	6,268
620,687	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,295
167,862	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	2,770
237,800	ICICI Bank Ltd. (Banks)	5,608
532,820	IDFC Ltd. (Specialized Finance)	1,197
7,514,644	India Cements Ltd. (Construction Materials) (b)	14,913
82,588	Infosys Ltd. (IT Services)	4,471
103,266	ITC Ltd. (Tobacco)	558
117,129	Jubilant Life Sciences Ltd. (Pharmaceuticals)	405
3,268,837	NMDC Ltd. (Metals & Mining)	9,919
532,747	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	1,384
720,704	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	5,091
475,722	Oriental Bank of Commerce (Banks)	2,592
3,095,243	Power Grid Corp. of India Ltd. (Electric Utilities)	7,164
301,860	Punjab National Bank (Banks)	4,980
680,206	Reliance Capital Ltd. (Diversified Financial Services)	7,425
987,917	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	16,680

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
11,540	Reliance Industries Ltd. – Sponsored GDR (Oil, Gas & Consumable Fuels) (c)	$390
1,788,289	Rolta India Ltd. (IT Services)	3,344
1,237,275	Rural Electrification Corp. Ltd. (Diversified Financial Services)	7,392
999,100	Sesa Sterlite Ltd. (Metals & Mining)	4,857
91,938	Sesa Sterlite Ltd. – Sponsored ADR (Metals & Mining)	1,780
1,543,480	South Indian Bank Ltd. (Banks) (a)	811
433,352	State Bank of India (Banks)	19,357
3,910,290	Steel Authority of India Ltd. (Metals & Mining)	6,174
52,547	Tata Consultancy Services Ltd. (IT Services)	2,119
120,179	Tata Steel Ltd. – Sponsored GDR, Registered Shares (Metals & Mining)	1,049
		162,711
	Indonesia — 0.78%
3,494,000	PT Aneka Tambang Tbk (Metals & Mining)	322
6,360,400	PT Astra International Tbk (Automobiles)	3,906
441,700	PT Bank Central Asia Tbk (Banks)	410
2,462,800	PT Bank Negara Indonesia Persero Tbk (Banks)	991
473,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	413
4,485,900	PT Indofood Sukses Makmur Tbk (Food Products)	2,537
23,815,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	4,956
319,200	PT United Tractors Tbk (Machinery)	623
		14,158
	Jersey — 0.04%
7,450,000	West China Cement Ltd. (Construction Materials)	692
	Malaysia — 1.57%
5,668,400	Airasia Berhad (Airlines)	4,062
4,230,093	CIMB Group Holdings Berhad (Banks)	9,647
249,600	Hong Leong Financial Group Berhad (Banks)	1,255
2,254,814	Malayan Banking Berhad (Banks)	6,906
635,632	Parkson Holdings Berhad (Multiline Retail) (a)	511
1,906,000	Sime Darby Berhad (Industrial Conglomerates)	5,743
106,900	Tenega Nasional Berhad (Electric Utilities)	406
		28,530
	Mexico — 2.93%
1,798,400	Alpek SA de CV (Chemicals)	3,477
5,864,100	America Movil SAB de CV (Wireless Telecommunication Services)	6,093

Shares	Security Description	Value (000)
	Mexico (continued)
165,980	America Movil SAB de CV – Sponsored ADR, Series L (Wireless Telecommunication Services)	$3,444
433,572	Arca Continental SAB de CV (Beverages)	2,936
471,200	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	5,353
2,632,900	Consorcio ARA SAB de CV (Household Durables) (a)	1,222
807,390	Controladora Vuela Compania de Aviacion SAB de CV, Class – A, ADR (Airlines) (a)	7,267
438,700	El Puerto de Liverpool SA de CV, Class 1 (Multiline Retail) (a)	5,161
659,037	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	4,464
261,500	Grupo Financiero Banorte SAB de CV (Banks)	1,870
2,062,200	Grupo Financiero Santander Mexico SAB de CV, Class – B (Banks) (a)	5,469
270,345	Grupo Mexico SAB de CV, Series B (Metals & Mining)	902
1,772,300	Kimberly-Clark de Mexico SAB de CV, Class – A (Household Products)	4,974
225,000	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	603
		53,235
	Peru — 0.28%
218,300	Compania de Minas Buenaventura SA – Sponsored ADR (Metals & Mining)	2,578
15,600	Credicorp Ltd. (Banks)	2,425
		5,003
	Philippines — 0.02%
6,095	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	417
	Poland — 1.55%
81,030	Asseco Poland SA (Software)	1,098
164,798	Energa SA (Electric Utilities)	1,123
135,482	KGHM Polska Miedz SA (Metals & Mining)	5,554
764,386	PGE SA (Electric Utilities)	5,451
850,149	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	10,557
2,583,797	Tauron Polska Energia SA (Electric Utilities) (a)	4,400
		28,183
	Qatar — 0.25%
272,292	The Commercial Bank of Qatar QSC (Banks)	4,630
	Russia — 4.65%
3,914,049	Gazprom OAO – Sponsored GDR, ADR (Oil, Gas & Consumable Fuels)	34,110
80,319	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	4,796

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
39,100	LUKOIL OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	$2,339
22,167	Magnit OJSC – Sponsored GDR, Registered Shares (Food & Staples Retailing)	1,308
260,020	Mobile TeleSystems OJSC – Sponsored ADR (Wireless Telecommunication Services)	5,133
4,250	Novatek OAO, GDR (Oil, Gas & Consumable Fuels)	529
1,287,660	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels) (c)	9,419
986,470	Sberbank of Russia – Sponsored ADR (Banks)	9,993
436,600	Sberbank of Russia – Sponsored ADR (Banks)	4,440
101,880	Severstal – Sponsored GDR, Registered Shares (Metals & Mining)	828
11,418	Severstal – Sponsored GDR, Registered Shares (Metals & Mining)	95
192,947	Sistema JSFC – Registered, GDR (Wireless Telecommunication Services) (a)	5,943
670,506	Surgutneftegaz OAO – Sponsored ADR Preferred (Oil, Gas & Consumable Fuels)	5,538
		84,471
	South Africa — 3.39%
24,876	AngloGold Ashanti Ltd. (Metals & Mining) (a)	416
877,806	Barclays Africa Group Ltd. (Banks)	13,343
386,351	Barloworld Ltd. (Trading Companies & Distributors)	3,682
84,590	FirstRand Ltd. (Diversified Financial Services)	324
529,109	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	1,232
220,012	Imperial Holdings Ltd. (Distributors)	4,141
527,089	Investec Ltd. (Capital Markets)	4,836
33,632	Kumba Iron Ore Ltd. (Metals & Mining)	1,073
36,796	Liberty Holdings Ltd. (Insurance)	450
333,438	MMI Holdings Ltd. (Insurance)	824
194,515	MTN Group Ltd. (Wireless Telecommunication Services)	4,101
308,066	Murray & Roberts Holdings Ltd. (Construction & Engineering) (a)	705
70,407	Naspers Ltd. (Media)	8,296
4,344,602	Redefine Properties Ltd. (Real Estate Investment Trusts)	3,921
438,435	Reunert Ltd. (Industrial Conglomerates)	2,676
62,149	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,699
448,963	Standard Bank Group Ltd. (Banks)	6,127
161,674	The Foschini Group Ltd. (Specialty Retail)	1,697
		61,543
	South Korea — 17.02%
74,330	BS Financial Group, Inc. (Banks)	1,095
59,960	DGB Financial Group, Inc. (Banks)	898

Shares	Security Description	Value (000)
	South Korea (continued)
48,145	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	$2,146
138,370	Hana Financial Group, Inc. (Banks)	5,129
139,290	Hanwha Corp. (Chemicals)	3,559
58,780	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) (a)	2,821
106,250	Hyundai Development Co. (Construction & Engineering)	3,376
27,640	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	788
8,203	Hyundai Mobis Co. Ltd. (Auto Components)	2,303
120,461	Hyundai Motor Co. Ltd. (Automobiles)	27,326
52,200	Hyundai Securities Co. Ltd. (Capital Markets) (a)	305
436,381	Jinro Ltd. (Beverages)	9,468
540,314	KB Financial Group, Inc. (Banks)	18,799
262,630	KB Financial Group, Inc. – Sponsored ADR (Banks)	9,129
65,892	Kia Motors Corp. (Automobiles)	3,686
24,350	KJB Financial Group Co. Ltd. (Banks) (a)	268
37,242	KNB Financial Group Co. Ltd. (Banks) (a)	473
52,780	Korea Electric Power Corp. (Electric Utilities)	1,946
841,360	Korea Electric Power Corp. – Sponsored ADR (Electric Utilities) (b)	15,481
116,980	Korea Investment Holdings Co. Ltd. (Capital Markets)	4,647
88,790	Korea Life Insurance Co. Ltd. (Insurance)	567
94,496	Korean Reinsurance Co. (Insurance)	976
243,950	KT Corp. (Diversified Telecommunication Services)	7,366
232,730	KT Corp. – Sponsored ADR (Diversified Telecommunication Services)	3,524
73,396	KT&G Corp. (Tobacco)	6,493
26,701	LG Chem Ltd. (Chemicals)	7,812
87,454	LG Corp. (Industrial Conglomerates)	5,403
147,060	LG Electronics, Inc. (Household Durables)	10,800
15,347	Lotte Shopping Co. Ltd. (Multiline Retail)	4,680
15,474	LS Corp. (Electrical Equipment)	1,136
96,540	Mirae Asset Securities Co. Ltd. (Capital Markets)	4,280
2,731	Naver Corp. (Internet Software & Services)	2,254
9,882	Nong Shim Co. Ltd. (Food Products)	2,789
48,852	POSCO (Metals & Mining)	14,680
65,010	POSCO – Sponsored ADR (Metals & Mining)	4,839
14,518	Samsung Card Co. Ltd. (Consumer Finance)	619
45,756	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	59,791
10,362	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,637
420,410	Shinhan Financial Group Co. Ltd. (Banks)	19,469
45,354	Shinsegae Co. Ltd. (Multiline Retail)	9,795
27,658	SK Holdings Co. Ltd. (Industrial Conglomerates)	4,989

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
41,879	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	$4,678
493,260	SK Networks Co. Ltd. (Trading Companies & Distributors) (a)	5,241
4,300	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,005
469,010	Tong Yang Life Insurance Co. Ltd. (Insurance) (b)	4,511
321,378	Woori Finance Holdings Co. Ltd. (Banks) (a)	3,828
151,410	Woori Investment & Securities Co. Ltd. (Capital Markets)	1,307
		309,112
	Taiwan — 10.27%
3,939,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	5,126
849,972	Asia Cement Corp. (Construction Materials)	1,164
538,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	6,001
12,659,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components) (a)	5,363
390,000	Cathay Financial Holding Co. Ltd. (Insurance)	609
1,996,000	Cheng Uei Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,911
780,000	China Petrochemical Development Corp. (Chemicals)	317
161,384	China Steel Corp. (Metals & Mining)	136
7,625,550	Chinatrust Financial Holding Co. Ltd. (Banks)	5,083
160,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	516
13,188,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	10,777
66,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	481
847,190	Far Eastern Department Stores Ltd. (Multiline Retail)	796
2,671,440	Far Eastern New Century Corp. (Industrial Conglomerates)	2,877
148,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	202
167,000	Feng Hsin Iron & Steel Co. Ltd. (Metals & Mining)	244
10,621,015	First Financial Holdings Co. Ltd. (Banks)	6,830
102,200	Formosa Plastics Corp. (Chemicals)	273
2,619,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	2,895
699,750	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,697
285,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	413

Shares	Security Description	Value (000)
	Taiwan (continued)
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	$1
122,000	Highwealth Construction Corp. (Real Estate Management & Development)	272
6,427,961	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	21,529
1,441,000	Innolux Corp. (Electronic Equipment, Instruments & Components) (a)	676
1,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1
271,240	LCY Chemical Corp. (Chemicals)	220
2,998,549	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	5,007
153,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,604
3,726,477	Mega Financial Holding Co. Ltd. (Banks)	3,102
105,240	Nan Ya Plastics Corp. (Chemicals)	253
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components) (a)	3,573
2,886,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	5,510
1,968,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2,370
2,645,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,784
1,680,150	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	7,203
15,995,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	4,935
833,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	5,162
9,695,000	Taishin Financial Holding Co. Ltd. (Banks)	4,968
1,437,000	Taiwan Cement Corp. (Construction Materials)	2,176
6,185,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	26,207
127,230	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors & Semiconductor Equipment)	2,721
231,000	TSRC Corp. (Chemicals)	327
5,093,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	4,930
11,634,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	5,826
3,190,591	United Microelectronics Corp. – Sponsored ADR (Semiconductors & Semiconductor Equipment) (b)	7,689
11,724,000	Walsin Lihwa Corp. (Electrical Equipment) (a)	4,182
5,131,640	Wistron Corp. (Technology Hardware, Storage & Peripherals)	4,684
		186,623

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand — 2.71%
1,876,400	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	$11,193
400,600	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	2,383
983,300	Banpu Public Co. Ltd. – Foreign Registered Shares (Oil, Gas & Consumable Fuels)	894
100	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	—
1,302,800	Kasikornbank Public Co. Ltd. (Banks)	8,233
1,128,675	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	5,829
4,466,242	PTT Global Chemical Public Co. Ltd. (Chemicals)	9,293
591,500	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	5,798
3,467,000	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	5,557
		49,180
	Turkey — 1.78%
4,249,815	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	5,337
620,957	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,111
1,171,242	Haci OMER Sabanci Holding (Diversified Financial Services)	5,468
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class – D (Metals & Mining) (a)	—
874,695	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services) (a)	5,471
436,590	Turkiye Garanti Bankasi A/S (Banks)	1,709
976,230	Turkiye Halk Bankasi A/S (Banks)	7,327
2,163,690	Turkiye Is Bankasi A/S, Class – C (Banks)	5,853
		32,276
	Ukraine — 0.01%
271,395	JKX Oil & Gas PLC (Oil, Gas & Consumable Fuels) (a)	268
	United Arab Emirates — 0.12%
938,664	Emaar Properties PJSC (Real Estate Management & Development)	2,149
	United States — 0.03%
16,900	Southern Copper Corp. (Metals & Mining)	513
	Total Common Stocks	1,616,723
	Preferred Stocks — 4.92%
	Brazil — 3.78%
117,054	AES Tiete SA – Preferred (Independent Power and Renewable Electricity Producers)	1,033

Shares or Principal Amount (000)	Security Description	Value (000)
	Brazil (continued)
683,400	Banco Bradesco SA – Preferred (Banks)	$9,931
2,109,800	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	10,266
431,517	Bradespar SA – Preferred (Metals & Mining)	3,956
740,212	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	5,412
392,300	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	4,925
322,800	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	4,932
563,100	Gerdau SA – Preferred (Metals & Mining)	3,316
89,827	Itausa – Investimentos Itau SA – Preferred (Banks)	351
1,339,400	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	10,484
259,909	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	5,309
739,481	Vale SA – Preferred (Metals & Mining)	8,790
		68,705
	Chile — 0.38%
655,081	Embotelladora Andina SA – Preferred, B Shares (Beverages)	2,466
149,124	Sociedad Quimica y Minera de Chile SA – Preferred, Class – B (Chemicals)	4,362
		6,828
	Colombia — 0.30%
366,930	Bancolombia SA – Preferred (Banks)	5,376
	South Korea — 0.46%
8,000	Samsung Electronics Co. Ltd. – Preferred (Semiconductors & Semiconductor Equipment)	8,382
	Total Preferred Stocks	89,291
	Time Deposit — 1.40%
$ 25,494	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 7/1/14	25,494
	Total Time Deposit	25,494
	Mutual Funds — 3.14%
2,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (d)	2
6,326,500	iShares Asia Trust – iShares FTSE A50 China Index ETF, 3.08% (d)	6,890
672,620	iShares MSCI Emerging Markets Index Fund ETF, 1.69% (d)	29,077
18,480	iShares MSCI Taiwan Index Fund ETF, 3.32% (d)	292
16,152,000	SSgA Treasury Money Market Fund, 0.00% (d)	16,152

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares	Security Description	Value (000)
	Mutual Funds (continued)
206,710	WisdomTree India Earnings Fund ETF, 1.76%	$4,645
	Total Mutual Funds	57,058
	Total Investments (cost $1,642,483) — 98.47%	1,788,566
	Other assets in excess of liabilities — 1.53%	27,771
	Net Assets — 100.00%	$1,816,337

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 5.61% of the Portfolio's net assets.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on June 30, 2014.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	47.32%	41.69%	89.01%
Preferred Stocks	0.74%	4.18%	4.92%
Time Deposit	1.40%	—	1.40%
Mutual Funds	2.25%	0.89%	3.14%
Other Assets (Liabilities)	0.67%	0.86%	1.53%
Total Net Assets	52.38%	47.62%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.48%
$ 51	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$51
25	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	25
25	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	25
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	119
20	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	20
80	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	83
50	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	50
60	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	60
60	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	60
	Total Asset Backed Securities			493
	Collateralized Mortgage Obligations — 2.41%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.95	5/10/45	149
55	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4 (a)	5.41	12/11/40	57
43	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	43
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	52
50	Commercial Mortgage Trust, Series 2013-CR11, Class A4	4.26	10/10/46	54
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	28
100	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	105
26	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	27
29	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	30
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	20
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	31
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	36
60	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	65
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2 (a)	4.19	12/25/20	39
40	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	42
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27
50	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	54
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	148
143	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4 (a)	5.04	3/15/46	144
255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	275
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	27
96	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.03	11/12/16	96

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$ 21	Morgan Stanley BAML Trust, Series 2013-C9, Class A1	0.83	5/15/46	$21
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	52
50	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	50
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	277
186	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.11	7/11/17	206
150	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	162
30	UBS – Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	29
91	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4 (a)	5.42	1/15/45	96
	Total Collateralized Mortgage Obligations			2,468
	U.S. Government Agency Mortgages — 32.61%
159	Fannie Mae, Pool #MA1210	2.50	9/1/49	162
162	Fannie Mae, Pool #MA1277	2.50	12/1/27	165
151	Fannie Mae, Pool #AO3019	2.50	5/1/27	153
96	Fannie Mae, Pool #AU0293	2.50	8/1/28	98
93	Fannie Mae, Pool #AU1660	2.50	7/1/28	95
94	Fannie Mae, Pool #AU6677	2.50	9/1/28	96
158	Fannie Mae, Pool #AP4742	2.50	8/1/27	161
98	Fannie Mae, Pool #AB7391	2.50	12/1/42	93
49	Fannie Mae, Pool #AU3353	3.00	8/1/43	49
366	Fannie Mae, Pool #AB7099	3.00	11/1/42	362
94	Fannie Mae, Pool #AT0682	3.00	4/1/43	93
97	Fannie Mae, Pool #AS0302	3.00	8/1/43	96
94	Fannie Mae, Pool #AB8897	3.00	4/1/43	93
353	Fannie Mae, Pool #AP6375	3.00	9/1/42	350
225	Fannie Mae, Pool #MA1307	3.00	1/1/33	230
194	Fannie Mae, Pool #AU3735	3.00	8/1/43	192
124	Fannie Mae, Pool #AB4483	3.00	2/1/27	129
357	Fannie Mae, Pool #AQ7920	3.00	12/1/42	354
163	Fannie Mae, Pool #AP2465	3.00	8/1/42	161
94	Fannie Mae, Pool #AT2127	3.00	4/1/43	93
96	Fannie Mae, Pool #AU8932	3.00	11/1/28	100
272	Fannie Mae, Pool #AP6493	3.00	9/1/42	269
160	Fannie Mae, Pool #AO0752	3.00	4/1/42	158
148	Fannie Mae, Pool #AK0006	3.00	1/1/27	154
277	Fannie Mae, Pool #AJ3079	3.00	11/1/26	288
97	Fannie Mae, Pool #AT7311	3.00	7/1/43	96
101	Fannie Mae, Pool #MA1107	3.50	7/1/32	106
25	Fannie Mae, Pool #AJ1886	3.50	3/1/42	26
99	Fannie Mae, Pool #MA1059	3.50	5/1/32	104
310	Fannie Mae, Pool #AL1717	3.50	5/1/27	329
49	Fannie Mae, Pool #AJ4867	3.50	1/1/42	50
385	Fannie Mae, Pool #AB6017	3.50	8/1/42	396
42	Fannie Mae, Pool #AT2673	3.50	4/1/43	44

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$ 457	Fannie Mae, Pool #AO2548	3.50	4/1/42	$471
176	Fannie Mae, Pool #AO3760	3.50	5/1/42	181
173	Fannie Mae, Pool #AQ0546	3.50	11/1/42	178
492	Fannie Mae, Pool #AO8137	3.50	8/1/42	507
237	Fannie Mae, Pool #AB4689	3.50	3/1/42	244
177	Fannie Mae, Pool #AP9390	3.50	10/1/42	182
169	Fannie Mae, Pool #MA0534	4.00	10/1/30	182
50	Fannie Mae, Pool #AU8849	4.00	11/1/43	53
116	Fannie Mae, Pool #AC7328	4.00	12/1/39	124
245	Fannie Mae, Pool #AH6242	4.00	4/1/26	263
99	Fannie Mae, Pool #AH5859	4.00	2/1/41	105
146	Fannie Mae, Pool #AI1186	4.00	4/1/41	155
470	Fannie Mae, Pool #190405	4.00	10/1/40	499
96	Fannie Mae, Pool #AO2959	4.00	5/1/42	102
313	Fannie Mae, Pool #AJ7689	4.00	12/1/41	333
297	Fannie Mae, Pool #AI8534	4.00	8/1/41	316
150	Fannie Mae, Pool #AJ5303	4.00	11/1/41	160
50	Fannie Mae, Pool #AJ6153	4.00	11/1/41	53
122	Fannie Mae, Pool #AI1888	4.50	5/1/41	132
26	Fannie Mae, Pool #735646	4.50	7/1/20	27
42	Fannie Mae, Pool #745278	4.50	6/1/19	45
41	Fannie Mae, Pool #829106	4.50	10/1/20	43
74	Fannie Mae, Pool #AB3192	4.50	6/1/41	80
63	Fannie Mae, Pool #AB0388	4.50	4/1/19	67
87	Fannie Mae, Pool #AA9781	4.50	7/1/24	93
316	Fannie Mae, Pool #AL1107	4.50	11/1/41	342
38	Fannie Mae, Pool #930998	4.50	4/1/29	41
51	Fannie Mae, Pool #MA0481	4.50	8/1/30	55
149	Fannie Mae, Pool #AE0954	4.50	2/1/41	162
83	Fannie Mae, Pool #AI8104	4.50	6/1/41	90
416	Fannie Mae, Pool #AH7521	4.50	3/1/41	451
349	Fannie Mae, Pool #AE0217	4.50	8/1/40	378
213	Fannie Mae, Pool #AH5988	5.00	3/1/41	237
347	Fannie Mae, Pool #889117	5.00	10/1/35	387
102	Fannie Mae, Pool #AJ1263	5.00	9/1/26	108
52	Fannie Mae, Pool #AE0945	5.00	12/1/20	55
75	Fannie Mae, Pool #725238	5.00	3/1/34	83
96	Fannie Mae, Pool #AD5477	5.00	5/1/40	106
93	Fannie Mae, Pool #603083	5.50	1/1/17	99
179	Fannie Mae, Pool #AD0527	5.50	6/1/39	200
515	Fannie Mae, Pool #890221	5.50	12/1/33	579
488	Fannie Mae, Pool #725228	6.00	3/1/34	553
97	Fannie Mae, Pool #959451	6.00	12/1/37	109

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$ 85	Fannie Mae, Pool #889984	6.50	10/1/38	$96
20	Fannie Mae, Pool #888596	6.50	7/1/37	22
109	Fannie Mae, Pool #AE0442	6.50	1/1/39	123
75	Fannie Mae, Pool #AL0583	6.50	10/1/39	85
100	Fannie Mae, 15 YR TBA	2.50	7/25/27	102
65	Fannie Mae, 15 YR TBA	3.00	7/25/28	68
50	Fannie Mae, 15 YR TBA	3.50	7/25/28	53
75	Fannie Mae, 30 YR TBA	3.50	8/25/43	77
725	Fannie Mae, 30 YR TBA	4.00	7/25/44	769
175	Fannie Mae, 30 YR TBA	5.00	7/25/44	194
95	Freddie Mac, Pool #849138 (a)	2.46	10/1/43	97
267	Freddie Mac, Pool #G18459	2.50	3/1/28	272
95	Freddie Mac, Pool #G18485	2.50	10/1/28	96
93	Freddie Mac, Pool #G18475	2.50	8/1/28	95
95	Freddie Mac, Pool #G18470	2.50	6/1/28	97
240	Freddie Mac, Pool #1B7911 (a)	2.74	12/1/40	256
49	Freddie Mac, Pool #Q20542	3.00	7/1/43	48
93	Freddie Mac, Pool #K90311	3.00	4/1/33	95
94	Freddie Mac, Pool #C91709	3.00	6/1/33	96
49	Freddie Mac, Pool #Q20138	3.00	7/1/43	48
91	Freddie Mac, Pool #C04446	3.00	1/1/43	90
281	Freddie Mac, Pool #C09035	3.00	4/1/43	278
96	Freddie Mac, Pool #G08528	3.00	4/1/43	95
193	Freddie Mac, Pool #G08537	3.00	7/1/43	190
374	Freddie Mac, Pool #G08524	3.00	3/1/43	369
95	Freddie Mac, Pool #G08525	3.00	5/1/43	94
97	Freddie Mac, Pool #G08556	3.00	11/1/43	95
50	Freddie Mac, Pool #Q17596	3.50	4/1/43	51
127	Freddie Mac, Pool #C91456	3.50	6/1/32	133
95	Freddie Mac, Pool #Q09896	3.50	8/1/42	98
98	Freddie Mac, Pool #Q18101	3.50	5/1/43	101
96	Freddie Mac, Pool #C03759	3.50	2/1/42	99
48	Freddie Mac, Pool #G07283	3.50	7/1/42	49
507	Freddie Mac, Pool #G08495	3.50	6/1/42	522
74	Freddie Mac, Pool #Q25809	4.00	4/1/44	78
25	Freddie Mac, Pool #Q25548	4.00	4/1/44	26
73	Freddie Mac, Pool #G08563	4.00	1/1/44	78
39	Freddie Mac, Pool #J14924	4.00	4/1/26	41
98	Freddie Mac, Pool #G08567	4.00	1/1/44	104
46	Freddie Mac, Pool #J06163	4.00	1/1/20	48
98	Freddie Mac, Pool #Q24955	4.00	2/1/44	104
43	Freddie Mac, Pool #B19631	4.00	7/1/20	46
642	Freddie Mac, Pool #A96286	4.00	1/1/41	681

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$ 27	Freddie Mac, Pool #G14786	4.00	4/1/19	$29
22	Freddie Mac, Pool #J10406	4.50	8/1/24	24
87	Freddie Mac, Pool #C91377	4.50	6/1/31	95
25	Freddie Mac, Pool #A97658	4.50	3/1/41	27
128	Freddie Mac, Pool #G18303	4.50	3/1/24	138
890	Freddie Mac, Pool #A97692	4.50	3/1/41	965
81	Freddie Mac, Pool #G01962	5.00	12/1/35	89
257	Freddie Mac, Pool #C01598	5.00	8/1/33	285
86	Freddie Mac, Pool #G05904	5.00	9/1/39	95
183	Freddie Mac, Pool #G04913	5.00	3/1/38	202
80	Freddie Mac, Pool #G04817	5.00	9/1/38	88
346	Freddie Mac, Pool #G01665	5.50	3/1/34	388
35	Freddie Mac, Pool #G30432	5.50	11/1/28	39
132	Freddie Mac, Pool #G04688	5.50	9/1/38	147
11	Freddie Mac, Pool #1G1537 (a)	5.68	2/1/37	12
50	Freddie Mac, Pool #G03616	6.00	12/1/37	56
164	Freddie Mac, Pool #G02794	6.00	5/1/37	185
14	Freddie Mac, Pool #C90989	6.00	9/1/26	16
125	Freddie Mac, Gold 15 YR TBA	2.50	7/15/27	127
100	Freddie Mac, Gold 15 YR TBA	3.00	8/15/28	103
375	Freddie Mac, Gold 15 YR TBA	3.00	7/15/28	389
300	Freddie Mac, Gold 30 YR TBA	3.50	7/15/43	308
250	Freddie Mac, Gold 30 YR TBA	3.50	7/15/43	264
200	Freddie Mac, Gold 30 YR TBA	4.00	7/15/44	212
75	Freddie Mac, Gold 30 YR TBA	4.50	8/15/44	81
37	Government National Mortgage Association, Pool #MA0483	2.00	10/20/42	38
39	Government National Mortgage Association, Pool #MA0719	2.00	1/20/43	41
37	Government National Mortgage Association, Pool #MA0712	2.50	1/20/43	38
89	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	92
73	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	71
98	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	99
92	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	94
100	Government National Mortgage Association, Pool #AF2664	3.00	7/15/43	101
98	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	99
77	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	80
88	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	90
94	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	95
452	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	458
48	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	49
93	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	95
99	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	100
96	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	100
94	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	98

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$ 49	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	$51
310	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	324
88	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	92
324	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	338
44	Government National Mortgage Association, Pool #778157	3.50	3/15/42	45
95	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	99
95	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	99
167	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	174
95	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	101
25	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	26
124	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	130
91	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	95
87	Government National Mortgage Association, Pool #770602	4.00	9/15/41	93
83	Government National Mortgage Association, Pool #741682	4.00	7/15/41	89
100	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	107
93	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	100
86	Government National Mortgage Association, Pool #738710	4.00	9/15/41	92
178	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	191
342	Government National Mortgage Association, Pool #005139	4.00	8/20/41	367
75	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	82
157	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	172
448	Government National Mortgage Association, Pool #004801	4.50	9/20/40	491
109	Government National Mortgage Association, Pool #721760	4.50	8/15/40	120
334	Government National Mortgage Association, Pool #737310	4.50	8/15/40	365
271	Government National Mortgage Association, Pool #697946	5.00	3/15/39	298
44	Government National Mortgage Association, Pool #MA1451	5.00	11/20/43	48
431	Government National Mortgage Association, Pool #004559	5.00	10/20/39	479
93	Government National Mortgage Association, Pool #782523	5.00	11/15/35	103
48	Government National Mortgage Association, Pool #704170	5.50	1/15/39	53
28	Government National Mortgage Association, Pool #658181	5.50	11/15/36	31
60	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	67
64	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	71
95	Government National Mortgage Association, Pool #510835	5.50	2/15/35	107
66	Government National Mortgage Association, Pool #004222	6.00	8/20/38	75
132	Government National Mortgage Association, Pool #781959	6.00	7/15/35	152
81	Government National Mortgage Association, Pool #582199	6.50	1/15/32	92
125	Government National Mortgage Association, 30 YR TBA	3.00	6/20/43	126
100	Government National Mortgage Association, 30 YR TBA	3.00	7/15/42	101
125	Government National Mortgage Association, 30 YR TBA	3.50	7/20/43	130
100	Government National Mortgage Association, 30 YR TBA	3.50	8/20/42	104
175	Government National Mortgage Association, 30 YR TBA	3.50	7/15/43	182
350	Government National Mortgage Association, 30 YR TBA	4.00	7/20/43	375
125	Government National Mortgage Association, 30 YR TBA	4.00	7/15/44	134

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$ 100	Government National Mortgage Association, 30 YR TBA	4.00	8/20/43	$107
75	Government National Mortgage Association, 30 YR TBA	4.50	8/15/44	82
200	Government National Mortgage Association, 30 YR TBA	4.50	7/20/44	218
	Total U.S. Government Agency Mortgages			33,414
	U.S. Government Agency Securities — 2.21%
20	Fannie Mae, Callable 7/29/14 @ 100.00	0.50	4/29/16	20
60	Fannie Mae	0.88	5/21/18	59
65	Fannie Mae	0.88	8/28/17	65
60	Fannie Mae, Callable 8/23/14 @ 100.00	0.95	8/23/17	60
145	Fannie Mae, Callable 9/27/14 @ 100.00	1.07	9/27/17	145
75	Fannie Mae	1.13	4/27/17	75
87	Fannie Mae	1.63	10/26/15	88
30	Fannie Mae	1.63	11/27/18	30
150	Fannie Mae (b)	1.70	6/1/17	144
70	Fannie Mae	2.38	7/28/15	72
25	Fannie Mae (b)	3.65	10/9/19	22
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	10
20	Fannie Mae	5.63	7/15/37	26
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	22
20	Fannie Mae	6.25	5/15/29	27
25	Fannie Mae	7.13	1/15/30	37
20	Fannie Mae	7.25	5/15/30	30
10	Federal Farm Credit Bank, Callable 7/17/14 @ 100.00	0.54	11/7/16	10
30	Federal Farm Credit Bank	4.88	12/16/15	32
20	Federal Farm Credit Bank	5.13	8/25/16	22
60	Federal Home Loan Bank	0.50	11/20/15	60
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35
25	Federal Home Loan Bank	3.63	3/12/21	27
50	Federal Home Loan Bank	4.13	3/13/20	56
95	Federal Home Loan Bank	4.75	12/16/16	104
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	79
65	Federal Home Loan Bank, Series 656	5.38	5/18/16	71
15	Federal Home Loan Bank	5.63	6/11/21	18
50	Freddie Mac	0.42	9/18/15	50
70	Freddie Mac	0.75	1/12/18	69
100	Freddie Mac	1.00	3/8/17	100
65	Freddie Mac	1.00	7/28/17	65
50	Freddie Mac	1.00	9/29/17	50
25	Freddie Mac, Callable 8/28/14 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 9/12/14 @ 100.00	1.20	6/12/18	20
50	Freddie Mac	1.25	10/2/19	49
20	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	20
50	Freddie Mac	1.75	9/10/15	51

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$ 50	Freddie Mac	2.00	8/25/16	$52
30	Freddie Mac	2.38	1/13/22	30
40	Freddie Mac	4.38	7/17/15	42
100	Freddie Mac	5.25	4/18/16	109
25	Freddie Mac	6.25	7/15/32	34
5	Tennessee Valley Authority	3.50	12/15/42	5
35	Tennessee Valley Authority	5.25	9/15/39	42
	Total U.S. Government Agency Securities			2,259
	Corporate Bonds — 24.91%
189	3M Co. (Industrial Conglomerates)	1.38	9/29/16	192
654	American Airlines, Series 2013-2, Class A (Airlines) (c)	4.95	1/15/23	708
378	American Express Credit, MTN (Consumer Finance)	1.75	6/12/15	383
468	American International Group, MTN (Insurance)	5.85	1/16/18	534
371	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	364
454	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	492
93	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	96
585	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.85	5/6/21	590
413	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	447
558	AT&T, Inc. (Wireless Telecommunication Services)	2.38	11/27/18	567
79	AT&T, Inc. (Wireless Telecommunication Services)	4.35	6/15/45	75
669	Bank of America Corp., Series BKNT (Banks)	1.25	2/14/17	670
449	Bank of America Corp. (Banks)	2.60	1/15/19	454
331	Bank of America Corp., MTN (Banks)	4.00	4/1/24	338
265	Barrick NA Finance LLC (Metals & Mining)	5.75	5/1/43	274
349	Berkshire Hathaway, Inc. (Diversified Financial Services)	3.20	2/11/15	355
470	CC Holdings GS V LLC (Communications Equipment)	3.85	4/15/23	472
305	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	307
219	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	237
678	Citigroup, Inc. (Banks)	2.50	9/26/18	690
470	Citigroup, Inc. (Banks)	4.95	11/7/43	502
210	Comcast Corp. (Media)	4.65	7/15/42	218
222	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/24 @ 100.00 (c)	3.80	6/1/24	224
153	DCP Midstream Operating LP (Oil, Gas & Consumable Fuels), Callable 10/1/43 @ 100.00	5.60	4/1/44	169
255	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	265
373	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	415
139	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	142
305	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	315
309	ERAC USA Finance Co. (Commercial Services & Supplies) (c)	5.25	10/1/20	351
142	ERAC USA Finance Co. (Commercial Services & Supplies) (c)	5.60	5/1/15	148
284	ERAC USA Finance LLC (Commercial Services & Supplies) (c)	2.80	11/1/18	289

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$ 138	ERAC USA Finance LLC (Commercial Services & Supplies), Callable 8/15/24 @ 100.00 (c)	3.85	11/15/24	$139
270	Exelon Generation Co. LLC (Independent Power and Renewable Electricity Producers)	6.20	10/1/17	308
293	Express Scripts Holding Co. (Health Care Providers & Services)	2.65	2/15/17	304
200	Fifth Third Bank, Series BKNT (Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	199
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	631
491	General Electric Capital Corp., Series G, MTN (Diversified Financial Services), Callable 2/13/24 @ 100.00	3.45	5/15/24	493
192	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	190
162	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	183
631	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	640
220	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	226
532	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	521
136	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	144
508	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	510
438	JPMorgan Chase & Co., Series V (Banks), Callable 7/1/19 @ 100.00, Perpetual Bond (d)	5.00	—	436
268	KeyBank NA, Series BKNT (Banks)	1.65	2/1/18	268
658	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	654
375	L-3 Communications Corp. (Aerospace & Defense), Callable 2/28/24 @ 100.00	3.95	5/28/24	378
544	Lazard Group LLC (Diversified Financial Services)	4.25	11/14/20	570
290	MassMutual Global Funding LLC (Diversified Financial Services) (c)	2.00	4/5/17	296
131	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	163
324	Morgan Stanley, Series F (Capital Markets)	3.88	4/29/24	328
541	Morgan Stanley (Capital Markets)	5.00	11/24/25	577
97	Mylan, Inc. (Pharmaceuticals) (c)	3.13	1/15/23	93
213	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	224
158	Pacific Gas & Electric Co. (Electric Utilities), Callable 5/15/43 @ 100.00	5.13	11/15/43	177
51	PNC Funding Corp. (Banks), Callable 2/6/22 @ 100.00	3.30	3/8/22	52
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
169	Reinsurance Group of America, Inc. (Insurance)	4.70	9/15/23	181
455	Sabmiller Holdings, Inc. (Beverages) (c)	2.45	1/15/17	469
282	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	341
357	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	396
358	Time Warner, Inc. (Media)	4.90	6/15/42	364
354	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.20	6/17/15	364
505	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	507
385	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	390
188	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 9/15/42 @ 100.00	4.25	3/15/43	184
931	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	1,172

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$ 612	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	$618
64	Wells Fargo & Co. (Banks)	1.25	2/13/15	64
449	Wells Fargo & Co., MTN (Banks)	4.10	6/3/26	455
	Total Corporate Bonds			25,519
	U.S. Treasury Obligations — 21.26%
128	U.S. Treasury Bond	2.75	8/15/42	114
109	U.S. Treasury Bond	2.75	11/15/42	97
150	U.S. Treasury Bond	2.88	5/15/43	137
74	U.S. Treasury Bond	3.00	5/15/42	70
120	U.S. Treasury Bond	3.13	2/15/43	116
162	U.S. Treasury Bond	3.13	2/15/42	157
104	U.S. Treasury Bond	3.13	11/15/41	101
95	U.S. Treasury Bond	3.38	5/15/44	96
40	U.S. Treasury Bond	3.50	2/15/39	42
90	U.S. Treasury Bond	3.63	8/15/43	95
125	U.S. Treasury Bond	3.63	2/15/44	132
43	U.S. Treasury Bond	3.75	8/15/41	47
85	U.S. Treasury Bond	3.75	11/15/43	92
75	U.S. Treasury Bond	3.88	8/15/40	83
100	U.S. Treasury Bond	4.25	11/15/40	118
24	U.S. Treasury Bond	4.25	5/15/39	28
30	U.S. Treasury Bond	4.38	5/15/41	36
20	U.S. Treasury Bond	4.38	2/15/38	24
70	U.S. Treasury Bond	4.38	11/15/39	84
100	U.S. Treasury Bond	4.38	5/15/40	120
55	U.S. Treasury Bond	4.50	8/15/39	67
20	U.S. Treasury Bond	4.50	5/15/38	24
100	U.S. Treasury Bond	4.63	2/15/40	124
70	U.S. Treasury Bond	4.75	2/15/41	89
30	U.S. Treasury Bond	5.25	11/15/28	38
40	U.S. Treasury Bond	5.25	2/15/29	51
40	U.S. Treasury Bond	5.38	2/15/31	53
30	U.S. Treasury Bond	5.50	8/15/28	39
61	U.S. Treasury Bond	6.00	2/15/26	82
50	U.S. Treasury Bond	6.13	8/15/29	70
35	U.S. Treasury Bond	6.13	11/15/27	48
50	U.S. Treasury Bond	6.25	5/15/30	71
40	U.S. Treasury Bond	6.50	11/15/26	56
40	U.S. Treasury Bond	6.75	8/15/26	57
17	U.S. Treasury Bond	7.50	11/15/24	25
15	U.S. Treasury Bond	7.63	2/15/25	22
50	U.S. Treasury Bond	10.63	8/15/15	56
150	U.S. Treasury Note	0.25	2/29/16	150

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$ 190	U.S. Treasury Note	0.25	4/15/16	$190
185	U.S. Treasury Note	0.25	12/15/15	185
130	U.S. Treasury Note	0.25	7/31/15	130
117	U.S. Treasury Note	0.25	7/15/15	117
149	U.S. Treasury Note	0.25	8/15/15	149
141	U.S. Treasury Note	0.25	5/15/16	141
125	U.S. Treasury Note	0.25	9/30/15	125
176	U.S. Treasury Note	0.25	9/15/15	176
120	U.S. Treasury Note	0.25	11/30/15	120
100	U.S. Treasury Note	0.25	10/31/15	100
120	U.S. Treasury Note	0.25	12/31/15	120
176	U.S. Treasury Note	0.25	10/15/15	176
185	U.S. Treasury Note	0.38	1/15/16	185
120	U.S. Treasury Note	0.38	3/31/16	120
185	U.S. Treasury Note	0.38	11/15/15	185
120	U.S. Treasury Note	0.38	4/30/16	120
160	U.S. Treasury Note	0.38	5/31/16	160
168	U.S. Treasury Note	0.38	3/15/16	168
78	U.S. Treasury Note	0.38	2/15/16	78
155	U.S. Treasury Note	0.50	7/31/17	153
105	U.S. Treasury Note	0.50	6/30/16	105
80	U.S. Treasury Note	0.50	6/15/16	80
180	U.S. Treasury Note	0.63	8/31/17	178
200	U.S. Treasury Note	0.63	5/31/17	199
108	U.S. Treasury Note	0.63	12/15/16	108
82	U.S. Treasury Note	0.63	10/15/16	82
120	U.S. Treasury Note	0.63	4/30/18	117
180	U.S. Treasury Note	0.63	8/15/16	180
108	U.S. Treasury Note	0.63	11/15/16	108
101	U.S. Treasury Note	0.63	7/15/16	101
195	U.S. Treasury Note	0.63	11/30/17	192
114	U.S. Treasury Note	0.63	9/30/17	113
50	U.S. Treasury Note	0.75	3/31/18	49
112	U.S. Treasury Note	0.75	3/15/17	112
178	U.S. Treasury Note	0.75	12/31/17	176
140	U.S. Treasury Note	0.75	2/28/18	138
68	U.S. Treasury Note	0.75	6/30/17	68
160	U.S. Treasury Note	0.75	10/31/17	158
65	U.S. Treasury Note	0.75	1/15/17	65
70	U.S. Treasury Note	0.88	2/28/17	70
91	U.S. Treasury Note	0.88	1/31/18	90
155	U.S. Treasury Note	0.88	5/15/17	155
77	U.S. Treasury Note	0.88	11/30/16	77

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$ 102	U.S. Treasury Note	0.88	12/31/16	$103
100	U.S. Treasury Note	0.88	6/15/17	100
150	U.S. Treasury Note	0.88	1/31/17	151
110	U.S. Treasury Note	0.88	4/15/17	110
160	U.S. Treasury Note	0.88	7/31/19	154
85	U.S. Treasury Note	0.88	9/15/16	86
145	U.S. Treasury Note	0.88	4/30/17	145
50	U.S. Treasury Note	1.00	11/30/19	48
44	U.S. Treasury Note	1.00	5/31/18	44
17	U.S. Treasury Note	1.00	8/31/19	16
135	U.S. Treasury Note	1.00	3/31/17	136
204	U.S. Treasury Note	1.00	8/31/16	207
202	U.S. Treasury Note	1.00	10/31/16	204
200	U.S. Treasury Note	1.00	9/30/16	202
20	U.S. Treasury Note	1.00	6/30/19	19
45	U.S. Treasury Note	1.13	12/31/19	43
50	U.S. Treasury Note	1.13	3/31/20	48
150	U.S. Treasury Note	1.25	1/31/19	148
110	U.S. Treasury Note	1.25	2/29/20	107
179	U.S. Treasury Note	1.25	9/30/15	181
182	U.S. Treasury Note	1.25	8/31/15	184
104	U.S. Treasury Note	1.25	4/30/19	102
100	U.S. Treasury Note	1.25	10/31/18	99
156	U.S. Treasury Note	1.25	10/31/15	158
51	U.S. Treasury Note	1.38	12/31/18	51
150	U.S. Treasury Note	1.38	6/30/18	150
135	U.S. Treasury Note	1.38	9/30/18	135
30	U.S. Treasury Note	1.38	5/31/20	29
75	U.S. Treasury Note	1.38	11/30/18	75
100	U.S. Treasury Note	1.38	2/28/19	99
158	U.S. Treasury Note	1.38	11/30/15	161
50	U.S. Treasury Note	1.38	7/31/18	50
40	U.S. Treasury Note	1.38	1/31/20	39
160	U.S. Treasury Note	1.50	12/31/18	160
150	U.S. Treasury Note	1.50	1/31/19	150
100	U.S. Treasury Note	1.50	7/31/16	102
120	U.S. Treasury Note	1.50	5/31/19	119
285	U.S. Treasury Note	1.50	8/31/18	287
89	U.S. Treasury Note	1.50	6/30/16	91
131	U.S. Treasury Note	1.50	2/28/19	131
130	U.S. Treasury Note	1.63	3/31/19	130
130	U.S. Treasury Note	1.63	4/30/19	130
117	U.S. Treasury Note	1.63	11/15/22	111

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$ 111	U.S. Treasury Note	1.63	8/15/22	$105
85	U.S. Treasury Note	1.63	6/30/19	85
140	U.S. Treasury Note	1.75	10/31/18	142
186	U.S. Treasury Note	1.75	7/31/15	189
65	U.S. Treasury Note	1.75	10/31/20	64
289	U.S. Treasury Note	1.75	5/15/23	275
90	U.S. Treasury Note	1.75	5/15/22	87
130	U.S. Treasury Note	1.75	5/31/16	133
150	U.S. Treasury Note	1.88	10/31/17	154
75	U.S. Treasury Note	1.88	8/31/17	77
59	U.S. Treasury Note	1.88	6/30/20	59
110	U.S. Treasury Note	2.00	9/30/20	110
60	U.S. Treasury Note	2.00	11/30/20	60
105	U.S. Treasury Note	2.00	7/31/20	106
170	U.S. Treasury Note	2.00	11/15/21	168
100	U.S. Treasury Note	2.00	5/31/21	99
260	U.S. Treasury Note	2.00	2/15/23	253
120	U.S. Treasury Note	2.00	2/15/22	118
129	U.S. Treasury Note	2.00	1/31/16	132
48	U.S. Treasury Note	2.00	4/30/16	49
170	U.S. Treasury Note	2.00	2/28/21	169
105	U.S. Treasury Note	2.13	8/31/20	106
125	U.S. Treasury Note	2.13	6/30/21	125
150	U.S. Treasury Note	2.13	12/31/15	154
184	U.S. Treasury Note	2.13	8/15/21	184
30	U.S. Treasury Note	2.13	1/31/21	30
81	U.S. Treasury Note	2.25	3/31/16	84
108	U.S. Treasury Note	2.25	3/31/21	109
105	U.S. Treasury Note	2.25	4/30/21	106
125	U.S. Treasury Note	2.25	11/30/17	130
110	U.S. Treasury Note	2.38	12/31/20	112
135	U.S. Treasury Note	2.38	7/31/17	141
130	U.S. Treasury Note	2.50	5/15/24	130
195	U.S. Treasury Note	2.50	8/15/23	196
50	U.S. Treasury Note	2.50	6/30/17	52
224	U.S. Treasury Note	2.63	11/15/20	234
200	U.S. Treasury Note	2.63	8/15/20	209
9	U.S. Treasury Note	2.75	5/31/17	9
150	U.S. Treasury Note	2.75	12/31/17	158
166	U.S. Treasury Note	2.75	11/15/23	170
164	U.S. Treasury Note	2.75	11/30/16	172
210	U.S. Treasury Note	2.75	2/15/19	223
130	U.S. Treasury Note	2.75	2/15/24	133

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$123	U.S. Treasury Note	3.00	9/30/16	$130
149	U.S. Treasury Note	3.00	8/31/16	157
154	U.S. Treasury Note	3.13	5/15/21	164
113	U.S. Treasury Note	3.13	4/30/17	120
191	U.S. Treasury Note	3.13	5/15/19	206
100	U.S. Treasury Note	3.13	1/31/17	106
85	U.S. Treasury Note	3.25	12/31/16	90
83	U.S. Treasury Note	3.25	7/31/16	88
85	U.S. Treasury Note	3.25	3/31/17	91
79	U.S. Treasury Note	3.25	6/30/16	83
151	U.S. Treasury Note	3.38	11/15/19	164
100	U.S. Treasury Note	3.50	2/15/18	108
149	U.S. Treasury Note	3.50	5/15/20	163
185	U.S. Treasury Note	3.63	2/15/21	204
245	U.S. Treasury Note	3.63	2/15/20	270
60	U.S. Treasury Note	3.75	11/15/18	66
50	U.S. Treasury Note	3.88	5/15/18	55
30	U.S. Treasury Note	4.00	8/15/18	33
75	U.S. Treasury Note	4.25	8/15/15	78
100	U.S. Treasury Note	4.50	5/15/17	110
70	U.S. Treasury Note	4.75	8/15/17	78
65	U.S. Treasury Note	9.00	11/15/18	86
	Total U.S. Treasury Obligations			21,776
	Yankee Dollars — 5.24%
150	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	169
144	AstraZeneca PLC (Pharmaceuticals)	1.95	9/18/19	143
207	AXIS Specialty Finance PLC (Insurance)	5.15	4/1/45	214
229	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	240
207	Barrick International (Barbados) Corp. (Metals & Mining) (c)	6.35	10/15/36	218
353	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	364
526	Credit Suisse New York, Series G, MTN (Capital Markets)	2.30	5/28/19	528
336	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	366
244	Fairfax Financial Holdings Ltd. (Insurance) (c)	5.80	5/15/21	264
381	Japan Tobacco, Inc. (Tobacco) (c)	2.10	7/23/18	384
231	Nomura Holdings, Inc., Series G, MTN (Capital Markets)	2.75	3/19/19	235
356	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (c)	1.63	4/3/18	351
354	Volkswagen International Finance N.V. (Automobiles) (c)	2.38	3/22/17	365
91	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	102
223	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	253
334	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	397
283	Wesfarmers Ltd. (Food & Staples Retailing) (c)	1.87	3/20/18	279

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
$452	Woodside Finance Ltd. (Oil, Gas & Consumable Fuels), Callable 2/10/21 @ 100.00 (c)	4.60	5/10/21	$493
	Total Yankee Dollars			5,365
	Time Deposit — 0.27%
281	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/14	281
	Total Time Deposit			281
	Mutual Funds — 14.46%
10,149,616	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (e)	0.00		10,151
3,239,477	SSgA Treasury Money Market Fund (e)	0.00		3,239
1,421,475	SSgA U.S. Government Money Market Fund (e)	0.00		1,421
	Total Mutual Funds			14,811
	Total Investments Before TBA Sale Commitments (cost $104,775) — 103.85%			106,386
	TBA Sale Commitments (f) — (1.06)%
$(150)	Fannie Mae, 15 YR TBA	4.50	7/25/29	(159)
(300)	Fannie Mae, 30 YR TBA	6.00	7/25/44	(338)
(185)	Fannie Mae, 30 YR TBA	3.00	7/25/43	(183)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	7/15/29	(53)
(125)	Freddie Mac, Gold 30 YR TBA	3.00	7/15/44	(123)
(100)	Freddie Mac, Gold 30 YR TBA	5.00	7/15/44	(111)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	7/15/44	(110)
	Total TBA Sale Commitments			(1,077)
	Liabilities in excess of other assets — (2.79)%			(2,861)
	Net Assets — 100.00%			$102,448
(a)	Variable rate security. The rate reflected is the rate in effect on June 30, 2014.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until called.
(e)	The rate disclosed is the rate in effect on June 30, 2014.
(f)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN — Medium Term Note

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Core Fixed Income Portfolio	Mellon Capital Management Corporation	Seix Investment Advisors LLC	Total
Asset Backed Securities	0.48%	—	0.48%
Collateralized Mortgage Obligations	2.41%	—	2.41%
U.S. Government Agency Mortgages	32.61%	—	32.61%
U.S. Government Agency Securities	2.21%	—	2.21%
Corporate Bonds	0.03%	24.88%	24.91%
U.S. Treasury Obligations	21.26%	—	21.26%
Yankee Dollars	—	5.24%	5.24%
Time Deposit	0.03%	0.24%	0.27%
Mutual Funds	13.07%	1.39%	14.46%
Other Assets (Liabilities)	-4.09%	0.24%	-3.85%
Total Net Assets	68.01%	31.99%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 71.72%
$ 1,500	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 7/1/17 @ 103.84 (a)	5.13	7/1/22	$1,504
1,500	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/17 @ 102.44	4.88	5/15/23	1,581
2,015	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 1/15/17 @ 103.06	6.13	7/15/22	2,227
5,443	Activision Blizzard, Inc. (Software), Callable 9/15/16 @ 104.22 (a)	5.63	9/15/21	5,865
3,708	Aleris International, Inc. (Metals & Mining), Callable 8/11/14 @ 105.72	7.63	2/15/18	3,828
279	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 105.91	7.88	11/1/20	290
1,609	Allegion US Holding Co., Inc. (Household Durables), Callable 10/1/16 @ 104.31 (a)	5.75	10/1/21	1,693
2,069	Alliant Techsystems, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94 (a)	5.25	10/1/21	2,136
3,375	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	4,316
4,791	AMC Networks, Inc. (Media), Callable 7/15/16 @ 103.88	7.75	7/15/21	5,360
500	AmerenEnergy Generating Co., Series H (Independent Power and Renewable Electricity Producers)	7.00	4/15/18	494
2,306	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines) (a)	5.60	7/15/20	2,421
572	American Airlines Pass-Through Trust, Series 2013-1, Class B (Airlines) (a)	5.63	1/15/21	592
3,832	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 104.69	6.25	3/15/21	4,119
3,844	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 102.50 (a)	5.00	3/15/22	3,844
1,049	Aramark Services, Inc. (Food Products), Callable 3/15/15 @ 104.31	5.75	3/15/20	1,109
1,641	Asbury Automotive Group, Inc. (Specialty Retail), Callable 11/15/15 @ 104.19	8.38	11/15/20	1,822
1,500	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/16 @ 103.56	4.75	11/15/21	1,470
1,144	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/1/18 @ 102.94	5.88	8/1/23	1,164
1,783	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.31	6.63	10/1/20	1,894
2,157	Audatex North America, Inc. (Software), Callable 6/15/17 @ 103.00 (a)	6.00	6/15/21	2,303
502	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 103.88	7.75	10/15/22	561
200	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.19	6.38	9/15/22	213
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.38	6.75	11/1/20	1,658
6,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	6,359
799	BI-LO LLC/BI-LO Finance Corp. (Food Products), Callable 2/15/15 @ 104.63 (a)	9.25	2/15/19	861
3,995	Calfrac Holdings LP (Energy Equipment & Services), Callable 12/1/15 @ 103.75 (a)	7.50	12/1/20	4,294
2,576	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	2,795
4,753	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	5,300
4,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	4,828
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.31	8.63	10/15/18	1,054
2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	2,330
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/18 @ 102.56	5.13	2/15/23	1,321
1,085	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/15/16 @ 103.94	5.25	3/15/21	1,112
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 9/30/17 @ 102.63	5.25	9/30/22	843
4,840	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/1/18 @ 102.88	5.75	9/1/23	5,015
1,370	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/30/15 @ 104.88	6.50	4/30/21	1,459
773	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/31/17 @ 103.31	6.63	1/31/22	831
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 8/11/14 @ 105.25	7.00	1/15/19	765
3,294	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,475
2,061	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	2,146
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	266
2,864	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/19 @ 100.00 (a)	6.00	8/1/19	2,864
1,360	Cenveo Corp. (Commercial Services & Supplies), Callable 5/15/15 @ 105.75	11.50	5/15/17	1,435

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$6,945	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 9/15/15 @ 104.78 (a)	6.38	9/15/20	$7,380
2,388	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.31	5.75	7/15/21	2,478
623	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 103.66	4.88	4/15/22	645
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	246
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	106
500	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	575
1,190	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,380
1,450	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.41	5.88	4/15/21	1,552
6,370	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 103.56	7.13	7/15/20	6,896
1,905	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.19	8.38	10/15/20	2,088
2,155	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	2,198
2,013	CIT Group, Inc. (Diversified Financial Services)	5.00	8/15/22	2,083
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,160
3,515	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	3,946
2,908	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 103.88	7.75	4/1/19	3,082
1,979	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	2,132
383	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.19	6.38	3/15/24	400
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 104.25	8.50	12/15/19	761
1,418	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,383
1,572	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.41 (a)	5.88	4/15/22	1,647
500	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.13	8.25	4/1/20	541
714	Constellation Brands, Inc. (Beverages)	3.75	5/1/21	710
2,395	Constellation Brands, Inc. (Beverages)	4.25	5/1/23	2,404
384	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03 (Airlines)	7.88	1/2/20	415
2,551	Crestwood Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 104.69 (a)	6.13	3/1/22	2,685
2,618	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	2,729
2,773	CTR Partnership LP/CareTrust Capital Corp. (Real Estate Investment Trusts), Callable 6/1/17 @ 102.94 (a)	5.88	6/1/21	2,794
753	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	746
5,658	Delphi Corp. (Auto Components), Callable 2/15/18 @ 102.50	5.00	2/15/23	6,082
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 102.63	5.25	2/1/21	568
2,060	DISH DBS Corp. (Media)	4.25	4/1/18	2,142
1,428	DISH DBS Corp. (Media)	5.88	7/15/22	1,549
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,140
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,146
1,390	DPL, Inc. (Electric Utilities), Callable 7/15/21 @ 100.00	7.25	10/15/21	1,529
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	157
3,819	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	3,914
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 102.69	5.38	4/1/23	594
2,350	Equinix, Inc. (Internet Software & Services), Callable 7/15/16 @ 103.50	7.00	7/15/21	2,597
3,780	Exterran Partners LP (Energy Equipment & Services), Callable 4/1/17 @ 103.00	6.00	4/1/21	3,818
1,132	Fidelity National Information Services, Inc. (IT Services), Callable 3/15/17 @ 102.50	5.00	3/15/22	1,190
2,744	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 105.06 (a)	6.75	4/1/21	2,922
1,645	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	1,925
4,264	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	5,032

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,536	FTS International, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/17 @ 104.69 (a)	6.25	5/1/22	$1,571
227	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.38	6.75	6/1/21	230
3,000	GCI, Inc. (Diversified Telecommunication Services), Callable 11/15/14 @ 104.31	8.63	11/15/19	3,169
4,589	General Motors Financial Co. (Diversified Financial Services)	4.25	5/15/23	4,583
4,838	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.88	5.75	2/15/21	5,032
123	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 103.94	7.88	12/15/18	130
2,365	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers)	9.50	10/15/18	2,596
2,603	Gibraltar Industries, Inc. (Building Products), Callable 2/1/17 @ 103.13 (b)	6.25	2/1/21	2,707
3,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	4,376
1,907	Griffon Corp. (Building Products), Callable 2/1/17 @ 103.94	5.25	3/1/22	1,895
2,745	H.J. Heinz Co. (Food Products), Callable 4/15/15 @ 102.13	4.25	10/15/20	2,762
1,883	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 3/1/17 @ 103.44 (a)	6.88	3/1/20	1,996
1,915	Harland Clarke Holdings Corp. (IT Services), Callable 8/1/15 @ 104.88 (a)	9.75	8/1/18	2,104
1,787	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	1,937
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,874
1,000	HCA, Inc. (Health Care Providers & Services), Callable 11/15/15 @ 103.88	7.75	5/15/21	1,096
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.81 (a)	7.63	4/15/21	983
2,999	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 2/15/15 @ 104.00 (a)	8.00	2/15/20	3,194
4,040	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.75	5.00	3/1/21	4,030
700	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	781
1,275	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,460
1,000	Huntington Ingalls Industries (Aerospace & Defense), Callable 3/15/16 @ 103.56	7.13	3/15/21	1,093
2,873	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00	4.88	11/15/20	2,974
3,663	IAC/InterActiveCorp (Internet Software & Services), Callable 11/30/14 @ 104.88	4.88	11/30/18	3,819
3,691	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75	6/15/23	3,746
224	International Lease Finance Corp. (Diversified Financial Services)	4.63	4/15/21	231
376	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	411
3,055	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	3,361
1,125	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	1,260
1,000	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 8/15/17 @ 102.88	5.75	8/15/24	1,030
980	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 10/1/15 @ 103.88	7.75	10/1/19	1,072
1,100	J.B. Poindexter & Co., Inc. (Auto Components), Callable 4/1/17 @ 104.50 (a)	9.00	4/1/22	1,224
8,000	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	8,580
2,622	JMC Steel Group, Inc. (Metals & Mining), Callable 8/11/14 @ 106.19 (a)	8.25	3/15/18	2,674
1,972	KB Home (Household Durables), Callable 9/15/21 @ 100.00	7.00	12/15/21	2,149
440	KB Home (Household Durables)	7.50	9/15/22	488
4,101	Key Energy Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.38	6.75	3/1/21	4,264
2,124	Kinder Morgan (Delaware), Inc. (Oil, Gas & Consumable Fuels), Callable 8/15/23 @ 100.00 (a)	5.63	11/15/23	2,182
2,556	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 104.78 (a)	6.38	4/15/22	2,569
1,000	Koppers, Inc. (Chemicals), Callable 12/1/14 @ 103.94	7.88	12/1/19	1,061
2,650	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	2,839
2,262	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 12/1/16 @ 104.13 (a)	5.50	12/1/21	2,369
3,787	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	4,099
100	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	114
170	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	195

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$260	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.13	6.25	11/1/19	$272
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/15 @ 103.25	6.50	5/15/19	3,012
6,488	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.31	8.63	4/15/20	7,006
522	Lynx I Corp. (Media), Callable 4/15/17 @ 102.69 (a)	5.38	4/15/21	548
5,345	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.63	7.25	2/15/21	5,665
5,494	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	6,127
8,265	MGM Resorts International (Hotels, Restaurants & Leisure)	5.25	3/31/20	8,596
2,400	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.70	9/15/19	2,652
4,967	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.19	6.38	2/15/22	5,328
1,615	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.44	6.88	5/1/21	1,760
3,282	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94 (a)	5.88	12/15/21	3,463
1,906	Netflix, Inc. (Internet & Catalog Retail) (a)	5.75	3/1/24	1,992
3,976	Newfield Exploration Co. (Oil, Gas & Consumable Fuels), Callable 2/1/15 @ 103.44	6.88	2/1/20	4,215
3,184	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.16 (a)	6.88	10/15/21	3,391
3,012	Nielsen Finance LLC/Nielsen Finance Co. (Media), Callable 10/1/16 @ 102.25	4.50	10/1/20	3,035
1,782	Nielsen Finance LLC/Nielsen Finance Co. (Media), Callable 4/15/17 @ 103.75 (a)	5.00	4/15/22	1,795
495	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.13 (a)	6.25	7/15/22	527
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 103.94	7.88	5/15/21	3,500
1,575	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 9/1/15 @ 104.13	8.25	9/1/20	1,721
2,556	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 102.69 (a)	5.38	8/15/20	2,645
1,445	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,467
316	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	351
3,528	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44 (a)	6.88	3/15/22	3,846
1,113	Ocwen Financial Corp. (Consumer Finance), Callable 5/15/16 @ 104.97 (a)	6.63	5/15/19	1,149
2,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 10/15/15 @ 103.38	6.75	10/15/22	2,161
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 2/15/15 @ 103.75	7.50	2/15/20	1,075
743	Omnicare, Inc. (Health Care Providers & Services), Callable 6/1/15 @ 103.88	7.75	6/1/20	801
4,039	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	4,211
790	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.25	11/15/21	787
2,386	PHH Corp. (Diversified Financial Services), Callable 8/15/17 @ 103.19	6.38	8/15/21	2,517
7,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	8,123
277	Pioneer Drilling Co. (Energy Equipment & Services), Callable 8/11/14 @ 104.94	9.88	3/15/18	291
1,056	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 5/1/16 @ 103.31	6.63	5/1/21	1,181
3,973	PolyOne Corp. (Chemicals)	5.25	3/15/23	4,082
7,670	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	8,293
1,916	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	2,060
184	Res-Care, Inc. (Health Care Providers & Services), Callable 1/15/15 @ 105.38	10.75	1/15/19	201
2,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products), Callable 8/15/15 @ 103.94	7.88	8/15/19	2,940

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$875	Rose Rock Midstream LP/Rose Rock Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22 (a)	5.63	7/15/22	$886
750	RRI Energy, Inc. (Independent Power and Renewable Electricity Producers)	7.88	6/15/17	797
4,181	RSI Home Products, Inc. (Household Durables), Callable 3/1/15 @ 105.16 (a)	6.88	3/1/18	4,453
396	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels), Callable 11/1/20 @ 100.00	5.63	2/1/21	419
3,265	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25	6.50	11/1/20	3,534
1,038	Salix Pharmaceuticals Ltd. (Pharmaceuticals), Callable 1/15/17 @ 104.50 (a)	6.00	1/15/21	1,113
1,070	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.06 (a)	6.13	1/15/23	1,105
2,535	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	2,747
1,135	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.06	8.13	10/15/22	1,250
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/15 @ 104.38	8.75	1/15/20	1,806
7,379	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 104.78	6.38	6/1/21	7,710
2,127	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 105.63	7.50	6/15/21	2,329
1,750	Service Corp. International (Diversified Consumer Services)	7.00	6/15/17	1,955
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	823
2,609	SESI LLC (Energy Equipment & Services), Callable 12/15/16 @ 103.56	7.13	12/15/21	2,942
1,064	Seventy Seven Energy, Inc. (Energy Equipment & Services), Callable 7/15/17 @ 104.88	6.50	7/15/22	1,091
2,022	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.03	5.38	4/1/21	2,035
2,379	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	2,486
368	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 104.78	6.38	11/1/21	391
1,655	Sirius XM Radio, Inc. (Media), Callable 8/15/17 @ 102.63 (a)	5.25	8/15/22	1,783
1,714	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 102.94 (a)	5.88	10/1/20	1,813
446	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (a)	6.00	7/15/24	464
1,415	SLM Corp. (Consumer Finance)	5.50	1/15/19	1,503
2,000	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	2,125
5,971	Smithfield Foods, Inc. (Food Products), Callable 8/15/17 @ 103.31	6.63	8/15/22	6,538
3,880	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	4,278
1,899	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,937
960	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	1,104
410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	454
1,665	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	9.00	11/15/18	2,019
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	992
730	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	756
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.19	6.38	8/15/22	1,088
1,549	Steel Dynamics, Inc. (Metals & Mining), Callable 3/15/15 @ 103.81	7.63	3/15/20	1,659
192	Sun Merger Sub, Inc. (Food Products), Callable 8/1/15 @ 102.00 (a)	5.25	8/1/18	201
1,127	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.19	6.38	8/1/22	1,226
3,830	Taylor Morrison Communities, Inc. (Household Durables), Callable 4/15/16 @ 103.94 (a)	5.25	4/15/21	3,887
5,920	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	6,423
2,125	Tenneco, Inc. (Auto Components), Callable 8/15/14 @ 103.88	7.75	8/15/18	2,215
1,836	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 102.94	5.88	10/1/20	1,937
2,213	The ADT Corp. (Commercial Services & Supplies)	3.50	7/15/22	2,014
1,655	The ADT Corp. (Commercial Services & Supplies)	6.25	10/15/21	1,754
5,050	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	5,908
34	The AES Corp. (Independent Power and Renewable Electricity Producers)	7.75	10/15/15	36
250	The AES Corp. (Independent Power and Renewable Electricity Producers)	8.00	6/1/20	301
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,383
2,900	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,437
346	The Men's Wearhouse, Inc. (Specialty Retail), Callable 7/1/17 @ 105.25 (a)	7.00	7/1/22	358

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,481	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	$1,470
5,132	Titan International, Inc. (Machinery), Callable 10/1/16 @ 105.16	6.88	10/1/20	5,209
163	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/15 @ 102.63	5.25	9/1/18	171
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	734
2,423	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.13	6.25	4/1/21	2,574
8,064	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/16 @ 103.27	6.54	4/28/20	8,710
1,305	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/18 @ 103.31	6.63	4/1/23	1,416
162	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/18 @ 103.42	6.84	4/28/23	176
1,962	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	2,134
268	Tomkins LLC/Tomkins, Inc. (Auto Components), Callable 7/12/14 @ 106.33	9.00	10/1/18	285
1,320	TRW Automotive, Inc. (Auto Components) (a)	4.50	3/1/21	1,393
520	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 5/15/16 @ 103.69	7.38	5/15/20	575
2,636	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 4/15/17 @ 103.81	7.63	4/15/22	2,959
3,470	Universal Hospital Services, Inc. (Health Care Equipment & Supplies), Callable 8/15/15 @ 105.72	7.63	8/15/20	3,635
1,038	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.19 (a)	6.38	10/15/20	1,103
4,778	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.44	6.88	6/15/20	5,148
2,584	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	3,059
2,286	West Corp. (Commercial Services & Supplies), Callable 7/15/17 @ 104.03 (a)	5.38	7/15/22	2,263
2,480	West Corp. (Commercial Services & Supplies), Callable 11/15/14 @ 103.94	7.88	1/15/19	2,632
662	West Corp. (Commercial Services & Supplies), Callable 7/17/14 @ 105.95	8.63	10/1/18	703
1,672	Weyerhaeuser Real Estate Co. (Real Estate Investment Trusts) (a)	4.38	6/15/19	1,676
2,249	Weyerhaeuser Real Estate Co. (Real Estate Investment Trusts) (a)	5.88	6/15/24	2,314
3,446	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 100.00	5.00	3/15/19	3,627
3,556	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	3,894
901	William Lyon Homes, Inc. (Household Durables), Callable 4/15/16 @ 104.31 (a)	5.75	4/15/19	924
615	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.19	6.38	8/1/23	623
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/23	577
1,355	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 103.75	7.50	6/1/22	1,475
600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 103.88	7.75	10/15/20	650
4,750	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	5,467
	Total Corporate Bonds			577,421
	Yankee Dollars — 16.32%
3,343	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (a)	3.75	5/15/19	3,368
1,063	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (a)	4.50	5/15/21	1,082
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	320
50	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	56
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	2,019
1,720	Albea Beauty Holdings SA (Personal Products), Callable 11/1/15 @ 106.28 (a)	8.38	11/1/19	1,871
2,061	Arcelormittal (Metals & Mining)	6.75	2/25/22	2,308
6,395	ArcelorMittal (Metals & Mining)	5.75	8/5/20	6,875
1,706	Barry Callebaut Services NV (Food Products) (a)	5.50	6/15/23	1,799
736	Baytex Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 102.56 (a)	5.13	6/1/21	741
1,180	Bombardier, Inc. (Aerospace & Defense) (a)	5.75	3/15/22	1,210
172	Bombardier, Inc. (Aerospace & Defense) (a)	6.13	1/15/23	177
1,600	Calcipar SA (Building Products), Callable 5/1/15 @ 103.44 (a)	6.88	5/1/18	1,688
1,500	Cascades, Inc. (Containers & Packaging), Callable 1/15/15 @ 103.94	7.88	1/15/20	1,594
2,107	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 103.66 (a)	4.88	5/1/20	2,133

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$5,702	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.25 (a)	6.50	10/1/17	$5,830
5,053	Expro Finance Luxembourg SCA (Energy Equipment & Services), Callable 8/11/14 @ 104.25 (a)	8.50	12/15/16	5,280
1,368	First Quantum Minerals Ltd. (Metals & Mining), Callable 2/15/18 @ 103.50 (a)	7.00	2/15/21	1,407
1,351	First Quantum Minerals Ltd. (Metals & Mining), Callable 5/15/17 @ 105.44 (a)	7.25	5/15/22	1,408
1,525	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44 (a)	6.88	4/1/22	1,636
5,245	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	5,710
2,422	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.06 (a)	6.75	7/15/21	2,622
1,500	Grifols Worldwide Operations Ltd. (Pharmaceuticals), Callable 4/1/17 @ 103.94 (a)	5.25	4/1/22	1,556
1,783	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 104.75	9.50	10/1/20	1,961
403	Imperial Metals Corp. (Metals & Mining), Callable 3/15/17 @ 103.50 (a)	7.00	3/15/19	414
3,320	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	3,304
2,145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,311
2,150	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,354
3,224	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	3,329
3,691	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.19 (a)	6.38	1/30/23	3,921
2,400	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/15 @ 104.88 (a)	6.50	3/15/21	2,544
400	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/30/18 @ 103.50 (a)	7.00	3/31/24	441
3,393	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 105.53 (a)	7.38	1/15/22	3,495
1,204	Norbord, Inc. (Paper & Forest Products) (a)	5.38	12/1/20	1,216
3,397	Northern Blizzard Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 105.44 (a)	7.25	2/1/22	3,499
1,555	Novelis, Inc. (Metals & Mining), Callable 8/11/14 @ 106.28	8.38	12/15/17	1,658
4,348	Pacific Drilling SA (Oil, Gas & Consumable Fuels), Callable 6/1/16 @ 104.03 (a)	5.38	6/1/20	4,261
2,521	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels), Callable 12/1/15 @ 103.63 (a)	7.25	12/1/17	2,666
3,405	Quebecor Media, Inc. (Media)	5.75	1/15/23	3,499
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,756
2,928	Seagate HDD Cayman (Technology Hardware, Storage & Peripherals) (a)	4.75	1/1/25	2,906
1,782	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	1,811
3,672	Stackpole International Intermediate Co. (Auto Components), Callable 10/15/16 @ 105.81 (a)	7.75	10/15/21	3,837
2,038	Stena AB (Marine) (a)	7.00	2/1/24	2,170
2,836	Telecom Italia Capital (Diversified Telecommunication Services)	7.00	6/4/18	3,254
178	Tembec Industries, Inc. (Paper & Forest Products), Callable 12/15/14 @ 105.63	11.25	12/15/18	193
804	The Nielsen Co. (Luxembourg) Sarl (Professional Services), Callable 10/1/16 @ 104.13 (a)	5.50	10/1/21	830
3,751	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00 (a)	6.00	11/1/20	3,892
532	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.69 (a)	6.25	4/15/22	552
4,652	UPCB Finance V Ltd. (Diversified Telecommunication Services), Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	5,117
1,037	UPCB Finance VI Ltd. (Diversified Telecommunication Services), Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	1,133
836	Videotron Ltee (Media)	5.00	7/15/22	859
5,520	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.06 (a)	6.75	8/15/18	5,948
881	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 7/25/14 @ 105.44 (a)	7.25	2/15/18	931
2,503	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 7/25/14 @ 105.44 (a)	7.25	2/15/18	2,644
	Total Yankee Dollars			131,396

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Preferred Stock — 0.19%
55,515	GMAC Capital Trust I (Consumer Finance)			$1,516
	Total Preferred Stock			1,516
	Time Deposit — 1.05%
$ 8,479	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/14	8,479
	Total Time Deposit			8,479
	Mutual Funds — 9.86%
78,936,727	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (c)	0.00		78,936
422,719	SSgA Treasury Money Market Fund (c)	0.00		423
	Total Mutual Funds			79,359
	Total Investments (cost $767,458) — 99.14%			798,171
	Other assets in excess of liabilities — 0.86%			6,949
	Net Assets — 100.00%			$805,120
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2014.
(c)	The rate disclosed is the rate in effect on June 30, 2014.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) — June 30, 2014

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Mellon Capital Management Corporation	Total
Corporate Bonds	71.72%	—	71.72%
Yankee Dollars	16.32%	—	16.32%
Preferred Stock	0.19%	—	0.19%
Time Deposit	1.05%	—	1.05%
Mutual Funds	—	9.86%	9.86%
Other Assets (Liabilities)	0.86%	—	0.86%
Total Net Assets	90.14%	9.86%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 8.41%
$380	Fannie Mae	0.50	7/2/15	$381
320	Fannie Mae, Callable 7/29/14 @ 100.00	0.50	4/29/16	320
385	Fannie Mae	0.88	10/26/17	382
750	Fannie Mae	0.88	2/8/18	740
300	Fannie Mae	0.88	8/28/17	298
350	Fannie Mae	0.88	12/20/17	347
450	Fannie Mae, Callable 8/23/14 @ 100.00	0.95	8/23/17	449
50	Fannie Mae, Callable 8/15/14 @ 100.00	1.00	2/15/18	50
300	Fannie Mae, Series 0001, Callable 7/30/14 @ 100.00	1.00	4/30/18	295
300	Fannie Mae, Callable 9/28/14 @ 100.00	1.00	12/28/17	297
250	Fannie Mae, Callable 9/27/14 @ 100.00	1.07	9/27/17	250
75	Fannie Mae, Callable 9/28/14 @ 100.00	1.13	3/28/18	75
250	Fannie Mae, Callable 8/28/14 @ 100.00	1.15	2/28/18	249
350	Fannie Mae	1.25	9/28/16	355
150	Fannie Mae, Callable 7/29/14 @ 100.00	1.55	10/29/19	147
400	Fannie Mae	1.63	10/26/15	407
350	Fannie Mae	1.88	9/18/18	356
100	Fannie Mae, Callable 8/22/14 @ 100.00	2.50	2/22/23	97
180	Fannie Mae (a)	3.72	10/9/19	158
300	Fannie Mae	5.00	3/15/16	323
610	Fannie Mae	5.00	2/13/17	677
400	Fannie Mae	5.25	9/15/16	440
200	Fannie Mae	5.38	6/12/17	226
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	31
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	163
85	Fannie Mae	6.21	8/6/38	120
95	Fannie Mae	6.25	5/15/29	128
160	Fannie Mae	6.63	11/15/30	227
30	Fannie Mae	7.25	5/15/30	44
150	Federal Farm Credit Bank, Callable 7/17/14 @ 100.00	0.54	11/7/16	150
300	Federal Farm Credit Bank	4.88	12/16/15	320
250	Federal Farm Credit Bank	5.13	8/25/16	274
600	Federal Home Loan Bank	0.50	11/20/15	601
200	Federal Home Loan Bank, Series 1	0.88	5/24/17	200
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	502
170	Federal Home Loan Bank, Callable 7/28/14 @ 100.00	1.25	2/28/18	170
550	Federal Home Loan Bank	4.75	12/16/16	604
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	282
580	Federal Home Loan Bank	5.25	12/11/20	688
500	Federal Home Loan Bank, Series 656	5.38	5/18/16	546
65	Federal Home Loan Bank	5.50	7/15/36	83
200	Freddie Mac	0.42	9/18/15	200
100	Freddie Mac	0.50	8/28/15	100
75	Freddie Mac, Callable 1/28/15 @ 100.00	0.50	1/28/16	75

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$100	Freddie Mac, Callable 9/20/14 @ 100.00	0.57	6/20/16	$100
150	Freddie Mac, Callable 10/5/14 @ 100.00	0.75	10/5/16	150
500	Freddie Mac	0.88	3/7/18	493
500	Freddie Mac	1.00	3/8/17	502
245	Freddie Mac, Callable 9/12/14 @ 100.00	1.20	6/12/18	244
200	Freddie Mac	1.25	8/1/19	196
500	Freddie Mac	1.25	10/2/19	486
250	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	245
700	Freddie Mac	1.75	9/10/15	713
300	Freddie Mac	2.00	8/25/16	309
750	Freddie Mac	2.38	1/13/22	748
100	Freddie Mac, Callable 7/17/14 @ 100.00	2.50	4/17/23	96
400	Freddie Mac	3.75	3/27/19	440
800	Freddie Mac	4.75	1/19/16	853
1,040	Freddie Mac	5.25	4/18/16	1,128
250	Freddie Mac	6.25	7/15/32	345
80	Freddie Mac	6.75	3/15/31	115
310	Tennessee Valley Authority	4.70	7/15/33	347
135	Tennessee Valley Authority	5.25	9/15/39	164
190	Tennessee Valley Authority	6.15	1/15/38	255
	Total U.S. Government Agency Securities			20,756
	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	280
	Total Corporate Bond			280
	U.S. Treasury Obligations — 81.10%
1,171	U.S. Treasury Bond	2.75	11/15/42	1,045
1,062	U.S. Treasury Bond	2.75	8/15/42	950
1,216	U.S. Treasury Bond	2.88	5/15/43	1,111
439	U.S. Treasury Bond	3.00	5/15/42	414
1,147	U.S. Treasury Bond	3.13	2/15/43	1,104
1,631	U.S. Treasury Bond	3.13	2/15/42	1,578
666	U.S. Treasury Bond	3.13	11/15/41	645
965	U.S. Treasury Bond	3.38	5/15/44	971
400	U.S. Treasury Bond	3.50	2/15/39	417
500	U.S. Treasury Bond	3.63	8/15/43	528
1,280	U.S. Treasury Bond	3.63	2/15/44	1,351
630	U.S. Treasury Bond	3.75	8/15/41	684
1,245	U.S. Treasury Bond	3.75	11/15/43	1,345
935	U.S. Treasury Bond	3.88	8/15/40	1,037
690	U.S. Treasury Bond	4.25	11/15/40	813
682	U.S. Treasury Bond	4.38	11/15/39	817
485	U.S. Treasury Bond	4.38	2/15/38	579
363	U.S. Treasury Bond	4.38	5/15/40	435
146	U.S. Treasury Bond	4.38	5/15/41	176

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$800	U.S. Treasury Bond	4.50	8/15/39	$975
185	U.S. Treasury Bond	4.50	2/15/36	225
973	U.S. Treasury Bond	4.63	2/15/40	1,210
775	U.S. Treasury Bond	4.75	2/15/41	985
620	U.S. Treasury Bond	5.25	2/15/29	795
282	U.S. Treasury Bond	5.25	11/15/28	361
359	U.S. Treasury Bond	5.38	2/15/31	471
313	U.S. Treasury Bond	5.50	8/15/28	409
310	U.S. Treasury Bond	6.00	2/15/26	414
235	U.S. Treasury Bond	6.13	11/15/27	323
135	U.S. Treasury Bond	6.25	5/15/30	192
122	U.S. Treasury Bond	6.25	8/15/23	161
618	U.S. Treasury Bond	6.50	11/15/26	866
474	U.S. Treasury Bond	7.13	2/15/23	653
7	U.S. Treasury Bond	7.88	2/15/21	10
110	U.S. Treasury Bond	8.13	8/15/21	154
550	U.S. Treasury Bond	8.13	8/15/19	726
400	U.S. Treasury Bond	8.75	8/15/20	559
940	U.S. Treasury Note	0.25	7/15/15	941
1,070	U.S. Treasury Note	0.25	9/30/15	1,071
1,901	U.S. Treasury Note	0.25	10/15/15	1,903
1,315	U.S. Treasury Note	0.25	8/15/15	1,316
1,700	U.S. Treasury Note	0.25	2/29/16	1,698
1,355	U.S. Treasury Note	0.25	4/15/16	1,352
1,601	U.S. Treasury Note	0.25	9/15/15	1,603
1,180	U.S. Treasury Note	0.25	10/31/15	1,181
1,825	U.S. Treasury Note	0.25	12/15/15	1,825
1,351	U.S. Treasury Note	0.25	7/31/15	1,352
480	U.S. Treasury Note	0.25	5/15/16	479
1,899	U.S. Treasury Note	0.38	1/15/16	1,902
1,330	U.S. Treasury Note	0.38	8/31/15	1,333
1,125	U.S. Treasury Note	0.38	4/30/16	1,125
1,114	U.S. Treasury Note	0.38	3/31/16	1,114
1,005	U.S. Treasury Note	0.38	5/31/16	1,004
698	U.S. Treasury Note	0.38	11/15/15	700
1,814	U.S. Treasury Note	0.38	3/15/16	1,815
1,171	U.S. Treasury Note	0.38	2/15/16	1,172
995	U.S. Treasury Note	0.50	6/30/16	996
1,827	U.S. Treasury Note	0.50	6/15/16	1,829
1,450	U.S. Treasury Note	0.63	5/31/17	1,440
1,100	U.S. Treasury Note	0.63	10/15/16	1,101
1,220	U.S. Treasury Note	0.63	8/31/17	1,207
1,120	U.S. Treasury Note	0.63	12/15/16	1,119
2,000	U.S. Treasury Note	0.63	7/15/16	2,006

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$650	U.S. Treasury Note	0.63	9/30/17	$642
2,200	U.S. Treasury Note	0.63	11/30/17	2,167
925	U.S. Treasury Note	0.63	11/15/16	925
800	U.S. Treasury Note	0.63	4/30/18	781
1,000	U.S. Treasury Note	0.63	8/15/16	1,002
1,400	U.S. Treasury Note	0.75	1/15/17	1,402
1,200	U.S. Treasury Note	0.75	6/30/17	1,195
1,000	U.S. Treasury Note	0.75	10/31/17	990
1,526	U.S. Treasury Note	0.75	12/31/17	1,507
1,213	U.S. Treasury Note	0.75	3/31/18	1,192
1,150	U.S. Treasury Note	0.75	2/28/18	1,132
1,046	U.S. Treasury Note	0.75	3/15/17	1,046
930	U.S. Treasury Note	0.88	6/15/17	930
940	U.S. Treasury Note	0.88	5/15/17	941
1,781	U.S. Treasury Note	0.88	9/15/16	1,794
1,022	U.S. Treasury Note	0.88	11/30/16	1,028
500	U.S. Treasury Note	0.88	1/31/17	502
1,255	U.S. Treasury Note	0.88	2/28/17	1,260
50	U.S. Treasury Note	0.88	12/31/16	50
1,799	U.S. Treasury Note	0.88	1/31/18	1,782
1,055	U.S. Treasury Note	0.88	4/15/17	1,058
1,692	U.S. Treasury Note	0.88	4/30/17	1,695
80	U.S. Treasury Note	0.88	7/31/19	77
241	U.S. Treasury Note	1.00	9/30/19	232
1,927	U.S. Treasury Note	1.00	9/30/16	1,946
1,500	U.S. Treasury Note	1.00	10/31/16	1,514
1,700	U.S. Treasury Note	1.00	3/31/17	1,710
1,400	U.S. Treasury Note	1.00	5/31/18	1,385
500	U.S. Treasury Note	1.13	3/31/20	481
1,000	U.S. Treasury Note	1.13	12/31/19	966
1,055	U.S. Treasury Note	1.13	4/30/20	1,012
1,606	U.S. Treasury Note	1.25	9/30/15	1,628
1,650	U.S. Treasury Note	1.25	11/30/18	1,635
1,028	U.S. Treasury Note	1.25	10/31/15	1,042
1,637	U.S. Treasury Note	1.25	8/31/15	1,658
835	U.S. Treasury Note	1.25	1/31/19	826
500	U.S. Treasury Note	1.25	2/29/20	485
1,295	U.S. Treasury Note	1.25	10/31/18	1,285
800	U.S. Treasury Note	1.38	7/31/18	801
85	U.S. Treasury Note	1.38	11/30/18	85
368	U.S. Treasury Note	1.38	2/28/19	365
893	U.S. Treasury Note	1.38	12/31/18	889
1,657	U.S. Treasury Note	1.38	6/30/18	1,661
1,000	U.S. Treasury Note	1.38	1/31/20	978

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,523	U.S. Treasury Note	1.38	11/30/15	$1,548
1,600	U.S. Treasury Note	1.38	9/30/18	1,598
1,000	U.S. Treasury Note	1.38	5/31/20	972
1,233	U.S. Treasury Note	1.50	1/31/19	1,232
820	U.S. Treasury Note	1.50	3/31/19	818
840	U.S. Treasury Note	1.50	12/31/18	840
1,176	U.S. Treasury Note	1.50	2/28/19	1,174
750	U.S. Treasury Note	1.50	6/30/16	765
1,700	U.S. Treasury Note	1.50	8/31/18	1,709
1,414	U.S. Treasury Note	1.50	7/31/16	1,443
1,135	U.S. Treasury Note	1.50	5/31/19	1,129
1,257	U.S. Treasury Note	1.63	11/15/22	1,188
1,230	U.S. Treasury Note	1.63	4/30/19	1,232
1,220	U.S. Treasury Note	1.63	3/31/19	1,224
1,120	U.S. Treasury Note	1.63	8/15/22	1,063
1,160	U.S. Treasury Note	1.63	6/30/19	1,160
1,090	U.S. Treasury Note	1.75	5/15/22	1,049
711	U.S. Treasury Note	1.75	5/31/16	729
640	U.S. Treasury Note	1.75	10/31/18	649
2,098	U.S. Treasury Note	1.75	5/15/23	1,987
1,333	U.S. Treasury Note	1.75	7/31/15	1,356
1,000	U.S. Treasury Note	1.75	10/31/20	986
1,200	U.S. Treasury Note	1.88	10/31/17	1,233
816	U.S. Treasury Note	1.88	9/30/17	839
766	U.S. Treasury Note	2.00	2/28/21	763
300	U.S. Treasury Note	2.00	11/30/20	300
940	U.S. Treasury Note	2.00	5/31/21	933
2,088	U.S. Treasury Note	2.00	2/15/23	2,028
866	U.S. Treasury Note	2.00	4/30/16	892
843	U.S. Treasury Note	2.00	2/15/22	830
1,000	U.S. Treasury Note	2.00	7/31/20	1,005
1,500	U.S. Treasury Note	2.00	11/15/21	1,481
1,823	U.S. Treasury Note	2.00	1/31/16	1,872
1,070	U.S. Treasury Note	2.00	9/30/20	1,072
960	U.S. Treasury Note	2.13	6/30/21	960
1,135	U.S. Treasury Note	2.13	8/31/20	1,147
1,847	U.S. Treasury Note	2.13	8/15/21	1,846
750	U.S. Treasury Note	2.13	1/31/21	754
491	U.S. Treasury Note	2.13	12/31/15	505
1,020	U.S. Treasury Note	2.25	4/30/21	1,030
1,010	U.S. Treasury Note	2.25	3/31/21	1,021
1,074	U.S. Treasury Note	2.25	11/30/17	1,116
1,085	U.S. Treasury Note	2.38	12/31/20	1,108
1,295	U.S. Treasury Note	2.38	7/31/17	1,352

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$ 1,245	U.S. Treasury Note	2.38	3/31/16	$1,289
750	U.S. Treasury Note	2.50	6/30/17	786
2,290	U.S. Treasury Note	2.50	8/15/23	2,305
1,390	U.S. Treasury Note	2.50	5/15/24	1,388
1,993	U.S. Treasury Note	2.63	11/15/20	2,071
592	U.S. Treasury Note	2.63	4/30/16	616
1,347	U.S. Treasury Note	2.63	8/15/20	1,402
465	U.S. Treasury Note	2.63	2/29/16	483
906	U.S. Treasury Note	2.63	1/31/18	953
1,000	U.S. Treasury Note	2.75	11/30/16	1,051
1,029	U.S. Treasury Note	2.75	2/15/19	1,086
1,662	U.S. Treasury Note	2.75	11/15/23	1,703
765	U.S. Treasury Note	2.75	12/31/17	808
1,765	U.S. Treasury Note	2.75	2/15/24	1,805
1,250	U.S. Treasury Note	2.75	5/31/17	1,318
200	U.S. Treasury Note	2.88	3/31/18	212
265	U.S. Treasury Note	3.00	9/30/16	280
767	U.S. Treasury Note	3.00	8/31/16	808
1,382	U.S. Treasury Note	3.13	4/30/17	1,471
1,135	U.S. Treasury Note	3.13	1/31/17	1,206
810	U.S. Treasury Note	3.13	5/15/21	865
1,430	U.S. Treasury Note	3.13	5/15/19	1,534
1,102	U.S. Treasury Note	3.25	12/31/16	1,173
827	U.S. Treasury Note	3.25	3/31/17	883
600	U.S. Treasury Note	3.25	6/30/16	633
349	U.S. Treasury Note	3.25	7/31/16	369
1,182	U.S. Treasury Note	3.38	11/15/19	1,284
1,191	U.S. Treasury Note	3.50	5/15/20	1,302
1,149	U.S. Treasury Note	3.50	2/15/18	1,245
1,752	U.S. Treasury Note	3.63	2/15/21	1,928
1,540	U.S. Treasury Note	3.63	2/15/20	1,694
1,000	U.S. Treasury Note	3.75	11/15/18	1,100
1,165	U.S. Treasury Note	3.88	5/15/18	1,282
625	U.S. Treasury Note	4.25	8/15/15	654
648	U.S. Treasury Note	4.50	5/15/17	716
1,032	U.S. Treasury Note	4.50	11/15/15	1,093
580	U.S. Treasury Note	4.63	2/15/17	639
1,000	U.S. Treasury Note	4.75	8/15/17	1,118
	Total U.S. Treasury Obligations			200,246
	Time Deposit — 0.20%
493	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/14	493
	Total Time Deposit			493

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2014

Shares		Rate %	Maturity Date	Value (000)
	Mutual Fund — 9.92%
24,498,302	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		$24,498
	Total Mutual Fund			24,498
	Total Investments (cost $244,313) — 99.74%			246,273
	Other assets in excess of liabilities — 0.26%			641
	Net Assets — 100.00%			$246,914
(a)	Rate disclosed represents effective yield at purchase.
(b)	The rate disclosed is the rate in effect on June 30, 2014.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Inflation Protected Securities Portfolio
Portfolio of Investments — June 30, 2014

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 89.58%
$ 7,156	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$6,496
9,816	U.S. Treasury Inflation Index Bond	0.75	2/15/42	9,240
7,715	U.S. Treasury Inflation Index Bond	1.38	2/15/44	8,485
8,219	U.S. Treasury Inflation Index Bond	1.75	1/15/28	9,462
10,199	U.S. Treasury Inflation Index Bond	2.00	1/15/26	12,017
5,573	U.S. Treasury Inflation Index Bond	2.13	2/15/41	7,147
4,480	U.S. Treasury Inflation Index Bond	2.13	2/15/40	5,699
8,207	U.S. Treasury Inflation Index Bond	2.38	1/15/27	10,071
14,003	U.S. Treasury Inflation Index Bond	2.38	1/15/25	16,965
7,927	U.S. Treasury Inflation Index Bond	2.50	1/15/29	10,002
3,197	U.S. Treasury Inflation Index Bond	3.38	4/15/32	4,617
7,228	U.S. Treasury Inflation Index Bond	3.63	4/15/28	10,150
8,589	U.S. Treasury Inflation Index Bond	3.88	4/15/29	12,556
21,874	U.S. Treasury Inflation Index Note	0.13	1/15/23	21,799
26,531	U.S. Treasury Inflation Index Note	0.13	4/15/18	27,405
23,867	U.S. Treasury Inflation Index Note	0.13	4/15/17	24,687
9,465	U.S. Treasury Inflation Index Note	0.13	4/15/19	9,746
21,775	U.S. Treasury Inflation Index Note	0.13	7/15/22	21,923
21,112	U.S. Treasury Inflation Index Note	0.13	1/15/22	21,252
21,209	U.S. Treasury Inflation Index Note	0.13	4/15/16	21,766
21,700	U.S. Treasury Inflation Index Note	0.38	7/15/23	22,120
19,126	U.S. Treasury Inflation Index Note	0.63	7/15/21	20,147
21,648	U.S. Treasury Inflation Index Note	0.63	1/15/24	22,432
18,020	U.S. Treasury Inflation Index Note	1.13	1/15/21	19,519
15,753	U.S. Treasury Inflation Index Note	1.25	7/15/20	17,263
7,997	U.S. Treasury Inflation Index Note	1.38	7/15/18	8,738
10,252	U.S. Treasury Inflation Index Note	1.38	1/15/20	11,245
8,107	U.S. Treasury Inflation Index Note	1.63	1/15/18	8,842
10,761	U.S. Treasury Inflation Index Note	1.88	7/15/15	11,176
8,453	U.S. Treasury Inflation Index Note	1.88	7/15/19	9,515
10,546	U.S. Treasury Inflation Index Note	2.00	1/15/16	11,118
7,439	U.S. Treasury Inflation Index Note	2.13	1/15/19	8,378
8,956	U.S. Treasury Inflation Index Note	2.38	1/15/17	9,797
10,324	U.S. Treasury Inflation Index Note	2.50	7/15/16	11,204
7,678	U.S. Treasury Inflation Index Note	2.63	7/15/17	8,595
	Total U.S. Treasury Obligations			471,574
	Mutual Funds — 10.10%
53,000,114	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		53,000
193,126	SSgA Treasury Money Market Fund (a)	0.00		193
	Total Mutual Funds			53,193
	Total Investments (cost $515,079) — 99.68%			524,767
	Other assets in excess of liabilities — 0.32%			1,692
	Net Assets — 100.00%			$526,459
(a)	The rate disclosed is the rate in effect on June 30, 2014.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 72.05%
$1,387	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,411
4,363	American Airlines, Series 2013-2, Class A (Airlines) (a)	4.95	1/15/23	4,723
1,955	American Express Credit, MTN (Consumer Finance)	1.75	6/12/15	1,980
3,543	American International Group, MTN (Insurance)	5.85	1/16/18	4,046
2,348	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	2,303
3,779	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	4,104
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	725
4,256	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.85	5/6/21	4,293
3,018	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	3,265
4,168	AT&T, Inc. (Wireless Telecommunication Services)	2.38	11/27/18	4,237
566	AT&T, Inc. (Wireless Telecommunication Services)	4.35	6/15/45	537
2,816	Bank of America Corp., Series BKNT (Banks)	1.25	2/14/17	2,819
3,442	Bank of America Corp. (Banks)	2.60	1/15/19	3,482
2,796	Bank of America Corp., MTN (Banks)	4.00	4/1/24	2,853
2,122	Barrick NA Finance LLC (Metals & Mining)	5.75	5/1/43	2,198
5,590	Berkshire Hathaway, Inc. (Diversified Financial Services)	3.20	2/11/15	5,688
3,395	CC Holdings GS V LLC (Communications Equipment)	3.85	4/15/23	3,408
2,271	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	2,289
1,904	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,058
5,041	Citigroup, Inc. (Banks)	2.50	9/26/18	5,123
3,557	Citigroup, Inc. (Banks)	4.95	11/7/43	3,798
1,585	Comcast Corp. (Media)	4.65	7/15/42	1,643
1,628	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/24 @ 100.00 (a)	3.80	6/1/24	1,646
1,121	DCP Midstream Operating LP (Oil, Gas & Consumable Fuels), Callable 10/1/43 @ 100.00	5.60	4/1/44	1,238
1,901	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,974
2,833	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,149
1,016	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	1,039
2,307	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,380
2,731	ERAC USA Finance Co. (Commercial Services & Supplies) (a)	5.25	10/1/20	3,103
658	ERAC USA Finance Co. (Commercial Services & Supplies) (a)	5.60	5/1/15	685
1,883	ERAC USA Finance LLC (Commercial Services & Supplies) (a)	2.80	11/1/18	1,919
993	ERAC USA Finance LLC (Commercial Services & Supplies), Callable 8/15/24 @ 100.00 (a)	3.85	11/15/24	1,000
1,727	Exelon Generation Co. LLC (Independent Power and Renewable Electricity Producers)	6.20	10/1/17	1,968
2,925	Express Scripts Holding Co. (Health Care Providers & Services)	2.65	2/15/17	3,039
1,038	Fifth Third Bank, Series BKNT (Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	1,035
3,543	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,941
3,532	General Electric Capital Corp., Series G, MTN (Diversified Financial Services), Callable 2/13/24 @ 100.00	3.45	5/15/24	3,545
1,400	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,383
993	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,120
4,711	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	4,775
1,346	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,381
3,616	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	3,543
1,193	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	1,263
3,893	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	3,909
3,221	JPMorgan Chase & Co., Series V (Banks), Callable 7/1/19 @ 100.00, Perpetual Bond (b)	5.00	—	3,209
1,679	KeyBank NA, Series BKNT (Banks)	1.65	2/1/18	1,680
4,686	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	4,658
2,742	L-3 Communications Corp. (Aerospace & Defense), Callable 2/28/24 @ 100.00	3.95	5/28/24	2,761

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$4,114	Lazard Group LLC (Diversified Financial Services)	4.25	11/14/20	$4,310
1,360	MassMutual Global Funding LLC (Diversified Financial Services) (a)	2.00	4/5/17	1,390
1,105	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	1,370
2,472	Morgan Stanley, Series F (Capital Markets)	3.88	4/29/24	2,502
3,996	Morgan Stanley (Capital Markets)	5.00	11/24/25	4,262
711	Mylan, Inc. (Pharmaceuticals) (a)	3.13	1/15/23	684
2,464	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	2,590
1,181	Pacific Gas & Electric Co. (Electric Utilities), Callable 5/15/43 @ 100.00	5.13	11/15/43	1,323
399	PNC Funding Corp. (Banks), Callable 2/6/22 @ 100.00	3.30	3/8/22	407
1,274	Reinsurance Group of America, Inc. (Insurance)	4.70	9/15/23	1,364
2,056	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,119
2,173	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	2,627
2,686	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	2,981
1,651	Time Warner, Inc. (Media)	4.90	6/15/42	1,682
3,315	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.20	6/17/15	3,406
3,021	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	3,032
2,471	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	2,505
1,417	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 9/15/42 @ 100.00	4.25	3/15/43	1,385
7,039	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	8,858
3,344	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	3,379
1,848	Wells Fargo & Co. (Banks)	1.25	2/13/15	1,859
3,223	Wells Fargo & Co., MTN (Banks)	4.10	6/3/26	3,264
	Total Corporate Bonds			185,625
	Yankee Dollars — 14.52%
1,062	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,200
1,507	AXIS Specialty Finance PLC (Insurance)	5.15	4/1/45	1,559
1,556	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,633
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,585
2,043	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,106
3,793	Credit Suisse New York, Series G, MTN (Capital Markets)	2.30	5/28/19	3,799
2,428	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,646
1,639	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,772
2,215	Intesa Sanpaolo SpA (Banks)	5.02	6/26/24	2,241
2,611	Japan Tobacco, Inc. (Tobacco) (a)	2.10	7/23/18	2,634
1,700	Nomura Holdings, Inc., Series G, MTN (Capital Markets)	2.75	3/19/19	1,729
2,049	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	2,019
1,661	Volkswagen International Finance N.V. (Automobiles) (a)	2.38	3/22/17	1,713
707	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	792
1,949	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	2,210
2,112	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	2,510
2,034	Wesfarmers Ltd. (Food & Staples Retailing) (a)	1.87	3/20/18	2,003
2,980	Woodside Finance Ltd. (Oil, Gas & Consumable Fuels), Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	3,253
	Total Yankee Dollars			37,404
	Mutual Funds — 12.66%
22,999,920	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (c)	0.00		23,000
9,601,431	SSgA U.S. Government Money Market Fund (c)	0.00		9,601
	Total Mutual Funds			32,601
	Total Investments (cost $248,962) — 99.23%			255,630
	Other assets in excess of liabilities — 0.77%			1,974
	Net Assets — 100.00%			$257,604

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2014

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate until called.
(c)	The rate disclosed is the rate in effect on June 30, 2014.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.30%
$296	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$296
100	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	100
100	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	100
600	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	643
100	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	101
550	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	572
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	227
350	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	351
100	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.59	2/15/16	100
210	Nissan Auto Lease Trust, Series 2013-A, Class A4	0.74	10/15/18	211
350	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	352
200	Santander Drive Auto Receivables Trust, Series 2014-1, Class A3	0.87	1/16/18	200
	Total Asset Backed Securities			3,253
	Collateralized Mortgage Obligations — 6.04%
370	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4 (a)	5.41	12/11/40	385
500	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	513
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	517
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	111
760	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	793
160	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	165
164	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	167
150	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	154
116	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	121
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	204
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	208
360	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	393
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2 (a)	4.19	12/25/20	250
360	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	377
388	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 (a)	6.01	7/10/38	418
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	324
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	214
193	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A2	1.85	4/15/46	194
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	987
100	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C18, Class A5	4.08	2/15/47	106
736	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4 (a)	5.04	3/15/46	742
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	125
462	Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4 (a)	5.74	8/12/43	499
587	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.03	11/12/16	590
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	261
1,545	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,688
1,283	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.11	7/11/17	1,421
860	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	924
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	257
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3 (a)	6.01	6/15/45	1,083
142	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	142

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$500	WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2	2.03	3/15/45	$507
300	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	304
	Total Collateralized Mortgage Obligations			15,144
	U.S. Government Agency Mortgages — 84.80%
893	Fannie Mae, Pool #MA1277	2.50	12/1/27	909
364	Fannie Mae, Pool #AU5334	2.50	11/1/28	370
295	Fannie Mae, Pool #AB7391	2.50	12/1/42	280
95	Fannie Mae, Pool #MA1511	2.50	7/1/33	94
956	Fannie Mae, Pool #MA1210	2.50	9/1/49	974
294	Fannie Mae, Pool #AS0513	2.50	8/1/43	279
93	Fannie Mae, Pool #MA1270	2.50	11/1/32	93
209	Fannie Mae, Pool #AU6387	2.50	11/1/28	213
383	Fannie Mae, Pool #AU4798	2.50	9/1/28	390
753	Fannie Mae, Pool #AO3019	2.50	5/1/27	766
470	Fannie Mae, Pool #AU2619	2.50	8/1/28	478
789	Fannie Mae, Pool #AP4742	2.50	8/1/27	803
90	Fannie Mae, Pool #AL4360 (a)	2.74	11/1/43	92
380	Fannie Mae, Pool #MA1527	3.00	8/1/33	388
589	Fannie Mae, Pool #AP8746	3.00	10/1/42	583
572	Fannie Mae, Pool #AB8897	3.00	4/1/43	566
487	Fannie Mae, Pool #AS0302	3.00	8/1/43	481
182	Fannie Mae, Pool #MA1338	3.00	2/1/33	186
619	Fannie Mae, Pool #AB4483	3.00	2/1/27	644
472	Fannie Mae, Pool #AK8522	3.00	3/1/27	491
1,221	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,270
277	Fannie Mae, Pool #MA1401	3.00	4/1/33	283
788	Fannie Mae, Pool #AK0006	3.00	1/1/27	819
2,106	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,083
69	Fannie Mae, Pool #AR7426	3.00	7/1/43	68
95	Fannie Mae, Pool #AT1575	3.00	5/1/43	94
1,279	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,265
478	Fannie Mae, Pool #AS1527	3.00	1/1/29	497
976	Fannie Mae, Pool #AP2465	3.00	8/1/42	965
2,032	Fannie Mae, Pool #AP6375	3.00	9/1/42	2,010
1,118	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,106
1,163	Fannie Mae, Pool #AU3735	3.00	8/1/43	1,150
175	Fannie Mae, Pool #AU7890	3.00	9/1/28	182
571	Fannie Mae, Pool #AT0682	3.00	4/1/43	564
904	Fannie Mae, Pool #MA1307	3.00	1/1/33	923
2,413	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,386
487	Fannie Mae, Pool #AT7263	3.00	9/1/43	482
573	Fannie Mae, Pool #AT2127	3.00	4/1/43	566
582	Fannie Mae, Pool #AT7311	3.00	7/1/43	576
67	Fannie Mae, Pool #MA1021	3.50	3/1/27	71
56	Fannie Mae, Pool #AJ6181	3.50	12/1/26	60
924	Fannie Mae, Pool #AB4689	3.50	3/1/42	953

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2,307	Fannie Mae, Pool #AB6017	3.50	8/1/42	$2,379
664	Fannie Mae, Pool #MA1059	3.50	5/1/32	696
678	Fannie Mae, Pool #MA1107	3.50	7/1/32	711
3,532	Fannie Mae, Pool #AK7497	3.50	4/1/42	3,641
949	Fannie Mae, Pool #AQ0546	3.50	11/1/42	978
92	Fannie Mae, Pool #AP9390	3.50	10/1/42	95
1,954	Fannie Mae, Pool #AL1717	3.50	5/1/27	2,074
2,399	Fannie Mae, Pool #AO2548	3.50	4/1/42	2,474
790	Fannie Mae, Pool #AO3760	3.50	5/1/42	814
185	Fannie Mae, Pool #AK0706	3.50	2/1/27	196
3,113	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,210
651	Fannie Mae, Pool #MA0641	4.00	2/1/31	700
412	Fannie Mae, Pool #MA0493	4.00	8/1/30	444
479	Fannie Mae, Pool #AO2959	4.00	5/1/42	509
969	Fannie Mae, Pool #AS0531	4.00	9/1/43	1,031
395	Fannie Mae, Pool #AT3872	4.00	6/1/43	420
190	Fannie Mae, Pool #AB6027	4.00	8/1/42	202
511	Fannie Mae, Pool #AI6016	4.00	7/1/41	543
1,354	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,440
2,963	Fannie Mae, Pool #190405	4.00	10/1/40	3,149
1,249	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,329
1,776	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,889
89	Fannie Mae, Pool #AH3394	4.00	1/1/41	94
784	Fannie Mae, Pool #AH5859	4.00	2/1/41	833
2,705	Fannie Mae, Pool #AH6242	4.00	4/1/26	2,898
814	Fannie Mae, Pool #AC7328	4.00	12/1/39	865
39	Fannie Mae, Pool #AB0388	4.50	4/1/19	41
126	Fannie Mae, Pool #982892	4.50	5/1/23	134
904	Fannie Mae, Pool #AL4450	4.50	12/1/43	979
265	Fannie Mae, Pool #AU5302	4.50	10/1/43	288
1,353	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,467
476	Fannie Mae, Pool #AA9781	4.50	7/1/24	510
24	Fannie Mae, Pool #AB0390	4.50	3/1/15	26
133	Fannie Mae, Pool #AA0860	4.50	1/1/39	144
4,047	Fannie Mae, Pool #AH7521	4.50	3/1/41	4,384
583	Fannie Mae, Pool #AB3192	4.50	6/1/41	632
1,272	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,379
274	Fannie Mae, Pool #AB1389	4.50	8/1/40	297
668	Fannie Mae, Pool #AI4815	4.50	6/1/41	724
82	Fannie Mae, Pool #357316	4.50	12/1/17	87
482	Fannie Mae, Pool #MA0481	4.50	8/1/30	527
375	Fannie Mae, Pool #254720	4.50	5/1/18	399
96	Fannie Mae, Pool #310112	4.50	6/1/19	102
378	Fannie Mae, Pool #796663	5.00	9/1/19	403
2	Fannie Mae, Pool #650196	5.00	11/1/17	2
3,011	Fannie Mae, Pool #AH5988	5.00	3/1/41	3,349

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$129	Fannie Mae, Pool #725238	5.00	3/1/34	$143
5	Fannie Mae, Pool #868986	5.00	5/1/21	5
2,398	Fannie Mae, Pool #889117	5.00	10/1/35	2,675
379	Fannie Mae, Pool #725504	5.00	1/1/19	402
154	Fannie Mae, Pool #MA0184	5.00	9/1/29	172
90	Fannie Mae, Pool #909662	5.50	2/1/22	99
186	Fannie Mae, Pool #949500	5.50	9/1/22	204
172	Fannie Mae, Pool #976945	5.50	2/1/23	189
5	Fannie Mae, Pool #A79636	5.50	7/1/38	6
12	Fannie Mae, Pool #A69671	5.50	12/1/37	14
3,627	Fannie Mae, Pool #890221	5.50	12/1/33	4,078
101	Fannie Mae, Pool #AL0725	5.50	6/1/24	107
1,692	Fannie Mae, Pool #AD0527	5.50	6/1/39	1,893
168	Fannie Mae, Pool #545400	5.50	1/1/17	178
55	Fannie Mae, Pool #545900	5.50	7/1/17	59
24	Fannie Mae, Pool #625938	5.50	3/1/17	25
7	Fannie Mae, Pool #630942	5.50	2/1/17	7
71	Fannie Mae, Pool #627241	5.50	9/1/17	76
1,041	Fannie Mae, Pool #959451	6.00	12/1/37	1,171
3,327	Fannie Mae, Pool #725228	6.00	3/1/34	3,772
148	Fannie Mae, Pool #888596	6.50	7/1/37	167
470	Fannie Mae, Pool #AL0583	6.50	10/1/39	530
743	Fannie Mae, Pool #AE0442	6.50	1/1/39	838
638	Fannie Mae, Pool #889984	6.50	10/1/38	720
1,550	Fannie Mae, 15 YR TBA	2.50	7/25/27	1,574
300	Fannie Mae, 15 YR TBA	3.00	7/25/28	312
200	Fannie Mae, 15 YR TBA	3.00	8/25/27	207
200	Fannie Mae, 15 YR TBA	3.50	8/17/29	211
1,725	Fannie Mae, 30 YR TBA	4.00	7/25/44	1,831
1,800	Fannie Mae, 30 YR TBA	4.00	8/25/44	1,905
100	Fannie Mae, 30 YR TBA	4.50	8/25/44	108
474	Freddie Mac, Pool #849138 (a)	2.46	10/1/43	484
189	Freddie Mac, Pool #G18485	2.50	10/1/28	192
477	Freddie Mac, Pool #G18470	2.50	6/1/28	484
65	Freddie Mac, Pool #G18472	2.50	7/1/28	66
446	Freddie Mac, Pool #G18459	2.50	3/1/28	453
99	Freddie Mac, Pool #Q20404	2.50	7/1/43	94
308	Freddie Mac, Pool #J22874	2.50	3/1/28	313
191	Freddie Mac, Pool #J25585	2.50	9/1/28	194
554	Freddie Mac, Pool #J23440	2.50	4/1/28	563
449	Freddie Mac, Pool #J25016	2.50	8/1/28	457
463	Freddie Mac, Pool #J18954	2.50	4/1/27	471
1,646	Freddie Mac, Pool #1B7911 (a)	2.74	12/1/40	1,752
486	Freddie Mac, Pool #Q20964	3.00	8/1/43	480
23	Freddie Mac, Pool #Q13086	3.00	11/1/42	23
824	Freddie Mac, Pool #Q21065	3.00	8/1/43	814

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$460	Freddie Mac, Pool #C04446	3.00	1/1/43	$455
2,024	Freddie Mac, Pool #G08537	3.00	7/1/43	1,999
852	Freddie Mac, Pool #G08534	3.00	6/1/43	841
444	Freddie Mac, Pool #C91581	3.00	11/1/32	453
350	Freddie Mac, Pool #C04422	3.00	12/1/42	346
488	Freddie Mac, Pool #C04619	3.00	3/1/43	482
296	Freddie Mac, Pool #Q20067	3.00	7/1/43	293
288	Freddie Mac, Pool #C91724	3.00	9/1/33	294
474	Freddie Mac, Pool #G08525	3.00	5/1/43	468
98	Freddie Mac, Pool #G08540	3.00	8/1/43	97
30	Freddie Mac, Pool #Q18882	3.00	5/1/43	29
97	Freddie Mac, Pool #Q18599	3.00	6/1/43	96
580	Freddie Mac, Pool #Q16222	3.00	3/1/43	573
327	Freddie Mac, Pool #Q19752	3.00	7/1/43	323
385	Freddie Mac, Pool #Q08903	3.50	6/1/42	396
484	Freddie Mac, Pool #Q09896	3.50	8/1/42	499
580	Freddie Mac, Pool #C09004	3.50	7/1/42	597
97	Freddie Mac, Pool #C03920	3.50	5/1/42	100
3,332	Freddie Mac, Pool #G08495	3.50	6/1/42	3,429
432	Freddie Mac, Pool #C91403	3.50	3/1/32	452
766	Freddie Mac, Pool #C91456	3.50	6/1/32	801
969	Freddie Mac, Pool #G08554	3.50	10/1/43	997
980	Freddie Mac, Pool #G08562	3.50	1/1/44	1,009
92	Freddie Mac, Pool #J12435	4.00	6/1/25	99
185	Freddie Mac, Pool #Q04411	4.00	11/1/41	196
628	Freddie Mac, Pool #J11263	4.00	11/1/19	667
490	Freddie Mac, Pool #G08567	4.00	1/1/44	520
193	Freddie Mac, Pool #C91738	4.00	11/1/33	207
4,292	Freddie Mac, Pool #A96286	4.00	1/1/41	4,552
488	Freddie Mac, Pool #Q24955	4.00	2/1/44	518
27	Freddie Mac, Pool #G14786	4.00	4/1/19	29
146	Freddie Mac, Pool #G08483	4.00	3/1/42	155
399	Freddie Mac, Pool #G14453	4.00	6/1/26	424
447	Freddie Mac, Pool #G08459	4.00	9/1/41	474
160	Freddie Mac, Pool #Q05770	4.00	1/1/42	170
128	Freddie Mac, Pool #J07849	4.50	5/1/23	138
389	Freddie Mac, Pool #J09311	4.50	2/1/24	419
240	Freddie Mac, Pool #E02862	4.50	3/1/26	258
5,507	Freddie Mac, Pool #A97692	4.50	3/1/41	5,964
573	Freddie Mac, Pool #A97495	4.50	3/1/41	621
268	Freddie Mac, Pool #J09503	4.50	4/1/24	289
42	Freddie Mac, Pool #1G2883 (a)	4.87	6/1/38	45
1,768	Freddie Mac, Pool #C01598	5.00	8/1/33	1,965
314	Freddie Mac, Pool #G13255	5.00	7/1/23	342
2,160	Freddie Mac, Pool #G04913	5.00	3/1/38	2,390
163	Freddie Mac, Pool #E96297	5.00	5/1/18	173

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Freddie Mac, Pool #G06091	5.50	5/1/40	$13
2,378	Freddie Mac, Pool #G01665	5.50	3/1/34	2,673
59	Freddie Mac, Pool #G30371	5.50	12/1/27	66
75	Freddie Mac, Pool #G30414	5.50	7/1/28	84
674	Freddie Mac, Pool #G06031	5.50	3/1/40	751
1,116	Freddie Mac, Pool #G02794	6.00	5/1/37	1,258
112	Freddie Mac, Pool #A62706	6.00	6/1/37	126
238	Freddie Mac, Pool #G03551	6.00	11/1/37	267
149	Freddie Mac, Pool #G05709	6.00	6/1/38	169
1,200	Freddie Mac, Gold 15 YR TBA	2.50	7/15/27	1,218
2,900	Freddie Mac, Gold 15 YR TBA	3.00	7/15/28	3,006
100	Freddie Mac, Gold 15 YR TBA	3.50	8/15/28	105
100	Freddie Mac, Gold 30 YR TBA	3.00	7/15/44	99
700	Freddie Mac, Gold 30 YR TBA	3.50	7/15/43	720
1,175	Freddie Mac, Gold 30 YR TBA	3.50	7/15/43	1,242
1,700	Freddie Mac, Gold 30 YR TBA	4.00	7/15/44	1,801
234	Government National Mortgage Association, Pool #MA0719	2.00	1/20/43	243
224	Government National Mortgage Association, Pool #MA0483	2.00	10/20/42	232
223	Government National Mortgage Association, Pool #MA0712	2.50	1/20/43	229
174	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	179
196	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	189
92	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	95
95	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	98
179	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	184
327	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	342
488	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	494
246	Government National Mortgage Association, Pool #MA0444	3.00	10/20/27	258
485	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	490
3,085	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	3,123
472	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	477
489	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	494
185	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	187
100	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	101
187	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	196
491	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	496
643	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	652
393	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	397
100	Government National Mortgage Association, Pool #740798	3.50	1/15/42	104
437	Government National Mortgage Association, Pool #778157	3.50	3/15/42	455
358	Government National Mortgage Association, Pool #738602	3.50	8/15/26	382
1,000	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	1,044
2,430	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,536
377	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	393
908	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	948
775	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	809
883	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	922

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$483	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	$504
498	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	520
95	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	101
931	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	971
197	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	211
109	Government National Mortgage Association, Pool #779401	4.00	6/15/42	117
374	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	401
258	Government National Mortgage Association, Pool #738710	4.00	9/15/41	276
422	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	453
500	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	536
1,984	Government National Mortgage Association, Pool #005139	4.00	8/20/41	2,126
200	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	214
99	Government National Mortgage Association, Pool #004922	4.00	1/20/41	106
420	Government National Mortgage Association, Pool #713876	4.00	8/15/39	449
558	Government National Mortgage Association, Pool #753254	4.00	9/15/43	597
3,635	Government National Mortgage Association, Pool #004801	4.50	9/20/40	3,982
499	Government National Mortgage Association, Pool #005260	4.50	12/20/41	546
1,536	Government National Mortgage Association, Pool #717148	4.50	5/15/39	1,679
425	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	465
160	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	175
1,808	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,977
307	Government National Mortgage Association, Pool #712690	5.00	4/15/39	338
3,156	Government National Mortgage Association, Pool #004559	5.00	10/20/39	3,507
307	Government National Mortgage Association, Pool #604285	5.00	5/15/33	341
450	Government National Mortgage Association, Pool #694531	5.00	11/15/38	495
135	Government National Mortgage Association, Pool #675179	5.00	3/15/38	148
507	Government National Mortgage Association, Pool #782468	5.00	11/15/38	557
547	Government National Mortgage Association, Pool #782523	5.00	11/15/35	607
65	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	72
6	Government National Mortgage Association, Pool #673496	5.00	4/15/38	7
322	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	360
320	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	357
177	Government National Mortgage Association, Pool #658181	5.50	11/15/36	198
676	Government National Mortgage Association, Pool #510835	5.50	2/15/35	762
539	Government National Mortgage Association, Pool #783284	5.50	6/20/40	608
302	Government National Mortgage Association, Pool #004245	6.00	9/20/38	339
265	Government National Mortgage Association, Pool #004222	6.00	8/20/38	302
922	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,065
142	Government National Mortgage Association, Pool #694642	6.50	8/15/38	163
69	Government National Mortgage Association, Pool #695773	6.50	11/15/38	79
4	Government National Mortgage Association, Pool #690789	6.50	5/15/38	4
109	Government National Mortgage Association, Pool #699237	6.50	9/15/38	124
100	Government National Mortgage Association, 30 YR TBA	2.50	8/15/43	96
2,300	Government National Mortgage Association, 30 YR TBA	3.00	6/20/43	2,322
400	Government National Mortgage Association, 30 YR TBA	3.00	7/15/42	403
2,550	Government National Mortgage Association, 30 YR TBA	3.50	7/20/43	2,656

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2014

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$ 100	Government National Mortgage Association, 30 YR TBA	3.50	8/20/42	$104
1,000	Government National Mortgage Association, 30 YR TBA	3.50	7/15/43	1,040
700	Government National Mortgage Association, 30 YR TBA	4.00	8/20/43	747
3,240	Government National Mortgage Association, 30 YR TBA	4.00	7/20/43	3,467
700	Government National Mortgage Association, 30 YR TBA	4.00	7/15/44	748
100	Government National Mortgage Association, 30 YR TBA	4.50	8/20/43	109
500	Government National Mortgage Association, 30 YR TBA	4.50	7/20/44	546
	Total U.S. Government Agency Mortgages			212,527
	Mutual Funds — 18.28%
30,126,850	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		30,127
15,697,923	SSgA Treasury Money Market Fund (b)	0.00		15,698
	Total Mutual Funds			45,825
	Total Investments Before TBA Sale Commitments (cost $273,643) — 110.42%			276,749
	TBA Sale Commitments (c) — (4.31)%
$ (425)	Fannie Mae, 15 YR TBA	4.50	7/25/29	(451)
(300)	Fannie Mae, 15 YR TBA	5.50	7/25/29	(319)
(1,300)	Fannie Mae, 15 YR TBA	4.00	7/25/28	(1,380)
(3,500)	Fannie Mae, 30 YR TBA	6.00	7/25/44	(3,941)
(800)	Fannie Mae, 30 YR TBA	5.50	7/25/43	(896)
(1,460)	Fannie Mae, 30 YR TBA	3.00	7/25/43	(1,442)
(575)	Freddie Mac, Gold 15 YR TBA	4.50	7/15/29	(610)
(200)	Freddie Mac, Gold 15 YR TBA	4.00	7/15/28	(212)
(500)	Government National Mortgage Association, 30 YR TBA	5.50	7/20/42	(557)
(600)	Government National Mortgage Association, 30 YR TBA	5.00	7/20/42	(661)
(300)	Government National Mortgage Association, 30 YR TBA	5.00	7/15/44	(330)
	Total TBA Sale Commitments			(10,799)
	Liabilities in excess of other assets — (6.11)%			(15,318)
	Net Assets — 100.00%			$250,632
(a)	Variable rate security. The rate reflected is the rate in effect on June 30, 2014.
(b)	The rate disclosed is the rate in effect on June 30, 2014.
(c)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.06%
	Arizona — 5.74%
$650	Arizona State Transportation Board Grant Anticipation Notes, Revenue, Series A	5.00	7/1/17	$733
500	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	514
				1,247
	California — 3.65%
765	California State, GO	5.00	4/1/15	793
	Colorado — 2.42%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	527
	Delaware — 3.18%
670	New Castle County Delaware, GO, Series A	3.00	7/15/15	690
	Florida — 2.04%
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	278
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	164
				442
	Illinois — 11.74%
755	Cook County Township Illinois High School District #211 Palatine/Schaumburg, GO	1.00	12/1/14	757
300	Cook County Illinois Community College District No. 535 Oakton, GO	4.00	12/1/14	305
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	527
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	318
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	92
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	549
				2,548
	Iowa — 2.66%
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	577
	Massachusetts — 2.59%
525	Ashburnham Massachusetts, GO	5.00	1/15/16	562
	Michigan — 12.13%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	407
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,081
600	Michigan State Comprehensive Transportation Revenue	5.00	11/15/14	610
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	533
				2,631
	Nevada — 2.64%
535	Las Vegas Valley Nevada Water District, GO, Series B	4.00	6/1/16	572
	New Jersey — 2.78%
600	Lacey New Jersey Municipal Utilities Authority Revenue	2.00	12/1/14	603
	New Mexico — 2.63%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	570
	New York — 7.88%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,711
	Ohio — 3.49%
730	Ohio State, GO	3.00	11/1/15	757
	Pennsylvania — 1.80%
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	390
	Rhode Island — 2.33%
500	Rhode Island State Clean Water Finance Agency Pollution Control Revenue	4.75	10/1/22	506

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2014

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Tennessee — 2.68%
$525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	$582
	Texas — 9.47%
485	Austin Texas Independent School District, GO, Series A	3.00	8/1/14	486
745	College Station Texas, GO	5.00	2/15/16	799
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	453
310	League City Texas, GO, Series A	4.00	2/15/15	317
				2,055
	Utah — 2.54%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	552
	Washington — 10.78%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	211
275	King County Washington, GO, Series B	4.00	12/1/16	299
350	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	407
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	562
800	Washington State Health Care Facilities Authority, Catholic Health Revenue, Series A	5.00	2/1/16	860
				2,339
	Wisconsin — 2.89%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	628
	Total Municipal Bonds			21,282
	Mutual Fund — 0.93%
200,569	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		201
	Total Mutual Fund			201
	Total Investments (cost $21,101) — 98.99%			21,483
	Other assets in excess of liabilities — 1.01%			220
	Net Assets — 100.00%			$21,703
(a)	The rate disclosed is the rate in effect on June 30, 2014.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 88.61%
	Alabama — 1.86%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,726
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,872
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,342
				7,940
	Alaska — 0.60%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,563
	Arizona — 0.86%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,804
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,872
				3,676
	California — 13.87%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,945
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,988
4,060	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	4,075
5,000	California State Economic Recovery, GO, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,902
5,000	California State Economic Recovery, GO, Series A	5.00	7/1/18	5,807
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,124
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,195
645	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	646
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	3,009
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	2,005
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,943
2,500	Los Angeles California Wastewater System Revenue, Series A	5.00	6/1/20	2,990
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,406
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,120
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,037
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 100.00	5.25	5/15/23	2,842
				59,034
	Colorado — 1.25%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,986
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,327
				5,313
	Florida — 8.68%
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,380
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,316
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured, Series A-1	5.00	6/1/19	2,895
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,128
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,179
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,297
4,435	Florida State Turnpike Authority Revenue, Series C	5.00	7/1/20	5,271

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	$2,420
1,300	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/17	1,475
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,291
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,281
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,665
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,381
				36,979
	Georgia — 5.57%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,488
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,998
5,000	DeKalb County Georgia School District, Sales Tax, GO (State Aid Withholding)	4.00	11/1/17	5,512
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,621
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,279
1,000	Municipal Electric Authority of Georgia Revenue, SUB, Series D, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,169
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,636
				23,703
	Hawaii — 1.91%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,650
1,575	Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System, Series B (AMBAC) (a)	0.22	7/1/24	1,492
				8,142
	Idaho — 0.12%
510	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	522
	Illinois — 4.46%
1,825	Chicago Illinois, GO, Series A, Callable 1/1/18 @ 100.00	5.00	1/1/19	2,008
2,500	Chicago Illinois, GO, Series A, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,553
1,000	Chicago Illinois, GO, Series A	4.00	1/1/18	1,078
2,660	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 8/11/14 @ 100.00 (b)	7.46	2/15/26	1,954
325	Illinois State Educational Facilities Authority Revenue (c)	5.55	7/1/14	325
2,500	Illinois State, GO	4.00	7/1/16	2,657
2,440	Illinois State, GO	5.00	7/1/17	2,705
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,932
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,762
				18,974
	Indiana — 0.43%
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,851
	Louisiana — 1.88%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,139
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,855
				7,994

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts — 6.80%
$1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	$1,847
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,327
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,595
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,416
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,382
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,674
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,517
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,371
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,827
				28,956
	Michigan — 5.03%
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,475
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,322
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,849
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	6,879
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water, Series C	4.38	8/20/14	2,513
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,358
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,834
965	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, AMT, Callable 12/1/15 @ 100.00 (AGC-ICC MBIA)	4.75	12/1/18	1,015
1,000	Wayne County Michigan Airport Authority Revenue, Series A	5.00	12/1/19	1,142
				21,387
	Minnesota — 0.26%
1,000	Western Minnesota Municipal Power Agency Revenue, Series A	4.00	1/1/19	1,121
	Missouri — 2.64%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,859
2,410	Missouri State Regional Convention & Sports Complex Authority Revenue, Series A	5.00	8/15/17	2,724
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,675
				11,258
	New Jersey — 0.84%
2,425	New Jersey State Building Authority Revenue, Series A	5.00	6/15/17	2,709
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	872
				3,581
	New York — 9.08%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,587
1,500	Metropolitan Transportation Authority Revenue, Series C	5.00	11/15/18	1,742
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,277
2,000	Metropolitan Transportation Authority Revenue, Series B	5.00	11/15/22	2,382
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,514

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$2,000	New York NY, GO, Series D	5.00	8/1/17	$2,256
3,250	New York NY, GO, Series G	5.00	8/1/19	3,804
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,862
2,000	New York City Transitional Finance Authority Future Tax Revenue, Sub Series E	5.00	11/1/18	2,329
540	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	554
45	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	45
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A	5.00	2/15/19	2,918
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,398
5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	5,809
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,421
1,500	Triborough Bridge & Tunnel Authority New York Revenue, Series A (GO of Authority)	5.00	11/15/18	1,745
				38,643
	North Carolina — 0.62%
3,000	Wake County Industrial Facilities & Pollution Control Financing Authority Revenue, Series E (a)	0.11	10/1/22	2,635
	Ohio — 3.23%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,507
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,185
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,872
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,172
				13,736
	Pennsylvania — 5.09%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,336
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,360
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 7/1/17 @ 100.00	5.00	1/1/22	3,925
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,875
2,530	Pennsylvania State, GO	5.00	7/1/18	2,922
2,500	Pennsylvania State, GO	5.00	6/15/22	3,008
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,847
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,382
				21,655
	South Carolina — 0.94%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,001
	South Dakota — 0.04%
150	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	154

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 10.06%
$1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	$1,991
885	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	907
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	4,053
20	Dallas Texas, GO, Series A, ETM	5.00	2/15/18	23
6,380	Dallas Texas, GO, Series A	5.00	2/15/18	7,315
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,683
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,268
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,257
3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	4,040
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,081
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,863
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,416
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,995
2,500	Texas State Transportation Commission Highway Fund Revenue, Series A	5.00	4/1/19	2,936
				42,828
	Utah — 0.45%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,692
210	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, AMT, Callable 8/11/14 @ 100.00	5.00	7/1/18	210
				1,902
	Washington — 1.76%
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,804
1,155	Energy Northwest Washington Electric Revenue, Columbia Station, Series A	5.00	7/1/20	1,377
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,178
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,169
				7,528
	Wisconsin — 0.28%
1,000	Wisconsin State Health & Educational Facilities Authority Revenue, UnityPoint Health, Series A	5.00	12/1/21	1,173
	Total Municipal Bonds			377,249
	Corporate Bond — 0.00%
3,939	ASC Equipment (Diversified Financial Services) (d)(e)	5.13	3/1/08	—
	Total Corporate Bond			—
	Time Deposit — 1.66%
7,076	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	7/1/14	7,076
	Total Time Deposit			7,076

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2014

Shares		Rate %	Maturity Date	Value (000)
	Mutual Fund — 10.10%
42,999,174	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (f)	0.00		$42,999
	Total Mutual Fund			42,999
	Total Investments (cost $414,772) — 100.37%			427,324
	Liabilities in excess of other assets — (0.37)%			(1,577)
	Net Assets — 100.00%			$425,747

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable rate security. The rate reflected is the rate in effect on June 30, 2014. The maturity date represents actual maturity date.
(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.46% of the Portfolio’s net assets.
(c)	Zero coupon security. Effective rate shown is as of June 30, 2014.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(f)	The rate disclosed is the rate in effect on June 30, 2014.

AGC — Associated General Contractors

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

ICC — Interstate Commerce Commission

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

SONYMA — State of New York Mortgage Agency

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 87.70%
	Alabama — 5.03%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,756
1,000	Alexander City, GO, Series A (Assured GTY)	5.00	5/1/18	1,119
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,063
				3,938
	Arizona — 0.20%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155
	California — 3.52%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,182
1,500	Los Angeles California Unified School District, GO, Series A-2, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,571
				2,753
	Florida — 11.87%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,694
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	424
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	927
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	937
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,197
1,085	Orange Country Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,285
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,104
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,745
				9,313
	Hawaii — 2.29%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,799
	Illinois — 4.12%
1,325	DuPage & Cook Counties Illinois Community Unit School District #205, GO (NATL-RE)	5.50	1/1/16	1,426
900	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	918
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	435
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	128
320	Northbrook Illinois, GO	3.00	12/1/15	332
				3,239
	Maine — 1.28%
1,000	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,006
	Maryland — 1.99%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,561
	Massachusetts — 3.12%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,446
	Michigan — 1.46%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,143
	Minnesota — 0.59%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	461
	Nebraska — 1.38%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,081
	Nevada — 2.54%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	962
1,000	Nevada State, Capital Improvement, GO, Series A, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,028
				1,990
	New York — 5.75%
2,245	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	2,683

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (continued) — June 30, 2014

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	$1,091
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	741
				4,515
	Ohio — 7.55%
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,948
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,644
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,135
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,194
				5,921
	Oklahoma — 2.24%
450	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	464
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,292
				1,756
	Pennsylvania — 2.86%
1,010	Lackawanna County Pennsylvania Abington Heights School District, GO (State Aid Withholding)	3.00	3/15/16	1,055
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,184
				2,239
	Puerto Rico — 2.36%
1,675	Puerto Rico Highway & Transportation Authority Highway Revenue, Series Y, Callable 7/1/16 @ 100.00	5.50	7/1/36	1,850
	South Carolina — 1.64%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,286
	Texas — 9.01%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,122
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,479
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,614
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,011
750	Webb County Texas, GO	4.50	2/15/19	842
				7,068
	Virginia — 0.76%
500	Virginia State College Building Authority Educational Facilities Revenue, Series A, Callable 9/1/22 @ 100.00	5.00	9/1/23	594
	Washington — 13.74%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	568
1,000	King County Washington, GO	5.25	1/1/23	1,233
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,635
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,783
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,789
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,713
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,057
				10,778
	Wisconsin — 2.40%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,361
500	Wisconsin State, GO, Series C	5.00	5/1/15	520
				1,881
	Total Municipal Bonds			68,773

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (concluded) — June 30, 2014

Shares		Rate %	Maturity Date	Value (000)
	Mutual Funds — 11.10%
7,999,847	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		$8,000
709,385	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		709
	Total Mutual Funds			8,709
	Total Investments (cost $74,516) — 98.80%			77,482
	Other assets in excess of liabilities — 1.20%			944
	Net Assets — 100.00%			$78,426
(a)	The rate disclosed is the rate in effect on June 30, 2014.

AGM — Assured Guaranty Municipal Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

GTY — Guaranty

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of June 30, 2014
(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$490,561	$827,663	$557,719	$1,126,174
Unrealized appreciation	135,706	205,497	283,795	340,542
Investments, at value	626,267	1,033,160	841,514	1,466,716
Cash	6	10	—	—
Foreign currency, at value (Cost $0, $0, $0 and $522, respectively)	—	—	—	532
Unrealized appreciation on futures	—	—	—	50
Unrealized appreciation on forward currency contracts	—	—	—	260
Dividends and interest receivable	971	1,577	543	1,161
Margin deposits	—	—	—	7
Receivable for portfolio shares issued	—	8	—	5
Receivable from investments sold	6,802	11,041	915	14,063
Foreign tax reclaims receivable	4	7	38	11
Segregated cash for collateral	—	—	—	338
Variation margin receivable on future contracts	—	—	—	35
Variation margin receivable on interest rate swap agreements	—	—	—	9
Prepaid expenses	13	1	20	33
Total Assets	634,063	1,045,804	843,030	1,483,220
LIABILITIES:
Written options, at fair value (premiums received $0, $0, $0 and $3, respectively)	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	422
Payable for investments purchased	3,748	7,033	1,095	37,317
Payable for portfolio shares redeemed	114	125	76	111
Payable for swap agreements	—	—	—	6
Variation margin payable on future contracts	—	—	—	5
Variation margin payable on interest rate swap agreements	—	—	—	73
Advisory fees payable	238	395	246	399
Management fees payable	26	42	34	58
Administrative services fees payable	16	24	19	31
Trustee fees payable	1	1	1	2
Other accrued expenses	58	100	56	140
Total Liabilities	4,201	7,720	1,527	38,564
NET ASSETS:	$629,862	$1,038,084	$841,503	$1,444,656
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$35	$70	$41	$87
Additional paid-in capital	563,055	761,592	569,596	1,041,116
Accumulated net investment income/(distributions in excess of net investment income)	765	1,312	335	157
Accumulated net realized gain/(loss) from investments, futures, options, swaps and foreign currency transactions	(69,701)	69,613	(12,264)	60,658
Net unrealized appreciation on investments, futures, options, swaps and foreign currency translations	135,708	205,497	283,795	342,638
Net Assets	$629,862	$1,038,084	$841,503	$1,444,656
NET ASSETS:
HC Strategic Shares	$628,645	$1,036,650	$839,813	$1,442,721
HC Advisors Shares	1,217	1,434	1,690	1,935
Total	$629,862	$1,038,084	$841,503	$1,444,656
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	35,152	70,113	40,951	86,944
HC Advisors Shares	68	97	82	117
Total	35,220	70,210	41,033	87,061
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$17.88	$14.79	$20.51	$16.59
HC Advisors Shares	$17.88	$14.79	$20.48	$16.59

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2014
(Amounts in thousands, except per share amounts)

	The Small Capitalization– Mid Capitalization Equity	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$84,529	$133,104	$147,828	$1,037,250
Unrealized appreciation	30,108	49,438	23,365	105,201
Investments, at value	114,637	182,542	171,193	1,142,451
Foreign currency, at value (Cost $0, $0, $0 and $5,424, respectively)	—	—	—	5,495
Swap agreements, at value	—	—	—	535
Unrealized appreciation on futures	—	—	—	6,591
Unrealized appreciation on forward currency contracts	—	—	—	347
Dividends and interest receivable	52	102	537	1,157
Margin deposits	—	—	—	6,873
Receivable for portfolio shares issued	—	1	—	16
Receivable from investments sold	3,397	890	756	43,394
Foreign tax reclaims receivable	—	—	—	225
Segregated cash for collateral	—	—	—	6
Variation margin receivable on future contracts	—	—	—	397
Variation margin receivable on swap agreements	—	—	—	1
Prepaid expenses	33	21	2	146
Total Assets	118,119	183,556	172,488	1,207,634
LIABILITIES:
Cash overdraft	329	74	—	16
Written options, at fair value (premiums received $0, $0, $0 and $113, respectively)	—	—	—	31
Swap agreements, at value	—	—	—	836
Unrealized depreciation on forward currency contracts	—	—	—	404
Payable for investments purchased	3,606	639	515	24,948
Payable for portfolio shares redeemed	204	21	38	206
Payable to broker for swap collateral	—	—	—	3,720
Payable for swap agreements	—	—	—	3
Variation margin payable on future contracts	—	—	—	358
Variation margin payable on interest rate swap agreements				36
Accrued foreign capital gains tax	—	—	—	12
Advisory fees payable	65	95	321	517
Management fees payable	5	7	8	47
Administrative services fees payable	4	7	1	7
Trustee fees payable	—	—	—	—
Other accrued expenses	1	14	22	279
Total Liabilities	4,214	857	905	31,420
NET ASSETS:	$113,905	$182,699	$171,583	$1,176,214
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$5	$11	$54	$101
Additional paid-in capital	112,190	120,974	144,802	1,108,114
Accumulated net investment income/(distributions in excess of net investment income)	34	(28)	1,124	268
Accumulated net realized gain/(loss) from investments, futures, options, swaps and foreign currency transactions	(28,432)	12,306	2,238	(44,396)
Net unrealized appreciation on investments, futures, options, swaps and foreign currency translations	30,108	49,436	23,365	112,127
Net Assets	$113,905	$182,699	$171,583	$1,176,214
NET ASSETS:
HC Strategic Shares	$113,698	$182,460	$171,583	$1,174,593
HC Advisors Shares	207	239	—	1,621
Total	$113,905	$182,699	$171,583	$1,176,214
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	5,357	10,613	53,694	100,960
HC Advisors Shares	10	14	—	139
Total	5,367	10,627	53,694	101,099
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$21.22	$17.19	$3.20	$11.64
HC Advisors Shares	$21.20	$17.19	$—	$11.63

(a)	Statement has been consolidated. See Note 2N in the Notes to Financial Statements for basis of consolidation.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2014
(Amounts in thousands, except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,291,440	$2,501,391	$1,642,483	$104,775
Unrealized appreciation	311,356	479,434	146,083	1,611
Investments, at value	1,602,796	2,980,825	1,788,566	106,386
Cash	2	—	—	—
Foreign currency, at value (Cost $6,495, $9,870, $21,539 and $0, respectively)	6,522	9,915	23,744	—
Unrealized appreciation on forward currency contracts	1	1	—	—
Dividends and interest receivable	4,179	7,767	7,875	492
Margin deposits	—	—	216	—
Receivable for portfolio shares issued	—	8	8	205
Receivable from investments sold	3,284	5,053	8,490	1,070
Foreign tax reclaims receivable	2,654	6,233	55	—
TBA sale commitments receivable	—	—	—	1,071
Prepaid expenses	276	22	11	2
Total Assets	1,619,714	3,009,824	1,828,965	109,226
LIABILITIES:
Cash overdraft	—	607	706	—
TBA sale commitments, at fair value	—	—	—	1,077
Unrealized depreciation on forward currency contracts	20	23	—	—
Distributions payable	—	—	—	208
Payable for investments purchased	1,957	2,337	3,077	5,372
Payable for portfolio shares redeemed	473	269	335	100
Variation margin payable on future contracts	2	3	—	—
Accrued foreign capital gains tax	31	50	7,267	—
Advisory fees payable	461	726	481	9
Management fees payable	66	124	74	4
Administrative services fees payable	14	26	11	1
Trustee fees payable	1	1	1	—
Other accrued expenses	—	222	676	7
Total Liabilities	3,025	4,388	12,628	6,778
NET ASSETS:	$1,616,689	$3,005,436	$1,816,337	$102,448
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$119	$239	$91	$10
Additional paid-in capital	1,175,081	2,299,731	1,677,964	101,088
Accumulated net investment income/(distributions in excess of net investment income)	4,071	6,300	18,848	46
Accumulated net realized gain/(loss) from investments, futures and foreign currency transactions	126,105	219,758	(19,499)	(302)
Net unrealized appreciation on investments, futures and foreign currency translations	311,313	479,408	138,933	1,606
Net Assets	$1,616,689	$3,005,436	$1,816,337	$102,448
NET ASSETS:
HC Strategic Shares	$1,613,553	$3,001,838	$1,813,476	$99,718
HC Advisors Shares	3,136	3,598	2,861	2,730
Total	$1,616,689	$3,005,436	$1,816,337	$102,448
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	119,018	238,564	90,618	10,085
HC Advisors Shares	231	286	143	276
Total	119,249	238,850	90,761	10,361
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$13.56	$12.58	$20.01	$9.89
HC Advisors Shares	$13.56	$12.57	$20.00	$9.88

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2014
(Amounts in thousands, except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$767,458	$244,313	$515,079	$248,962
Unrealized appreciation	30,713	1,960	9,688	6,668
Investments, at value	798,171	246,273	524,767	255,630
Dividends and interest receivable	11,229	1,074	2,049	2,109
Receivable for portfolio shares issued	1	230	1,742	494
Receivable from investments sold	1,339	5,771	3,864	—
Prepaid expenses	21	11	116	10
Total Assets	810,761	253,359	532,538	258,243
LIABILITIES:
Distributions payable	—	273	1,848	540
Payable for investments purchased	4,966	6,095	4,026	—
Payable for portfolio shares redeemed	39	31	130	34
Advisory fees payable	549	11	15	39
Management fees payable	31	10	21	9
Administrative services fees payable	4	3	4	1
Trustee fees payable	1	—	—	—
Other accrued expenses	51	22	35	16
Total Liabilities	5,641	6,445	6,079	639
NET ASSETS:	$805,120	$246,914	$526,459	$257,604
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$105	$25	$51	$25
Additional paid-in capital	755,591	245,688	515,237	250,890
Accumulated net investment income/(distributions in excess of net investment income)	2,472	52	342	131
Accumulated net realized gain/(loss) from investments	16,239	(811)	1,141	(110)
Net unrealized appreciation on investments	30,713	1,960	9,688	6,668
Net Assets	$805,120	$246,914	$526,459	$257,604
NET ASSETS:
HC Strategic Shares	$804,070	$246,914	$526,458	$257,604
HC Advisors Shares	1,050	—	1	—
Total	$805,120	$246,914	$526,459	$257,604
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	105,064	24,833	51,358	25,166
HC Advisors Shares	137	—	—	—
Total	105,201	24,833	51,358	25,166
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$7.65	$9.94	$10.25	$10.24
HC Advisors Shares	$7.65	$—	$10.26	$—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of June 30, 2014
(Amounts in thousands, except per share amounts)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$273,643	$21,101	$414,772	$74,516
Unrealized appreciation	3,106	382	12,552	2,966
Investments, at value	276,749	21,483	427,324	77,482
Dividends and interest receivable	666	219	5,184	966
Receivable for portfolio shares issued	536	18	757	123
Receivable from investments sold	4,306	—	—	—
TBA sale commitments receivable	10,753	—	—	—
Prepaid expenses	11	11	16	15
Total Assets	293,021	21,731	433,281	78,586
LIABILITIES:
TBA sale commitments, at fair value	10,799	—	—	—
Distributions payable	629	18	787	127
Payable for investments purchased	30,841	—	6,209	—
Payable for portfolio shares redeemed	40	1	231	19
Income payable on TBA sale commitments	21	—	—	—
Advisory fees payable	11	2	253	7
Management fees payable	10	1	17	3
Administrative services fees payable	4	—	4	1
Trustee fees payable	1	—	—	—
Other accrued expenses	33	6	33	3
Total Liabilities	42,389	28	7,534	160
NET ASSETS:	$250,632	$21,703	$425,747	$78,426
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$25	$2	$42	$8
Additional paid-in capital	252,975	21,324	424,267	75,513
Accumulated net investment income/(distributions in excess of net investment income)	129	(9)	172	(1)
Accumulated net realized gain/(loss) from investments	(5,556)	4	(11,286)	(60)
Net unrealized appreciation on investments	3,059	382	12,552	2,966
Net Assets	$250,632	$21,703	$425,747	$78,426
NET ASSETS:
HC Strategic Shares	$250,632	$21,703	$423,257	$77,702
HC Advisors Shares	—	—	2,490	724
Total	$250,632	$21,703	$425,747	$78,426
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	25,389	2,163	41,866	7,466
HC Advisors Shares	—	—	246	70
Total	25,389	2,163	42,112	7,536
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.87	$10.04	$10.11	$10.41
HC Advisors Shares	$—	$—	$10.11	$10.41

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations
For the Year Ended June 30, 2014
(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$14	$20	$1	$2,415
Dividends (net of foreign withholding tax of $33, $49, $0 and $5, respectively)	17,553	26,409	10,922	15,834
Total Investment Income	17,567	26,429	10,923	18,249
EXPENSES:
Advisory fees	1,226	1,892	1,322	1,971
Management fees	319	479	400	646
Administrative services fees	189	283	236	381
Distribution fees – HC Advisors Shares	4	5	4	5
Professional fees	79	113	82	132
Compliance service fees	10	16	11	18
Custodian fees	87	108	70	113
Registration and filing fees	20	16	18	17
Trustee fees	28	47	34	53
Other	66	83	57	76
Total expenses before waivers and expenses paid indirectly	2,028	3,042	2,234	3,412
Less: Expenses waived by Specialist Manager	(29)	(40)	—	—
Distribution fees waived – HC Advisors Shares	(4)	(5)	(4)	(5)
Expenses paid indirectly	(24)	(46)	(10)	(15)
Net Expenses	1,971	2,951	2,220	3,392
Net Investment Income	15,596	23,478	8,703	14,857
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	100,427	135,289	73,925	77,863
Net realized gains/(losses) from futures transactions	—	—	—	29,062
Net realized gains/(losses) from written options transactions	—	—	—	479
Net realized gains/(losses) from swap transactions	—	—	—	(1,101)
Net realized gains/(losses) from foreign currency transactions	—	(2)	—	(68)
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	100,427	135,287	73,925	106,235
Change in unrealized appreciation/(depreciation) on investments	15,323	38,642	76,692	129,982
Change in unrealized appreciation/(depreciation) on futures	—	—	—	4,522
Change in unrealized appreciation/(depreciation) on written options	—	—	—	47
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	474
Change in unrealized appreciation/(depreciation) on foreign currency translations	2	3	—	(1,587)
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	15,325	38,645	76,692	133,438
Net realized/unrealized gains from investments, futures, written options, swaps and foreign currency transactions	115,752	173,932	150,617	239,673
Change in net assets resulting from operations	$131,348	$197,410	$159,320	$254,530

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2014
(Amounts in thousands)

	The Small Capitalization– Mid Capitalization Equity	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio(a)	The Commodity Returns Strategy Portfolio(b)
INVESTMENT INCOME:
Interest	$—	$—	$—	$1,527
Dividends (net of foreign withholding tax of $2, $3, $2 and $1,451, respectively)	1,106	1,610	3,756	14,610
Total Investment Income	1,106	1,610	3,756	16,137
EXPENSES:
Advisory fees	573	1,036	908	5,579
Management fees	60	89	69	526
Administrative services fees	36	53	40	311
Distribution fees – HC Advisors Shares	—	1	—	3
Professional fees	11	16	22	133
Compliance service fees	2	2	1	15
Custodian fees	26	18	12	196
Registration and filing fees	12	9	12	24
Trustee fees	5	7	4	44
Other	11	24	14	120
Total expenses before waivers and expenses paid indirectly	736	1,255	1,082	6,951
Less: Distribution fees waived – HC Advisors Shares	—	(1)	—	(3)
Expenses paid indirectly	(15)	(11)	(2)	(11)
Net Expenses	721	1,243	1,080	6,937
Net Investment Income	385	367	2,676	9,200
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	22,499	30,944	2,251	33,212
Net realized gains/(losses) from futures transactions	35	—	—	3,290
Net realized gains/(losses) from written options transactions	—	—	—	481
Net realized gains/(losses) from swap transactions	—	—	—	6,461
Net realized gains/(losses) from foreign currency transactions	—	—	(1)	(462)
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	22,534	30,944	2,250	42,982
Change in unrealized appreciation/(depreciation) on investments	2,918	2,645	23,365	107,993
Change in unrealized appreciation/(depreciation) on futures	2	—	—	15,600
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(74)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	8,796
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	944
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	2,920	2,645	23,365	133,259
Net realized/unrealized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions	25,454	33,589	25,615	176,241
Change in net assets resulting from operations	$25,839	$33,956	$28,291	$185,441

(a)	For the period September 12, 2013 (recommencement of operations) through June 30, 2014. See Note 1 in the Notes to Financial Statements.
(b)	Statement has been consolidated. See Note 2N in the Notes to Financial Statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2014
(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$1	$2	$7	$2,391
Dividends (net of foreign withholding tax of $5,835, $11,346, $3,971 and $0, respectively)	56,609	104,083	41,192	32
Total Investment Income	56,610	104,085	41,199	2,423
EXPENSES:
Advisory fees	4,183	7,368	6,885	112
Management fees	769	1,388	690	49
Administrative services fees	454	819	407	29
Distribution fees – HC Advisors Shares	8	9	5	7
Professional fees	139	250	174	9
Transfer agent fees	—	—	1	—
Compliance service fees	19	33	19	1
Custodian fees	589	802	1,751	9
Registration and filing fees	20	26	18	9
Trustee fees	55	98	55	4
Other	200	207	134	20
Total expenses before waivers and expenses paid indirectly	6,436	11,000	10,139	249
Less: Expenses waived by Specialist Manager	—	—	(118)	—
Distribution fees waived – HC Advisors Shares	(8)	(9)	(5)	(7)
Expenses paid indirectly	(14)	(29)	(30)	—
Net Expenses	6,414	10,962	9,986	242
Net Investment Income	50,196	93,123	31,213	2,181
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	169,531	288,078	5,351	188
Net realized gains/(losses) from futures transactions	52	133	627	—
Net realized gains/(losses) from foreign currency transactions	(199)	(814)	(669)	—
Net realized gains/(losses) from investments, futures and foreign currency transactions	169,384	287,397	5,309	188
Change in unrealized appreciation/(depreciation) on investments	101,753	207,209	197,219	2,262
Change in unrealized appreciation/(depreciation) on futures	(40)	(77)	(90)	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	176	399	(6,350)	—
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	101,889	207,531	190,779	2,262
Net realized/unrealized gains/(losses) from investments, futures and foreign currency transactions	271,273	494,928	196,088	2,450
Change in net assets resulting from operations	$321,469	$588,051	$227,301	$4,631

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2014
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio(a)	The U.S. Corporate Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$51,061	$3,625	$5,587	$7,657
Dividends	676	—	—	196
Total Investment Income	51,737	3,625	5,587	7,853
EXPENSES:
Advisory fees	1,655	148	44	486
Management fees	438	126	57	111
Administrative services fees	258	74	34	65
Distribution fees – HC Advisors Shares	3	—	—	—
Professional fees	93	32	13	29
Compliance service fees	13	5	—	3
Custodian fees	71	25	5	19
Registration and filing fees	28	8	6	8
Trustee fees	38	13	—	9
Other	84	18	21	15
Total expenses before waivers	2,681	449	180	745
Less: Expenses waived by Specialist Manager	(46)	—	—	—
Distribution fees waived – HC Advisors Shares	(3)	—	—	—
Net Expenses	2,632	449	180	745
Net Investment Income	49,105	3,176	5,407	7,108
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	23,664	(428)	1,141	45
Change in unrealized appreciation/(depreciation) on investments	23,214	1,789	9,688	9,909
Net realized/unrealized gains/(losses) from investments	46,878	1,361	10,829	9,954
Change in net assets resulting from operations	$95,983	$4,537	$16,236	$17,062

(a)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (concluded)
For the Year Ended June 30, 2014
(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$5,758	$325	$11,677	$1,795
Total Investment Income	5,758	325	11,677	1,795
EXPENSES:
Advisory fees	146	28	721	94
Management fees	126	11	210	38
Administrative services fees	74	7	124	22
Distribution fees – HC Advisors Shares	—	—	5	1
Professional fees	29	3	46	8
Compliance service fees	4	—	6	1
Custodian fees	23	3	35	7
Registration and filing fees	8	6	12	8
Trustee fees	12	1	18	4
Other	16	6	30	4
Total expenses before waivers	438	65	1,207	187
Less: Distribution fees waived – HC Advisors Shares	—	—	(5)	(1)
Net Expenses	438	65	1,202	186
Net Investment Income	5,320	260	10,475	1,609
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	638	8	611	(57)
Change in unrealized appreciation/(depreciation) on investments	4,143	8	5,645	1,224
Net realized/unrealized gains/(losses) from investments	4,781	16	6,256	1,167
Change in net assets resulting from operations	$10,101	$276	$16,731	$2,776

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Operations:
Net investment income	$15,596	$18,721	$23,478	$29,037	$8,703	$10,768
Net realized gains from investments	100,427	65,200	135,287	110,987	73,925	54,900
Change in unrealized appreciation/(depreciation) on investments	15,325	75,026	38,645	108,801	76,692	40,848
Change in net assets resulting from operations	131,348	158,947	197,410	248,825	159,320	106,516
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(15,732)	(17,697)	(23,473)	(28,092)	(8,824)	(10,714)
HC Advisors Shares	(39)	(34)	(42)	(50)	(18)	(21)
Net realized gains from investment transactions:
HC Strategic Shares	—	—	(142,904)	(51,203)	—	—
HC Advisors Shares	—	—	(307)	(87)	—	—
Change in net assets resulting from distributions	(15,771)	(17,731)	(166,726)	(79,432)	(8,842)	(10,735)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	96,390	183,993	240,649	87,508	160,036	50,319
Proceeds from reinvestment of dividends	13,169	15,226	164,446	76,916	7,248	8,974
Cost of shares redeemed	(276,146)	(268,524)	(335,962)	(355,459)	(213,896)	(150,226)
Change in net assets from HC Strategic Shares of beneficial interest	(166,587)	(69,305)	69,133	(191,035)	(46,612)	(90,933)
HC Advisors Shares
Proceeds from shares issued	139	553	311	154	136	620
Cost of shares redeemed	(777)	(59)	(1,008)	(2)	(289)	(192)
Change in net assets from HC Advisors Shares of beneficial interest	(638)	494	(697)	152	(153)	428
Change in net assets from shares of beneficial interest	$(167,225)	$(68,811)	$68,436	$(190,883)	$(46,765)	$(90,505)
Change in net assets	(51,648)	72,405	99,120	(21,490)	103,713	5,276
Net Assets:
Beginning of period	681,510	609,105	938,964	960,454	737,790	732,514
End of period	$629,862	$681,510	$1,038,084	$938,964	$841,503	$737,790
Accumulated net investment income	$765	$1,128	$1,312	$1,570	$335	$499
Share Transactions:
HC Strategic Shares
Issued	5,816	13,819	16,618	6,623	8,247	3,163
Reinvested	792	1,117	12,076	5,984	374	558
Redeemed	(16,960)	(19,210)	(22,760)	(24,836)	(11,108)	(9,443)
Change in HC Strategic Shares	(10,352)	(4,274)	5,934	(12,229)	(2,487)	(5,722)
HC Advisors Shares
Issued	9	42	22	12	7	39
Redeemed	(45)	(4)	(69)	—	(15)	(11)
Change in HC Advisors Shares	(36)	38	(47)	12	(8)	28
Total change in shares	(10,388)	(4,236)	5,887	(12,217)	(2,495)	(5,694)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization– Mid Capitalization Equity		The Institutional Small Capitalization– Mid Capitalization Equity Portfolio
	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Operations:
Net investment income	$14,857	$17,066	$385	$1,256	$367	$1,364
Net realized gains from investments, futures, written options, swaps and foreign currency transactions	106,235	109,211	22,534	17,878	30,944	25,484
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	133,438	50,060	2,920	11,297	2,645	22,004
Change in net assets resulting from operations	254,530	176,337	25,839	30,431	33,956	48,852
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(15,609)	(17,369)	(421)	(1,246)	(330)	(1,469)
HC Advisors Shares	(23)	(29)	(1)	(2)	—	(2)
Net realized gains from investment, futures, written options, swaps and foreign currency transactions:
HC Strategic Shares	(106,330)	(141,758)	—	—	(27,745)	—
HC Advisors Shares	(167)	(253)	—	—	(39)	—
Change in net assets resulting from distributions	(122,129)	(159,409)	(422)	(1,248)	(28,114)	(1,471)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	386,626	78,814	22,645	10,300	41,223	12,385
Proceeds from reinvestment of dividends	120,585	157,759	363	1,077	28,000	1,260
Cost of shares redeemed	(339,573)	(201,162)	(47,385)	(52,821)	(69,762)	(80,711)
Change in net assets from HC Strategic Shares of beneficial interest	167,638	35,411	(24,377)	(41,444)	(539)	(67,066)
HC Advisors Shares
Proceeds from shares issued	146	285	17	91	51	—
Cost of shares redeemed	(245)	(283)	(43)	(115)	(60)	(97)
Change in net assets from HC Advisors Shares of beneficial interest	(99)	2	(26)	(24)	(9)	(97)
Change in net assets from shares of beneficial interest	$167,539	$35,413	$(24,403)	$(41,468)	$(548)	$(67,163)
Change in net assets	299,940	52,341	1,014	(12,285)	5,294	(19,782)
Net Assets:
Beginning of period	1,144,716	1,092,375	112,891	125,176	177,405	197,187
End of period	$1,444,656	$1,144,716	$113,905	$112,891	$182,699	$177,405
Accumulated net investment income/(distributions in excess of net investment income)	$157	$1,993	$34	$65	$(28)	$(65)
Share Transactions:
HC Strategic Shares
Issued	24,108	5,323	1,108	691	2,429	855
Reinvested	7,822	11,513	18	73	1,753	88
Redeemed	(21,161)	(13,280)	(2,352)	(3,318)	(3,936)	(5,134)
Change in HC Strategic Shares	10,769	3,556	(1,226)	(2,554)	246	(4,191)
HC Advisors Shares
Issued	9	20	1	6	3	—
Redeemed	(15)	(19)	(2)	(7)	(3)	(6)
Change in HC Advisors Shares	(6)	1	(1)	(1)	—	(6)
Total change in shares	10,763	3,557	(1,227)	(2,555)	246	(4,197)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(b)		The International Equity Portfolio
	For the Period September 12, 2013 through June 30, 2014(a)	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Operations:
Net investment income	$2,676	$615	$9,200	$9,230	$50,196	$38,574
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	2,250	32,315	42,982	(20,458)	169,384	75,995
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	23,365	(24,162)	133,259	(11,740)	101,889	118,039
Change in net assets resulting from operations	28,291	8,768	185,441	(22,968)	321,469	232,608
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,546)	(950)	(10,032)	(8,734)	(51,093)	(37,940)
HC Advisors Shares	—	(1)	(13)	(12)	(101)	(74)
Net realized gains from investment, futures, written options, swaps and foreign currency transactions:
HC Strategic Shares	(18)	(48,976)	—	—	(4,102)	—
HC Advisors Shares	—	(91)	—	—	(8)	—
Tax return of capital:
HC Strategic Shares	—	(33)	—	—	—	—
HC Advisors Shares	—	—	—	—	—	—
Change in net assets resulting from distributions	(1,564)	(50,051)	(10,045)	(8,746)	(55,304)	(38,014)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	177,266	2,558	333,653	277,246	167,603	148,701
Proceeds from reinvestment of dividends	1,291	29,200	8,308	7,227	45,940	32,160
Cost of shares redeemed	(33,701)	(68,293)	(248,890)	(33,362)	(251,509)	(179,762)
Change in net assets from HC Strategic Shares of beneficial interest	144,856	(36,535)	93,071	251,111	(37,966)	1,099
HC Advisors Shares
Proceeds from shares issued	—	39	339	357	247	1,156
Proceeds from reinvestment of dividends	—	1	—	—	—	—
Cost of shares redeemed	—	(88)	(93)	(67)	(377)	(341)
Change in net assets from HC Advisors Shares of beneficial interest	—	(48)	246	290	(130)	815
Change in net assets from shares of beneficial interest	$144,856	$(36,583)	$93,317	$251,401	$(38,096)	$1,914
Change in net assets	171,583	(77,866)	268,713	219,687	228,069	196,508
Net Assets:
Beginning of period	—	77,866	907,501	687,814	1,388,620	1,192,112
End of period	$171,583	$—	$1,176,214	$907,501	$1,616,689	$1,388,620
Accumulated net investment income	$1,124	$—	$268	$1,113	$4,071	$4,206
Share Transactions:
HC Strategic Shares
Issued	63,884	279	30,232	26,142	12,672	13,337
Reinvested	467	4,118	757	672	3,451	2,804
Redeemed	(10,657)	(11,364)	(22,352)	(3,108)	(19,178)	(16,244)
Change in HC Strategic Shares	53,694	(6,967)	8,637	23,706	(3,055)	(103)
HC Advisors Shares
Issued	—	5	31	33	20	107
Redeemed	—	(16)	(9)	(6)	(29)	(29)
Change in HC Advisors Shares	—	(11)	22	27	(9)	78
Total change in shares	53,694	(6,978)	8,659	23,733	(3,064)	(25)

(a)	For the period September 12, 2013 (recommencement of operations) through June 30, 2014. See Note 1 in the Notes to Financial Statements.
(b)	Statement has been consolidated. See Note 2N in the Notes to Financial Statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional International Equity Portfolio		The Emerging Markets Portfolio		The Core Fixed Income Portfolio
	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Operations:
Net investment income	$93,123	$65,883	$31,213	$20,938	$2,181	$2,068
Net realized gains/(losses) from investments, futures and foreign currency transactions	287,397	80,629	5,309	(3,986)	188	1,469
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	207,531	243,796	190,779	(44,699)	2,262	(4,466)
Change in net assets resulting from operations	588,051	390,308	227,301	(27,747)	4,631	(929)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(93,524)	(64,552)	(25,766)	(12,659)	(2,486)	(2,495)
HC Advisors Shares	(115)	(94)	(39)	(22)	(68)	(61)
Net realized gains from investment, futures and foreign currency transactions:
HC Strategic Shares	(100,495)	(14,436)	—	—	(429)	(1,728)
HC Advisors Shares	(137)	(23)	—	—	(12)	(42)
Change in net assets resulting from distributions	(194,271)	(79,105)	(25,805)	(12,681)	(2,995)	(4,326)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	444,113	314,885	597,280	463,014	26,314	16,880
Proceeds from reinvestment of dividends	181,429	69,282	22,829	11,619	2,910	4,215
Cost of shares redeemed	(448,774)	(253,236)	(87,035)	(74,063)	(24,112)	(17,850)
Change in net assets from HC Strategic Shares of beneficial interest	176,768	130,931	533,074	400,570	5,112	3,245
HC Advisors Shares
Proceeds from shares issued	305	8	1,037	614	459	263
Cost of shares redeemed	(618)	(262)	(256)	(133)	(115)	(24)
Change in net assets from HC Advisors Shares of beneficial interest	(313)	(254)	781	481	344	239
Change in net assets from shares of beneficial interest	$176,455	$130,677	$533,855	$401,051	$5,456	$3,484
Change in net assets	570,235	441,880	735,351	360,623	7,092	(1,771)
Net Assets:
Beginning of period	2,435,201	1,993,321	1,080,986	720,363	95,356	97,127
End of period	$3,005,436	$2,435,201	$1,816,337	$1,080,986	$102,448	$95,356
Accumulated net investment income/(distributions in excess of net investment income)	$6,300	$6,445	$18,848	$13,273	$46	$67
Share Transactions:
HC Strategic Shares
Issued	36,268	28,953	32,428	24,488	2,690	1,660
Reinvested	15,097	6,385	1,229	593	299	414
Redeemed	(36,469)	(23,861)	(4,681)	(3,851)	(2,463)	(1,758)
Change in HC Strategic Shares	14,896	11,477	28,976	21,230	526	316
HC Advisors Shares
Issued	25	1	55	33	47	26
Redeemed	(51)	(25)	(14)	(7)	(12)	(3)
Change in HC Advisors Shares	(26)	(24)	41	26	35	23
Total change in shares	14,870	11,453	29,017	21,256	561	339

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio		The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio
	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Period April 3, 2014 through June 30, 2014(a)
Operations:
Net investment income	$49,105	$42,004	$3,176	$3,117	$5,407
Net realized gains/(losses) from investments	23,664	15,556	(428)	2,918	1,141
Change in unrealized appreciation/(depreciation) on investments	23,214	(5,856)	1,789	(10,545)	9,688
Change in net assets resulting from operations	95,983	51,704	4,537	(4,510)	16,236
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(49,510)	(41,418)	(3,198)	(3,091)	(5,089)
HC Advisors Shares	(59)	(52)	—	—	—
Net realized gains from investment transactions:
HC Strategic Shares	(15,185)	—	(786)	(6,578)	—
HC Advisors Shares	(18)	—	—	—	—
Change in net assets resulting from distributions	(64,772)	(41,470)	(3,984)	(9,669)	(5,089)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	499,918	164,816	66,039	42,481	577,167
Proceeds from reinvestment of dividends	61,741	39,043	3,560	9,064	4,793
Cost of shares redeemed	(540,906)	(47,895)	(88,628)	(22,126)	(66,648)
Change in net assets from HC Strategic Shares of beneficial interest	20,753	155,964	(19,029)	29,419	515,312
HC Advisors Shares
Proceeds from shares issued	153	159	—	—	—
Cost of shares redeemed	(51)	(9)	—	—	—
Change in net assets from HC Advisors Shares of beneficial interest	102	150	—	—	—
Change in net assets from shares of beneficial interest	$20,855	$156,114	$(19,029)	$29,419	$515,312
Change in net assets	52,066	166,348	(18,476)	15,240	526,459
Net Assets:
Beginning of period	753,054	586,706	265,390	250,150	—
End of period	$805,120	$753,054	$246,914	$265,390	$526,459
Accumulated net investment income	$2,472	$2,875	$52	$74	$342
Share Transactions:
HC Strategic Shares
Issued	65,904	21,553	6,667	4,175	57,398
Reinvested	8,242	5,191	361	887	468
Redeemed	(70,673)	(6,303)	(8,962)	(2,167)	(6,508)
Change in HC Strategic Shares	3,473	20,441	(1,934)	2,895	51,358
HC Advisors Shares
Issued	21	20	—	—	—
Redeemed	(7)	(1)	—	—	—
Change in HC Advisors Shares	14	19	—	—	—
Total change in shares	3,487	20,460	(1,934)	2,895	51,358

(a)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The U.S. Corporate Fixed Income Securities Portfolio		The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio
	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Operations:
Net investment income	$7,108	$7,173	$5,320	$4,562	$260	$313
Net realized gains from investments	45	6,627	638	672	8	50
Change in unrealized appreciation/(depreciation) on investments	9,909	(14,532)	4,143	(8,260)	8	(306)
Change in net assets resulting from operations	17,062	(732)	10,101	(3,026)	276	57
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(7,199)	(7,107)	(7,654)	(8,291)	(261)	(313)
Net realized gains from investment transactions:
HC Strategic Shares	(3,582)	(5,533)	—	—	(44)	(232)
Change in net assets resulting from distributions	(10,781)	(12,640)	(7,654)	(8,291)	(305)	(545)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	79,521	32,445	51,694	38,033	2,017	4,313
Proceeds from reinvestment of dividends	9,991	11,798	6,485	6,971	301	535
Cost of shares redeemed	(58,243)	(18,710)	(63,542)	(17,996)	(3,194)	(7,470)
Change in net assets from HC Strategic Shares of beneficial interest	31,269	25,533	(5,363)	27,008	(876)	(2,622)
Change in net assets from shares of beneficial interest	$31,269	$25,533	$(5,363)	$27,008	$(876)	$(2,622)
Change in net assets	37,550	12,161	(2,916)	15,691	(905)	(3,110)
Net Assets:
Beginning of period	220,054	207,893	253,548	237,857	22,608	25,718
End of period	$257,604	$220,054	$250,632	$253,548	$21,703	$22,608
Accumulated net investment income/(distributions in excess of net investment income)	$131	$211	$129	$192	$(9)	$(8)
Share Transactions:
HC Strategic Shares
Issued	7,881	3,083	5,267	3,764	201	424
Reinvested	1,006	1,115	664	689	30	52
Redeemed	(5,791)	(1,764)	(6,475)	(1,782)	(318)	(732)
Change in HC Strategic Shares	3,096	2,434	(544)	2,671	(87)	(256)
Total change in shares	3,096	2,434	(544)	2,671	(87)	(256)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond II Portfolio
	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Operations:
Net investment income	$10,475	$12,196	$1,609	$1,513
Net realized gains/(losses) from investments	611	13,079	(57)	224
Change in unrealized appreciation/(depreciation) on investments	5,645	(18,330)	1,224	(1,991)
Change in net assets resulting from operations	16,731	6,945	2,776	(254)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(10,544)	(12,313)	(1,605)	(1,494)
HC Advisors Shares	(55)	(44)	(12)	(8)
Net realized gains from investment transactions:
HC Strategic Shares	—	—	(225)	(193)
HC Advisors Shares	—	—	(1)	(1)
Change in net assets resulting from distributions	(10,599)	(12,357)	(1,843)	(1,696)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	83,412	55,785	19,161	13,037
Proceeds from reinvestment of dividends	10,168	11,859	1,785	1,648
Cost of shares redeemed	(96,267)	(84,784)	(17,642)	(11,653)
Change in net assets from HC Strategic Shares of beneficial interest	(2,687)	(17,140)	3,304	3,032
HC Advisors Shares
Proceeds from shares issued	655	1,185	263	311
Cost of shares redeemed	(39)	(368)	(9)	(112)
Change in net assets from HC Advisors Shares of beneficial interest	616	817	254	199
Change in net assets from shares of beneficial interest	$(2,071)	$(16,323)	$3,558	$3,231
Change in net assets	4,061	(21,735)	4,491	1,281
Net Assets:
Beginning of period	421,686	443,421	73,935	72,654
End of period	$425,747	$421,686	$78,426	$73,935
Accumulated net investment income/(distributions in excess of net investment income)	$172	$332	$(1)	$7
Share Transactions:
HC Strategic Shares
Issued	8,286	5,462	1,850	1,231
Reinvested	1,016	1,162	173	156
Redeemed	(9,573)	(8,287)	(1,701)	(1,096)
Change in HC Strategic Shares	(271)	(1,663)	322	291
HC Advisors Shares
Issued	65	116	26	29
Redeemed	(4)	(36)	(1)	(10)
Change in HC Advisors Shares	61	80	25	19
Total change in shares	(210)	(1,583)	347	310

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$14.94	$0.42		$2.94	$3.36	$(0.42)	$—	$(0.42)
Year Ended June 30, 2013	12.22	0.38		2.69	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.50	0.30		(0.28)	0.02	(0.30)	—	(0.30)
Year Ended June 30, 2011	9.98	0.22		2.52	2.74	(0.22)	—	(0.22)
Year Ended June 30, 2010	8.84	0.21		1.13	1.34	(0.20)	—	(0.20)
HC Advisors Shares
Year Ended June 30, 2014	$14.94	$0.43		$2.93	$3.36	$(0.42)	$—	$(0.42)
Year Ended June 30, 2013	12.22	0.35		2.72	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.49	0.31		(0.28)	0.03	(0.30)	—	(0.30)
Period Ended June 30, 2011(d)	9.93	0.21		2.57	2.78	(0.22)	—	(0.22)
The Institutional Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$14.60	$0.36	(e)	$2.66 (e)	$3.02	$(0.35)	$(2.48)	$(2.83)
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.96	0.13		(0.06)	0.07	(0.30)	(0.18)	(0.48)
Year Ended June 30, 2011	10.26	0.23		2.67	2.90	(0.20)	—	(0.20)
Year Ended June 30, 2010	9.02	0.17		1.24	1.41	(0.17)	—	(0.17)
HC Advisors Shares
Year Ended June 30, 2014	$14.60	$0.36	(e)	$2.66 (e)	$3.02	$(0.35)	$(2.48)	$(2.83)
Year Ended June 30, 2013	12.55	0.37		2.70	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.97	0.14		(0.08)	0.06	(0.30)	(0.18)	(0.48)
Period Ended June 30, 2011(d)	10.21	0.21		2.75	2.96	(0.20)	—	(0.20)
The Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$16.95	$0.21		$3.56	$3.77	$(0.21)	$—	$(0.21)
Year Ended June 30, 2013	14.88	0.24		2.07	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.87	0.15		1.01	1.16	(0.15)	—	(0.15)
Year Ended June 30, 2011	10.39	0.10		3.48	3.58	(0.10)	—	(0.10)
Year Ended June 30, 2010	9.42	0.10		0.97	1.07	(0.10)	—	(0.10)
HC Advisors Shares
Year Ended June 30, 2014	$16.93	$0.21		$3.55	$3.76	$(0.21)	$—	$(0.21)
Year Ended June 30, 2013	14.86	0.22		2.09	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.85	0.15		1.01	1.16	(0.15)	—	(0.15)
Period Ended June 30, 2011(d)	10.40	0.10		3.45	3.55	(0.10)	—	(0.10)
The Institutional Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$15.00	$0.18		$3.01	$3.19	$(0.19)	$(1.41)	$(1.60)
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.97	1.13	(0.15)	(0.06)	(0.21)
Year Ended June 30, 2011	10.58	0.12		3.50	3.62	(0.10)	—	(0.10)
Year Ended June 30, 2010	9.50	0.07		1.10	1.17	(0.09)	—	(0.09)
HC Advisors Shares
Year Ended June 30, 2014	$15.00	$0.19		$3.00	$3.19	$(0.19)	$(1.41)	$(1.60)
Year Ended June 30, 2013	15.01	0.23		2.08	2.31	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.96	1.12	(0.15)	(0.06)	(0.21)
Period Ended June 30, 2011(d)	10.59	0.11		3.50	3.61	(0.10)	—	(0.10)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Per share amounts are based on average shares outstanding.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$17.88	22.69%	$628,645	0.32%	0.31%	0.31%	2.44%	53.96%
Year Ended June 30, 2013	14.94	25.46%	679,946	0.29%	0.27%	0.27%	2.73%	54.28%
Year Ended June 30, 2012	12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%
Year Ended June 30, 2011	12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%
Year Ended June 30, 2010	9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
HC Advisors Shares
Year Ended June 30, 2014	$17.88	22.69%	$1,217	0.57%	0.31%	0.31%	2.43%	53.96%
Year Ended June 30, 2013	14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%
Year Ended June 30, 2012	12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%
Period Ended June 30, 2011(d)	12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%
The Institutional Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$14.79	22.82%	$1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
Year Ended June 30, 2013	14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
Year Ended June 30, 2011	12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05	%(e)
Year Ended June 30, 2010	10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
HC Advisors Shares
Year Ended June 30, 2014	$14.79	22.82%	$1,434	0.57%	0.31%	0.31%	2.45%	63.68%
Year Ended June 30, 2013	14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%
Period Ended June 30, 2011(d)	12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05	%(e)
The Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$20.51	22.33%	$839,813	0.28%	0.28%	0.28%	1.09%	30.28%
Year Ended June 30, 2013	16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.77%
Year Ended June 30, 2012	14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%
Year Ended June 30, 2011	13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%
Year Ended June 30, 2010	10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
HC Advisors Shares
Year Ended June 30, 2014	$20.48	22.29%	$1,690	0.53%	0.28%	0.28%	1.09%	30.28%
Year Ended June 30, 2013	16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%
Year Ended June 30, 2012	14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%
Period Ended June 30, 2011(d)	13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%
The Institutional Growth Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$16.59	22.19%	$1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
Year Ended June 30, 2013	15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
Year Ended June 30, 2012	15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
Year Ended June 30, 2011	14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12	%(e)
Year Ended June 30, 2010	10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
HC Advisors Shares
Year Ended June 30, 2014	$16.59	22.19%	$1,935	0.51%	0.26%	0.26%	1.16%	48.43%
Year Ended June 30, 2013	15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%
Year Ended June 30, 2012	15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%
Period Ended June 30, 2011(d)	14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12	%(e)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders
The Small Capitalization–Mid Capitalization Equity HC Strategic Shares
Year Ended June 30, 2014	$17.12	$0.06		$4.11	$4.17	$(0.07)	$—	$—		$(0.07)
Year Ended June 30, 2013	13.68	0.15		3.43	3.58	(0.14)	—	—		(0.14)
Year Ended June 30, 2012	14.04	0.07		(0.36)	(0.29)	(0.07)	—	—		(0.07)
Year Ended June 30, 2011	10.41	0.05		3.64	3.69	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.94	0.04		1.47	1.51	(0.04)	—	—		(0.04)
HC Advisors Shares
Year Ended June 30, 2014	$17.10	$0.06		$4.11	$4.17	$(0.07)	$—	$—		$(0.07)
Year Ended June 30, 2013	13.66	0.14		3.44	3.58	(0.14)	—	—		(0.14)
Year Ended June 30, 2012	14.03	0.07		(0.37)	(0.30)	(0.07)	—	—		(0.07)
Period Ended June 30, 2011(d)	10.13	0.05		3.91	3.96	(0.06)	—	—		(0.06)
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$17.09	$0.03		$3.28	$3.31	$(0.03)	$(3.18)	$—		$(3.21)
Year Ended June 30, 2013	13.52	0.09		3.58	3.67	(0.10)	—	—		(0.10)
Year Ended June 30, 2012	13.90	0.04		(0.38)	(0.34)	(0.04)	—	—		(0.04)
Year Ended June 30, 2011	10.32	0.05		3.59	3.64	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.88	0.05		1.43	1.48	(0.04)	—	—		(0.04)
HC Advisors Shares
Year Ended June 30, 2014	$17.09	$0.03		$3.28	$3.31	$(0.03)	$(3.18)	$—		$(3.21)
Year Ended June 30, 2013	13.52	0.09		3.58	3.67	(0.10)	—	—		(0.10)
Year Ended June 30, 2012	13.90	0.04		(0.38)	(0.34)	(0.04)	—	—		(0.04)
Period Ended June 30, 2011(d)	10.05	0.05		3.86	3.91	(0.06)	—	—		(0.06)
The Real Estate Securities Portfolio HC Strategic Shares
Period Ended June 30, 2014(e)	$2.76	$0.05		$0.41	$0.46	$(0.02)	$— (j)	$—		$(0.02)
Year Ended June 30, 2013(f)	11.16	0.09		0.94	1.03	(0.11)	(6.65)	—	(j)	(6.76)
Year Ended June 30, 2012	17.60	0.13		0.63	0.76	(0.20)	(7.00)	—		(7.20)
Year Ended June 30, 2011	13.53	0.20		4.71	4.91	(0.33)	(0.51)	—		(0.84)
Year Ended June 30, 2010	10.08	0.21		3.53	3.74	(0.27)	(0.02)	—		(0.29)
Period Ended June 30, 2009(g)	10.00	0.02		0.07	0.09	(0.01)	—	—		(0.01)
The Commodity Returns Strategy Portfolio HC Strategic Shares
Year Ended June 30, 2014(h)	$9.82	$0.09		$1.83	$1.92	$(0.10)	$—	$—		$(0.10)
Year Ended June 30, 2013(h)	10.01	0.12		(0.20)	(0.08)	(0.11)	—	—		(0.11)
Year Ended June 30, 2012(h)	12.62	0.07		(2.46)	(2.39)	(0.06)	(0.16)	—		(0.22)
Year Ended June 30, 2011(h)	9.57	0.04		3.19	3.23	(0.04)	(0.14)	—		(0.18)
Period Ended June 30, 2010(h)(i)	10.00	—	(j)	(0.43)	(0.43)	—	—	—		—
HC Advisors Shares
Year Ended June 30, 2014(h)	$9.81	$0.08		$1.84	$1.92	$(0.10)	$—	$—		$(0.10)
Year Ended June 30, 2013(h)	10.01	0.12		(0.21)	(0.09)	(0.11)	—	—		(0.11)
Year Ended June 30, 2012(h)	12.62	0.08		(2.47)	(2.39)	(0.06)	(0.16)	—		(0.22)
Period Ended June 30, 2011(d)(h)	9.71	0.05		3.04	3.09	(0.04)	(0.14)	—		(0.18)
The International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$11.35	$0.43		$2.25	$2.68	$(0.43)	$(0.04)	$—		$(0.47)
Year Ended June 30, 2013	9.74	0.32		1.61	1.93	(0.32)	—	—		(0.32)
Year Ended June 30, 2012	10.98	0.24		(1.25)	(1.01)	(0.23)	—	—		(0.23)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.27)	—	—		(0.27)
Year Ended June 30, 2010	7.92	0.17		0.58	0.75	(0.16)	—	—		(0.16)
HC Advisors Shares
Year Ended June 30, 2014	$11.36	$0.43		$2.24	$2.67	$(0.43)	$(0.04)	$—		$(0.47)
Year Ended June 30, 2013	9.75	0.31		1.62	1.93	(0.32)	—	—		(0.32)
Year Ended June 30, 2012	10.99	0.24		(1.25)	(1.01)	(0.23)	—	—		(0.23)
Period Ended June 30, 2011(d)	8.74	0.23		2.29	2.52	(0.27)	—	—		(0.27)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period September 12, 2013 (recommencement of operations) through June 30, 2014.
(f)	Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no net assets and no shareholders and was closed to new investors.
(g)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(h)	Statement has been consolidated. Please see Note 2N in the Notes to Financial Statements for basis of consolidation.
(i)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.
(j)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period		Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Small Capitalization–Mid Capitalization Equity HC Strategic Shares
Year Ended June 30, 2014	$21.22		24.38%	$113,698	0.61%	0.60%	0.60%	0.32%	41.18%
Year Ended June 30, 2013	17.12		26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%
Year Ended June 30, 2012	13.68		(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%
Year Ended June 30, 2011	14.04		35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%
Year Ended June 30, 2010	10.41		16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
HC Advisors Shares
Year Ended June 30, 2014	$21.20		24.41%	$207	0.86%	0.60%	0.60%	0.32%	41.18%
Year Ended June 30, 2013	17.10		26.38%	191	0.75%	0.56%	0.56%	1.02%	34.45%
Year Ended June 30, 2012	13.66		(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%
Period Ended June 30, 2011 (d)	14.03		39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$17.19		20.85%	$182,460	0.70%	0.70%	0.70%	0.21%	67.75%
Year Ended June 30, 2013	17.09		27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%
Year Ended June 30, 2012	13.52		(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%
Year Ended June 30, 2011	13.90		35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%
Year Ended June 30, 2010	10.32		16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
HC Advisors Shares
Year Ended June 30, 2014	$17.19		20.85%	$239	0.95%	0.70%	0.70%	0.22%	67.75%
Year Ended June 30, 2013	17.09		27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%
Year Ended June 30, 2012	13.52		(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%
Period Ended June 30, 2011(d)	13.90		38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%
The Real Estate Securities Portfolio HC Strategic Shares
Period Ended June 30, 2014(e)	$3.20		17.00%	$171,583	0.79%	0.78%	0.78%	1.94%	52.49%
Year Ended June 30, 2013(f)	5.43	(f)	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%
Year Ended June 30, 2012	11.16		12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%
Year Ended June 30, 2011	17.60		37.15%	147,326	0.80%	0.80%	0.80%	2.15%	79.82%
Year Ended June 30, 2010	13.53		37.08%	207,039	0.82%	0.82%	0.82%	1.91%	45.39%
Period Ended June 30, 2009(e)	10.08		0.91%	37,123	1.05%	1.05%	1.05%	1.57%	4.41%
The Commodity Returns Strategy Portfolio HC Strategic Shares
Year Ended June 30, 2014(f)	$11.64		19.64%	$1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
Year Ended June 30, 2013(f)	9.82		(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%
Year Ended June 30, 2012(f)	10.01		(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
Year Ended June 30, 2011(f)	12.62		33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010 (f)(g)	9.57		(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%
HC Advisors Shares
Year Ended June 30, 2014(f)	$11.63		19.66%	$1,621	0.91%	0.66%	0.66%	0.81%	61.70%
Year Ended June 30, 2013(f)	9.81		(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%
Year Ended June 30, 2012(f)	10.01		(18.95)%	902	0.73%	0.73%	0.73%	0.84%	83.66%
Period Ended June 30, 2011(d)(f)	12.62		31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%
The International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$13.56		23.72%	$1,613,553	0.42%	0.42%	0.42%	3.26%	55.23%
Year Ended June 30, 2013	11.35		19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%
Year Ended June 30, 2012	9.74		(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%
Year Ended June 30, 2011	10.98		32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%
Year Ended June 30, 2010	8.51		9.39%	926,187	0.60%	0.60%	0.60%	1.51%	74.59%
HC Advisors Shares
Year Ended June 30, 2014	$13.56		23.61%	$3,136	0.67%	0.42%	0.42%	3.24%	55.23%
Year Ended June 30, 2013	11.36		19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%
Year Ended June 30, 2012	9.75		(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%
Period Ended June 30, 2011 (d)	10.99		28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/ Unrealized Gains/(Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Institutional International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$10.87	$0.40	$2.17	$2.57	$(0.40)	$(0.46)	$(0.86)
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	(0.37)
Year Ended June 30, 2012	10.97	0.22	(1.29)	(1.07)	(0.21)	(0.31)	(0.52)
Year Ended June 30, 2011	8.51	0.25	2.49	2.74	(0.28)	—	(0.28)
Period Ended June 30, 2010(d)	9.64	0.14	(1.14)	(1.00)	(0.13)	—	(0.13)
HC Advisors Shares
Year Ended June 30, 2014	$10.87	$0.41	$2.15	$2.56	$(0.40)	$(0.46)	$(0.86)
Year Ended June 30, 2013	9.37	0.31	1.56	1.87	(0.30)	(0.07)	(0.37)
Year Ended June 30, 2012	10.96	0.23	(1.30)	(1.07)	(0.21)	(0.31)	(0.52)
Period Ended June 30, 2011(e)	8.73	0.24	2.27	2.51	(0.28)	—	(0.28)
The Emerging Markets Portfolio HC Strategic Shares
Year Ended June 30, 2014	$17.51	$0.35	$2.51	$2.86	$(0.36)	$—	$(0.36)
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	(0.26)
Year Ended June 30, 2012	22.42	0.18	(4.20)	(4.02)	(0.17)	(0.44)	(0.61)
Year Ended June 30, 2011	17.81	0.25	4.72	4.97	(0.15)	(0.21)	(0.36)
Period Ended June 30, 2010(f)	18.84	0.12	(1.15)	(1.03)	—	—	—
HC Advisors Shares
Year Ended June 30, 2014	$17.51	$0.35	$2.50	$2.85	$(0.36)	$—	$(0.36)
Year Ended June 30, 2013	17.79	0.36	(0.38)	(0.02)	(0.26)	—	(0.26)
Year Ended June 30, 2012	22.42	0.19	(4.21)	(4.02)	(0.17)	(0.44)	(0.61)
Period Ended June 30, 2011(e)	18.17	0.25	4.36	4.61	(0.15)	(0.21)	(0.36)
The Core Fixed Income Portfolio HC Strategic Shares
Year Ended June 30, 2014	$9.73	$0.22	$0.24	$0.46	$(0.25)	$(0.05)	$(0.30)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	(0.45)
Year Ended June 30, 2012	10.14	0.24	0.53	0.77	(0.25)	(0.39)	(0.64)
Year Ended June 30, 2011	10.25	0.19	0.15	0.34	(0.25)	(0.20)	(0.45)
Year Ended June 30, 2010	9.57	0.32	0.70	1.02	(0.34)	—	(0.34)
HC Advisors Shares
Year Ended June 30, 2014	$9.73	$0.21	$0.24	$0.45	$(0.25)	$(0.05)	$(0.30)
Year Ended June 30, 2013	10.26	0.21	(0.29)	(0.08)	(0.26)	(0.19)	(0.45)
Year Ended June 30, 2012	10.13	0.24	0.53	0.77	(0.25)	(0.39)	(0.64)
Period Ended June 30, 2011(e)	10.27	0.24	0.07	0.31	(0.25)	(0.20)	(0.45)
The Fixed Income Opportunity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$7.41	$0.43	$0.37	$0.80	$(0.43)	$(0.13)	$(0.56)
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	(0.47)
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	(0.53)
Year Ended June 30, 2011	6.73	0.57	0.66	1.23	(0.57)	—	(0.57)
Year Ended June 30, 2010	6.19	0.58	0.52	1.10	(0.56)	—	(0.56)
HC Advisors Shares
Year Ended June 30, 2014	$7.40	$0.41	$0.40	$0.81	$(0.43)	$(0.13)	$(0.56)
Year Ended June 30, 2013	7.22	0.47	0.18	0.65	(0.47)	—	(0.47)
Year Ended June 30, 2012	7.39	0.53	(0.17)	0.36	(0.53)	—	(0.53)
Period Ended June 30, 2011(e)	6.74	0.53	0.69	1.22	(0.57)	—	(0.57)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional International Equity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$12.58	24.16%	$3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
Year Ended June 30, 2013	10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%
Year Ended June 30, 2012	9.38	(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
Year Ended June 30, 2011	10.97	32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%
Period Ended June 30, 2010(d)	8.51	(10.46)%	1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%
HC Advisors Shares
Year Ended June 30, 2014	$12.57	24.07%	$3,598	0.65%	0.40%	0.40%	3.27%	64.38%
Year Ended June 30, 2013	10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.98%
Year Ended June 30, 2012	9.37	(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%
Period Ended June 30, 2011(e)	10.96	28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%
The Emerging Markets Portfolio HC Strategic Shares
Year Ended June 30, 2014	$20.01	16.48%	$1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
Year Ended June 30, 2013	17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
Year Ended June 30, 2012	17.79	(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
Year Ended June 30, 2011	22.42	28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010(f)	17.81	(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%
HC Advisors Shares
Year Ended June 30, 2014	$20.00	16.42%	$2,861	0.98%	0.73%	0.73%	2.25%	75.84%
Year Ended June 30, 2013	17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%
Year Ended June 30, 2012	17.79	(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%
Period Ended June 30, 2011(e)	22.42	25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%
The Core Fixed Income Portfolio HC Strategic Shares
Year Ended June 30, 2014	$9.89	4.78%	$99,718	0.25%	0.25%	0.25%	2.22%	75.17%
Year Ended June 30, 2013	9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26%
Year Ended June 30, 2012	10.27	7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20%
Year Ended June 30, 2011	10.14	3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04%
Year Ended June 30, 2010	10.25	10.78%	356,056	0.34%	0.34%	0.34%	3.23%	511.41%
HC Advisors Shares
Year Ended June 30, 2014	$9.88	4.68%	$2,730	0.50%	0.25%	0.25%	2.22%	75.17%
Year Ended June 30, 2013	9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26%
Year Ended June 30, 2012	10.26	7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20%
Period Ended June 30, 2011(e)	10.13	3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04%
The Fixed Income Opportunity Portfolio HC Strategic Shares
Year Ended June 30, 2014	$7.65	11.23%	$804,070	0.30%	0.30%	0.30%	5.52%	82.94%
Year Ended June 30, 2013	7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
Year Ended June 30, 2011	7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%
Year Ended June 30, 2010	6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
HC Advisors Shares
Year Ended June 30, 2014	$7.65	11.39%	$1,050	0.55%	0.30%	0.30%	5.52%	82.94%
Year Ended June 30, 2013	7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%
Period Ended June 30, 2011	7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized/Unrealized Gains/(Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2014	$9.91	$0.12	$0.07	$0.19	$(0.13)	$(0.03)	$(0.16)
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	(0.39)
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	(0.34)
Period Ended June 30, 2011(d)	10.00	0.07	0.01	0.08	(0.07)	—	(0.07)
The Inflation Protected Securities Portfolio HC Strategic Shares
Period Ended June 30, 2014(h)	$10.00	$0.11	$0.24	$0.35	$(0.10)	$—	$(0.10)
HC Advisors Shares
Period Ended June 30, 2014(h)	$10.00	$0.12	$0.24	$0.36	$(0.10)	$—	$(0.10)
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2014	$9.97	$0.31	$0.44	$0.75	$(0.32)	$(0.16)	$(0.48)
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (i)	(0.34)	(0.28)	(0.62)
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	(0.44)
Period Ended June 30, 2011(d)	10.00	0.18	(0.04)	0.14	(0.18)	—	(0.18)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2014	$9.78	$0.21	$0.18	$0.39	$(0.30)	$—	$(0.30)
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	(0.34)
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	(0.40)
Period Ended June 30, 2011(d)	10.00	0.10	0.13	0.23	(0.10)	—	(0.10)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Year Ended June 30, 2014	$10.05	$0.12	$0.01	$0.13	$(0.12)	$(0.02)	$(0.14)
Year Ended June 30, 2013	10.26	0.13	(0.11)	0.02	(0.13)	(0.10)	(0.23)
Year Ended June 30, 2012	10.24	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
Year Ended June 30, 2011	10.28	0.22	(0.03)	0.19	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2010	10.23	0.27	0.07	0.34	(0.26)	(0.03)	(0.29)
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Year Ended June 30, 2014	$9.96	$0.25	$0.15	$0.40	$(0.25)	$—	$(0.25)
Year Ended June 30, 2013	10.10	0.28	(0.14)	0.14	(0.28)	—	(0.28)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
Year Ended June 30, 2011	9.59	0.34	0.05	0.39	(0.34)	—	(0.34)
Year Ended June 30, 2010	9.17	0.36	0.42	0.78	(0.36)	—	(0.36)
HC Advisors Shares
Year Ended June 30, 2014	$9.96	$0.25	$0.15	$0.40	$(0.25)	$—	$(0.25)
Year Ended June 30, 2013	10.10	0.26	(0.12)	0.14	(0.28)	—	(0.28)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
Period Ended June 30, 2011(f)	9.61	0.32	0.05	0.37	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Year Ended June 30, 2014	$10.28	$0.22	$0.16	$0.38	$(0.22)	$(0.03)	$(0.25)
Year Ended June 30, 2013	10.56	0.22	(0.25)	(0.03)	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011(g)	10.00	0.17	0.10	0.27	(0.17)	—	(0.17)
HC Advisors Shares
Year Ended June 30, 2014	$10.29	$0.22	$0.15	$0.37	$(0.22)	$(0.03)	$(0.25)
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011(g)	10.11	0.14	(0.01)	0.13	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Portfolio Turnover does not include TBA security transactions.
(f)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(g)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
(h)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(i)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2014	$9.94	1.91%	$246,914	0.18%	0.18%	0.18%	1.29%	62.52%
Year Ended June 30, 2013	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%
Year Ended June 30, 2012	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
Period Ended June 30, 2011(d)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%
The Inflation Protected Securities Portfolio HC Strategic Shares
Period Ended June 30, 2014(x)	$10.25	3.50%	$526,458	0.15%	0.15%	0.15%	4.55%	18.56%
HC Advisor Shares
Period Ended June 30, 2014(x)	$10.26	3.60%	$1	0.40%	0.15%	0.15%	4.58%	18.56%
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2014	$10.24	7.76%	$257,604	0.33%	0.33%	0.33%	3.16%	130.81%
Year Ended June 30, 2013	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%
Year Ended June 30, 2012	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
Period Ended June 30, 2011(d)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Year Ended June 30, 2014	$9.87	4.04%	$250,632	0.17%	0.17%	0.17%	2.12%	26.46	%(e)
Year Ended June 30, 2013	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20	%(e)
Year Ended June 30, 2012	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67	%(e)
Period Ended June 30, 2011(d)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64	%(e)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Year Ended June 30, 2014	$10.04	1.26%	$21,703	0.29%	0.29%	0.29%	1.16%	25.15%
Year Ended June 30, 2013	10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%
Year Ended June 30, 2012	10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%
Year Ended June 30, 2011	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%
Year Ended June 30, 2010	10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Year Ended June 30, 2014	$10.11	4.10%	$423,257	0.29%	0.29%	0.29%	2.49%	34.05%
Year Ended June 30, 2013	9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%
Year Ended June 30, 2012	10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%
Year Ended June 30, 2011	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%
Year Ended June 30, 2010	9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
HC Advisors Shares
Year Ended June 30, 2014	$10.11	4.10%	$2,490	0.54%	0.29%	0.29%	2.48%	34.05%
Year Ended June 30, 2013	9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%
Year Ended June 30, 2012	10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%
Period Ended June 30, 2011(f)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Year Ended June 30, 2014	$10.41	3.76%	$77,702	0.25%	0.25%	0.25%	2.12%	17.84%
Year Ended June 30, 2013	10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%
Period Ended June 30, 2011(g)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%
HC Advisors Shares
Year Ended June 30, 2014	$10.41	3.66%	$724	0.50%	0.25%	0.25%	2.11%	17.84%
Year Ended June 30, 2013	10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%
Period Ended June 30, 2011(g)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Notes to Financial Statements — June 30, 2014

1.  DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2014, the Trust offered twenty separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization–Mid Capitalization Equity Portfolio (“Small Cap–Mid Cap Portfolio”), The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (“Institutional Small Cap–Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of June 30, 2014, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

The Inflation Protected Portfolio commenced operations on April 3, 2014. The Real Estate Portfolio recommenced operations on September 12, 2013 after having temporarily ceased operations on June 30, 2013.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Portfolio Valuation.  The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds):  Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Asset Backed and Mortgage Backed Securities:  In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:  Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):  Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of June 30, 2014 (amounts in thousands):

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$573,454	$—	$—	$573,454
Time Deposit	—	5,500	—	5,500
Mutual Funds	47,313	—	—	47,313
Total Investments	$620,767	$5,500	$—	$626,267
Institutional Value Portfolio
Common Stocks[1]	$936,870	$—	$—	$936,870
Time Deposit	—	18,332	—	18,332
Mutual Funds	77,958	—	—	77,958
Total Investments	$1,014,828	$18,332	$—	$1,033,160
Growth Portfolio
Common Stocks[1]	$772,036	$—	$—	$772,036
Time Deposit	—	6,971	—	6,971
Mutual Funds	62,507	—	—	62,507
Total Investments	$834,543	$6,971	$—	$841,514
Institutional Growth Portfolio
Common Stocks[1]	$1,166,849	$—	$—	$1,166,849
Corporate Bonds[1]	—	8,840	—	8,840
Asset Backed Securities	—	1,105	—	1,105
Collateralized Mortgage Obligations	—	19,617	—	19,617
Global Bonds[2]	—	13,513	—	13,513
Municipal Bond[3]	—	227	—	227
U.S. Government Agency Securities	—	62,228	—	62,228
U.S. Government Agency Mortgages	—	350	—	350
U.S. Treasury Obligations	—	41,574	—	41,574
Yankee Dollars[1]	—	3,712	—	3,712
Time Deposit	—	26,091	—	26,091
Mutual Funds	105,509	—	—	105,509
Call Option Purchased	1	—	—	1

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Portfolio	LEVEL 1 – Quoted Prices		LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Significant Unobservable Inputs	Total
Institutional Growth Portfolio (continued)
Repurchase Agreements	$—		$17,100		$—	$17,100
Total Investments	$1,272,359		$194,357		$—	$1,466,716
Other Financial Instruments[4]
Futures	$2,024		$—		$—	$2,024
Currency Contracts	—		(162)		—	(162)
Written Options	—	[5]	—		—	—	[5]
Interest Rate Swaps	—		698		—	698
Small Cap–Mid Cap Portfolio
Common Stocks[1,6]	$99,091		$—		$—	$99,091
Contingent Rights[1,6]	—		—	[5]	—	—	[5]
Warrant[1]	—	[5]	—		—	—	[5]
Time Deposit	—		3,035		—	3,035
Mutual Funds	12,511		—		—	12,511
Total Investments	$111,602		$3,035		$—	$114,637
Institutional Small Cap–Mid Cap Portfolio
Common Stocks[1]	$160,889		$—		$—	$160,889
Contingent Rights[1,6]	—		—	[5]	—	—	[5]
Time Deposit	—		4,172		—	4,172
Mutual Funds	17,481		—		—	17,481
Total Investments	$178,370		$4,172		$—	$182,542
Real Estate Portfolio
Common Stocks[1]	$170,240		$—		$—	$170,240
Mutual Fund	953		—		—	953
Total Investments	$171,193		$—		$—	$171,193
Commodity Portfolio
Common Stocks[1,2,6]	$572,640		$168		$—	$572,808
Preferred Stocks[1,2]	7,451		—		—	7,451
Rights[1,2]	—		35		—	35
Corporate Bonds[1]	—		12,017		—	12,017
Asset Backed Securities	—		8,950		—	8,950
Collateralized Mortgage Obligations	—		11,101		—	11,101
Certificates of Deposit	—		12,427		—	12,427
Global Bonds[2]	—		26,942		—	26,942
U.S. Government Agency Securities	—		89,394		—	89,394
U.S. Treasury Obligations	—		48,464		—	48,464
Yankee Dollars[1,2]	—		20,340		—	20,340
Time Deposit	—		12,784		—	12,784
Mutual Fund	10,167		—		—	10,167
Call Options Purchased	71		—		—	71
Put Options Purchased	—	[5]	—		—	—	[5]
Repurchase Agreements	—		309,500		—	309,500
Total Investments	$590,328		$552,122		$—	$1,142,451

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
Other Financial Instruments[4]
Futures	$6,930	$—	$—	$6,930
Currency Contracts	—	(57)	—	(57)
Written Options	(21)	(8)	—	(29)
Variance Swaps	—	38	—	38
Commodity Swaps	—	1,141	—	1,141
Commodity Forward Swaps	—	155	—	155
Total Returns Swaps	—	(219)	—	(219)
Interest Rate Swaps	—	(659)	—	(659)
International Portfolio
Common Stocks[1,2,6]	$1,493,603	$87	$—	$1,493,690
Preferred Stocks[1,2]	8,280	—	—	8,280
Rights[1,2]	—	328	—	328
U.S. Treasury Obligation	—	41	—	41
Time Deposit	—	9,294	—	9,294
Mutual Funds	91,163	—	—	91,163
Total Investments	$1,593,046	$9,750	$—	$1,602,796
Other Financial Instruments[4]
Futures	$— [5]	$—	$—	$— [5]
Currency Contracts	—	(19)	—	(19)
Institutional International Portfolio
Common Stocks[1,2,6]	$2,791,830	$154	$—	$2,791,984
Preferred Stocks[1,2]	13,998	—	—	13,998
Warrant[1,2]	—	50	—	50
Rights[1,2]	—	576	—	576
U.S. Treasury Obligation	—	65	—	65
Time Deposit	—	6,636	—	6,636
Mutual Funds	167,516	—	—	167,516
Total Investments	$2,973,344	$7,481	$—	$2,980,825
Other Financial Instruments[4]
Futures	$(2)	$—	$—	$(2)
Currency Contracts	—	(22)	—	(22)
Emerging Markets Portfolio
Common Stocks[1,2]	$1,616,723	$—	$—	$1,616,723
Preferred Stocks[1,2]	89,291	—	—	89,291
Time Deposit	—	25,494	—	25,494
Mutual Funds	57,058	—	—	57,058
Total Investments	$1,763,072	$25,494	$—	$1,788,566
Core Fixed Income Portfolio
Asset Backed Securities	$—	$493	$—	$493
Collateralized Mortgage Obligations	—	2,468	—	2,468
U.S. Government Agency Mortgages	—	33,414	—	33,414
U.S. Government Agency Securities	—	2,259	—	2,259
Corporate Bonds[1]	—	25,519	—	25,519
U.S. Treasury Obligations	—	21,776	—	21,776
Yankee Dollars[1]	—	5,365	—	5,365

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Core Fixed Income Portfolio (continued)
Time Deposit	$—	$281	$—	$281
Mutual Funds	14,811	—	—	14,811
Total Investments	$14,811	$91,575	$—	$106,386
TBA Sale Commitments	$—	$(1,077)	$—	$(1,077)
Fixed Opportunity Portfolio
Corporate Bonds[1]	$—	$577,421	$—	$577,421
Yankee Dollars[1]	—	131,396	—	131,396
Preferred Stock	1,516	—	—	1,516
Time Deposit	—	8,479	—	8,479
Mutual Fund	79,359	—	—	79,359
Total Investments	$80,875	$717,296	$—	$798,171
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$20,756	$—	$20,756
Corporate Bond[1]	—	280	—	280
U.S. Treasury Obligations	—	200,246	—	200,246
Time Deposit	—	493	—	493
Mutual Fund	24,498	—	—	24,498
Total Investments	$24,498	$221,775	$—	$246,273
Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$471,574	$—	$471,574
Mutual Funds	53,193	—	—	53,193
Total Investments	$53,193	$471,574	$—	$524,767
U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$185,625	$—	$185,625
Yankee Dollars[1]	—	37,404	—	37,404
Mutual Funds	32,601	—	—	32,601
Total Investments	$32,601	$223,029	$—	$255,630
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$3,253	$—	$3,253
Collateralized Mortgage Obligations	—	15,144	—	15,144
U.S. Government Agency Mortgages	—	212,527	—	212,527
Mutual Funds	45,825	—	—	45,825
Total Investments	$45,825	$230,924	$—	$276,749
TBA Sale Commitments	$—	$(10,799)	$—	$(10,799)
Short-Term Municipal Portfolio
Municipal Bonds[3]	$—	$21,282	$—	$21,282
Mutual Fund	201	—	—	201
Total Investments	$201	$21,282	$—	$21,483

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Significant Unobservable Inputs	Total
Intermediate Municipal Portfolio
Municipal Bonds[3]	$—	$377,249		$—	$377,249
Corporate Bond[1]	—	—	[5]	—	—	[5]
Time Deposit	—	7,076		—	7,076
Mutual Fund	42,999	—		—	42,999
Total Investments	$42,999	$384,325		$—	$427,324
Intermediate Municipal II Portfolio
Municipal Bonds[3]	$—	$68,773		$—	$68,773
Mutual Funds	8,709	—		—	8,709
Total Investments	$8,709	$68,773		$—	$77,482

[1]	Please see the Portfolio of Investments for industry classification.
[2]	Please see the Portfolio of Investments for country classification.
[3]	Please see the Portfolio of Investments for state classification.
[4]	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the insturment and written options and swap agreements, which are valued at fair value.
[5]	Amounts are $0 or have been rounded to $0.
[6]	Please see the Portfolio of Investments for securities noted as Level 2.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were transfers from Level 1 to Level 2 as of June 30, 2014. On June 30, 2014, the Portfolio shown below had securities that were fair valued at the recommendation of the Specialist Manager with approval from the fair value committee established by the Board.

Transfers from Level 1 to Level 2
Commodity Portfolio
Common Stocks	$168

There were transfers from Level 2 to Level 1 as of June 30, 2014. On June 30, 2013, the Portfolios shown below had securities that were fair valued on foreign stock exchanges. On June 30, 2014, the securities were valued at the closing bid price.

Transfers from Level 2 to Level 1
Commodity Portfolio
Common Stocks	$1,169
Emerging Markets Portfolio
Common Stocks	390

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Restricted Securities.  A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2014, the Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Commodity Portfolio, Emerging Markets Portfolio and Intermediate Municipal Portfolio held illiquid restricted securities representing 0.00%, 0.00%, 0.00%, 0.27%, 5.61% and 0.46% of net assets, respectively. The illiquid restricted securities held as of June 30, 2014 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Institutional Growth Portfolio
Banc of America Mortgage Securities, Inc. Series 2006-A, Class 2A1, 2.69%, 2/25/36	5/12/09	$9	14	$12
Countrywide Alertnative Loan Trust, Series 2006-A9, Class 2A1A, 0.36%, 7/20/46	5/12/09	7	20	14
Countrywide Alertnative Loan Trust, Series 2006-HY13, Class 4A1, 2.66%, 2/25/37	5/12/09	12	23	20
Countrywide Alertnative Loan Trust, Series 2006-OA11B, Class A1B, 0.34%, 9/25/46	5/12/09	10	28	23
		$38		$69
Small Cap–Mid Cap Portfolio
Clinical Data, Inc	4/14/11	$—	500	$—
Enbridge Energy Management LLC	2/3/04	—	136,440	—
Gerber Scientific, Inc.	8/23/11	—	1,000	—
Leap Wireless International, Inc.	3/17/14	—	260	—
		$—		$—
Institutional Small Cap–Mid Cap Portfolio
Clinical Data, Inc	4/4/11	$—	700	$—
Gerber Scientific, Inc.	8/23/11	—	1,400	—
		$—		$—
Commodity Portfolio
AK Transneft OAO – Preferred	9/29/11	$122	98	$215
Banc of America Funding Corp., Series 2012-R5, Class A, 0.41%, 10/3/39	5/8/14	2,019	2,040	2,019
New York Life Global Funding, 2.10%, 1/2/19	12/5/13	899	900	897
		$3,040		$3,131
Emerging Markets Portfolio
Beijing Capital International Airport Co. Ltd., H Shares	6/15/11	$8,560	13,076,000	$8,993
Global Bio-Chem Technology Group Co. Ltd.	7/13/10	2,596	24,281,200	1,050
India Cements Ltd.	7/18/13	6,680	7,514,644	14,913
Korea Electric Power Corp. – Sponsored ADR	7/7/10	10,436	841,360	15,481
Lianhua Supermarket Holdings Ltd., H Shares	1/4/12	6,628	9,169,000	5,028

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Emerging Markets Portfolio
Magnesita Refratarios SA	7/18/11	$5,865	2,318,826	$4,640
NWS Holdings Ltd.	3/18/10	6,174	4,099,374	7,606
Parkson Retail Group Ltd.	3/18/13	13,278	38,115,000	10,918
Shanghai Industrial Holdings Ltd.	3/3/11	16,288	5,090,000	15,499
Tong Yang Life Insurance Co. Ltd.	6/12/12	4,413	469,010	4,511
United Microelectronics Corp. – Sponsored ADR	3/18/10	7,033	3,190,591	7,689
Wumart Stores, Inc., H Shares	4/1/14	5,948	7,194,000	5,597
		$93,899		$101,925
Intermediate Municipal Portfolio
ASC Equipment	3/1/05	$3,939	3,939	$—
Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 8/11/14 @100	8/1/06	2,839	2,660	1,954
		$6,778		$1,954

E.  Allocations.  Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.  Dividends and Capital Gain Distributions to Shareholders.  The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.  Repurchase Agreements.  Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act.) If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven (7) calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as

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Notes to Financial Statements (continued) — June 30, 2014

bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

H.  TBA Purchase and Sale Commitments.  Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.  Commission Recapture.  Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the year ending June 30, 2014, the following commissions were recaptured (amounts in thousands):

Portfolio	Commissions Recaptured
Value Portfolio	$24
Institutional Value Portfolio	46
Growth Portfolio	10
Institutional Growth Portfolio	15
Small Cap–Mid Cap Portfolio	15
Institutional Small Cap–Mid Cap Portfolio	11
Real Estate Portfolio	2
Commodity Portfolio	11
International Portfolio	14
Institutional International Portfolio	29
Emerging Markets Portfolio	30

J.  Foreign Exchange Transactions.  The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)  value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)  purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such

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Notes to Financial Statements (continued) — June 30, 2014

treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.  Derivative Instruments.  Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2014 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Investments, at value for written options	Unrealized appreciation on forward currency contracts	Swap agreements, at value
Equity Risk Exposure:
Institutional Growth Portfolio	$2,105	$—	$—	$—	$—
Commodity Portfolio	6	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	1	—	260	—
Commodity Portfolio	—	—	—	347	—
International Portfolio	—	—	—	1	—
Institutional International Portfolio	—	—	—	1	—
Commodity Risk Exposure:
Commodity Portfolio	9,177	71	—	—	421
Interest Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	—	—
Commodity Portfolio	2	—	—	—	114

	Liabilities
Portfolio	Net unrealized depreciation on futures contracts*	Purchased options, at fair value	Written options, at fair value	Unrealized deprecation on forward currency contracts	Swap agreements, at value
Equity Risk Exposure:
Institutional Growth Portfolio	$—	$—	$—	$—	$—
Institutional International Portfolio	2	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	422	—
Commodity Portfolio	—	—	—	404
International Portfolio	—	—	—	20	—
Institutional International Portfolio	—	—	—	23	—
Commodity Risk Exposure:
Commodity Portfolio	2,252	—	—	—	499
Interest Rate Risk Exposure:
Institutional Growth Portfolio	81	—	—	—	—
Commodity Portfolio	—	—	31	—	337

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Notes to Financial Statements (continued) — June 30, 2014

*	Total fair value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts, the amounts represent their cumulative appreciation/depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the year ending June 30, 2014 (amounts in thousands).

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from foreign currency transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Institutional Growth Portfolio	$29,000	$(19)	$—	$—	$—
Small Cap–Mid Cap Portfolio	35	—	—	—	—
Commodity Portfolio	29	—	—	—	—
International Portfolio	4	—	—	—	—
Institutional International Portfolio	10	—	—	—	—
Emerging Markets Portfolio	627	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Value Portfolio	—	—	—	(2)	—
Institutional Growth Portfolio	(81)	40	—	(68)	—
Real Estate Portfolio	—	—	—	(1)	—
Commodity Portfolio	—	2	—	(462)	—
International Portfolio	48	—	—	(199)	—
Institutional International Portfolio	123	—	—	(814)	—
Emerging Markets Portfolio	—	—	—	(669)	—
Commodity Risk Exposure:
Commodity Portfolio	3,400	353	—	—	6,481
Interest Rate Risk Exposure:
Institutional Growth Portfolio	143	458	—	—	(1,101)
Commodity Portfolio	(139)	126	—	—	(20)

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Notes to Financial Statements (continued) — June 30, 2014

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/(depreciation) on futures	Change in unrealized appreciation/(depreciation) on written options	Change in unrealized appreciation/(depreciation) on purchased options	Change in unrealized appreciation/(depreciation) on foreign currency translations	Change in unrealized appreciation/(depreciation) on swaps
Equity Risk Exposure:
Institutional Growth Portfolio	$4,854	$—	$3	$—	$—
Small Cap–Mid Cap Portfolio	2	—	—	—	—
Commodity Portfolio	6	—	—	—	—
International Portfolio	—	—	—	—	—
Institutional International Portfolio	(2)	—	—	—	—
Emerging Markets Portfolio	(40)	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Value Portfolio	—	—	—	2	—
Institutional Value Portfolio	—	—	—	3	—
Institutional Growth Portfolio	—	—	—	(1,587)	—
Commodity Portfolio	—	—	—	944	—
International Portfolio	(40)	—	—	176	—
Institutional International Portfolio	(75)	—	—	399	—
Emerging Markets Portfolio	—	—	—	(6,350)	—
Commodity Risk Exposure:
Commodity Portfolio	15,592	(76)	(258)	—	9,170
Interest Rate Risk Exposure:
Institutional Growth Portfolio	(332)	47	(1)	—	474
Commodity Portfolio	2	—	—	—	(374)

Amounts designated as “—” are $0 or have been rounded to $0.

Effective January 1, 2013, the Trust adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between the Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties.

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Notes to Financial Statements (continued) — June 30, 2014

The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The tables below present the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to reflect the MNA at June 30, 2014. For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

As of June 30, 2014, each Portfolio's derivative assets and liabilities by type are as follows (amounts in thousands):

	Institutional Growth Portfolio		Commodity Portfolio		International Portfolio		Institutional International Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$85	$5	$6,988	$358	$—	$—	$—	$—
Forward currency contracts	260	422	347	404	1	20	1	23
Option contracts*	1	—	71	29	—	—	—	—
Swap agreements	9	79	536	873	—	—	—	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	355	506	7,942	1,664	1	20	1	23
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(95)	(84)	(7,060)	(418)	—	—	—	—
Total assets and liabilities subject to a MNA	$260	$422	$882	$1,246	$1	$20	$1	$23

*	Includes option contracts purchased at value as reported in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued) — June 30, 2014

The following table represent each Portfolio's derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by each Portfolio as of June 30, 2014 (amounts in thousands):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Institutional Growth Portfolio:
Barclays Bank	$6	$(6)	$—	$—	$—
Bank of America	20	(20)	—	—	—
BNP Paribas	27	—	—	—	27
Citibank	43	(43)	—	—	—
Deutsche Bank	37	(4)	—	—	33
Goldman Sachs	8	(8)	—	—	—
JPMorgan Chase	36	(36)	—	—	—
Royal Bank of Scotland	83	—	—	—	83
Total	$260	$(117)	$—	$—	$143
Commodity Portfolio:
Barclays Bank	$92	$(92)	$—	$—	$—
Credit Suisse	32	—	—	—	32
Deutsche Bank	316	(316)	—	—	—
Goldman Sachs	388	(171)	—	—	217
JPMorgan Chase	54	(54)	—	—	—
Total	$882	$(633)	$—	$—	$249
International Portfolio:
Bank of New York	$1	$(1)	$—	$—	$—
Total	$1	$(1)	$—	$—	$—
Institutional International Portfolio:
Bank of New York	$1	$(1)	$—	$—	$—
Total	$1	$(1)	$—	$—	$—

The following table represents each Portfolio's derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by each Portfolio as of June 30, 2014 (amounts in thousands):

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Institutional Growth Portfolio:
Barclays Bank	$18	$(6)	$—	$—	$12
Bank of America	55	(20)	—	—	35
Citibank	72	(43)	—	—	29
Deutsche Bank	4	(4)	—	—	—
Goldman Sachs	33	(8)	—	—	25
HSBC Bank	8	—	—	—	8

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Notes to Financial Statements (continued) — June 30, 2014

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
JPMorgan Chase	$190	$(36)	$—	$—	$154
Societe General	42	—	—	—	42
Total	$422	$(117)	$—	$—	$305
Commodity Portfolio:
Barclays Bank	$95	$(92)	$—	$—	$3
Canadian Imperial Bank of Commerce	1	—	—	—	1
Deutsche Bank	358	(316)	—	—	42
Goldman Sachs	418	(239)	(51)	—	128
JPMorgan Chase	374	(54)	(107)	—	213
Total	$1,246	$(701)	$(158)	$—	$387
International Portfolio:
Bank of New York	$20	$(1)	$—	$—	$19
Total	$20	$(1)	$—	$—	$19
Institutional International Portfolio:
Bank of New York	$23	$(1)	$—	$—	$22
Total	$23	$(1)	$—	$—	$22

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instruments disclosed on the Statement of Assets and Liabilities.

Forward Currency Contracts:  Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 2014 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at June 30, 2014, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in the Statements of Assets and Liabilities as “Receivable from investments sold” and “Payable from investments purchased.” The amount of the forward contracts

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Notes to Financial Statements (continued) — June 30, 2014

outstanding as of June 30, 2014 and the month-end average contract amount for all forward contracts during the year ending June 30, 2014 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Forwards Amount Outstanding at June 30, 2014 (000)
Institutional Growth Portfolio	$42,333	$47,796
Commodity Portfolio	38,837	115,319
International Portfolio	5,263	3,018
Institutional International Portfolio	7,964	3,473
Emerging Markets Portfolio	77,696	—

Financial Futures Contracts:  Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at June 30, 2014 and the month-end average notional amount for the year ending June 30, 2014 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at June 30, 2014 (000)
Institutional Growth Portfolio	$206,474	$172,617
Small Cap–Mid Cap Portfolio	41	—
Commodity Portfolio	313,369	319,810
International Portfolio	176	625
Institutional International Portfolio	253	938
Emerging Markets Portfolio	6,312	—

Options Contracts — Purchased Options Contracts:  Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at

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Notes to Financial Statements (continued) — June 30, 2014

the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Options Contracts — Written Options Contracts:  Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the year ending June 30, 2014:

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2013	(4,002)	$(314)
Options purchased	(4,572,512)	(193)
Options expired	2,290,172	423
Options closed	2,286,314	81
Options outstanding at June 30, 2014	(28)	$(3)

Commodity Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2013	(1,261)	$(454)
Options purchased	(1,181,551)	(494)
Options expired	1,180,516	479
Options closed	1,650	356
Options outstanding at June 30, 2014	(646)	$(113)

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:  Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional

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Notes to Financial Statements (continued) — June 30, 2014

principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps:  Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. In order to reduce such risks, certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps. Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

June 30, 2014 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at June 30, 2014 and the month-end average notional amount for the year ending June 30, 2014 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Swap Agreements Outstanding at June 30, 2014 (000)
Institutional Growth Portfolio	$52,410	$65,892
Commodity Portfolio	221,572	204,302

L.  Inflation-Indexed Bonds.  Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Interest rates on conventional bonds have two primary components:  a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time — the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses.

M.  Bank Loans.  Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. As of June 30, 2014 none of the Portfolios invested in bank loans.

N.  Basis for Consolidation for the Commodity Portfolio.  The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The following table summarizes the structure, incorporation and relationship information of the Funds, and certain financial information of the Funds recognized in the consolidated financial statements referred to above (amounts in thousands).

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Date of Incorporation	April 27, 2011	June 2, 2011
Fund Net Assets
Commodity Portfolio	$91,823	$80,593
Subsidiary % of Fund net assets	7.81%	6.85%
Consolidated Financial Statement Information
Total assets	$91,872	$84,838
Total liabilities	49	4,245
Net assets	91,823	80,593
Total investment income	20	120
Net investment income (loss)	(1)	99
Net realized gains/(losses) from investment transactions	7	(54)
Net realized gains/(losses) from futures transactions	4,016	(546)
Net realized gains/(losses) from written options transactions	38	273
Net realized gains/(losses) from swap transactions	(713)	7,186
Net realized gains/(losses) from foreign currency transactions	1	70
Change in net unrealized appreciation (depreciation) on investments	(144)	93
Change in net unrealized appreciation (depreciation) on futures	15,421	196
Change in net unrealized appreciation (depreciation) on written options	(155)	83
Change in net unrealized appreciation (depreciation) on swaps	461	9,235
Change in net unrealized appreciation (depreciation) on foreign currency translations	—	27
Change in net unrealized appreciation (depreciation) on investments	15,583	9,634
Change in net assets resulting from operations	18,930	16,662

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

3.  INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of

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Notes to Financial Statements (continued) — June 30, 2014

the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the year ending June 30, 2014, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Institutional Capital, LLC	$371	0.35%
AllianceBernstein, L.P.	688	0.32	%(a)
Cadence Capital Management, LLC	167	0.065	%(b)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
	$1,226	0.21%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Institutional Capital, LLC	$550	0.35%
AllianceBernstein, L.P.	1,098	0.32	%(a)
Cadence Capital Management, LLC	244	0.065	%(b)
Pacific Investment Management Company, LLC	—	0.25	%(c)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
	$1,892	0.21%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$629	0.25	%(e)
Mellon Capital Management Corporation	222	0.065	%(d)
Sustainable Growth Advisers	471	0.35%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
	$1,322	0.19%

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$926	0.25	%(e)
Mellon Capital Management Corporation	369	0.065	%(d)
Sustainable Growth Advisers	277	0.35%
Pacific Investment Management Company, LLC	399	0.25%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
	$1,971	0.18%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$131	0.45%
Mellon Capital Management Corporation	13	0.065	%(d)
IronBridge Capital Management LP	224	0.95%
Pzena Investment Management, LLC	177	1.00%
Cupps Capital Management, LLC	—	0.85	%(c)
Cadence Capital Management, LLC	9	0.065	%(b)
Ariel Investments, LLC	19	0.10	%(f)
	$573	0.62%

Institutional Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$216	0.45%
Mellon Capital Management Corporation	13	0.065	%(d)
IronBridge Capital Management LP	413	0.95%
Pzena Investment Management, LLC	237	1.00%
Cupps Capital Management, LLC	157	0.85%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	—	0.10	%(c)(f)
	$1,036	0.66%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$908	0.71	%(g)
Mellon Capital Management Corporation	—	0.10	%(c)(h)
Cadence Capital Management, LLC	—	0.10	%(c)(i)
	$908	0.66%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$2,808	0.85	%(j)
Wellington Management Company, LLP	1,484	0.75	%(k)
Pacific Investment Management Company LLC	982	0.49%
Mellon Capital Management Corporation	305	0.10	%(h)
Cadence Capital Management, LLC	—	0.10	%(c)(i)
	$5,579	0.55%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$1,249	0.62	%(l)
Capital Guardian Trust Company	1,108	0.39	%(m)
Causeway Capital Management LLC	1,092	0.45%
Mellon Capital Management Corporation	118	0.13	%(n)
Cadence Capital Management, LLC	602	0.13	%(o)
Mellon Capital Management Corporation	14	0.10	%(p)
Cadence Capital Management, LLC	—	0.10	%(c)(q)
	$4,183	0.23%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$1,882	0.62	%(l)
Capital Guardian Trust Company	1,457	0.39	%(m)
Causeway Capital Management LLC	1,600	0.45%
Lazard Asset Management LLC	1,106	0.42	%(r)
Mellon Capital Management Corporation	209	0.13	%(n)
Cadence Capital Management, LLC	1,090	0.13	%(o)
Mellon Capital Management Corporation	24	0.10	%(p)
Cadence Capital Management, LLC	—	0.10	%(c)(q)
	$7,368	0.23%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management, Inc.*	$2,411	0.69	%(s)
Mellon Capital Management Corporation	561	0.13	%(n)
Boston Company Asset Management, LLC	3,913	0.64	%(t)
Cadence Capital Management, LLC	—	0.13	%(c)(o)
	$6,885	0.40%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$75	0.22	%(u)
Mellon Capital Management Corporation	22	0.06	%(v)
Mellon Capital Management Corporation	15	0.15	%(w)
	$112	0.12%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$185	0.25%
Fort Washington Investment Advisors, Inc.	1,470	0.20	%(x)
Pacific Investment Management Company LLC	—	0.45	%(c)
	$1,655	0.20%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$148	0.06%

Inflation Protected Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$44	0.04	%(y)

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$486	0.22	%(u)
Mellon Capital Management Corporation	—	0.15	%(c)
	$486	0.22%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$146	0.06%

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc	$28	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company	$721	0.16	%(z)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc	$94	0.125%

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.
(a)	Effective October 1, 2013, AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears, of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million.

Prior to October 1, 2013, AllianceBernstein received a fee of 0.38% of the average daily net assets of the first $300 million of the Combined Assets and 0.37% of the Combined Assets exceeding $300 million. AllianceBernstein contractually agreed to waive the portion of the fee to which it was entitled that exceeded 0.31% of the average daily net asset value of the Combined Assets. The amounts waived are disclosed on the Statements of Operations. For the year ending June 30, 2014, the Value Portfolio and the Institutional Value Portfolio paid AllianceBernstein $658,479 and $1,057,644, respectively.

“Combined Assets” shall mean the sum of: the average net assets of the portion of the Value Portfolio managed by AllianceBernstein, the average net assets of the portion of the Institutional Value Portfolio managed by AllianceBernstein, and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein for certain other clients of the Trust’s primary adviser.

(b)	Cadence Capital Management LLP (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(c)	Specialist manager approved by the Board but to which no assets were allocated during the year ending June 30, 2014.
(d)	Mellon Capital Management Corporation (“Mellon”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(e)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

—  0.75% on the first $10 million;

—  0.50% on the next $30 million;

—  0.35% on the next $25 million;

—  0.25% on the next $335 million;

—  0.22% on the next $600 million;

—  0.20% on the next $4 billion; and

—  0.25% on the balance

(f)	For its services to the Small Cap–Mid Cap Portfolio and the Institutional Small Cap–Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets and 0.50% of the Combined Assets exceeding $20 million. Ariel did not manage assets for the Institutional Small Cap–Mid Cap Portfolio during the period shown in the table.

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap–Mid Cap Portfolio, the Institutional Small Cap–Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

(g)	Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(h)	Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(i)	Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(j)	With respect to its Global National Resources Strategy (“GNRS”) account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.85%, so long as at least $50 million in assets are present in the GNRS and 1.00% if less than $50 million in assets are present in the GNRS.
(k)	With respect to its Commodity Futures Strategy account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy account.
(l)	Effective March 12, 2014, Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

—  0.80% on assets up to $50 million; and

—  0.60% on assets in excess of $50 million

Prior to March 12, 2014, if the Combined Assets were reduced to $500 million or less, Artisan would receive an annual fee of 0.80% on assets up to $50 million; 0.60% on assets from $50 million to $100 million; and 0.70% on assets in excess of $100 million.

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(m)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) is $312,500.

—  0.70% on the first $25 million;

—  0.55% on the next $25 million;

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

—  0.425% on the next $200 million; and

—  0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

—  5% discount on fees from $1.25 million to $4 million;

—  7.5% discount on fees from $4 million to $8 million;

—  10% discount on fees from $8 million to $12 million; and

—  12.5% discount on fees over $12 million

(n)	With respect to the emerging markets portion of the portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(o)	With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(p)	With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(q)	With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(r)	Effective October 1, 2013, Lazard Asset Management LLC (“Lazard”) receives a fee which shall be payable monthly in arrears of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the Portfolio managed by Lazard. Prior to October 1, 2013, Lazard received a fee of 0.45% of the average daily net assets of the first $100 million, 0.40% of the next $150 million and 0.375% on the excess over $250 million.
(s)	SSgA FM’s Portfolio Management Agreement was terminated as of June 5, 2014. Prior to June 5, 2014, SSgA FM received a fee based on the average daily net assets of that portion of the Portfolio managed by SSgA FM, which was payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million.
(t)	Effective June 5, 2014, Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; 0.55% of the average daily net assets on the next $200 million; and 0.50% of the average daily net assets over $400 million of that portion of the Portfolio managed by Boston Company. Prior to June 5, 2014, Boston Company received an annual fee of 0.90% of the average daily net assets on the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; and 0.60% of the average daily net assets over $200 million of that portion of the Portfolio managed by Boston Company.
(u)	Seix Investment Advisors LLC (“Seix”), receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets managed by Seix in the Core Fixed Income Portfolio and the net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.

(v)	Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage- and asset-backed and U.S. Government securities portions of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.
(w)	Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.15% of the average daily net assets of the U.S. corporate fixed-income securities portion of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.15% of the average daily net assets of the portion of the U.S. Corporate Fixed Income Portfolio managed by Mellon.
(x)	Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, and 0.25% of the Combined Assets of the next $100 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(y)	Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of: 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

(z)	Standish Mellon Asset Management Company (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Trust’s Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of 0.054% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.005% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0295% in excess of $12 billion. As such, the Trust paid an aggregate amount of $4,183,885 to Citi for the year ending June 30, 2014.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, Inc. (“Unified”), a wholly-owned subsidiary of Huntington Bancshares, Inc., provides certain distribution services to the Trust. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $110,000 per year.

4.  PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities, TBA securities and short-term securities, for the year ending June 30, 2014 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$316,060	$513,786
Institutional Value Portfolio	565,267	711,867
Growth Portfolio	225,648	326,403
Institutional Growth Portfolio	431,651	452,698

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Portfolio	Purchases	Sales
Small Cap–Mid Cap Portfolio	$43,133	$87,126
Institutional Small Cap–Mid Cap Portfolio	103,943	152,912
Real Estate Portfolio	234,228	89,026
Commodity Portfolio	415,724	460,922
International Portfolio	829,273	956,697
Institutional International Portfolio	1,746,623	1,812,169
Emerging Markets Portfolio	1,514,335	1,020,812
Core Fixed Income Portfolio	37,084	39,744
Fixed Opportunity Portfolio	705,792	809,218
U.S. Government Fixed Income Portfolio	—	—
Inflation Protected Portfolio	—	90,660
U.S. Corporate Fixed Income Portfolio	262,945	268,124
U.S. Mortgage/Asset Backed Fixed Income Portfolio	3,934	3,071
Short-Term Municipal Portfolio	6,136	5,423
Intermediate Municipal Portfolio	139,307	202,410
Intermediate Municipal II Portfolio	13,024	16,995

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ending June 30, 2014 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Growth Portfolio	$122,260	$103,214
Commodity Portfolio	71,496	50,788
Core Fixed Income Portfolio	31,018	33,709
U.S. Government Fixed Income Portfolio	152,943	244,626
Inflation Protected Portfolio	546,998	—
U.S. Corporate Fixed Income Portfolio	17,015	17,046
U.S. Mortgage/Asset Backed Fixed Income Portfolio	52,797	66,330

5.  FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2011 – 2013, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

A.  Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$496,434	$139,378	$(9,545)	$129,833
Institutional Value Portfolio	834,189	211,801	(12,830)	198,971
Growth Portfolio	564,687	287,878	(11,051)	276,827
Institutional Growth Portfolio	1,133,600	345,879	(12,763)	333,116
Small Cap Mid-Cap Portfolio	85,584	32,135	(3,083)	29,052
Institutional Small Cap-Mid Cap Portfolio	134,739	52,260	(4,457)	47,803
Real Estate Portfolio	148,435	23,176	(418)	22,758
International Portfolio	1,306,770	331,108	(35,082)	296,026
Institutional International Portfolio	2,528,308	514,855	(62,338)	452,517
Emerging Markets Portfolio	1,676,646	183,543	(71,623)	111,920
Core Fixed Income Portfolio	103,722	2,138	(551)	1,587
Fixed Opportunity Portfolio	767,541	31,183	(553)	30,630
U.S. Government Fixed Income Portfolio	244,511	3,223	(1,461)	1,762
Inflation Protected Portfolio	515,084	9,695	(12)	9,683
U.S. Corporate Fixed Income Portfolio	249,003	7,121	(494)	6,627
U.S. Mortgage/Asset Backed Fixed Income Portfolio	273,644	5,044	(1,939)	3,105
Short-Term Municipal Portfolio	21,101	384	(2)	382
Intermediate Municipal Portfolio	414,747	17,549	(4,972)	12,577
Intermediate Municipal II Portfolio	74,516	2,977	(11)	2,966

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax accretion methods for market discount.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

B.  Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ending June 30, 2014 and June 30, 2013 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2014	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$15,771	$—	$15,771	$—	$15,771
Institutional Value Portfolio	66,819	99,907	166,726	—	166,726
Growth Portfolio	8,842	—	8,842	—	8,842
Institutional Growth Portfolio	33,110	89,019	122,129	—	122,129
Small Cap-Mid Cap Portfolio	422	—	422	—	422
Institutional Small Cap-Mid Cap Portfolio	5,542	22,572	28,114	—	28,114
Real Estate Portfolio	1,564	—	1,564	—	1,564
International Portfolio	51,194	4,110	55,304	—	55,304
Institutional International Portfolio	120,895	73,376	194,271	—	194,271
Emerging Markets Portfolio	25,805	—	25,805	—	25,805
Core Fixed Income Portfolio	2,561	430	2,991	—	2,991
Fixed Opportunity Portfolio	49,569	15,203	64,772	—	64,772
U.S. Government Fixed Income Portfolio	3,179	786	3,965	—	3,965
Inflation Protected Portfolio	3,240	—	3,240	—	3,240
U.S. Corporate Fixed Income Portfolio	7,699	3,116	10,815	—	10,815
U.S. Mortgage/Asset Backed Fixed Income Portfolio	7,656	—	7,656	—	7,656
Short-Term Municipal Portfolio	—	44	44	266	310
Intermediate Municipal Portfolio	2	—	2	10,643	10,645
Intermediate Municipal II Portfolio	—	226	226	1,611	1,837

	Distributions Paid From:
Year Ended June 30, 2013	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$17,731	$—	$17,731	$—	$—	$17,731
Institutional Value Portfolio	38,224	41,208	79,432	—	—	79,432
Growth Portfolio	10,735	—	10,735	—	—	10,735
Institutional Growth Portfolio	18,861	140,548	159,409	—	—	159,409
Small Cap–Mid Cap Portfolio	1,248	—	1,248	—	—	1,248
Institutional Small Cap–Mid Cap Portfolio	1,471	—	1,471	—	—	1,471
Real Estate Portfolio	3,172	46,847	50,019	33	—	50,052
International Portfolio	38,014	—	38,014	—	—	38,014
Institutional International Portfolio	70,500	8,605	79,105	—	—	79,105
Emerging Markets Portfolio	12,681	—	12,681	—	—	12,681
Core Fixed Income Portfolio	3,627	770	4,397	—	—	4,397
Fixed Opportunity Portfolio	41,470	—	41,470	—	—	41,470

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

	Distributions Paid From:
Year Ended June 30, 2013	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Government Fixed Income Portfolio	$4,444	$5,259	$9,703	$—	$—	$9,703
U.S. Corporate Fixed Income Portfolio	9,002	3,661	12,663	—	—	12,663
U.S. Mortgage/ Asset Backed Fixed Income Portfolio	8,452	—	8,452	—	—	8,452
Short-Term Municipal Portfolio	—	232	232	—	328	560
Intermediate Municipal Portfolio	65	—	65	—	12,720	12,785
Intermediate Municipal II Portfolio	6	188	194	—	1,517	1,711

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemptions of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

C.  Components of Accumulated Earnings

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/(Deficit)
Value Portfolio	$766	$—	$766	$—	$(63,828)	$129,833	$66,771
Institutional Value Portfolio	17,557	59,896	77,453	—	—	198,971	276,424
Growth Portfolio	336	—	336	—	(5,296)	276,827	271,867
Institutional Growth Portfolio	8,111	62,050	70,161	—	—	333,297	403,458
Small Cap-Mid Cap Portfolio	33	—	33	—	(27,376)	29,052	1,709
Institutional Small Cap-Mid Cap Portfolio	340	13,578	13,918	—	—	47,803	61,721
Real Estate Portfolio	3,599	369	3,968	—	—	22,758	26,726
International Portfolio	6,534	138,945	145,479	—	—	296,010	441,489
Institutional International Portfolio	42,675	210,279	252,954	—	—	452,523	705,477
Emerging Markets Portfolio	27,318	6,217	33,535	—	—	104,769	138,304
Core Fixed Income Portfolio	253	—	253	(208)	(284)	1,587	1,348
Fixed Opportunity Portfolio	10,299	8,495	18,794	—	—	30,630	49,424
U.S. Government Fixed Income Portfolio	330	—	330	(273)	(614)	1,762	1,205
Inflation Protected Portfolio	3,336	—	3,336	(1,848)	—	9,683	11,171

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/(Deficit)
U.S. Corporate Fixed Income Portfolio	$674	$—	$674	$(541)	$(70)	$6,627	$6,690
U.S. Mortgage/Asset Backed Fixed Income Portfolio	762	—	762	(629)	(5,555)	3,058	(2,364)
Short-Term Municipal Portfolio	21	4	25	(18)	—	382	389
Intermediate Municipal Portfolio	958	—	958	(787)	(11,311)	12,577	1,437
Intermediate Municipal II Portfolio	152	—	152	(127)	(59)	2,966	2,932

D.  Capital Loss Carryforwards

As of their tax year ending June 30, 2014, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2018	Expires 2019	Total
Value Portfolio	$63,828	$—	$63,828
Growth Portfolio	5,296	—	5,296
Small Cap-Mid Cap Portfolio	27,376	—	27,376
Intermediate Municipal Portfolio	1,229	9,713	10,942

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
Core Fixed Income Portfolio	$222	$34	$256
U.S. Government Fixed Income Portfolio	434	—	434
U.S. Corporate Fixed Income Portfolio	70	—	70
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,865	3,035	4,900
Intermediate Municipal II Portfolio	13	—	13

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2014, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Total
Value Portfolio	$97,444
Growth Portfolio	72,292
Small Cap-Mid Cap Portfolio	21,857
International Portfolio	20,181
Intermediate Municipal Portfolio	984

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

E.  Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2015 (amounts in thousands):

Portfolio	Post-October Capital Losses
Core Fixed Income Portfolio	$28
U.S. Government Fixed Income Portfolio	180
U.S. Mortgage/Asset Backed Fixed Income Portfolio	655
Intermediate Municipal Portfolio	369
Intermediate Municipal II Portfolio	46

F.  Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, differing treatment of gains (losses) relating to foreign currency transactions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Value Portfolio	$(188)	$188	$—
Institutional Value Portfolio	(221)	221	—
Growth Portfolio	(25)	25	—
Institutional Growth Portfolio	(1,061)	1,061	—
Small Cap-Mid Cap Portfolio	6	(6)	—
Real Estate Portfolio	(6)	6	—
International Portfolio	863	(863)	—
Institutional International Portfolio	371	(371)	—
Emerging Markets Portfolio	167	(167)	—
Core Fixed Income Portfolio	352	(352)	—
Fixed Opportunity Portfolio	61	(50)	(11)
Inflation Protected Portfolio	24	—	(24)
U.S. Corporate Fixed Income Portfolio	11	(11)	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,271	(2,271)	—
Intermediate Municipal Portfolio	(36)	36	—

G.  Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

The Commodity Portfolio’s tax cost of securities as of December 31, 2013 was $971,060, resulting in accumulated net unrealized appreciation of $81,215, consisting of $115,445 in gross unrealized appreciation and $34,230 in gross unrealized depreciation.

The tax characteristics of distributions paid during the tax years ending December 31, 2013 and December 31, 2012 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2013	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$8,445	$—	$8,445	$—	$8,445

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

	Distributions Paid From:
Year Ended December 31, 2012	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$7,499	$—	$7,499	$—	$7,499

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. The Commodity Portfolio may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
Commodity Portfolio	$(103)	$—	$(103)	$—	$(33,793)	$81,291	$47,395

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2013, the Commodity Portfolio had CLCFs (not subject to expiration) to offset future capital gains, if any, as summarized in the table below (amounts in thousands):

Capital loss carryforward originating in current tax year

Short-Term Capital Loss	Long-Term Capital Loss	Total
$21,504	$11,702	$33,206

At December 31, 2013, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the tax year ending December 31, 2014.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2014

At December 31, 2013, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2014.

Portfolio	Post-October Capital Losses
Commodity Portfolio	$397

Portfolio	Post-October Currency Losses
Commodity Portfolio	$189

6.  RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.  SUBSEQUENT EVENTS. Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2014.

Effective July 18, 2014, the shareholders of the Trust approved the engagement of Parametric Portfolio Associates, LLC as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The

HC CAPITAL TRUST
Notes to Financial Statements (concluded) — June 30, 2014

Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, and The Institutional Growth Equity Portfolio beginning on that date.

Effective July 28, 2014, the Board of Trustees of the Trust approved the engagement of Western Asset Management Company (“WAMCO”) as a Specialist Manager to manage a portion of the assets of The Fixed Income Opportunity Portfolio beginning on that date. In addition, on August 13, 2014, the Trust submitted to a vote of shareholders a proposed amendment to the Portfolio Management Agreement between the Trust and WAMCO with regard to WAMCO’s fee for its portfolio management services to The Fixed Income Opportunity Portfolio.

On August 9, 2014, Cadence Capital Management LLP (“Cadence”) entered into a transaction that resulted in a change of control. As a result, by their terms, all thirteen portfolio management agreements terminated. The Trust and Cadence immediately entered into thirteen new portfolio management agreements that were substantively identical (including fee schedules) to the terminated agreements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
HC Capital Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (twenty portfolios constituting HC Capital Trust, hereafter collectively referred to as the “Trust” and individually a “Portfolio”) at June 30, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Columbus, Ohio
August 27, 2014

HC CAPITAL TRUST
Additional Information — June 30, 2014 (Unaudited)

1.  SECURITY PROXY VOTING.  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.  SHAREHOLDER VOTES.  During the six months ending June 30, 2014, no actions were taken by the shareholders of certain of the Portfolios.

3.  EXPENSE EXAMPLE.  As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses:  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value, January 1, 2014	Ending Account Value, June 30, 2014	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000	$1,072.70	$1.49	0.29%
		Hypothetical[1]	$1,000	$1,023.36	$1.45	0.29%
	HC Advisors Shares	Actual	$1,000	$1,072.70	$1.54	0.30%
		Hypothetical[1]	$1,000	$1,023.31	$1.51	0.30%
Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000	$1,074.00	$1.70	0.33%
		Hypothetical[1]	$1,000	$1,023.16	$1.66	0.33%
	HC Advisors Shares	Actual	$1,000	$1,073.20	$1.70	0.33%
		Hypothetical[1]	$1,000	$1,023.16	$1.66	0.33%
Growth Portfolio	HC Strategic Shares	Actual	$1,000	$1,042.90	$1.42	0.28%
		Hypothetical[1]	$1,000	$1,023.41	$1.40	0.28%
	HC Advisors Shares	Actual	$1,000	$1,042.40	$1.42	0.28%
		Hypothetical[1]	$1,000	$1,023.41	$1.40	0.28%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

			Beginning Account Value, January 1, 2014	Ending Account Value, June 30, 2014	Expenses Paid During Period[2]	Annualized Expense Ratio
Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000	$1,048.00	$1.27	0.25%
		Hypothetical[1]	$1,000	$1,023.55	$1.25	0.25%
	HC Advisors Shares	Actual	$1,000	$1,048.00	$1.27	0.25%
		Hypothetical[1]	$1,000	$1,023.55	$1.25	0.25%
Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000	$1,049.40	$3.30	0.65%
		Hypothetical[1]	$1,000	$1,021.57	$3.26	0.65%
	HC Advisors Shares	Actual	$1,000	$1,049.40	$3.30	0.65%
		Hypothetical[1]	$1,000	$1,021.57	$3.26	0.65%
Institutional Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000	$1,034.90	$3.68	0.73%
		Hypothetical[1]	$1,000	$1,021.17	$3.66	0.73%
	HC Advisors Shares	Actual	$1,000	$1,034.90	$3.68	0.73%
		Hypothetical[1]	$1,000	$1,021.17	$3.66	0.73%
Real Estate Portfolio	HC Strategic Shares	Actual	$1,000	$1,164.10	$4.29	0.80%
		Hypothetical[1]	$1,000	$1,020.83	$4.01	0.80%
Commodity Portfolio	HC Strategic Shares	Actual	$1,000	$1,089.50	$3.47	0.67%
		Hypothetical[1]	$1,000	$1,021.47	$3.36	0.67%
	HC Advisors Shares	Actual	$1,000	$1,089.60	$3.47	0.67%
		Hypothetical[1]	$1,000	$1,021.47	$3.36	0.67%
International Portfolio	HC Strategic Shares	Actual	$1,000	$1,052.90	$1.83	0.36%
		Hypothetical[1]	$1,000	$1,023.01	$1.81	0.36%
	HC Advisors Shares	Actual	$1,000	$1,052.20	$1.83	0.36%
		Hypothetical[1]	$1,000	$1,023.01	$1.81	0.36%
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000	$1,057.30	$1.84	0.36%
		Hypothetical[1]	$1,000	$1,023.01	$1.81	0.36%
	HC Advisors Shares	Actual	$1,000	$1,057.30	$1.84	0.36%
		Hypothetical[1]	$1,000	$1,023.01	$1.81	0.36%
Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000	$1,072.30	$3.39	0.66%
		Hypothetical[1]	$1,000	$1,021.52	$3.31	0.66%
	HC Advisors Shares	Actual	$1,000	$1,071.80	$3.39	0.66%
		Hypothetical[1]	$1,000	$1,021.52	$3.31	0.66%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,042.70	$1.06	0.21%
		Hypothetical[1]	$1,000	$1,023.75	$1.05	0.21%
	HC Advisors Shares	Actual	$1,000	$1,041.70	$1.06	0.21%
		Hypothetical[1]	$1,000	$1,023.75	$1.05	0.21%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

			Beginning Account Value, January 1, 2014	Ending Account Value, June 30, 2014	Expenses Paid During Period[2]	Annualized Expense Ratio
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000	$1,057.90	$1.58	0.31%
		Hypothetical[1]	$1,000	$1,023.26	$1.56	0.31%
	HC Advisors Shares	Actual	$1,000	$1,057.90	$1.58	0.31%
		Hypothetical[1]	$1,000	$1,023.26	$1.56	0.31%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,024.60	$0.90	0.18%
		Hypothetical[1]	$1,000	$1,023.90	$0.90	0.18%
Inflation Protected Portfolio	HC Strategic Shares	Actual[3]	$1,000	$1,035.00	$0.37	0.15%
		Hypothetical[4]	$1,000	$1,024.05	$0.75	0.15%
	HC Advisors Shares	Actual[3]	$1,000	$1,036.00	$—	0.00%
		Hypothetical[4]	$1,000	$1,024.79	$—	0.00%
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,060.60	$1.69	0.33%
		Hypothetical[1]	$1,000	$1,023.16	$1.66	0.33%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,037.40	$0.81	0.16%
		Hypothetical[1]	$1,000	$1,024.00	$0.80	0.16%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000	$1,005.00	$1.64	0.33%
		Hypothetical[1]	$1,000	$1,023.16	$1.66	0.33%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000	$1,028.40	$1.46	0.29%
		Hypothetical[1]	$1,000	$1,023.36	$1.45	0.29%
	HC Advisors Shares	Actual	$1,000	$1,028.40	$1.46	0.29%
		Hypothetical[1]	$1,000	$1,023.36	$1.45	0.29%
Intermediate Muni II	HC Strategic Shares	Actual	$1,000	$1,027.40	$1.21	0.24%
		Hypothetical[1]	$1,000	$1,023.60	$1.20	0.24%
	HC Advisors Shares	Actual	$1,000	$1,027.40	$1.21	0.24%
		Hypothetical[1]	$1,000	$1,023.60	$1.20	0.24%

1	Represents the hypothetical 5% annual return before expenses.
2	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
3	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from April 3, 2014 (date of commencement of operations) to June 30, 2014, divided by the number of days in the fiscal year.
4	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratio for the 89 days of operations during the period, and has been annualized to reflect values for the period January 1, 2014 to June 30, 2014.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

4.  ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.  Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending June 30, 2014, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Value Portfolio	87.05%
Institutional Value Portfolio	40.80%
Growth Portfolio	100.00%
Institutional Growth Portfolio	54.55%
Small Cap-Mid Cap Portfolio	100.00%
Institutional Small Cap-Mid Cap Portfolio	21.92%
Real Estate Portfolio	5.59%
International Portfolio	1.52%
Institutional International Portfolio	1.80%
Emerging Markets Portfolio	0.59%
Core Fixed Income Portfolio	0.90%
Fixed Income Opportunity Portfolio	0.05%
U.S. Corporate Fixed Income Portfolio	0.81%

B.  Foreign Tax Pass through Credit. Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2014. These shareholders will receive more detailed information along with their 2014 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on June 30, 2014, are as follows:

Portfolio	Foreign Source Income	Foreign Tax Expense
International Portfolio	$0.51	$0.04
Institutional International Portfolio	$0.95	$0.08
Emerging Markets Portfolio	$0.49	$0.06

C.  Qualified Dividends. For the fiscal year ending June 30, 2014, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Value Portfolio	100.00%
Institutional Value Portfolio	44.03%
Growth Portfolio	100.00%
Institutional Growth Portfolio	56.44%
Small Cap-Mid Cap Portfolio	100.00%
Institutional Small Cap-Mid Cap Portfolio	23.29%
Real Estate Portfolio	6.57%
International Portfolio	66.13%
Institutional International Portfolio	46.23%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

Portfolio	Dividends Paid
Emerging Markets Portfolio	55.81%
Core Fixed Income Portfolio	1.16%
Fixed Income Opportunity Portfolio	0.05%
U.S. Corporate Fixed Income Portfolio	0.92%

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2014 Form 1099-DIV.

D.  Qualified Interest Income. For the fiscal year ending June 30, 2014, the following dividends paid by the Portfolios were designated as Qualified Interest Income that may be exempt from U.S. withholding tax on accounts of foreign investors.

Portfolio	Amount (in thousands)
Core Fixed Income Portfolio	$2,519
Fixed Income Opportunity Portfolio	48,684
U.S. Government Fixed Income Portfolio	3,198
Inflation Protected Securities Portfolio	5,089
U.S. Corporate Fixed Income Portfolio	6,917
U.S. Mortgage/Asset Backed Fixed Income Portfolio	7,619

E.  Long Term Capital Gains. The Portfolios declared long term distributions of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

Portfolio	Amount (in thousands)
Institutional Value Portfolio	$99,908
Institutional Growth Portfolio	89,019
Institutional Small Cap-Mid Cap Portfolio	22,572
International Equity Portfolio	4,110
Institutional International Portfolio	73,376
Core Fixed Income Portfolio	430
Fixed Income Opportunity Portfolio	15,203
U.S. Government Fixed Income Portfolio	786
U.S. Corporate Fixed Income Portfolio	3,116
Short-Term Municipal Portfolio	44
Intermediate Municipal II Portfolio	226

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

F.  Short Term Capital Gains. The Portfolios declared short term distributions of realized gains as follows:

Portfolio	Amount (in thousands)
Institutional Value Portfolio	$43,303
Institutional Growth Portfolio	18,613
Institutional Small Cap-Mid Cap Portfolio	5,212
Real Estate Portfolio	18
Institutional International Portfolio	27,256
Core Fixed Income Portfolio	11
U.S. Corporate Fixed Income Portfolio	466

G.  Tax Exempt Distributions. The Portfolios declared and paid tax exempt distributions for the fiscal year ending June 30, 2014, as follows:

Portfolio	Amount (in thousands)
Short-Term Municipal Portfolio	$266
Intermediate Municipal Portfolio	10,642
Intermediate Municipal II Portfolio	1,611

5.  ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

6.  ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.8%
Consumer Staples	7.5%
Energy	10.5%
Financials	29.4%
Health Care	10.2%
Industrials	8.3%
Information Technology	10.8%
Materials	4.4%
Telecommunication Services	2.0%
Utilities	2.2%
Other	0.9%
Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.7%
Consumer Staples	7.3%
Energy	10.3%
Financials	29.4%
Health Care	10.4%
Industrials	8.0%
Information Technology	10.6%
Materials	4.3%
Telecommunication Services	2.0%
Utilities	2.2%
Other	1.8%
Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	18.7%
Consumer Staples	9.3%
Energy	5.5%
Financials	11.8%
Health Care	17.7%
Industrials	6.7%
Information Technology	26.7%
Materials	2.8%
Other	0.8%
Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	16.0%
Consumer Staples	8.4%
Energy	4.9%
Financials	12.0%
Health Care	16.1%
Industrials	6.2%
Information Technology	23.0%
Materials	2.0%
Telecommunication Services	0.0%
Transportation	0.0%
Other	11.4%
Total	100.0%

Small Cap–Mid Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.0%
Consumer Staples	0.9%
Energy	5.5%
Financials	26.1%
Health Care	10.3%
Industrials	17.7%
Information Technology	18.6%
Insurance	0.2%
Materials	6.5%
Telecommunication Services	1.1%
Utilities	1.5%
Other	2.6%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

Institutional Small Cap–Mid Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.4%
Consumer Staples	0.8%
Energy	5.5%
Financials	24.8%
Health Care	11.3%
Industrials	16.9%
Information Technology	19.4%
Materials	6.9%
Telecommunication Services	0.8%
Utilities	1.9%
Other	2.3%
Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	5.6%
Consumer Staples	1.2%
Financials	89.1%
Health Care	2.5%
Telecommunication Services	1.0%
Other	0.6%
Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	31.5%
Financials	6.0%
Industrials	2.0%
Materials	17.3%
Telecommunication Services	0.1%
Other	43.1%
Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.0%
Consumer Staples	8.8%
Energy	9.0%
Financials	22.2%
Health Care	11.5%
Industrials	14.2%
Information Technology	6.1%
Materials	7.6%
Telecommunication Services	6.0%
Utilities	2.0%
Other	0.6%
Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.5%
Consumer Staples	9.0%
Energy	8.9%
Financials	22.8%
Health Care	11.8%
Industrials	14.1%
Information Technology	5.3%
Materials	7.9%
Telecommunication Services	6.4%
Utilities	2.1%
Other	0.2%
Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	6.4%
Consumer Staples	3.7%
Energy	12.4%
Financials	33.7%
Health Care	0.3%
Industrials	8.1%
Information Technology	13.8%
Materials	9.9%
Telecommunication Services	5.4%
Utilities	4.9%
Other	1.4%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	2.1%
Consumer Staples	0.8%
Energy	3.2%
Financials	26.9%
Health Care	1.4%
Industrials	2.8%
Information Technology	2.8%
Materials	0.9%
Telecommunication Services	1.7%
Utilities	0.8%
Other	56.6%
Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	15.6%
Consumer Staples	5.3%
Energy	21.5%
Financials	19.1%
Health Care	5.9%
Industrials	6.3%
Information Technology	4.6%
Materials	7.4%
Telecommunication Services	9.6%
Utilities	3.6%
Other	1.1%
Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	81.4%
Agency	8.4%
Corporate	0.1%
Other	10.1%
Total	100.0%

Inflation Protected Portfolio

Security Allocation	Percentage of Value
Treasury	89.9%
Other	10.1%
Total	100.0%

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	4.9%
Consumer Staples	1.8%
Energy	9.2%
Financials	53.0%
Health Care	4.2%
Industrials	8.0%
Information Technology	8.2%
Materials	3.1%
Telecommunication Services	5.4%
Utilities	2.2%
Other	0.0%
Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	75.9%
Mortgage	5.7%
Asset Backed Securities	1.2%
Other	17.2%
Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Financials	0.9%
General	15.8%
General Obligation	34.0%
Higher Education	5.6%
Medical	4.0%
Power	2.6%
School District	11.6%
Transportation	8.5%
Utilities	3.2%
Water	13.8%
Other	0.0%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	5.4%
Development	1.2%
Education	1.0%
Facilities	1.7%
Financials	10.1%
General	15.1%
General Obligation	14.9%
Higher Education	5.1%
Medical	4.5%
Multi-Family Housing	0.5%
Nursing Homes	0.3%
Pollution	1.6%
Power	5.6%
School District	4.0%
Single Family Housing	0.2%
Student Loan	1.2%
Tobacco Settlement	2.3%
Transportation	10.9%
Utilities	3.0%
Water	9.7%
Other	1.7%
Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Bond Bank	1.3%
Education	3.9%
Facilities	4.8%
Financials	11.2%
General	12.0%
General Obligation	24.8%
Higher Education	3.4%
Pollution	2.2%
Power	1.5%
School District	10.6%
Transportation	6.7%
Utilities	6.1%
Water	11.5%
Other	0.0%
Total	100.0%

7. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC, (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). As of the date of this report, the Trust offered twenty Portfolios, fourteen of which were managed by two or more Specialist Managers.1 Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board of Trustees (the “Board”):

•	Approved continuation of the HC Contracts;
•	Approved continuation of certain Portfolio Management Agreements relating to certain Portfolios designed to invest primarily in fixed income securities (“Fixed Income Portfolios”) and other Portfolios that focus on the large capitalization sector of the securities markets (“Large Cap Portfolios”);
•	Approved Portfolio Management Agreements with Parametric Portfolio Associates, LLC (“Parametric”) relating to four existing Portfolios;

[1]	See Note 3.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

•	Approved or ratified new Portfolio Management Agreements with each of Artisan Partners Limited Partnership (“Artisan”), Seix Investment Advisors, LLC (“Seix”) and Cadence Capital Management, LLC (“Cadence”), following certain transactions affecting these Specialist Managers;
•	Approved an amendment to the Portfolio Management Agreement between the Trust and The Boston Company Asset Management, LLC (“TBCAM”) reducing the rate at which advisory fees payable to TBCAM are computed.

Continuation of the HC Contracts.  During the six-month period covered by this report, the Trust’s Board approved the continuation of each of the HC Contracts. In approving each of the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed primarily to serve as asset allocation vehicles for, and are available exclusively to, clients of Hirtle Callaghan. Other factors considered by the Board in connection with its determination to continue the HC Contracts are summarized below.

With respect to the nature and quality of the Adviser’s services to the Trust, the Board concluded that the overall quality of the services provided by the Adviser merited continuation of the HC Contract. The Board found that the Adviser’s services, including the Adviser’s role in the selection of the Specialist Managers, continuing commitment to strategic planning, manager research and tax efficient strategies where appropriate were consistent with the expectations of the Trust’s shareholders. In reaching this determination, the Board also considered the services of the Trust’s executive officers, each of whom is an employee of Hirtle Callaghan, their oversight of the activities of the Trust’s administrator and other service providers, as well as the oversight of the Specialist Managers provided by the Adviser within the framework of its manager oversight programs. The Board also considered the Adviser’s efforts to control the costs of the Trust, including obtaining advisory fee concessions from various Specialist Managers1.

With respect to the performance achieved by the Trust’s Portfolios, the Board viewed the overall performance of the respective Portfolios in the context of their use as vehicles through which the Adviser seeks to access specific asset classes within the framework of Hirtle Callaghan client accounts. In concluding that overall investment results achieved by the Portfolios reflect appropriate manager selection by the Adviser, the Board was informed with respect to publicly available information about the performance of peer funds but based its findings primarily on the specific facts and circumstances of the Trust. The Board concluded that the overall investment results achieved by the Portfolios reflect appropriate manager selection by the Adviser and that continuation of the HC Contracts was in the best interests of the Trust’s shareholders.

With respect to the fees paid to the Adviser under the HC Contracts, the Board considered the fact that Hirtle Callaghan’s standard client agreement relating to private clients includes a 0.05% “breakpoint” to the extent that a client’s assets are invested in the Trust. Although informed with respect to the financial position of the Adviser, as well as fees charged by peer funds, the Board did not consider such information as a material factor in its conclusions. Nor did the Board consider specific information with respect to the costs and expenses incurred by the Adviser in providing services to the Trust in light of the unique breakpoint feature embedded in Hirtle Callaghan’s standard client agreements. Given the structure of the Advisor’s fee schedule, the Board also concluded that there was little, if any, opportunity for economies of scale with respect to the level of the Adviser’s fee, which is fixed under the HC Agreements as an annual fee of 0.05% of the assets of the Portfolios to which each agreement relates. Based on the foregoing and other information relating to the structure and level of the Adviser’s fee provided to the Board, the Trustees concluded that the rate at which the Adviser is compensated for its services is reasonable.

Continuation of Certain Portfolio Management Agreements.  The Portfolio Management Agreements relating to the Fixed Income Portfolios and the Large Cap Portfolios (collectively, the “Continuing Agreements”) approved for continuance during the period are identified below, together with the Specialist Managers subject to review during the period.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

Specialist Manager	Fixed Income Portfolios
Breckinridge Capital Advisors, Inc.	The Short-Term Municipal Bond Portfolio The Intermediate Term Municipal Bond II Portfolio
Fort Washington Investment Advisors, Inc.	The Fixed Income Opportunity Portfolio
Mellon Capital Management Corp.[2]	The Core Fixed Income Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
Seix Investment Advisors LLC	The Core Fixed Income Portfolio The U.S. Corporate Fixed Income Securities Portfolio
Standish Mellon Asset Management Company LLC	The Intermediate Term Municipal Bond Portfolio

Specialist Manager	Large Cap Portfolios
AllianceBernstein, LP	The Value Equity Portfolio The Institutional Value Equity Portfolio
Institutional Capital, LLC	The Value Equity Portfolio The Institutional Value Equity Portfolio
Jennison Associates LLC	The Growth Equity Portfolio The Institutional Growth Equity Portfolio
Pacific Investment Management Co., LLC	The Institutional Value Equity Portfolio The Institutional Growth Equity Portfolio The Commodity Returns Strategy Portfolio The Fixed Income Opportunity Portfolio
Sustainable Growth Advisors	The Growth Equity Portfolio The Institutional Growth Equity Portfolio

In considering each of the Portfolio Management Agreements referenced above, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that Specialist Mangers do not participate in the administration of any of the Portfolios or in the distribution of shares of any Portfolio and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of the Trust and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; that shares of the respective Portfolios are generally available only to such clients; and representations by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances of the Trust.

[2]	Mellon Capital Management Corp. also serves as a Specialist Manager to thirteen other Portfolios of the Trust, but the Portfolio Management Agreements related to those Portfolios were not considered for renewal during the period.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

In concluding that continuation of the Portfolio Management Agreements identified above was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also determined that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points and fee waivers afforded to the Portfolios, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of New Portfolio Management Agreements with Parametric.  During the period, the Board approved new Portfolio Management Agreements (the “Parametric Agreements) between the Trust and Parametric relating to each of the Portfolios (collectively, the “Affected Portfolios”) listed below:

The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio

The following is a summary of the factors considered by the Board in approving the Parametric Agreements.

In approving the Parametric Agreements, the Board received information from Parametric regarding its “defensive equity” strategies (“Parametric Strategies”) and information from the Adviser regarding the Adviser’s belief that the Parametric Strategies would contribute to the achievement of each Portfolio’s investment objective and their ability to capture the desired asset class during times when the equity markets in general are performing poorly. With respect to the nature and quality of the services expected to be provided to the Affected Portfolios, the Board gave considerable weight to the Adviser’s recommendation. The Board also considered fact that Parametric would not participate in the administration or distribution of shares of the Portfolios and that, other than advisory fees payable under the terms of the Parametric Agreements, it was not expected that Parametric would benefit materially from its association with the Trust. In concluding that approval of the Parametric Agreements was in the best interests of the Affected Portfolios, the Board was informed with respect to publicly available information about the performance of other managers employing similar strategies but did not base its determination on results reported to have achieved by such managers.

With respect to the fee schedules pursuant to which Parametric would be compensated for its services, the Board considered the fact that, under the Parametric Agreements, the rate at which advisory fees relating to assets allocated to Parametric would be calculated would be no higher than the highest rate currently applicable to assets allocated to the other Specialist Managers currently serving the Affected Portfolios. The Board determined that the proposed fee schedule was fair and reasonable, basing its finding on several factors, including comparisons to the fees charged by other investment advisory organizations for similar services. In making this determination, the Board recognized that the impact of the fee to be paid to Parametric on overall advisory fees would depend on the allocation of assets within the Affected Portfolios.

The Board was also informed with respect to Parametric’s financial position and profitability as well as data regarding advisory fees paid by other funds with similar investment policies. In considering this information, the Board

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

gave substantial weight to information demonstrating that the rate at which Parametric was to be compensated under the separate Portfolio Management Agreements was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser.

Approval of New Portfolio Management Agreements with Artisan, Seix and Cadence.  During the period, the Board also approved new Portfolio Management Agreements (the “New Agreements”) with each of Artisan, Seix and Cadence (“Affected Managers”) related to the Portfolios shown in the table below.

Artisan Partners Limited Partnership	The International Equity Portfolio The Institutional International Equity Portfolio
Seix Investment Advisors LLC	The Core Fixed Income Portfolio The U.S. Corporate Fixed Income Securities Portfolio
Cadence Capital Management LLC	The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization–Mid Capitalization Equity Portfolio
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Real Estate Securities Portfolios
The Emerging Markets Portfolio
The Commodity Returns Strategy Portfolio

In approving the continuation of the New Agreements, the Board received information about certain changes in the ownership structure of the Affected Mangers, which, under the 1940 Act, would result in the automatic termination of the then existing agreements (“Prior Agreements”) between the Trust and the respective Affected Managers. In determining to approve the New Agreements, the Board considered the fact that each of the New Agreements was substantively identical to the Prior Agreements and that the fees to which the Affected Mangers would be entitled and the expenses of the Portfolios served by the Affected Managers would not increase as a result of the changes in the structure of the Affected Managers or implementation of the New Agreements. The Board’s also considered representations provided by the respective Specialist Managers to the Adviser and the Trust’s officers to the effect that the services to be provided to the Trust under the New Agreement would not change as a result of the approval of the New Agreements and that approval of the New Agreements would avoid disruption of the portfolio management services provided to the Portfolios. The Board also considered each of the factors it had considered in approving continuation of the Continuing Agreements noted above, as well as, in the case of the New Agreements related to Artisan, a revision in the break-point schedule that would reduce fees payable to Artisan by the Portfolios to which it provides services under certain circumstances.

Approval of Amendments to the Portfolio Management Agreement with TBCAM.  During the period, the Board also approved an amendment to the Portfolio Management Agreement with TBCAM, relating to The Emerging Markets Portfolio (the “Portfolio”). In approving the amendment, which reduced the rate at which fees payable by the Portfolio to TBCAM are computed, the Board reviewed information with respect to the nature of the services provided by TBCAM and the role of the organization in the context of the Portfolio, as well the view of the Adviser to the effect that reduction of the advisory fee rate would not change or impair the nature or quality of services provided to the Portfolio. Based on all of the information presented, the Board concluded that implementation of the amendment was in the interests of shareholders of the Portfolio.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

OFFICERS AND AFFILIATED TRUSTEES.  The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1961	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/12	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of Hirtle Callaghan & Co., LLC (“Hirtle Callaghan”), a registered investment adviser and the parent company of the Adviser. He has been with Hirtle Callaghan for more than the past five years.	20	None
Colette L. Bergman Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bergman is currently a Vice President of Hirtle Callaghan. She has been with Hirtle Callaghan for more than the past five years.	20	N/A
Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Born: 1955	Chief Compliance Officer	Indefinite; Since 4/25/13	Mr. Talarico is the founder of Alaric Compliance Services LLC and served as its President and Chief Executive Officer for more than the past five years.	20	N/A
Curtis Barnes Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Born: 1953	Secretary	Indefinite; Since 6/05/14	Mr. Barnes is a Senior Vice President and has been with Citi Fund Services Ohio, Inc. since June 1995.	20	N/A

*	Mr. Zion may be deemed to be an “interested person” of the Adviser as that term is defined by the 1940 Act, as a result of his past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2014 (Unaudited)

INDEPENDENT TRUSTEES.  The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	20	None
Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1939	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	20	Atlas Resources LP
R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1945	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	20	Franklin Square Energy and Power Fund
Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the President of The Wortham Foundation and has been a Trustee for more than the past five years.	20	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

(This page intentionally left blank.)

HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Investment Adviser HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, PA 19428	Counsel Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
Administrator Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219 Distributor Unified Financial Securities, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, IN 46208-4715	McCarter & English, LLP 1735 Market Street, Suite 700 Philadelphia, PA 19103
Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 41 South High Street, Suite 2500 Columbus, OH 43215
Custodian State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

8/14

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Harvey Magarick, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Magarick was appointed to the board effective July 1, 2004 and was determined to be an audit committee financial expert on August 26, 2004.

Item 4. Principal Accountant Fees and Services.

For the fiscal years ended June 30, 2014 and June 30, 2013 the aggregate fees billed by PricewaterhouseCoopers LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the table below.

(a) Audit Fees,

2013 $394,946

2014 $427,346

Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(b) Audit-Related Fees,

2013 $0

2014 $0

(c) Tax Fees,

2013 $93,175

2014 $100,975

For the fiscal year ended June 30, 2014, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $100,975. Such tax services included the review of income and excise tax returns for the Registrant. For the fiscal year ended June 30, 2014, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $290,190. Such tax services included the review of income and excise tax returns for the Registrant.

(d) All Other Fees,

2013 $93,344

2014 $189,215

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) - None of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(7)(i)(c) of Regulation S-X.

(f) Not applicable.

(g) - For the fiscal years ended June 30, 2014 and June 30, 2013 the Aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0 respectively.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b) (1) Not applicable.

(b) (2) Not applicable.

(b) (3) Not applicable.

(b) (4) Not applicable.

(b) (5) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act 17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date:	September 5, 2014

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date:	September 5, 2014